SEC. File Nos. 002-86838
811-03857

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 41
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 41
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, CA 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071
(name and address of agent for service)
__________________

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on October 1, 2006, pursuant to paragraph (a) of rule 485.


[LOGO OF AMERICAN FUNDS(R)]                The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS
Class 1 shares
October 1,2006

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds Insurance Series (the "Series") consists of 15 funds, each representing a separate fully managed diversified portfolio of securities. The
15 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 1 shares and is for use with the contracts that make Class 1 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

         2002        2003        2004         2005
         ----        ----        ----         ----
       -21.41%      37.41%      10.72%       11.07%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  18.42% (quarter ended June 30, 2003)
LOWEST  -17.48% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
2.57%.

For periods ended December 31, 2005:

                                       LIPPER MULTI-CAP GLOBAL SERVICE
AVERAGE ANNUAL                           GROWTH FUNDS   AND INFORMATION
TOTAL RETURNS         FUND  S&P 500/1/     INDEX/2/        INDEX/3/
-----------------------------------------------------------------------

1 year               11.07%   4.91%         9.13%            7.07%
-----------------------------------------------------------------------
Lifetime/4/            4.90    2.27          0.84             2.84

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI(R)
   World Index, which is a market-capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. The index is compiled by Capital Research and Management
   Company, is unmanaged, and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.58%
------------------------------------------------------------------------
             Other expenses                                        0.03
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.61

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $62    $195    $340     $762

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1998      1999      2000     2001     2002      2003      2004      2005
   ----      ----      ----     ----     ----      ----      ----      ----
  29.03%    70.01%   -18.71%  -13.99%  -14.46%    35.63%    13.80%    14.37%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  41.07% (quarter ended December 31, 1999)
LOWEST  -20.39% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
6.31%.

For periods ended December 31, 2005:

                                     MSCI       LIPPER
                                     WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/   INDEX/2/
---------------------------------------------------------

        1 year               14.37% 10.02%      11.89%
---------------------------------------------------------
        5 years                5.37   2.64        2.96
---------------------------------------------------------
        Lifetime/3/           11.22   6.59        6.99

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.58%
------------------------------------------------------------------------
             Other expenses                                        0.04
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.62

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $63    $199    $346     $774

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  1999        2000        2001         2002        2003       2004      2005
  ----        ----        ----         ----        ----       ----      ----
 91.78%      -16.33%     -12.63%     -18.83%      53.92%     21.13%    25.66%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  28.97% (quarter ended December 31, 1999)
LOWEST  -28.17% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
9.45%.

For periods ended December 31, 2005:

                                               LIPPER GLOBAL
                                 S&P/CITIGROUP   SMALL-CAP
AVERAGE ANNUAL TOTAL             GLOBAL/WORLD      FUNDS
RETURNS                    FUND   INDEXES/1/    AVERAGE/2/
------------------------------------------------------------

1 year                    25.66%    17.24%        15.74%
------------------------------------------------------------
5 years                    10.69     13.96          6.50
------------------------------------------------------------
Lifetime/3/                14.02      9.42          8.18

/1/S&P/Citigroup Global/World Indexes reflect a combination of the
   S&P/Citigroup Global Index and two S&P/Citigroup World Indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global Index, which tracks more than
   7,000 publicly traded stocks around the world with market capitalizations of less than $2 billion, has been used since May 2004. This index better reflects the fund's investments in developing countries during this period.
   The S&P/Citigroup World Indexes, which only include stocks in developed countries and reflect market capitalizations of less than $1.5 billion and less than $1.2 billion, were used from January 2000 to April 2004 and from
   April 1998 to December 1999, respectively. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is comprised of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.74%
------------------------------------------------------------------------
             Other expenses                                        0.05
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.79

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $81    $252    $439     $978

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000    2001     2002    2003    2004    2005
------  ------  ------  ------  -----  ------  -------  ------  ------  ------
13.36%  30.10%  35.56%  57.61%  4.72%  -17.93% -24.27%  37.15%  12.75%  16.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.77% (quarter ended December 31, 1999)
LOWEST  -27.12% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
2.56%.

For periods ended December 31, 2005:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
----------------------------------------------------------------------------

        1 year               16.50%   4.91%        7.96%          7.24%
----------------------------------------------------------------------------
        5 years                2.28    0.54         0.15          -1.36
----------------------------------------------------------------------------
        10 years              13.96    9.07         7.28           7.26
----------------------------------------------------------------------------
        Lifetime/4/           14.96   12.83        10.50          10.70

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.33%
------------------------------------------------------------------------
             Other expenses                                        0.02
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.35

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $36    $113    $197     $443

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996   1997   1998    1999    2000     2001    2002     2003    2004    2005
------  ----- ------  ------  -------  ------  -------  ------  ------  -----
17.53%  9.06% 21.22%  76.42%  -21.85%  -19.73% -14.58%  35.12%  19.66%  21.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.45% (quarter ended December 31, 1999)
LOWEST  -19.60% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
6.01%.

For periods ended December 31, 2005:

                             MSCI       LIPPER
AVERAGE ANNUAL               EAFE    INTERNATIONAL
TOTAL RETURNS         FUND  INDEX/1/ FUNDS INDEX/2/
---------------------------------------------------

1 year               21.75% 14.02%      15.67%
---------------------------------------------------
5 years                6.18   4.94        5.34
---------------------------------------------------
10 years              11.20   6.18        7.74
---------------------------------------------------
Lifetime/3/           10.41   6.74        7.85

/1/MSCI EAFE (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.52%
------------------------------------------------------------------------
             Other expenses                                        0.05
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.57

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $58    $183    $318     $714

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco,
Panama, Peru, the Philippines, Poland, Russian Federation, South Africa,
Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000     2001     2002     2003    2004     2005
   ------   ------   ------   ------   -----   ------
  -12.43%   -3.99%   -5.45%   39.56%   19.07%   21.10%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  15.65% (quarter ended June 30, 2003)
LOWEST  -15.96% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
8.97%.

For periods ended December 31, 2005:

                                MSCI
AVERAGE ANNUAL               ALL COUNTRY
TOTAL RETURNS         FUND  WORLD INDEX/1/
------------------------------------------

1 year               21.10%    11.37%
------------------------------------------
5 years               12.81      3.41
------------------------------------------
Lifetime/2/           10.27      2.50

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 49 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.84%
------------------------------------------------------------------------
             Other expenses                                        0.08
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.92

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $94    $293    $509    $1,131

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger, non-U.S. companies, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

    2002         2003        2004         2005
   -------      -------     ------       ------
   -22.93%      31.24%       9.94%        7.57%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  17.18% (quarter ended June 30, 2003)
LOWEST  -20.45% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
4.65%.

For periods ended December 31, 2005:

                                      LIPPER GROWTH
AVERAGE ANNUAL                         AND INCOME
TOTAL RETURNS        FUND  S&P 500/1/ FUNDS INDEX/2/
----------------------------------------------------

1 year               7.57%   4.91%        6.82%
----------------------------------------------------
Lifetime/3/           2.83    2.27         4.01

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.44%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.45

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $46    $144    $252     $567

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.
The fund's cumulative total return for the six months ended June 30, 2006 was -3.90%.*

*Began operations on May 1, 2006.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.69%
------------------------------------------------------------------------
             Other expenses*                                       0.04
------------------------------------------------------------------------
             Total annual fund operating expenses+                 0.73

*Based on estimated amounts for the current fiscal year.

+The Series' investment adviser is waiving 10% of its management fees. The waiver will continue at this level until further review.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS
---------------------------

Class 1       $75    $233

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000   2001    2002     2003    2004    2005
------  ------  ------  ------  -----  -----  ------   ------  ------  -----
18.72%  25.83%  18.37%  11.48%  8.24%  2.78%  -18.15%  32.76%  10.66%  6.08%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.92% (quarter ended December 31, 1998)
LOWEST  -18.64% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
4.09%.

For periods ended December 31, 2005:

                                      LIPPER GROWTH
AVERAGE ANNUAL                         AND INCOME
TOTAL RETURNS        FUND  S&P 500/1/ FUNDS INDEX/2/
----------------------------------------------------

1 year               6.08%   4.91%        6.82%
----------------------------------------------------
5 years               5.57    0.54         2.92
----------------------------------------------------
10 years             10.84    9.07         8.47
----------------------------------------------------
Lifetime/3/          13.08   12.83        11.42

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.28%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.29

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $30     $93    $163     $368

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2005, the fund was approximately 72% invested in equity securities, 23% invested in debt securities and 5% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998   1999   2000   2001    2002    2003    2004    2005
------  ------  ------  -----  -----  -----  -------  ------  -----   -----
15.78%  20.49%  13.13%  7.25%  4.62%  0.77%  -12.19%  22.14%  8.50%   9.45%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  12.24% (quarter ended June 30, 2003)
LOWEST  -12.28% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
5.60%.

For periods ended December 31, 2005:

                                            LEHMAN
AVERAGE ANNUAL                        BROTHERS AGGREGATE
TOTAL RETURNS        FUND  S&P 500/1/   BOND INDEX/2/
--------------------------------------------------------

1 year               9.45%   4.91%          2.43%
--------------------------------------------------------
5 years               5.12    0.54           5.87
--------------------------------------------------------
10 years              8.56    9.07           6.16
--------------------------------------------------------
Lifetime/3/           9.38   10.54           7.32

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from August 1, 1989, the date the fund began investment operations.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.34%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.35

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $36    $113    $197     $443

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities
(including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by
Standard & Poor's Corporation or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in bonds of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996     1997   1998    1999    2000    2001    2002    2003    2004    2005
   ----    -----   ----    -----   ----    ----     ----   ----    ----    ----
   5.84%   10.13%  4.37%   2.81%   5.22%   8.48%    4.26%  13.07%  6.04%   1.77%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  5.15% (quarter ended December 31, 2002)
LOWEST  -2.10% (quarter ended March 31, 1996)
The fund's cumulative total return for the six months ended June 30, 2006, was
1.41%.

For periods ended December 31, 2005:

                            CITIGROUP BROAD          LEHMAN
AVERAGE ANNUAL              INVESTMENT-GRADE   BROTHERS AGGREGATE
TOTAL RETURNS        FUND  (BIG) BOND INDEX/1/   BOND INDEX/2/
-----------------------------------------------------------------

1 year               1.77%       2.57%               2.43%
-----------------------------------------------------------------
5 years               6.65        5.93                5.87
-----------------------------------------------------------------
Lifetime/3/           6.15        6.19                6.17

/1/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.43%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.44

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $45    $141    $246     $555

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates-and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fall to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations prior to the date of this prospectus.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 35
                                                                             ---

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

            Management fees                                       0.57%
------------------------------------------------------------------------
            Other expenses*                                       0.04
------------------------------------------------------------------------
            Total annual fund operating expenses+                 0.61

*Based on estimated amounts for the current fiscal year.

+The Series' investment adviser is waiving 10% of its management fees. The waiver will continue at this level until further review.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS
----------------------

Class 1   $62   $195

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 37
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1996   1997    1998   1999    2000   2001    2002    2003    2004    2005
 ------  ------  -----  -----  ------  -----  ------  ------   -----   -----
 13.21%  12.41%  0.45%  5.80%  -3.06%  8.02%  -1.51%  29.79%   9.83%   2.46%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.83% (quarter ended December 31, 2002)
LOWEST  -9.03% (quarter ended June 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
3.32%.

For periods ended December 31, 2005:

                                                                LIPPER
                           CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
AVERAGE ANNUAL              HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
TOTAL RETURNS        FUND    INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
---------------------------------------------------------------------------

1 year               2.46%     2.26%           2.57%             3.00%
---------------------------------------------------------------------------
5 years               9.21      9.83            5.93              6.76
---------------------------------------------------------------------------
10 years              7.37      7.13            6.19              5.30
---------------------------------------------------------------------------
Lifetime/4/          10.43      N/A             8.80              8.01

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
   therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.49%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.50

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $51    $160    $280     $628

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 39
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996   1997   1998    1999    2000   2001   2002    2003   2004    2005
  -----   -----  -----  ------  ------  -----  -----   -----  -----   -----
  3.11%   8.45%  8.19%  -0.53%  11.69%  7.24%  9.45%   2.51%  3.58%   2.70%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  4.57% (quarter ended September 30, 2001)
LOWEST  -2.01% (quarter ended March 31, 1996)
The fund's cumulative total return for the six months ended June 30, 2006, was
-0.69%.

For periods ended December 31, 2005:

                           CITIGROUP    LIPPER
                           TREASURY/   GENERAL
                             GOVT.       U.S.
                           SPONSORED/ GOVERNMENT
AVERAGE ANNUAL              MORTGAGE    FUNDS
TOTAL RETURNS        FUND   INDEX/1/  AVERAGE/2/ CPI/3/
-------------------------------------------------------

1 year               2.70%   2.71%      2.05%    3.42%
-------------------------------------------------------
5 years               5.06    5.46       4.51     2.49
-------------------------------------------------------
10 years              5.58    6.04       4.99     2.52
-------------------------------------------------------
Lifetime/4/           7.18    7.88       6.71     2.99

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 41
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.46%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.47

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $48    $151    $263     $591

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 43
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1996    1997    1998    1999     2000    2001    2002    2003    2004    2005
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
5.07%   5.16%   5.15%   4.83%    6.04%   3.66%   1.24%   0.67%   0.96%   2.97%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.57% (quarter ended December 31, 2000)
LOWEST  0.09% (quarter ended March 31, 2004)
The fund's cumulative total return for the six months ended June 30, 2006, was
2.20%.

For periods ended December 31, 2005:

AVERAGE ANNUAL
TOTAL RETURNS        FUND
--------------------------

1 year               2.97%
--------------------------
5 years               1.89
--------------------------
10 years              3.56
--------------------------
Lifetime*             4.93

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees                                      0.32%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.33

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 1       $34    $106    $185     $418

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 45
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series'
annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The primary individual portfolio counselors for each of the funds are:

                                                                PRIMARY TITLE WITH INVESTMENT
                                                                   ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE   PORTFOLIO COUNSELOR EXPERIENCE      AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)          IN THE FUND(S)               DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
-----------------------------------------------------------------------------------------------------------------------------

 JAMES K. DUNTON             Growth-Income Fund -- 22 years     Senior Vice President and      Serves as an equity portfolio
 VICE CHAIRMAN OF THE BOARD  (since the fund's inception)       Director, Capital Research     counselor for Growth-Income
                             Blue Chip Income and Growth        and Management Company         Fund and Blue Chip Income and
                             Fund -- 5 years (since the fund's  Investment professional for    Growth Fund
                             inception)                         44 years, all with Capital
                                                                Research and Management
                                                                Company or affiliate
-----------------------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            Growth-Income Fund -- 1 year       Senior Vice President,         Serves as an equity portfolio
 PRESIDENT AND TRUSTEE                                          Capital Research and           counselor for Growth-Income
                                                                Management Company             Fund
                                                                Investment professional for
                                                                21 years, all with Capital
                                                                Research and Management
                                                                Company or affiliate
-----------------------------------------------------------------------------------------------------------------------------
 ALAN N. BERRO               Asset Allocation Fund -- 6 years   Vice President, Capital        Serves as an equity portfolio
 SENIOR VICE PRESIDENT                                          Research and Management        counselor for Asset
                                                                Company                        Allocation Fund
                                                                Investment professional for
                                                                20 years in total; 15 years
                                                                with Capital Research and
                                                                Management Company or
                                                                affiliate
-----------------------------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE          Bond Fund -- 10 years (since the   Senior Vice President and      Serves as a fixed-income
 SENIOR VICE PRESIDENT       fund's inception)                  Director, Capital Research     portfolio counselor for Bond
                             High-Income Bond Fund -- 8 years   and Management Company         Fund and High-Income Bond Fund
                                                                Investment professional for
                                                                54 years in total; 39 years
                                                                with Capital Research and
                                                                Management Company or
                                                                affiliate
-----------------------------------------------------------------------------------------------------------------------------
 JOHN H. SMET                Bond Fund -- 10 years (since the   Senior Vice President,         Serves as a fixed-income
 SENIOR VICE PRESIDENT       fund's inception)                  Capital Research and           portfolio counselor for Bond
                             U.S. Government/AAA-Rated          Management Company             Fund and U.S.
                             Securities Fund -- 14 years        Investment professional for    Government/AAA-Rated
                                                                24 years in total; 23 years    Securities Fund
                                                                with Capital Research and
                                                                Management Company or
                                                                affiliate
-----------------------------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON       Growth-Income Fund -- 12 years     Senior Vice President,         Serves as an equity portfolio
 VICE PRESIDENT              (plus 5 years of prior experience  Capital Research and           counselor for Growth-Income
                             as an investment analyst for the   Management Company             Fund and Global Discovery Fund
                             fund)                              Investment professional for
                             Global Discovery Fund -- 5 years   33 years in total; 31 years
                             (since the fund's inception)       with Capital Research and
                                                                Management Company or
                                                                affiliate
-----------------------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE          Global Growth Fund -- 9 years      Chairman, Capital Research     Serves as an equity portfolio
 VICE PRESIDENT              (since the fund's inception)       Company                        counselor for Global Growth
                             International Fund -- 12 years     Investment professional for    Fund and New World Fund and a
                             New World Fund -- 7 years (since   21 years, all with Capital     non-U.S. equity portfolio
                             the fund's inception)              Research and Management        counselor for International
                                                                Company or affiliate           Fund
-----------------------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             High-Income Bond Fund -- 11 years  Senior Vice President,         Serves as a fixed-income
 VICE PRESIDENT              (plus 2 years of prior experience  Capital Research Company       portfolio counselor for
                             as an investment analyst for the   Investment professional for    High-Income Bond Fund, Asset
                             fund)                              18 years in total; 16 years    Allocation Fund and Global
                             Asset Allocation Fund -- 6 years   with Capital Research and      Bond Fund
                             Global Bond Fund -- less than 1    Management Company or
                             year                               affiliate
                             (since the fund's inception)
-----------------------------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            High-Income Bond Fund -- 13 years  Senior Vice President,         Serves as a fixed-income
                             New World Fund -- 7 years (since   Capital Research and           portfolio counselor for
                             the fund's inception)              Management Company             High-Income Bond Fund, New
                             Bond Fund -- 8 years               Investment professional for    World Fund and Bond Fund
                                                                25 years in total; 18 years
                                                                with Capital Research and
                                                                Management Company or
                                                                affiliate
-----------------------------------------------------------------------------------------------------------------------------
 DONNALISA BARNUM            Growth Fund -- 3 years             Senior Vice President,         Serves as an equity portfolio
                                                                Capital Research Company       counselor for Growth Fund
                                                                Investment professional for
                                                                25 years in total; 20 years
                                                                with Capital Research and
                                                                Management Company or
                                                                affiliate
-----------------------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD             Global Small Capitalization        Senior Vice President and      Serves as an equity portfolio
                             Fund --                            Director, Capital Research     counselor for Global Small
                             8 years (since the fund's          and Management Company         Capitalization Fund, Growth
                             inception)                         Investment professional for    Fund and Global Discovery Fund
                             Growth Fund -- 12 years (plus 5    35 years, all with Capital
                             years of prior experience as an    Research and Management
                             investment analyst for the fund)   Company or affiliate
                             Global Discovery Fund -- 1 year
-----------------------------------------------------------------------------------------------------------------------------
 MARK H. DALZELL             Bond Fund -- 1 year                Senior Vice President,         Serves as a fixed-income
                             Global Bond Fund -- less than 1    Capital Research Company       portfolio counselor for Bond
                             year                               Investment professional for    Fund and Global Bond Fund
                             (since the fund's inception)       28 years in total; 18 years
                                                                with Capital Research and
                                                                Management Company or
                                                                affiliate
-----------------------------------------------------------------------------------------------------------------------------
 MARK E. DENNING             Global Small Capitalization        Director, Capital Research     Serves as an equity portfolio
                             Fund --                            and Management Company         counselor (primarily
                             8 years (since the fund's          Investment professional for    non-U.S.) for Global Small
                             inception)                         24 years, all with Capital     Capitalization Fund and
                             Global Discovery Fund -- 1 year    Research and Management        Global Discovery Fund
                                                                Company or affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 47
                                                                             ---


                                                            PRIMARY TITLE WITH INVESTMENT
                                                               ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE   AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)             DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

    J. BLAIR FRANK           Global Small Capitalization    Vice President, Capital        Serves as an equity portfolio
                             Fund --                        Research Company               counselor for Global Small
                             3 years                        Investment professional for    Capitalization Fund and an
                             Growth Fund -- 6 years (plus   13 years in total; 12 years    equity portfolio counselor for
                             3 years of prior experience    with Capital Research and      Growth Fund
                             as an investment analyst for   Management Company or
                             the fund)                      affiliate
-------------------------------------------------------------------------------------------------------------------------
    NICK J. GRACE            Global Growth Fund -- 4 years  Senior Vice President,         Serves as an equity portfolio
                             (plus 4 years of prior         Capital Research Company       counselor for Global Growth
                             experience as an investment    Investment professional for    Fund
                             analyst for the fund)          16 years in total; 12 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    J. DALE HARVEY           Blue Chip Income and Growth    Vice President, Capital        Serves as an equity portfolio
                             Fund -- 1 year                 Research and Management        counselor for Blue Chip
                                                            Company                        Income and Growth Fund
                                                            Investment professional for
                                                            17 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ALWYN W. HEONG           International Fund -- 10 years Senior Vice President and      Serves as a non-U.S. equity
                                                            Director, Capital Research     portfolio counselor for
                                                            Company                        International Fund
                                                            Investment professional for
                                                            18 years in total; 14 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH           Global Bond Fund -- less than  Vice President, Capital        Serves as a fixed-income
                             1 year                         International Research, Inc.   portfolio counselor for U.S.
                             (since the fund's inception)   Investment professional for    Government/AAA-Rated
                             U.S. Government/AAA-Rated      19 years in total; 16 years    Securities Fund and Global
                             Securities Fund -- 9 years     with Capital Research and      Bond Fund
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    GREGG E. IRELAND         Global Growth and Income       Senior Vice President,         Serves as an equity portfolio
                             Fund -- less than 1 year       Capital Research and           counselor for Global Growth
                             (since the fund's inception)   Management Company             and Income Fund
                                                            Investment professional for
                                                            33 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    CARL M. KAWAJA           Global Growth and Income       Senior Vice President,         Serves as an equity portfolio
                             Fund --                        Capital Research Company       counselor for New World Fund
                             less than 1 year (since the    Investment professional for    and Global Growth and Income
                             fund's inception)              18 years in total; 15 years    Fund
                             New World Fund -- 7 years      with Capital Research and
                             (since the fund's inception)   Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL T. KERR          Asset Allocation Fund -- 1     Vice President, Capital        Serves as an equity portfolio
                             year                           Research and Management        counselor for Asset
                             Growth Fund -- 1 year          Company                        Allocation Fund and Growth
                                                            Investment professional for    Fund
                                                            23 years in total; 21 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    SUNG LEE                 International Fund -- less     Executive Vice President and   Serves as a non-U.S. equity
                             than 1 year                    Director, Capital Research     portfolio counselor for
                                                            Company                        International Fund
                                                            Investment professional for
                                                            12 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL D. LOCKE         U.S. Government/AAA-Rated      Vice President, Capital        Serves as a fixed-income
                             Securities Fund -- 3 years     Research Company               portfolio counselor for U.S.
                             (plus 6 years of prior         Investment professional for    Government/AAA-Rated
                             experience as an investment    11 years in total; 10 years    Securities Fund
                             analyst for the fund)          with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    RONALD B. MORROW         Growth Fund -- 3 years (plus   Senior Vice President,         Serves as an equity portfolio
                             6 years of prior experience    Capital Research Company       counselor for Growth Fund
                             as an investment analyst for   Investment professional for
                             the fund)                      38 years in total; 9 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    JAMES R. MULALLY         Asset Allocation Fund -- less  Senior Vice President,         Serves as a fixed-income
                             than 1 year                    Capital International Limited  portfolio counselor for Asset
                                                            Investment professional for    Allocation Fund
                                                            30 years in total; 26 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ROBERT G. O'DONNELL      Growth-Income Fund -- 16       Senior Vice President and      Serves as an equity portfolio
                             years (plus 1 year of prior    Director, Capital Research     counselor for Growth-Income
                             experience as an investment    and Management Company         Fund
                             analyst for the fund)          Investment professional for
                                                            34 years in total; 31 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                            PRIMARY TITLE WITH INVESTMENT
                                                               ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE   AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)             DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

    C. ROSS SAPPENFIELD      Growth-Income Fund -- 7 years  Vice President, Capital        Serves as an equity portfolio
                             Blue Chip Income and Growth    Research and Management        counselor for Growth-Income
                             Fund -- 5 years (since the     Company                        Fund and Blue Chip Income and
                             fund's inception)              Investment professional for    Growth Fund
                                                            14 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 4 years  Senior Vice President and      Serves as an equity portfolio
                             (plus 4 years of prior         Director, Capital Research     counselor for Global Growth
                             experience as an investment    Company                        Fund and Global Growth and
                             analyst for the fund)          Investment professional for    Income Fund
                             Global Growth and Income       19 years in total; 16 years
                             Fund -- less than 1 year       with Capital Research and
                             (since the fund's inception)   Management Company or
                                                            affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts
(or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of fund's shares may lead to increased costs to that fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Series' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management
Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service
Company, the Series' transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA
re-characterizations, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 49
                                                                             ---


VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the portfolio securities of Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund and Global Growth and
Income Fund (collectively, the "International Funds"), the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the International Funds.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Global Discovery Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.79      $.14           $ 1.05          $ 1.19      $(.11)        $(.24)        $(.35)    $11.63    11.07%
12/31/04       9.94       .08              .98            1.06       (.09)         (.12)         (.21)     10.79    10.72
12/31/03       7.26       .05             2.67            2.72       (.04)           --          (.04)      9.94    37.41
12/31/02       9.30       .06            (2.05)          (1.99)      (.05)           --          (.05)      7.26   (21.41)
12/31/01/4/   10.00       .04             (.70)           (.66)      (.04)           --          (.04)      9.30    (6.65)
CLASS 2
12/31/05      10.76       .11             1.05            1.16       (.09)         (.24)         (.33)     11.59    10.80
12/31/04       9.92       .06              .97            1.03       (.07)         (.12)         (.19)     10.76    10.43
12/31/03       7.25       .02             2.67            2.69       (.02)           --          (.02)      9.92    37.11
12/31/02       9.30       .04            (2.05)          (2.01)      (.04)           --          (.04)      7.25   (21.67)
12/31/01/4/   10.00       .02             (.69)           (.67)      (.03)           --          (.03)      9.30    (6.71)

Global Growth Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.31      $.28           $ 2.19          $ 2.47      $(.15)       $   --        $ (.15)    $19.63    14.37%
12/31/04      15.30       .18             1.92            2.10       (.09)           --          (.09)     17.31    13.80
12/31/03      11.35       .12             3.91            4.03       (.08)           --          (.08)     15.30    35.63
12/31/02      13.42       .09            (2.02)          (1.93)      (.14)           --          (.14)     11.35   (14.46)
12/31/01      17.25       .18            (2.50)          (2.32)      (.15)        (1.36)        (1.51)     13.42   (13.99)
CLASS 2
12/31/05      17.23       .23             2.18            2.41       (.12)           --          (.12)     19.52    14.07
12/31/04      15.25       .14             1.91            2.05       (.07)           --          (.07)     17.23    13.49
12/31/03      11.32       .09             3.89            3.98       (.05)           --          (.05)     15.25    35.27
12/31/02      13.38       .06            (2.01)          (1.95)      (.11)           --          (.11)     11.32   (14.64)
12/31/01      17.21       .13            (2.49)          (2.36)      (.11)        (1.36)        (1.47)     13.38   (14.22)

Global Small Capitalization Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $17.14     $ .13           $ 4.23          $ 4.36      $(.21)        $  --         $(.21)    $21.29    25.66%
12/31/04      14.15       .02             2.97            2.99         --            --            --      17.14    21.13
12/31/03       9.27     --/5/             4.97            4.97       (.09)           --          (.09)     14.15    53.92
12/31/02      11.52     --/5/            (2.15)          (2.15)      (.10)           --          (.10)      9.27   (18.83)
12/31/01      14.28       .03            (1.81)          (1.78)      (.13)         (.85)         (.98)     11.52   (12.63)
CLASS 2
12/31/05      17.02       .09             4.19            4.28       (.18)           --          (.18)     21.12    25.35
12/31/04      14.08      (.01)            2.95            2.94         --            --            --      17.02    20.88
12/31/03       9.23      (.03)            4.95            4.92       (.07)           --          (.07)     14.08    53.53
12/31/02      11.48      (.02)           (2.15)          (2.17)      (.08)           --          (.08)      9.23   (19.05)
12/31/01      14.24     --/5/            (1.80)          (1.80)      (.11)         (.85)         (.96)     11.48   (12.85)

Growth Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $51.39      $.46          $  8.00         $  8.46      $(.49)      $    --       $  (.49)    $59.36    16.50%
12/31/04      45.74       .32             5.51            5.83       (.18)           --          (.18)     51.39    12.75
12/31/03      33.47       .16            12.26           12.42       (.15)           --          (.15)     45.74    37.15
12/31/02      44.30       .12           (10.87)         (10.75)      (.08)           --          (.08)     33.47   (24.27)
12/31/01      73.51       .18           (11.99)         (11.81)      (.41)       (16.99)       (17.40)     44.30   (17.93)
CLASS 2
12/31/05      51.10       .34             7.92            8.26       (.38)           --          (.38)     58.98    16.19
12/31/04      45.50       .23             5.45            5.68       (.08)           --          (.08)     51.10    12.50
12/31/03      33.29       .06            12.19           12.25       (.04)           --          (.04)     45.50    36.80
12/31/02      44.09       .03           (10.82)         (10.79)      (.01)           --          (.01)     33.29   (24.46)
12/31/01      73.28       .04           (11.94)         (11.90)      (.30)       (16.99)       (17.29)     44.09   (18.15)
CLASS 3
12/31/05      51.38       .37             7.98            8.35       (.39)           --          (.39)     59.34    16.28
12/31/04/6/   47.74       .24             3.50            3.74       (.10)           --          (.10)     51.38     7.85

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Global Discovery Fund
--------------------------------------------------------
CLASS 1
12/31/05          $22        .61%       .56%      1.27%
12/31/04           20        .61        .60        .81
12/31/03           17        .61        .61        .55
12/31/02           10        .61        .61        .69
12/31/01/4/        12        .31        .31        .42
CLASS 2
12/31/05           89        .86        .81       1.04
12/31/04           51        .86        .85        .60
12/31/03           24        .86        .86        .28
12/31/02            9        .86        .86        .48
12/31/01/4/         4        .42        .42        .21

Global Growth Fund
--------------------------------------------------------
CLASS 1
12/31/05       $  206        .62%       .57%      1.56%
12/31/04          202        .65        .64       1.15
12/31/03          188        .70        .70        .94
12/31/02          152        .71        .71        .73
12/31/01          215        .70        .70       1.24
CLASS 2
12/31/05        2,617        .87        .82       1.30
12/31/04        1,796        .90        .89        .92
12/31/03        1,082        .95        .95        .68
12/31/02          592        .96        .96        .48
12/31/01          600        .95        .95        .88

Global Small Capitalization Fund
--------------------------------------------------------
CLASS 1
12/31/05       $  231        .79%       .73%       .72%
12/31/04          193        .81        .80        .15
12/31/03          163        .83        .83       (.03)
12/31/02          108        .84        .84        .04
12/31/01          149        .83        .83        .21
CLASS 2
12/31/05        1,977       1.04        .97        .49
12/31/04        1,198       1.06       1.05       (.07)
12/31/03          665       1.08       1.08       (.28)
12/31/02          290       1.09       1.09       (.20)
12/31/01          274       1.08       1.08       (.05)

Growth Fund
--------------------------------------------------------
CLASS 1
12/31/05      $ 3,709        .35%       .32%       .87%
12/31/04        3,744        .36        .36        .68
12/31/03        3,877        .39        .39        .41
12/31/02        3,195        .40        .40        .30
12/31/01        5,207        .38        .38        .34
CLASS 2
12/31/05       18,343        .60        .57        .64
12/31/04       12,055        .61        .61        .50
12/31/03        7,107        .64        .64        .16
12/31/02        3,009        .65        .65        .07
12/31/01        2,937        .63        .63        .07
CLASS 3
12/31/05          499        .53        .50        .69
12/31/04/6/       516     .54/7/     .53/7/     .54/7/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 51
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

International Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.82      $.32           $ 3.11          $ 3.43      $(.29)       $   --       $ (.29)     $18.96    21.75%
12/31/04      13.41       .22             2.41            2.63       (.22)           --         (.22)      15.82    19.66
12/31/03      10.07       .15             3.38            3.53       (.19)           --         (.19)      13.41    35.12
12/31/02      12.02       .15            (1.90)          (1.75)      (.20)           --         (.20)      10.07   (14.58)
12/31/01      20.59       .22            (3.79)          (3.57)      (.20)        (4.80)       (5.00)      12.02   (19.73)
CLASS 2
12/31/05      15.79       .28             3.11            3.39       (.26)           --         (.26)      18.92    21.50
12/31/04      13.39       .18             2.41            2.59       (.19)           --         (.19)      15.79    19.32
12/31/03      10.05       .12             3.37            3.49       (.15)           --         (.15)      13.39    34.85
12/31/02      11.97       .12            (1.89)          (1.77)      (.15)           --         (.15)      10.05   (14.84)
12/31/01      20.54       .15            (3.76)          (3.61)      (.16)        (4.80)       (4.96)      11.97   (19.89)
CLASS 3
12/31/05      15.82       .29             3.11            3.40       (.26)           --         (.26)      18.96    21.54
12/31/04/6/   13.76       .20             2.05            2.25       (.19)           --         (.19)      15.82    16.45

New World Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $13.96      $.33           $ 2.58          $ 2.91      $(.20)           --        $(.20)     $16.67    21.10%
12/31/04      11.99       .23             2.01            2.24       (.27)           --         (.27)      13.96    19.07
12/31/03       8.76       .21             3.21            3.42       (.19)           --         (.19)      11.99    39.56
12/31/02       9.44       .20             (.70)           (.50)      (.18)           --         (.18)       8.76    (5.45)
12/31/01       9.85       .24             (.63)           (.39)      (.02)           --         (.02)       9.44    (3.99)
CLASS 2
12/31/05      13.89       .29             2.56            2.85       (.18)           --         (.18)      16.56    20.74
12/31/04      11.94       .19             2.01            2.20       (.25)           --         (.25)      13.89    18.80
12/31/03       8.73       .19             3.19            3.38       (.17)           --         (.17)      11.94    39.18
12/31/02       9.41       .18             (.70)           (.52)      (.16)           --         (.16)       8.73    (5.66)
12/31/01       9.84       .21             (.62)           (.41)      (.02)           --         (.02)       9.41    (4.19)

Blue Chip Income and Growth Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $10.26      $.18            $ .59           $ .77      $(.12)           --        $(.12)     $10.91     7.57%
12/31/04       9.41       .15              .78             .93       (.08)           --         (.08)      10.26     9.94
12/31/03       7.17       .13             2.11            2.24         --            --           --        9.41    31.24
12/31/02       9.43       .16            (2.32)          (2.16)      (.10)           --         (.10)       7.17   (22.93)
12/31/01/4/   10.00       .09             (.61)           (.52)      (.05)           --         (.05)       9.43    (5.23)
CLASS 2
12/31/05      10.20       .15              .58             .73       (.10)           --         (.10)      10.83     7.24
12/31/04       9.36       .13              .78             .91       (.07)           --         (.07)      10.20     9.74
12/31/03       7.16       .11             2.09            2.20         --            --           --        9.36    30.73
12/31/02       9.41       .14            (2.30)          (2.16)      (.09)           --         (.09)       7.16   (23.07)
12/31/01/4/   10.00       .08             (.63)           (.55)      (.04)           --         (.04)       9.41    (5.38)

Growth-Income Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $36.81      $.62           $ 1.61          $ 2.23      $(.58)      $  (.15)      $ (.73)     $38.31     6.08%
12/31/04      33.61       .48             3.09            3.57       (.37)           --         (.37)      36.81    10.66
12/31/03      25.63       .42             7.96            8.38       (.40)           --         (.40)      33.61    32.76
12/31/02      31.70       .41            (6.16)          (5.75)      (.32)           --         (.32)      25.63   (18.15)
12/31/01      35.23       .51              .49            1.00       (.73)        (3.80)       (4.53)      31.70     2.78
CLASS 2
12/31/05      36.64       .53             1.60            2.13       (.50)         (.15)        (.65)      38.12     5.83
12/31/04      33.48       .41             3.06            3.47       (.31)           --         (.31)      36.64    10.37
12/31/03      25.52       .34             7.92            8.26       (.30)           --         (.30)      33.48    32.43
12/31/02      31.58       .35            (6.14)          (5.79)      (.27)           --         (.27)      25.52   (18.34)
12/31/01      35.13       .41              .52             .93       (.68)        (3.80)       (4.48)      31.58     2.56
CLASS 3
12/31/05      36.80       .56             1.61            2.17       (.51)         (.15)        (.66)      38.31     5.88
12/31/04/6/   34.64       .41             2.07            2.48       (.32)           --         (.32)      36.80     7.18

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

International Fund
--------------------------------------------------------
CLASS 1
12/31/05       $1,599        .57%       .52%      1.92%
12/31/04        1,495        .60        .59       1.54
12/31/03        1,431        .63        .63       1.40
12/31/02        1,236        .63        .63       1.35
12/31/01        1,772        .61        .61       1.41
CLASS 2
12/31/05        4,790        .82        .77       1.64
12/31/04        2,752        .84        .83       1.27
12/31/03        1,385        .88        .88       1.08
12/31/02          636        .88        .88       1.05
12/31/01          628        .86        .86       1.04
CLASS 3
12/31/05          116        .75        .70       1.74
12/31/04/6/       115     .77/7/     .77/7/    1.45/7/

New World Fund
--------------------------------------------------------
CLASS 1
12/31/05         $ 88        .92%       .85%      2.22%
12/31/04           63        .93        .92       1.81
12/31/03           47        .92        .92       2.15
12/31/02           35        .91        .91       2.14
12/31/01           37        .91        .91       2.54
CLASS 2
12/31/05          677       1.17       1.10       1.97
12/31/04          373       1.18       1.17       1.57
12/31/03          224       1.17       1.17       1.90
12/31/02          124       1.16       1.16       1.89
12/31/01          116       1.16       1.16       2.25

Blue Chip Income and Growth Fund
--------------------------------------------------------
CLASS 1
12/31/05       $  135        .45%       .41%      1.73%
12/31/04          129        .46        .46       1.60
12/31/03          107        .52        .50       1.67
12/31/02           54        .52        .52       1.89
12/31/01/4/        49        .25        .25        .93
CLASS 2
12/31/05        3,029        .70        .66       1.48
12/31/04        2,349        .71        .70       1.37
12/31/03        1,490        .76        .74       1.41
12/31/02          426        .77        .77       1.76
12/31/01/4/       111        .37        .37        .82

Growth-Income Fund
--------------------------------------------------------
CLASS 1
12/31/05      $ 3,825        .29%       .27%      1.68%
12/31/04        4,213        .31        .30       1.39
12/31/03        4,402        .34        .34       1.45
12/31/02        3,741        .35        .35       1.43
12/31/01        5,428        .35        .35       1.53
CLASS 2
12/31/05       17,608        .54        .52       1.44
12/31/04       13,105        .56        .55       1.19
12/31/03        7,824        .59        .59       1.18
12/31/02        3,632        .60        .60       1.22
12/31/01        3,187        .60        .60       1.25
CLASS 3
12/31/05          471        .47        .45       1.50
12/31/04/6/       537     .49/7/     .48/7/    1.24/7/

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.49      $.41           $ 1.05          $ 1.46       $(.39)      $  --        $ (.39)     $16.56     9.45%
12/31/04      14.58       .39              .84            1.23        (.32)         --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29            2.70        (.35)         --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)          (1.74)       (.33)         --          (.33)      12.23   (12.19)
12/31/01      15.71       .49             (.37)            .12        (.59)       (.94)        (1.53)      14.30      .77
CLASS 2
12/31/05      15.42       .37             1.04            1.41        (.36)         --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84            1.20        (.29)         --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27            2.64        (.31)         --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18   (12.38)
12/31/01      15.67       .45             (.36)            .09        (.57)       (.94)        (1.51)      14.25      .52
CLASS 3
12/31/05      15.49       .38             1.05            1.43        (.36)         --          (.36)      16.56     9.26
12/31/04/6/   14.85       .36              .58             .94        (.30)         --          (.30)      15.49     6.38

Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.57      $.60            $(.40)          $ .20       $(.46)         --         $(.46)     $11.31     1.77%
12/31/04      11.34       .56              .10             .66        (.43)         --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78            1.35        (.42)         --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)            .43        (.46)         --          (.46)      10.41     4.26
12/31/01      10.18       .77              .08             .85        (.59)         --          (.59)      10.44     8.48
CLASS 2
12/31/05      11.48       .57             (.39)            .18        (.44)         --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09             .62        (.41)         --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78            1.31        (.40)         --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36     4.05
12/31/01      10.16       .73              .08             .81        (.57)         --          (.57)      10.40     8.15

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.89     $ .85           $ (.55)          $ .30      $ (.78)         --        $ (.78)     $12.41     2.46%
12/31/04      12.54       .84              .32            1.16        (.81)         --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12            3.02        (.92)         --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)           (.24)      (1.10)         --         (1.10)      10.44    (1.51)
12/31/01      12.25      1.17             (.23)            .94       (1.41)         --         (1.41)      11.78     8.02
CLASS 2
12/31/05      12.81       .81             (.55)            .26        (.75)         --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32            1.13        (.79)         --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12            2.98        (.90)         --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39    (1.83)
12/31/01      12.22      1.13             (.23)            .90       (1.38)         --         (1.38)      11.74     7.73
CLASS 3
12/31/05      12.87       .82             (.55)            .27        (.75)         --          (.75)      12.39     2.25
12/31/04/6/   12.79       .78              .11             .89        (.81)         --          (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.07      $.48            $(.16)          $ .32       $(.48)         --         $(.48)     $11.91     2.70%
12/31/04      12.24       .45             (.03)            .42        (.59)         --          (.59)      12.07     3.58
12/31/03      12.37       .46             (.15)            .31        (.44)         --          (.44)      12.24     2.51
12/31/02      11.87       .54              .55            1.09        (.59)         --          (.59)      12.37     9.45
12/31/01      11.73       .66              .17             .83        (.69)         --          (.69)      11.87     7.24
CLASS 2
12/31/05      12.00       .45             (.16)            .29        (.46)         --          (.46)      11.83     2.41
12/31/04      12.17       .41             (.03)            .38        (.55)         --          (.55)      12.00     3.30
12/31/03      12.31       .42             (.14)            .28        (.42)         --          (.42)      12.17     2.28
12/31/02      11.83       .50              .55            1.05        (.57)         --          (.57)      12.31     9.15
12/31/01      11.70       .62              .18             .80        (.67)         --          (.67)      11.83     7.02
CLASS 3
12/31/05      12.05       .46             (.16)            .30        (.46)         --          (.46)      11.89     2.50
12/31/04/6/   12.34       .41             (.11)            .30        (.59)         --          (.59)      12.05     2.58

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Asset Allocation Fund
-------------------------------------------------------
CLASS 1
12/31/05      $  879         .35%       .32%      2.57%
12/31/04         899         .38        .37       2.64
12/31/03         911         .42        .42       3.12
12/31/02         797         .45        .45       3.31
12/31/01       1,012         .45        .45       3.30
CLASS 2
12/31/05       5,120         .60        .57       2.31
12/31/04       3,797         .62        .62       2.42
12/31/03       2,314         .67        .67       2.81
12/31/02       1,056         .70        .70       3.11
12/31/01         730         .70        .70       3.03
CLASS 3
12/31/05          76         .53        .50       2.39
12/31/04/6/       81      .55/7/     .55/7/    2.50/7/

Bond Fund
-------------------------------------------------------
CLASS 1
12/31/05      $  182         .44%       .40%      5.30%
12/31/04         195         .45        .44       4.94
12/31/03         213         .47        .47       5.19
12/31/02         218         .49        .49       6.60
12/31/01         194         .49        .49       7.38
CLASS 2
12/31/05       2,312         .69        .65       5.06
12/31/04       1,759         .70        .69       4.68
12/31/03       1,280         .72        .72       4.88
12/31/02         697         .74        .74       6.34
12/31/01         349         .74        .74       7.06

High-Income Bond Fund
-------------------------------------------------------
CLASS 1
12/31/05        $309         .50%       .46%      6.76%
12/31/04         364         .50        .50       6.74
12/31/03         411         .51        .51       7.74
12/31/02         335         .52        .52       9.55
12/31/01         403         .51        .51       9.60
CLASS 2
12/31/05         590         .75        .71       6.55
12/31/04         444         .75        .74       6.48
12/31/03         319         .76        .76       7.41
12/31/02         183         .77        .77       9.28
12/31/01         156         .76        .76       9.37
CLASS 3
12/31/05          37         .68        .64       6.58
12/31/04/6/       46      .68/7/     .68/7/    6.57/7/

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------
CLASS 1
12/31/05        $252         .47%       .43%      3.99%
12/31/04         286         .47        .46       3.68
12/31/03         373         .46        .46       3.71
12/31/02         517         .47        .47       4.45
12/31/01         386         .47        .47       5.58
CLASS 2
12/31/05         341         .72        .68       3.75
12/31/04         285         .72        .71       3.42
12/31/03         273         .71        .71       3.43
12/31/02         288         .72        .72       4.14
12/31/01         137         .72        .72       5.27
CLASS 3
12/31/05          39         .65        .61       3.81
12/31/04/6/       43      .65/7/     .65/7/    3.51/7/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 53
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.09      $.33          $ --/5/           $.33       $(.11)        --           $(.11)     $11.31    2.97%
12/31/04      11.07       .11            --/5/            .11        (.09)        --            (.09)      11.09     .96
12/31/03      11.17       .07            --/5/            .07        (.17)        --            (.17)      11.07     .67
12/31/02      11.41       .14            --/5/            .14        (.38)        --            (.38)      11.17    1.24
12/31/01      11.65       .41              .01            .42        (.66)        --            (.66)      11.41    3.66
CLASS 2
12/31/05      11.05       .30            --/5/            .30        (.09)        --            (.09)      11.26    2.68
12/31/04      11.03       .08            --/5/            .08        (.06)        --            (.06)      11.05     .70
12/31/03      11.12       .05            --/5/            .05        (.14)        --            (.14)      11.03     .47
12/31/02      11.37       .11            --/5/            .11        (.36)        --            (.36)      11.12    1.00
12/31/01      11.62       .34              .05            .39        (.64)        --            (.64)      11.37    3.43
CLASS 3
12/31/05      11.07       .30            --/5/            .30        (.08)        --            (.08)      11.29    2.74
12/31/04/6/   11.07       .09            --/5/            .09        (.09)        --            (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Cash Management Fund
--------------------------------------------------------
CLASS 1
12/31/05       $ 75          .33%       .30%      2.91%
12/31/04         78          .37        .36        .96
12/31/03        103          .47        .47        .68
12/31/02        203          .46        .46       1.25
12/31/01        218          .46        .46       3.52
CLASS 2
12/31/05        153          .58        .55       2.71
12/31/04        110          .61        .61        .76
12/31/03         99          .72        .72        .42
12/31/02        133          .71        .71       1.00
12/31/01        127          .71        .71       2.99
CLASS 3
12/31/05         16          .51        .48       2.70
12/31/04/6/      20       .54/7/     .54/7/     .80/7/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2005  2004  2003  2002  2001
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund/4/                        53%   28%   30%   25%    4%
    Global Growth Fund                              26    24    27    30    38
    Global Small Capitalization Fund                47    49    51    66    65
    Growth Fund                                     29    30    34    34    31
    International Fund                              40    37    40    30    40
    New World Fund                                  26    18    19    22    31
    Blue Chip Income and Growth Fund/4/             33    13    12     8    12
    Growth-Income Fund                              20    21    21    26    34
    Asset Allocation Fund                           23    20    20    25    32
    Bond Fund                                       46    34    20    29    59
    High-Income Bond Fund                           35    38    48    45    42
    U.S. Government/AAA-Rated Securities Fund       86    68    63    53    84
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Commenced operations July 5, 2001.

/5/Amount less than one cent.

/6/From January 16, 2004, when Class 3 shares were first issued.

/7/Annualized.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

[LOGO OF American Funds(R)]                The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via email request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

The Series does not maintain an Internet website; however, the current SAI and annual/semi-annual reports to shareholders are available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary of the Series at 333 South Hope Street, Los Angeles,
California 90071.

[GRAPHIC APPEARS HERE]
Printed on recycled Paper    Litho in USA     Invested Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds    Capital Research       Capital       Capital    Capital Bank
                   and Management     International   Guardian      and Trust


[LOGO OF AMERICAN FUNDS(R)]                The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS
Class 2 shares
October 1,2006

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds Insurance Series (the "Series") consists of 15 funds, each representing a separate fully managed diversified portfolio of securities. The
15 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 2 shares and is for use with the contracts that make Class 2 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

         2002        2003        2004         2005
         ----        ----        ----         ----
       -21.67%      37.11%      10.43%       10.80%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  18.31% (quarter ended June 30, 2003)
LOWEST  -17.62% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
2.49%.

For periods ended December 31, 2005:

                                               LIPPER MULTI-CAP GLOBAL SERVICE
                                                 GROWTH FUNDS   AND INFORMATION
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/     INDEX/2/        INDEX/3/
-------------------------------------------------------------------------------

        1 year               10.80%   4.91%         9.13%            7.07%
-------------------------------------------------------------------------------
        Lifetime/4/            4.64    2.27          0.84             2.84

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI(R)
   World Index, which is a market-capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. The index is compiled by Capital Research and Management
   Company, is unmanaged, and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.58%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.03
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.86

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $88    $274    $477    $1,061

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1998      1999      2000     2001     2002      2003      2004      2005
   ----      ----      ----     ----     ----      ----      ----      ----
  28.75%    69.67%   -18.87%  -14.22%  -14.64%    35.27%    13.49%    14.07%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  41.03% (quarter ended December 31, 1999)
LOWEST  -20.43% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
6.16%.

For periods ended December 31, 2005:

                                     MSCI       LIPPER
                                     WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/   INDEX/2/
---------------------------------------------------------

        1 year               14.07% 10.02%      11.89%
---------------------------------------------------------
        5 years                5.10   2.64        2.96
---------------------------------------------------------
        Lifetime/3/           10.95   6.59        6.99

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.58%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.04
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.87

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $89    $278    $482    $1,073

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  1999        2000        2001         2002        2003       2004      2005
  ----        ----        ----         ----        ----       ----      ----
 91.37%      -16.53%     -12.85%     -19.05%      53.53%     20.88%    25.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  28.90% (quarter ended December 31, 1999)
LOWEST  -28.24% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
9.35%.

For periods ended December 31, 2005:

                                                  LIPPER GLOBAL
                                    S&P/CITIGROUP   SMALL-CAP
                                    GLOBAL/WORLD      FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND   INDEXES/1/    AVERAGE/2/
---------------------------------------------------------------

        1 year               25.35%    17.24%        15.74%
---------------------------------------------------------------
        5 years               10.42     13.96          6.50
---------------------------------------------------------------
        Lifetime/3/           13.75      9.42          8.18

/1/S&P/Citigroup Global/World Indexes reflect a combination of the
   S&P/Citigroup Global Index and two S&P/CitigroupWorld Indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global Index, which tracks more than
   7,000 publicly traded stocks around the world with market capitalizations of less than $2 billion, has been used since May 2004. This index better reflects the fund's investments in developing countries during this period.
   The S&P/Citigroup World Indexes, which only include stocks in developed countries and reflect market capitalizations of less than $1.5 billion and less than $1.2 billion, were used from January 2000 to April 2004 and from
   April 1998 to December 1999, respectively. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is comprised of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.74%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.05
------------------------------------------------------------------------
            Total annual fund operating expenses*                  1.04

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $106   $331    $574    $1,271

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000    2001     2002    2003    2004    2005
------  ------  ------  ------  -----  ------  -------  ------  ------  ------
13.07%  29.79%  35.23%  57.27%  4.47%  -18.15% -24.46%  36.80%  12.50%  16.19%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.17% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
2.44%.

For periods ended December 31, 2005:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
----------------------------------------------------------------------------

        1 year               16.19%   4.91%        7.96%          7.24%
----------------------------------------------------------------------------
        5 years                2.03    0.54         0.15          -1.36
----------------------------------------------------------------------------
        10 years              13.68    9.07         7.28           7.26
----------------------------------------------------------------------------
        Lifetime/4/           14.64   12.83        10.50          10.70

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.33%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.02
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.60

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $61    $192    $335     $750

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996   1997   1998    1999    2000     2001    2002     2003    2004    2005
------  ----- ------  ------  -------  ------  -------  ------  ------  -----
17.23%  8.82% 20.93%  75.97%  -22.06%  -19.89% -14.84%  34.85%  19.32%  21.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.33% (quarter ended December 31, 1999)
LOWEST  -19.66% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
5.83%.

For periods ended December 31, 2005:

                                     MSCI       LIPPER
                                     EAFE    INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/ FUNDS INDEX/2/
-----------------------------------------------------------

        1 year               21.50% 14.02%      15.67%
-----------------------------------------------------------
        5 years                5.93   4.94        5.34
-----------------------------------------------------------
        10 years              10.93   6.18        7.74
-----------------------------------------------------------
        Lifetime/3/           10.13   6.74        7.85

/1/MSCI EAFE (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.52%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.05
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.82

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $84    $262    $455    $1,014

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco,
Panama, Peru, the Philippines, Poland, Russian Federation, South Africa,
Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000     2001     2002     2003    2004     2005
   ------   ------   ------   ------   -----   ------
  -12.70%   -4.19%   -5.66%   39.18%   18.80%   20.74%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  15.47% (quarter ended June 30, 2003)
LOWEST  -16.07% (quarter ended September 30, 2001)
The fund's cumulative total return for the six months ended June 30, 2006, was
8.92%.

For periods ended December 31, 2005:

                                        MSCI
                                     ALL COUNTRY
AVERAGE ANNUAL TOTAL RETURNS  FUND  WORLD INDEX/1/
--------------------------------------------------

        1 year               20.74%    11.37%
--------------------------------------------------
        5 years               12.53      3.41
--------------------------------------------------
        Lifetime/2/            9.99      2.50

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 49 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.84%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.08
------------------------------------------------------------------------
            Total annual fund operating expenses*                  1.17

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $119   $372    $644    $1,420

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger, non-U.S. companies, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

    2002         2003        2004         2005
   -------      -------     ------       ------
   -23.07%      30.73%       9.74%        7.24%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  17.08% (quarter ended June 30, 2003)
LOWEST  -20.50% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
4.56%.

For periods ended December 31, 2005:

                                              LIPPER GROWTH
                                               AND INCOME
AVERAGE ANNUAL TOTAL RETURNS FUND  S&P 500/1/ FUNDS INDEX/2/
------------------------------------------------------------

        1 year               7.24%   4.91%        6.82%
------------------------------------------------------------
        Lifetime/3/           2.55    2.27         4.01

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.44%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.70

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $72    $224    $390     $871

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.
The fund's cumulative total return for the six months ended June 30, 2006 was -4.00%.*

*Began operations on May 1, 2006.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.69%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses*                                        0.04
------------------------------------------------------------------------
            Total annual fund operating expenses+                  0.98

*Based on estimated amounts for the current fiscal year.

+The Series' investment adviser is waiving 10% of its management fees. The waiver will continue at this level until further review.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS
----------------------

Class 2  $100   $312

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000   2001    2002    2003    2004    2005
------  ------  ------  ------  -----  -----  ------  ------  ------  -----
18.41%  25.53%  18.09%  11.20%  7.95%  2.56%  -18.34%  32.43%  10.37%  5.83%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.85%  (quarter ended December 31, 1998)
LOWEST  -18.70%  (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
3.96%.

For periods ended December 31, 2005:

                                              LIPPER GROWTH
                                               AND INCOME
AVERAGE ANNUAL TOTAL RETURNS FUND  S&P 500/1/ FUNDS INDEX/2/
------------------------------------------------------------

        1 year               5.83%   4.91%        6.82%
------------------------------------------------------------
        5 years               5.31    0.54         2.92
------------------------------------------------------------
        10 years             10.56    9.07         8.47
------------------------------------------------------------
        Lifetime/3/          12.76   12.83        11.42

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.28%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.54

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $55    $173    $302     $677

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2005, the fund was approximately 72% invested in equity securities, 23% invested in debt securities and 5% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998   1999   2000   2001    2002    2003    2004    2005
------  ------  ------  -----  -----  -----  -------  ------  -----   -----
15.48%  20.15%  12.94%  6.92%  4.40%  0.52%  -12.38%  21.74%  8.34%   9.14%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  12.15% (quarter ended June 30, 2003)
LOWEST  -12.34% (quarter ended September 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
5.46%.

For periods ended December 31, 2005:

                                            LEHMAN
AVERAGE ANNUAL                        BROTHERS AGGREGATE
TOTAL RETURNS        FUND  S&P 500/1/   BOND INDEX/2/
--------------------------------------------------------

1 year               9.14%   4.91%          2.43%
--------------------------------------------------------
5 years               4.86    0.54           5.87
--------------------------------------------------------
10 years              8.29    9.07           6.16
--------------------------------------------------------
Lifetime/3/           9.09   10.54           7.32

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from August 1, 1989, the date the fund began investment operations.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.34%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.60

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $61    $192    $335     $750

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities
(including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by
Standard & Poor's Corporation or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in bonds of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1996    1997    1998     1999    2000    2001   2002   2003    2004   2005
  ----    ----    ----     -----   ----    ----   ----   -----   ----   ----
  5.57%   9.88%   4.11%    2.55%   4.99%   8.15%  4.05%  12.80%  5.72%  1.59%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  5.07% (quarter ended December 31, 2002)
LOWEST  -2.16% (quarter ended March 31, 1996)
The fund's cumulative total return for the six months ended June 30, 2006, was
1.23%.

For periods ended December 31, 2005:

                                    CITIGROUP BROAD          LEHMAN
                                    INVESTMENT-GRADE   BROTHERS AGGREGATE
AVERAGE ANNUAL TOTAL RETURNS FUND  (BIG) BOND INDEX/1/   BOND INDEX/2/
-------------------------------------------------------------------------

        1 year               1.59%       2.57%               2.43%
-------------------------------------------------------------------------
        5 years               6.39        5.93                5.87
-------------------------------------------------------------------------
        Lifetime/3/           5.89        6.19                6.17

/1/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.43%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.69

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ---------------------------------------

                    Class 2  $70    $221    $384     $859

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates-and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fall to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations prior to the date of this prospectus.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 35
                                                                             ---

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.57%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees              0.25
------------------------------------------------------------------------
            Other expenses*                                       0.04
------------------------------------------------------------------------
            Total annual fund operating expenses+                 0.86

*Based on estimated amounts for the current fiscal year.

+The Series' investment adviser is waiving 10% of its management fees. The waiver will continue at this level until further review.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS
----------------------

Class 2   $88   $274

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 37
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1996   1997    1998   1999    2000   2001    2002    2003    2004    2005
 ------  ------  -----  -----  ------  -----  ------  ------   -----   -----
 12.91%  12.08%  0.27%  5.53%  -3.31%  7.73%  -1.83%  29.51%   9.59%   2.20%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.65% (quarter ended December 31, 2002)
LOWEST  -9.10% (quarter ended June 30, 2002)
The fund's cumulative total return for the six months ended June 30, 2006, was
3.24%.

For periods ended December 31, 2005:

                                                                        LIPPER
                                   CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
                                    HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
AVERAGE ANNUAL TOTAL RETURNS FUND    INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
-----------------------------------------------------------------------------------

        1 year               2.20%     2.26%           2.57%             3.00%
-----------------------------------------------------------------------------------
        5 years               8.94      9.83            5.93              6.76
-----------------------------------------------------------------------------------
        10 years              7.10      7.13            6.19              5.30
-----------------------------------------------------------------------------------
        Lifetime/4/          10.05      N/A             8.80              8.01

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
   therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.49%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.75

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $77    $240    $417     $930

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 39
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1996   1997   1998    1999    2000   2001   2002    2003   2004    2005
  -----   -----  -----  ------  ------  -----  -----   -----  -----   -----
  2.84%   8.21%  7.93%  -0.78%  11.39%  7.02%  9.15%   2.28%  3.30%   2.41%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  4.58% (quarter ended September 30, 2001)
LOWEST  -2.07% (quarter ended March 31, 1996)
The fund's cumulative total return for the six months ended June 30, 2006, was
-0.74%.

For periods ended December 31, 2005:

                                   CITIGROUP    LIPPER
                                   TREASURY/   GENERAL
                                     GOVT.       U.S.
                                   SPONSORED/ GOVERNMENT
                                    MORTGAGE    FUNDS
AVERAGE ANNUAL TOTAL RETURNS FUND   INDEX/1/  AVERAGE/2/ CPI/3/
---------------------------------------------------------------

        1 year               2.41%   2.71%      2.05%    3.42%
---------------------------------------------------------------
        5 years               4.80    5.46       4.51     2.49
---------------------------------------------------------------
        10 years              5.31    6.04       4.99     2.52
---------------------------------------------------------------
        Lifetime/4/           6.85    7.88       6.71     2.99

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 41
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.46%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.72

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $74    $230    $401     $894

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 43
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

                                    [CHART]
Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1996    1997    1998    1999     2000    2001    2002    2003    2004    2005
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
4.81%   4.92%   4.90%   4.47%    5.83%   3.43%   1.00%   0.47%   0.70%   2.68%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.51% (quarter ended September 30, 2000)
LOWEST  0.06% (quarter ended June 30, 2004)
The fund's cumulative total return for the six months ended June 30, 2006, was
2.14%.

For periods ended December 31, 2005:

AVERAGE ANNUAL TOTAL RETURNS FUND
----------------------------------

         1 year              2.68%
----------------------------------
         5 years              1.65
----------------------------------
         10 years             3.30
----------------------------------
         Lifetime*            4.61

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees                                       0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.58

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $59    $186    $324     $726

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 45
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series'
annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The primary individual portfolio counselors for each of the funds are:

                                                                    PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                               ADVISER (OR AFFILIATE)
   THE SERIES/TITLE (IF         PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                      IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
---------------------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Growth-Income Fund -- 22 years          Senior Vice President and      Serves as an equity portfolio
VICE CHAIRMAN OF THE BOARD  (since the fund's inception)            Director, Capital Research     counselor for Growth-Income
                            Blue Chip Income and Growth             and Management Company         Fund and Blue Chip Income and
                            Fund -- 5 years (since the fund's       Investment professional for    Growth Fund
                            inception)                              44 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Growth-Income Fund -- 1 year            Senior Vice President,         Serves as an equity portfolio
PRESIDENT AND TRUSTEE                                               Capital Research and           counselor for Growth-Income
                                                                    Management Company             Fund
                                                                    Investment professional for
                                                                    21 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
ALAN N. BERRO               Asset Allocation Fund -- 6 years        Vice President, Capital        Serves as an equity portfolio
SENIOR VICE PRESIDENT                                               Research and Management        counselor for Asset
                                                                    Company                        Allocation Fund
                                                                    Investment professional for
                                                                    20 years in total; 15 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Bond Fund -- 10 years (since the        Senior Vice President and      Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Director, Capital Research     portfolio counselor for Bond
                            High-Income Bond Fund -- 8 years        and Management Company         Fund and High-Income Bond Fund
                                                                    Investment professional for
                                                                    54 years in total; 39 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
JOHN H. SMET                Bond Fund -- 10 years (since the        Senior Vice President,         Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Capital Research and           portfolio counselor for Bond
                            U.S. Government/AAA-Rated               Management Company             Fund and U.S.
                            Securities Fund -- 14 years             Investment professional for    Government/AAA-Rated
                                                                    24 years in total; 23 years    Securities Fund
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Growth-Income Fund -- 12 years (plus    Senior Vice President,         Serves as an equity portfolio
VICE PRESIDENT              5 years of prior experience as an       Capital Research and           counselor for Growth-Income
                            investment analyst for the fund)        Management Company             Fund and Global Discovery Fund
                            Global Discovery Fund -- 5 years        Investment professional for
                            (since the fund's inception)            33 years in total; 31 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Global Growth Fund -- 9 years (since    Chairman, Capital Research     Serves as an equity portfolio
VICE PRESIDENT              the fund's inception)                   Company                        counselor for Global Growth
                            International Fund -- 12 years          Investment professional for    Fund and New World Fund and a
                            New World Fund -- 7 years (since the    21 years, all with Capital     non-U.S. equity portfolio
                            fund's inception)                       Research and Management        counselor for International
                                                                    Company or affiliate           Fund
---------------------------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             High-Income Bond Fund -- 11 years       Senior Vice President,         Serves as a fixed-income
VICE PRESIDENT              (plus 2 years of prior experience as an Capital Research Company       portfolio counselor for
                            investment analyst for the fund)        Investment professional for    High-Income Bond Fund, Asset
                            Asset Allocation Fund -- 6 years        18 years in total; 16 years    Allocation Fund and Global
                            Global Bond Fund -- less than 1 year    with Capital Research and      Bond Fund
                            (since the fund's inception)            Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            High-Income Bond Fund -- 13 years       Senior Vice President,         Serves as a fixed-income
                            New World Fund -- 7 years (since the    Capital Research and           portfolio counselor for
                            fund's inception)                       Management Company             High-Income Bond Fund, New
                            Bond Fund -- 8 years                    Investment professional for    World Fund and Bond Fund
                                                                    25 years in total; 18 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Growth Fund -- 3 years                  Senior Vice President,         Serves as an equity portfolio
                                                                    Capital Research Company       counselor for Growth Fund
                                                                    Investment professional for
                                                                    25 years in total; 20 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Global Small Capitalization Fund --     Senior Vice President and      Serves as an equity portfolio
                            8 years (since the fund's inception)    Director, Capital Research     counselor for Global Small
                            Growth Fund -- 12 years (plus 5 years   and Management Company         Capitalization Fund, Growth
                            of prior experience as an investment    Investment professional for    Fund and Global Discovery Fund
                            analyst for the fund)                   35 years, all with Capital
                            Global Discovery Fund -- 1 year         Research and Management
                                                                    Company or affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 47
                                                                             ---


                                                                    PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                               ADVISER (OR AFFILIATE)
  THE SERIES/TITLE (IF          PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                      IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
---------------------------------------------------------------------------------------------------------------------------------

MARK H. DALZELL            Bond Fund -- 1 year                      Senior Vice President,         Serves as a fixed-income
                           Global Bond Fund -- less than 1 year     Capital Research Company       portfolio counselor for Bond
                           (since the fund's inception)             Investment professional for    Fund and Global Bond Fund
                                                                    28 years in total; 18 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
MARK E. DENNING            Global Small Capitalization Fund --      Director, Capital Research     Serves as an equity portfolio
                           8 years (since the fund's inception)     and Management Company         counselor (primarily
                           Global Discovery Fund -- 1 year          Investment professional for    non-U.S.) for Global Small
                                                                    24 years, all with Capital     Capitalization Fund and
                                                                    Research and Management        Global Discovery Fund
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK             Global Small Capitalization Fund --      Vice President, Capital        Serves as an equity portfolio
                           3 years                                  Research Company               counselor for Global Small
                           Growth Fund -- 6 years (plus 3 years     Investment professional for    Capitalization Fund and an
                           of prior experience as an investment     13 years in total; 12 years    equity portfolio counselor for
                           analyst for the fund)                    with Capital Research and      Growth Fund
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
NICK J. GRACE              Global Growth Fund -- 4 years (plus      Senior Vice President,         Serves as an equity portfolio
                           4 years of prior experience as an        Capital Research Company       counselor for Global Growth
                           investment analyst for the fund)         Investment professional for    Fund
                                                                    16 years in total; 12 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
J. DALE HARVEY             Blue Chip Income and Growth              Vice President, Capital        Serves as an equity portfolio
                           Fund -- 1 year                           Research and Management        counselor for Blue Chip
                                                                    Company                        Income and Growth Fund
                                                                    Investment professional for
                                                                    17 years in total; 15 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG             International Fund -- 10 years           Senior Vice President and      Serves as a non-U.S. equity
                                                                    Director, Capital Research     portfolio counselor for
                                                                    Company                        International Fund
                                                                    Investment professional for
                                                                    18 years in total; 14 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH             Global Bond Fund -- less than            Vice President, Capital        Serves as a fixed-income
                           1 year                                   International Research, Inc.   portfolio counselor for U.S.
                           (since the fund's inception)             Investment professional for    Government/AAA-Rated
                           U.S. Government/AAA-Rated                19 years in total; 16 years    Securities Fund and Global
                           Securities Fund -- 9 years               with Capital Research and      Bond Fund
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND           Global Growth and Income                 Senior Vice President,         Serves as an equity portfolio
                           Fund -- less than 1 year (since the      Capital Research and           counselor for Global Growth
                           fund's inception)                        Management Company             and Income Fund
                                                                    Investment professional for
                                                                    33 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
CARL M. KAWAJA             Global Growth and Income Fund --         Senior Vice President,         Serves as an equity portfolio
                           less than 1 year (since the fund's       Capital Research Company       counselor for New World Fund
                           inception)                               Investment professional for    and Global Growth and Income
                           New World Fund -- 7 years (since the     18 years in total; 15 years    Fund
                           fund's inception)                        with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR            Asset Allocation Fund -- 1 year          Vice President, Capital        Serves as an equity portfolio
                           Growth Fund -- 1 year                    Research and Management        counselor for Asset
                                                                    Company                        Allocation Fund and Growth
                                                                    Investment professional for    Fund
                                                                    23 years in total; 21 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
SUNG LEE                   International Fund -- less than 1 year   Executive Vice President and   Serves as a non-U.S. equity
                                                                    Director, Capital Research     portfolio counselor for
                                                                    Company                        International Fund
                                                                    Investment professional for
                                                                    12 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
MICHAEL D. LOCKE           U.S. Government/AAA-Rated                Vice President, Capital        Serves as a fixed-income
                           Securities Fund -- 3 years (plus 6 years Research Company               portfolio counselor for U.S.
                           of prior experience as an investment     Investment professional for    Government/AAA-Rated
                           analyst for the fund)                    11 years in total; 10 years    Securities Fund
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
RONALD B. MORROW           Growth Fund -- 3 years (plus 6 years of  Senior Vice President,         Serves as an equity portfolio
                           prior experience as an investment        Capital Research Company       counselor for Growth Fund
                           analyst for the fund)                    Investment professional for
                                                                    38 years in total; 9 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY           Asset Allocation Fund -- less than       Senior Vice President,         Serves as a fixed-income
                           1 year                                   Capital International Limited  portfolio counselor for Asset
                                                                    Investment professional for    Allocation Fund
                                                                    30 years in total; 26 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                  PRIMARY TITLE WITH INVESTMENT
                                                                     ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR EXPERIENCE      AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)            IN THE FUND(S)               DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------------

    ROBERT G. O'DONNELL      Growth-Income Fund -- 16 years (plus Senior Vice President and      Serves as an equity portfolio
                             1 year of prior experience as an     Director, Capital Research     counselor for Growth-Income
                             investment analyst for the fund)     and Management Company         Fund
                                                                  Investment professional for
                                                                  34 years in total; 31 years
                                                                  with Capital Research and
                                                                  Management Company or
                                                                  affiliate
-------------------------------------------------------------------------------------------------------------------------------
    C. ROSS SAPPENFIELD      Growth-Income Fund -- 7 years        Vice President, Capital        Serves as an equity portfolio
                             Blue Chip Income and Growth          Research and Management        counselor for Growth-Income
                             Fund -- 5 years (since the fund's    Company                        Fund and Blue Chip Income and
                             inception)                           Investment professional for    Growth Fund
                                                                  14 years, all with Capital
                                                                  Research and Management
                                                                  Company or affiliate
-------------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 4 years (plus  Senior Vice President and      Serves as an equity portfolio
                             4 years of prior experience as an    Director, Capital Research     counselor for Global Growth
                             investment analyst for the fund)     Company                        Fund and Global Growth and
                             Global Growth and Income Fund --     Investment professional for    Income Fund
                             less than 1 year (since the fund's   19 years in total; 16 years
                             inception)                           with Capital Research and
                                                                  Management Company or
                                                                  affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts
(or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of fund's shares may lead to increased costs to that fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Series' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management
Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service
Company, the Series' transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA
re-characterizations, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 49
                                                                             ---


VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the portfolio securities of Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund and Global Growth and
Income Fund (collectively, the "International Funds"), the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the International Funds.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                                Income (loss) from investment operations/2/      Dividends and distributions
                                ------------------------------------------  -------------------------------------

                                                Net gains
                      Net asset    Net         (losses) on                  Dividends                    Total     Net asset
                       value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period                beginning   income       realized and     investment  investment (from capital      and       end of
ended                 of period   (loss)       unrealized)      operations   income)      gains)     distributions  period

Global Discovery Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05               $10.79      $.14           $ 1.05          $ 1.19      $(.11)        $(.24)        $(.35)    $11.63
12/31/04                 9.94       .08              .98            1.06       (.09)         (.12)         (.21)     10.79
12/31/03                 7.26       .05             2.67            2.72       (.04)           --          (.04)      9.94
12/31/02                 9.30       .06            (2.05)          (1.99)      (.05)           --          (.05)      7.26
12/31/01/4/             10.00       .04             (.70)           (.66)      (.04)           --          (.04)      9.30
CLASS 2
12/31/05                10.76       .11             1.05            1.16       (.09)         (.24)         (.33)     11.59
12/31/04                 9.92       .06              .97            1.03       (.07)         (.12)         (.19)     10.76
12/31/03                 7.25       .02             2.67            2.69       (.02)           --          (.02)      9.92
12/31/02                 9.30       .04            (2.05)          (2.01)      (.04)           --          (.04)      7.25
12/31/01/4/             10.00       .02             (.69)           (.67)      (.03)           --          (.03)      9.30

Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05               $17.31      $.28           $ 2.19          $ 2.47      $(.15)       $   --        $ (.15)    $19.63
12/31/04                15.30       .18             1.92            2.10       (.09)           --          (.09)     17.31
12/31/03                11.35       .12             3.91            4.03       (.08)           --          (.08)     15.30
12/31/02                13.42       .09            (2.02)          (1.93)      (.14)           --          (.14)     11.35
12/31/01                17.25       .18            (2.50)          (2.32)      (.15)        (1.36)        (1.51)     13.42
CLASS 2
12/31/05                17.23       .23             2.18            2.41       (.12)           --          (.12)     19.52
12/31/04                15.25       .14             1.91            2.05       (.07)           --          (.07)     17.23
12/31/03                11.32       .09             3.89            3.98       (.05)           --          (.05)     15.25
12/31/02                13.38       .06            (2.01)          (1.95)      (.11)           --          (.11)     11.32
12/31/01                17.21       .13            (2.49)          (2.36)      (.11)        (1.36)        (1.47)     13.38

Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05               $17.14     $ .13           $ 4.23          $ 4.36      $(.21)        $  --         $(.21)    $21.29
12/31/04                14.15       .02             2.97            2.99         --            --            --      17.14
12/31/03                 9.27     --/5/             4.97            4.97       (.09)           --          (.09)     14.15
12/31/02                11.52     --/5/            (2.15)          (2.15)      (.10)           --          (.10)      9.27
12/31/01                14.28       .03            (1.81)          (1.78)      (.13)         (.85)         (.98)     11.52
CLASS 2
12/31/05                17.02       .09             4.19            4.28       (.18)           --          (.18)     21.12
12/31/04                14.08      (.01)            2.95            2.94         --            --            --      17.02
12/31/03                 9.23      (.03)            4.95            4.92       (.07)           --          (.07)     14.08
12/31/02                11.48      (.02)           (2.15)          (2.17)      (.08)           --          (.08)      9.23
12/31/01                14.24     --/5/            (1.80)          (1.80)      (.11)         (.85)         (.96)     11.48

Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05               $51.39      $.46          $  8.00         $  8.46      $(.49)      $    --       $  (.49)    $59.36
12/31/04                45.74       .32             5.51            5.83       (.18)           --          (.18)     51.39
12/31/03                33.47       .16            12.26           12.42       (.15)           --          (.15)     45.74
12/31/02                44.30       .12           (10.87)         (10.75)      (.08)           --          (.08)     33.47
12/31/01                73.51       .18           (11.99)         (11.81)      (.41)       (16.99)       (17.40)     44.30
CLASS 2
12/31/05                51.10       .34             7.92            8.26       (.38)           --          (.38)     58.98
12/31/04                45.50       .23             5.45            5.68       (.08)           --          (.08)     51.10
12/31/03                33.29       .06            12.19           12.25       (.04)           --          (.04)     45.50
12/31/02                44.09       .03           (10.82)         (10.79)      (.01)           --          (.01)     33.29
12/31/01                73.28       .04           (11.94)         (11.90)      (.30)       (16.99)       (17.29)     44.09
CLASS 3
12/31/05                51.38       .37             7.98            8.35       (.39)           --          (.39)     59.34
12/31/04/6/             47.74       .24             3.50            3.74       (.10)           --          (.10)     51.38

                                           Ratio of   Ratio of   Ratio of
                                           expenses   expenses     net
                              Net assets, to average to average   income
                                end of    net assets net assets (loss) to
Period                Total   period (in    before     after     average
ended                 return   millions)    waiver   waiver/3/  net assets

Global Discovery Fund
--------------------------------------------------------------------------
CLASS 1
12/31/05               11.07%       $22        .61%       .56%      1.27%
12/31/04               10.72         20        .61        .60        .81
12/31/03               37.41         17        .61        .61        .55
12/31/02              (21.41)        10        .61        .61        .69
12/31/01/4/            (6.65)        12        .31        .31        .42
CLASS 2
12/31/05               10.80         89        .86        .81       1.04
12/31/04               10.43         51        .86        .85        .60
12/31/03               37.11         24        .86        .86        .28
12/31/02              (21.67)         9        .86        .86        .48
12/31/01/4/            (6.71)         4        .42        .42        .21

Global Growth Fund
---------------------------------------------------------------------------
CLASS 1
12/31/05               14.37%    $  206        .62%       .57%      1.56%
12/31/04               13.80        202        .65        .64       1.15
12/31/03               35.63        188        .70        .70        .94
12/31/02              (14.46)       152        .71        .71        .73
12/31/01              (13.99)       215        .70        .70       1.24
CLASS 2
12/31/05               14.07      2,617        .87        .82       1.30
12/31/04               13.49      1,796        .90        .89        .92
12/31/03               35.27      1,082        .95        .95        .68
12/31/02              (14.64)       592        .96        .96        .48
12/31/01              (14.22)       600        .95        .95        .88

Global Small Capitalization Fund
---------------------------------------------------------------------------
CLASS 1
12/31/05               25.66%    $  231        .79%       .73%       .72%
12/31/04               21.13        193        .81        .80        .15
12/31/03               53.92        163        .83        .83       (.03)
12/31/02              (18.83)       108        .84        .84        .04
12/31/01              (12.63)       149        .83        .83        .21
CLASS 2
12/31/05               25.35      1,977       1.04        .97        .49
12/31/04               20.88      1,198       1.06       1.05       (.07)
12/31/03               53.53        665       1.08       1.08       (.28)
12/31/02              (19.05)       290       1.09       1.09       (.20)
12/31/01              (12.85)       274       1.08       1.08       (.05)

Growth Fund
---------------------------------------------------------------------------
CLASS 1
12/31/05               16.50%   $ 3,709        .35%       .32%       .87%
12/31/04               12.75      3,744        .36        .36        .68
12/31/03               37.15      3,877        .39        .39        .41
12/31/02              (24.27)     3,195        .40        .40        .30
12/31/01              (17.93)     5,207        .38        .38        .34
CLASS 2
12/31/05               16.19     18,343        .60        .57        .64
12/31/04               12.50     12,055        .61        .61        .50
12/31/03               36.80      7,107        .64        .64        .16
12/31/02              (24.46)     3,009        .65        .65        .07
12/31/01              (18.15)     2,937        .63        .63        .07
CLASS 3
12/31/05               16.28        499        .53        .50        .69
12/31/04/6/             7.85        516     .54/7/     .53/7/     .54/7/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 51
                                                                             ---


                                           Income (loss) from investment operations/2/      Dividends and distributions
                                           ------------------------------------------  -------------------------------------

                                                           Net gains
                                 Net asset    Net         (losses) on                  Dividends                    Total
                                  value,   investment   securities (both   Total from  (from net  Distributions   dividends
Period                           beginning   income       realized and     investment  investment (from capital      and
ended                            of period   (loss)       unrealized)      operations   income)      gains)     distributions

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $15.82      $.32           $ 3.11          $ 3.43      $(.29)      $   --        $ (.29)
12/31/04                           13.41       .22             2.41            2.63       (.22)          --          (.22)
12/31/03                           10.07       .15             3.38            3.53       (.19)          --          (.19)
12/31/02                           12.02       .15            (1.90)          (1.75)      (.20)          --          (.20)
12/31/01                           20.59       .22            (3.79)          (3.57)      (.20)       (4.80)        (5.00)
CLASS 2
12/31/05                           15.79       .28             3.11            3.39       (.26)          --          (.26)
12/31/04                           13.39       .18             2.41            2.59       (.19)          --          (.19)
12/31/03                           10.05       .12             3.37            3.49       (.15)          --          (.15)
12/31/02                           11.97       .12            (1.89)          (1.77)      (.15)          --          (.15)
12/31/01                           20.54       .15            (3.76)          (3.61)      (.16)       (4.80)        (4.96)
CLASS 3
12/31/05                           15.82       .29             3.11            3.40       (.26)          --          (.26)
12/31/04/6/                        13.76       .20             2.05            2.25       (.19)          --          (.19)

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $13.96      $.33           $ 2.58          $ 2.91      $(.20)          --         $(.20)
12/31/04                           11.99       .23             2.01            2.24       (.27)          --          (.27)
12/31/03                            8.76       .21             3.21            3.42       (.19)          --          (.19)
12/31/02                            9.44       .20             (.70)           (.50)      (.18)          --          (.18)
12/31/01                            9.85       .24             (.63)           (.39)      (.02)          --          (.02)
CLASS 2
12/31/05                           13.89       .29             2.56            2.85       (.18)          --          (.18)
12/31/04                           11.94       .19             2.01            2.20       (.25)          --          (.25)
12/31/03                            8.73       .19             3.19            3.38       (.17)          --          (.17)
12/31/02                            9.41       .18             (.70)           (.52)      (.16)          --          (.16)
12/31/01                            9.84       .21             (.62)           (.41)      (.02)          --          (.02)

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $10.26      $.18           $  .59          $  .77      $(.12)          --         $(.12)
12/31/04                            9.41       .15              .78             .93       (.08)          --          (.08)
12/31/03                            7.17       .13             2.11            2.24         --           --            --
12/31/02                            9.43       .16            (2.32)          (2.16)      (.10)          --          (.10)
12/31/01/4/                        10.00       .09             (.61)           (.52)      (.05)          --          (.05)
CLASS 2
12/31/05                           10.20       .15              .58             .73       (.10)          --          (.10)
12/31/04                            9.36       .13              .78             .91       (.07)          --          (.07)
12/31/03                            7.16       .11             2.09            2.20         --           --            --
12/31/02                            9.41       .14            (2.30)          (2.16)      (.09)          --          (.09)
12/31/01/4/                        10.00       .08             (.63)           (.55)      (.04)          --          (.04)

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $36.81      $.62           $ 1.61          $ 2.23      $(.58)      $ (.15)       $ (.73)
12/31/04                           33.61       .48             3.09            3.57       (.37)          --          (.37)
12/31/03                           25.63       .42             7.96            8.38       (.40)          --          (.40)
12/31/02                           31.70       .41            (6.16)          (5.75)      (.32)          --          (.32)
12/31/01                           35.23       .51              .49            1.00       (.73)       (3.80)        (4.53)
CLASS 2
12/31/05                           36.64       .53             1.60            2.13       (.50)        (.15)         (.65)
12/31/04                           33.48       .41             3.06            3.47       (.31)          --          (.31)
12/31/03                           25.52       .34             7.92            8.26       (.30)          --          (.30)
12/31/02                           31.58       .35            (6.14)          (5.79)      (.27)          --          (.27)
12/31/01                           35.13       .41              .52             .93       (.68)       (3.80)        (4.48)
CLASS 3
12/31/05                           36.80       .56             1.61            2.17       (.51)        (.15)         (.66)
12/31/04/6/                        34.64       .41             2.07            2.48       (.32)          --          (.32)

                                                                Ratio of   Ratio of   Ratio of
                                                                expenses   expenses     net
                                 Net asset         Net assets, to average to average   income
                                  value,             end of    net assets net assets (loss) to
Period                            end of   Total   period (in    before     after     average
ended                             period   return   millions)    waiver   waiver/3/  net assets

International Fund
-----------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $18.96    21.75%    $1,599        .57%       .52%      1.92%
12/31/04                           15.82    19.66      1,495        .60        .59       1.54
12/31/03                           13.41    35.12      1,431        .63        .63       1.40
12/31/02                           10.07   (14.58)     1,236        .63        .63       1.35
12/31/01                           12.02   (19.73)     1,772        .61        .61       1.41
CLASS 2
12/31/05                           18.92    21.50      4,790        .82        .77       1.64
12/31/04                           15.79    19.32      2,752        .84        .83       1.27
12/31/03                           13.39    34.85      1,385        .88        .88       1.08
12/31/02                           10.05   (14.84)       636        .88        .88       1.05
12/31/01                           11.97   (19.89)       628        .86        .86       1.04
CLASS 3
12/31/05                           18.96    21.54        116        .75        .70       1.74
12/31/04/6/                        15.82    16.45        115     .77/7/     .77/7/    1.45/7/

New World Fund
-----------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $16.67    21.10%      $ 88        .92%       .85%      2.22%
12/31/04                           13.96    19.07         63        .93        .92       1.81
12/31/03                           11.99    39.56         47        .92        .92       2.15
12/31/02                            8.76    (5.45)        35        .91        .91       2.14
12/31/01                            9.44    (3.99)        37        .91        .91       2.54
CLASS 2
12/31/05                           16.56    20.74        677       1.17       1.10       1.97
12/31/04                           13.89    18.80        373       1.18       1.17       1.57
12/31/03                           11.94    39.18        224       1.17       1.17       1.90
12/31/02                            8.73    (5.66)       124       1.16       1.16       1.89
12/31/01                            9.41    (4.19)       116       1.16       1.16       2.25

Blue Chip Income and Growth Fund
-----------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $10.91     7.57%    $  135        .45%       .41%      1.73%
12/31/04                           10.26     9.94        129        .46        .46       1.60
12/31/03                            9.41    31.24        107        .52        .50       1.67
12/31/02                            7.17   (22.93)        54        .52        .52       1.89
12/31/01/4/                         9.43    (5.23)        49        .25        .25        .93
CLASS 2
12/31/05                           10.83     7.24      3,029        .70        .66       1.48
12/31/04                           10.20     9.74      2,349        .71        .70       1.37
12/31/03                            9.36    30.73      1,490        .76        .74       1.41
12/31/02                            7.16   (23.07)       426        .77        .77       1.76
12/31/01/4/                         9.41    (5.38)       111        .37        .37        .82

Growth-Income Fund
-----------------------------------------------------------------------------------------------
CLASS 1
12/31/05                          $38.31     6.08%   $ 3,825        .29%       .27%      1.68%
12/31/04                           36.81    10.66      4,213        .31        .30       1.39
12/31/03                           33.61    32.76      4,402        .34        .34       1.45
12/31/02                           25.63   (18.15)     3,741        .35        .35       1.43
12/31/01                           31.70     2.78      5,428        .35        .35       1.53
CLASS 2
12/31/05                           38.12     5.83     17,608        .54        .52       1.44
12/31/04                           36.64    10.37     13,105        .56        .55       1.19
12/31/03                           33.48    32.43      7,824        .59        .59       1.18
12/31/02                           25.52   (18.34)     3,632        .60        .60       1.22
12/31/01                           31.58     2.56      3,187        .60        .60       1.25
CLASS 3
12/31/05                           38.31     5.88        471        .47        .45       1.50
12/31/04/6/                        36.80     7.18        537     .49/7/     .48/7/    1.24/7/

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $15.49      $.41           $ 1.05          $ 1.46       $(.39)      $  --        $ (.39)     $16.56     9.45%
12/31/04      14.58       .39              .84            1.23        (.32)         --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29            2.70        (.35)         --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)          (1.74)       (.33)         --          (.33)      12.23   (12.19)
12/31/01      15.71       .49             (.37)            .12        (.59)       (.94)        (1.53)      14.30      .77
CLASS 2
12/31/05      15.42       .37             1.04            1.41        (.36)         --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84            1.20        (.29)         --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27            2.64        (.31)         --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18   (12.38)
12/31/01      15.67       .45             (.36)            .09        (.57)       (.94)        (1.51)      14.25      .52
CLASS 3
12/31/05      15.49       .38             1.05            1.43        (.36)         --          (.36)      16.56     9.26
12/31/04/6/   14.85       .36              .58             .94        (.30)         --          (.30)      15.49     6.38

Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.57      $.60            $(.40)          $ .20       $(.46)         --         $(.46)     $11.31     1.77%
12/31/04      11.34       .56              .10             .66        (.43)         --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78            1.35        (.42)         --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)            .43        (.46)         --          (.46)      10.41     4.26
12/31/01      10.18       .77              .08             .85        (.59)         --          (.59)      10.44     8.48
CLASS 2
12/31/05      11.48       .57             (.39)            .18        (.44)         --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09             .62        (.41)         --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78            1.31        (.40)         --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36     4.05
12/31/01      10.16       .73              .08             .81        (.57)         --          (.57)      10.40     8.15

High-Income Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.89     $ .85           $ (.55)          $ .30      $ (.78)         --        $ (.78)     $12.41     2.46%
12/31/04      12.54       .84              .32            1.16        (.81)         --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12            3.02        (.92)         --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)           (.24)      (1.10)         --         (1.10)      10.44    (1.51)
12/31/01      12.25      1.17             (.23)            .94       (1.41)         --         (1.41)      11.78     8.02
CLASS 2
12/31/05      12.81       .81             (.55)            .26        (.75)         --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32            1.13        (.79)         --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12            2.98        (.90)         --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39    (1.83)
12/31/01      12.22      1.13             (.23)            .90       (1.38)         --         (1.38)      11.74     7.73
CLASS 3
12/31/05      12.87       .82             (.55)            .27        (.75)         --          (.75)      12.39     2.25
12/31/04/6/   12.79       .78              .11             .89        (.81)         --          (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $12.07      $.48            $(.16)          $ .32       $(.48)         --         $(.48)     $11.91     2.70%
12/31/04      12.24       .45             (.03)            .42        (.59)         --          (.59)      12.07     3.58
12/31/03      12.37       .46             (.15)            .31        (.44)         --          (.44)      12.24     2.51
12/31/02      11.87       .54              .55            1.09        (.59)         --          (.59)      12.37     9.45
12/31/01      11.73       .66              .17             .83        (.69)         --          (.69)      11.87     7.24
CLASS 2
12/31/05      12.00       .45             (.16)            .29        (.46)         --          (.46)      11.83     2.41
12/31/04      12.17       .41             (.03)            .38        (.55)         --          (.55)      12.00     3.30
12/31/03      12.31       .42             (.14)            .28        (.42)         --          (.42)      12.17     2.28
12/31/02      11.83       .50              .55            1.05        (.57)         --          (.57)      12.31     9.15
12/31/01      11.70       .62              .18             .80        (.67)         --          (.67)      11.83     7.02
CLASS 3
12/31/05      12.05       .46             (.16)            .30        (.46)         --          (.46)      11.89     2.50
12/31/04/6/   12.34       .41             (.11)            .30        (.59)         --          (.59)      12.05     2.58

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Asset Allocation Fund
--------------------------------------------------------
CLASS 1
12/31/05      $  879         .35%       .32%      2.57%
12/31/04         899         .38        .37       2.64
12/31/03         911         .42        .42       3.12
12/31/02         797         .45        .45       3.31
12/31/01       1,012         .45        .45       3.30
CLASS 2
12/31/05       5,120         .60        .57       2.31
12/31/04       3,797         .62        .62       2.42
12/31/03       2,314         .67        .67       2.81
12/31/02       1,056         .70        .70       3.11
12/31/01         730         .70        .70       3.03
CLASS 3
12/31/05          76         .53        .50       2.39
12/31/04/6/       81      .55/7/     .55/7/    2.50/7/

Bond Fund
--------------------------------------------------------
CLASS 1
12/31/05      $  182         .44%       .40%      5.30%
12/31/04         195         .45        .44       4.94
12/31/03         213         .47        .47       5.19
12/31/02         218         .49        .49       6.60
12/31/01         194         .49        .49       7.38
CLASS 2
12/31/05       2,312         .69        .65       5.06
12/31/04       1,759         .70        .69       4.68
12/31/03       1,280         .72        .72       4.88
12/31/02         697         .74        .74       6.34
12/31/01         349         .74        .74       7.06

High-Income Bond Fund
--------------------------------------------------------
CLASS 1
12/31/05        $309         .50%       .46%      6.76%
12/31/04         364         .50        .50       6.74
12/31/03         411         .51        .51       7.74
12/31/02         335         .52        .52       9.55
12/31/01         403         .51        .51       9.60
CLASS 2
12/31/05         590         .75        .71       6.55
12/31/04         444         .75        .74       6.48
12/31/03         319         .76        .76       7.41
12/31/02         183         .77        .77       9.28
12/31/01         156         .76        .76       9.37
CLASS 3
12/31/05          37         .68        .64       6.58
12/31/04/6/       46      .68/7/     .68/7/    6.57/7/

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------
CLASS 1
12/31/05        $252         .47%       .43%      3.99%
12/31/04         286         .47        .46       3.68
12/31/03         373         .46        .46       3.71
12/31/02         517         .47        .47       4.45
12/31/01         386         .47        .47       5.58
CLASS 2
12/31/05         341         .72        .68       3.75
12/31/04         285         .72        .71       3.42
12/31/03         273         .71        .71       3.43
12/31/02         288         .72        .72       4.14
12/31/01         137         .72        .72       5.27
CLASS 3
12/31/05          39         .65        .61       3.81
12/31/04/6/       43      .65/7/     .65/7/    3.51/7/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 53
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/05     $11.09      $.33          $ --/5/           $.33       $(.11)        $--          $(.11)     $11.31    2.97%
12/31/04      11.07       .11            --/5/            .11        (.09)         --           (.09)      11.09     .96
12/31/03      11.17       .07            --/5/            .07        (.17)         --           (.17)      11.07     .67
12/31/02      11.41       .14            --/5/            .14        (.38)         --           (.38)      11.17    1.24
12/31/01      11.65       .41              .01            .42        (.66)         --           (.66)      11.41    3.66
CLASS 2
12/31/05      11.05       .30            --/5/            .30        (.09)         --           (.09)      11.26    2.68
12/31/04      11.03       .08            --/5/            .08        (.06)         --           (.06)      11.05     .70
12/31/03      11.12       .05            --/5/            .05        (.14)         --           (.14)      11.03     .47
12/31/02      11.37       .11            --/5/            .11        (.36)         --           (.36)      11.12    1.00
12/31/01      11.62       .34              .05            .39        (.64)         --           (.64)      11.37    3.43
CLASS 3
12/31/05      11.07       .30            --/5/            .30        (.08)         --           (.08)      11.29    2.74
12/31/04/6/   11.07       .09            --/5/            .09        (.09)         --           (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Cash Management Fund
--------------------------------------------------------
CLASS 1
12/31/05       $ 75          .33%       .30%      2.91%
12/31/04         78          .37        .36        .96
12/31/03        103          .47        .47        .68
12/31/02        203          .46        .46       1.25
12/31/01        218          .46        .46       3.52
CLASS 2
12/31/05        153          .58        .55       2.71
12/31/04        110          .61        .61        .76
12/31/03         99          .72        .72        .42
12/31/02        133          .71        .71       1.00
12/31/01        127          .71        .71       2.99
CLASS 3
12/31/05         16          .51        .48       2.70
12/31/04/6/      20       .54/7/     .54/7/     .80/7/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2005  2004  2003  2002  2001
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund/4/                        53%   28%   30%   25%    4%
    Global Growth Fund                              26    24    27    30    38
    Global Small Capitalization Fund                47    49    51    66    65
    Growth Fund                                     29    30    34    34    31
    International Fund                              40    37    40    30    40
    New World Fund                                  26    18    19    22    31
    Blue Chip Income and Growth Fund/4/             33    13    12     8    12
    Growth-Income Fund                              20    21    21    26    34
    Asset Allocation Fund                           23    20    20    25    32
    Bond Fund                                       46    34    20    29    59
    High-Income Bond Fund                           35    38    48    45    42
    U.S. Government/AAA-Rated Securities Fund       86    68    63    53    84
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Commenced operations July 5, 2001.

/5/Amount less than one cent.

/6/From January 16, 2004, when Class 3 shares were first issued.

/7/Annualized.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

[LOGO OF American Funds(R)]                The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via email request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

The Series does not maintain an Internet website; however, the current SAI and annual/semi-annual reports to shareholders are available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary of the Series at 333 South Hope Street, Los Angeles,
California 90071.

[GRAPHIC APPEARS HERE]
Printed on recycled Paper    Litho in USA     Invested Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds    Capital Research       Capital       Capital    Capital Bank
                   and Management     International   Guardian      and Trust


[LOGO OF AMERICAN FUNDS(R)]                The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS
Class 3 shares

May 1,2006

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 14 funds, each representing a separate fully managed diversified portfolio of securities. The seven funds available in the American Pathway II variable annuity are:

   Growth Fund
   International Fund
   Growth-Income Fund
   Asset Allocation Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 3 shares and is for use with the contracts that make Class 3 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999   2000    2001     2002    2003    2004    2005
------  ------  ------  ------  -----  ------  -------  ------  ------  ------
13.15%  29.87%  35.30%  57.33%  4.53%  -18.08% -24.41%  36.90%  12.56%  16.28%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.15% (quarter ended September 30, 2001)

The fund's cumulative total return for the three months ended March 31, 2006, was 3.94%.

For periods ended December 31, 2005:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
----------------------------------------------------------------------------

        1 year               16.28%   4.91%        7.96%          7.24%
----------------------------------------------------------------------------
        5 years                2.10    0.54         0.15          -1.36
----------------------------------------------------------------------------
        10 years              13.76    9.07         7.28           7.26
----------------------------------------------------------------------------
        Lifetime/4/           14.75   12.83        10.50          10.70

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.33%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.02
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.53

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $54    $170    $296     $665

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996   1997   1998    1999    2000     2001    2002     2003    2004    2005
------  ----- ------  ------  -------  ------  -------  ------  ------  -----
17.32%  8.86% 21.00%  76.11%  -21.99%  -19.88% -14.73%  34.88%  19.48%  21.54%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.39% (quarter ended December 31, 1999)
LOWEST  -19.64% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006, was 6.07%.

For periods ended December 31, 2005:

                             MSCI       LIPPER
AVERAGE ANNUAL               EAFE    INTERNATIONAL
TOTAL RETURNS         FUND  INDEX/1/ FUNDS INDEX/2/
---------------------------------------------------

1 year               21.54% 14.02%      15.67%
---------------------------------------------------
5 years                6.00   4.94        5.34
---------------------------------------------------
10 years              11.01   6.18        7.74
---------------------------------------------------
Lifetime/3/           10.22   6.74        7.85

/1/MSCI EAFE (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.52%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.05
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.75

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $77    $240    $417     $930

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998    1999    2000    2001    2002     2003    2004    2005
------  ------  ------  ------  ------  ------  -------  ------  ------  ------
18.51%  25.61%  18.16%  11.27%   8.05%   2.59%  -18.29%  32.52%  10.46%   5.88%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.86% (quarter ended December 31, 1998)
LOWEST  -18.67% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006, was 4.18%.

For periods ended December 31, 2005:

                                      LIPPER GROWTH
AVERAGE ANNUAL                         AND INCOME
TOTAL RETURNS        FUND  S&P 500/1/ FUNDS INDEX/2/
----------------------------------------------------

1 year               5.88%   4.91%        6.82%
----------------------------------------------------
5 years               5.37    0.54         2.92
----------------------------------------------------
10 years             10.64    9.07         8.47
----------------------------------------------------
Lifetime/3/          12.88   12.83        11.42

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.28%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.47

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $48    $151    $263     $591

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2005, the fund was approximately 72% invested in equity securities, 23% invested in debt securities and 5% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1996    1997    1998   1999   2000   2001    2002    2003    2004    2005
------  ------  ------  -----  -----  -----  -------  ------  -----   -----
15.57%  20.27%  12.93%  7.06%  4.43%  0.59%  -12.35%  21.92%  8.34%   9.26%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  12.19% (quarter ended June 30, 2003)
LOWEST  -12.32% (quarter ended September 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006, was 5.37%.

For periods ended December 31, 2005:

                                            LEHMAN
AVERAGE ANNUAL                        BROTHERS AGGREGATE
TOTAL RETURNS        FUND  S&P 500/1/   BOND INDEX/2/
--------------------------------------------------------

1 year               9.26%   4.91%          2.43%
--------------------------------------------------------
5 years               4.94    0.54           5.87
--------------------------------------------------------
10 years              8.37    9.07           6.16
--------------------------------------------------------
Lifetime/3/           9.19   10.54           7.32

/1/Standard and Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from August 1, 1989, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.34%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.53

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $54    $170    $296     $665

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1996   1997    1998   1999    2000   2001    2002    2003    2004    2005
 ------  ------  -----  -----  ------  -----  ------  ------   -----   -----
 13.00%  12.21%  0.26%  5.61%  -3.23%  7.82%  -1.69%  29.55%   9.66%   2.25%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.78% (quarter ended December 31, 2002)
LOWEST  -9.08% (quarter ended June 30, 2002)

The fund's cumulative total return for the three months ended March 31, 2006, was 2.82%.

For periods ended December 31, 2005:

                                                                LIPPER
                           CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
AVERAGE ANNUAL              HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
TOTAL RETURNS        FUND    INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
---------------------------------------------------------------------------

1 year               2.25%     2.26%           2.57%             3.00%
---------------------------------------------------------------------------
5 years               9.02      9.83            5.93              6.76
---------------------------------------------------------------------------
10 years              7.18      7.13            6.19              5.30
---------------------------------------------------------------------------
Lifetime/4/          10.23      N/A             8.80              8.01

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
   therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.49%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.68

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $69    $218    $379     $847

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1996    1997   1998    1999    2000   2001   2002    2003    2004    2005
----   ----   ----    ----    ----   ----   ----    ----    ----    ----
2.92%  8.26%  7.99%  -0.70%  11.49%  7.05%  9.26%   2.33%   3.41%   2.50%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  4.52% (quarter ended September 30, 2001)
LOWEST  -2.05% (quarter ended March 31, 1996)

The fund's cumulative total return for the three months ended March 31, 2006, was -0.67%.

For periods ended December 31, 2005:

                           CITIGROUP    LIPPER
                           TREASURY/   GENERAL
                             GOVT.       U.S.
                           SPONSORED/ GOVERNMENT
AVERAGE ANNUAL              MORTGAGE    FUNDS
TOTAL RETURNS        FUND   INDEX/1/  AVERAGE/2/ CPI/3/
-------------------------------------------------------

1 year               2.50%   2.71%      2.05%    3.42%
-------------------------------------------------------
5 years               4.87    5.46       4.51     2.49
-------------------------------------------------------
10 years              5.39    6.04       4.99     2.52
-------------------------------------------------------
Lifetime/4/           6.98    7.88       6.71     2.99

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.46%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.65

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $66    $208    $362     $810

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1996    1997    1998    1999     2000    2001    2002    2003    2004    2005
----    ----    ----    ----     ----    ----    ----    ----    ----    ----
4.89%   4.97%   4.96%   4.64%    5.85%   3.48%   1.06%   0.49%   0.77%   2.74%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.52% (quarter ended December 31, 2000)
LOWEST  0.04% (quarter ended September 30, 2003)

The fund's cumulative total return for the three months ended March 31, 2006, was 1.06%.

For periods ended December 31, 2005:

AVERAGE ANNUAL
TOTAL RETURNS        FUND
--------------------------

1 year               2.74%
--------------------------
5 years               1.70
--------------------------
10 years              3.37
--------------------------
Lifetime*             4.74

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees                                       0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.51

*The Series' investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in this prospectus and in the audited financial statements in the Series' annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $52    $164    $285     $640

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series'
annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---


The primary individual portfolio counselors for each of the funds are:

                                                  PRIMARY TITLE WITH
                                                      INVESTMENT
                                                      ADVISER (OR
                                                      AFFILIATE)            PORTFOLIO
                             PORTFOLIO COUNSELOR    AND INVESTMENT     COUNSELOR'S ROLE IN
PORTFOLIO COUNSELOR FOR THE      EXPERIENCE        EXPERIENCE DURING    MANAGEMENT OF THE
SERIES/TITLE (IF APPLICABLE)   IN THE FUND(S)       PAST FIVE YEARS          FUND(S)
-------------------------------------------------------------------------------------------

 JAMES K. DUNTON             Growth-Income        Senior Vice          Serves as an equity
 VICE CHAIRMAN OF THE BOARD  Fund -- 22 years     President and        portfolio counselor
                             (since the fund's    Director, Capital    for Growth-Income
                             inception)           Research and         Fund and Blue Chip
                             Blue Chip Income     Management Company   Income and Growth
                             and Growth           Investment           Fund
                             Fund -- 5 years      professional for 44
                             (since the fund's    years, all with
                             inception)           Capital Research
                                                  and Management
                                                  Company or affiliate
-------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            Growth-Income        Senior Vice          Serves as an equity
 PRESIDENT AND TRUSTEE       Fund -- 1 year       President, Capital   portfolio counselor
                                                  Research and         for Growth-Income
                                                  Management Company   Fund
                                                  Investment
                                                  professional for 21
                                                  years, all with
                                                  Capital Research
                                                  and Management
                                                  Company or affiliate
-------------------------------------------------------------------------------------------
 ALAN N. BERRO               Asset Allocation     Vice President,      Serves as an equity
 SENIOR VICE PRESIDENT       Fund -- 6 years      Capital Research     portfolio counselor
                                                  and Management       for Asset
                                                  Company              Allocation Fund
                                                  Investment
                                                  professional for 20
                                                  years in total; 15
                                                  years with Capital
                                                  Research and
                                                  Management Company
                                                  or affiliate
-------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE          Bond Fund -- 10      Senior Vice          Serves as a
 SENIOR VICE PRESIDENT       years (since the     President and        fixed-income
                             fund's inception)    Director, Capital    portfolio counselor
                             High-Income Bond     Research and         for Bond Fund and
                             Fund -- 8 years      Management Company   High-Income Bond
                                                  Investment           Fund
                                                  professional for 54
                                                  years in total; 39
                                                  years with Capital
                                                  Research and
                                                  Management Company
                                                  or affiliate
-------------------------------------------------------------------------------------------
 JOHN H. SMET                Bond Fund -- 10      Senior Vice          Serves as a
 SENIOR VICE PRESIDENT       years (since the     President, Capital   fixed-income
                             fund's inception)    Research and         portfolio counselor
                             U.S.                 Management Company   for Bond Fund and
                             Government/AAA-Rated Investment           U.S.
                             Securities           professional for 24  Government/AAA-Rated
                             Fund -- 14 years     years in total; 23   Securities Fund
                                                  years with Capital
                                                  Research and
                                                  Management Company
                                                  or affiliate
-------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON       Growth-Income        Senior Vice          Serves as an equity
 VICE PRESIDENT              Fund -- 12 years     President, Capital   portfolio counselor
                             (plus 5 years of     Research and         for Growth-Income
                             prior experience as  Management Company   Fund and Global
                             an investment        Investment           Discovery Fund
                             analyst for the      professional for 33
                             fund)                years in total; 31
                             Global Discovery     years with Capital
                             Fund -- 5 years      Research and
                             (since the fund's    Management Company
                             inception)           or affiliate
-------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE          Global Growth        Chairman, Capital    Serves as an equity
 VICE PRESIDENT              Fund -- 9 years      Research Company     portfolio counselor
                             (since the fund's    Investment           for Global Growth
                             inception)           professional for 21  Fund and New World
                             International        years, all with      Fund and a non-U.S.
                             Fund -- 12 years     Capital Research     equity portfolio
                             New World Fund -- 7  and Management       counselor for
                             years (since the     Company or affiliate International Fund
                             fund's inception)
-------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             High-Income Bond     Senior Vice          Serves as a
 VICE PRESIDENT              Fund -- 11 years     President, Capital   fixed-income
                             (plus 2 years of     Research Company     portfolio counselor
                             prior experience as  Investment           for High-Income
                             an investment        professional for 18  Bond Fund and Asset
                             analyst for the      years in total;      Allocation Fund
                             fund)                16 years with
                             Asset Allocation     Capital Research
                             Fund -- 6 years      and Management
                                                  Company or affiliate
-------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            High-Income Bond     Senior Vice          Serves as a
                             Fund -- 13 years     President, Capital   fixed-income
                             New World Fund -- 7  Research and         portfolio counselor
                             years (since the     Management Company   for High-Income
                             fund's inception)    Investment           Bond Fund, New
                             Bond Fund -- 8 years professional for 25  World Fund and Bond
                                                  years in total; 18   Fund
                                                  years with Capital
                                                  Research and
                                                  Management Company
                                                  or affiliate
-------------------------------------------------------------------------------------------
 DONNALISA BARNUM            Growth Fund -- 3     Senior Vice          Serves as an equity
                             years                President, Capital   portfolio counselor
                                                  Research Company     for Growth Fund
                                                  Investment
                                                  professional for 25
                                                  years in total; 20
                                                  years with Capital
                                                  Research and
                                                  Management Company
                                                  or affiliate
-------------------------------------------------------------------------------------------
 GORDON CRAWFORD             Global Small         Senior Vice          Serves as an equity
                             Capitalization       President and        portfolio counselor
                             Fund --              Director, Capital    for Global Small
                             8 years (since the   Research and         Capitalization
                             fund's inception)    Management Company   Fund, Growth Fund
                             Growth Fund -- 12    Investment           and Global
                             years (plus 5 years  professional for 35  Discovery Fund
                             of prior experience  years, all with
                             as an investment     Capital Research
                             analyst for the      and Management
                             fund)                Company or affiliate
                             Global Discovery
                             Fund -- 1 year
-------------------------------------------------------------------------------------------
 MARK H. DALZELL             Bond Fund -- 1 year  Senior Vice          Serves as a
                                                  President, Capital   fixed-income
                                                  Research Company     portfolio counselor
                                                  Investment           for Bond Fund
                                                  professional for 28
                                                  years in total; 18
                                                  years with Capital
                                                  Research and
                                                  Management Company
                                                  or affiliate
-------------------------------------------------------------------------------------------
 MARK E. DENNING             Global Small         Director, Capital    Serves as an equity
                             Capitalization       Research and         portfolio counselor
                             Fund --              Management Company   (primarily
                             8 years (since the   Investment           non-U.S.) for
                             fund's inception)    professional for 24  Global Small
                             Global Discovery     years, all with      Capitalization Fund
                             Fund -- 1 year       Capital Research     and Global
                                                  and Management       Discovery Fund
                                                  Company or affiliate

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                            PRIMARY TITLE WITH INVESTMENT
                                                               ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE   AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)             DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

    J. BLAIR FRANK           Global Small Capitalization    Vice President, Capital        Serves as an equity portfolio
                             Fund --                        Research Company               counselor for Global Small
                             3 years                        Investment professional for    Capitalization Fund and an
                             Growth Fund -- 6 years (plus   13 years in total; 12 years    equity portfolio counselor for
                             3 years of prior experience    with Capital Research and      Growth Fund
                             as an investment analyst for   Management Company or
                             the fund)                      affiliate
-------------------------------------------------------------------------------------------------------------------------
    NICK J. GRACE            Global Growth Fund -- 4 years  Senior Vice President,         Serves as an equity portfolio
                             (plus 4 years of prior         Capital Research Company       counselor for Global Growth
                             experience as an investment    Investment professional for    Fund
                             analyst for the fund)          16 years in total; 12 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    J. DALE HARVEY           Blue Chip Income and Growth    Vice President, Capital        Serves as an equity portfolio
                             Fund -- 1 year                 Research and Management        counselor for Blue Chip
                                                            Company                        Income and Growth Fund
                                                            Investment professional for
                                                            17 years in total; 15 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ALWYN W. HEONG           International Fund -- 10 years Senior Vice President and      Serves as a non-U.S. equity
                                                            Director, Capital Research     portfolio counselor for
                                                            Company                        International Fund
                                                            Investment professional for
                                                            18 years in total; 14 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH           U.S. Government/AAA-Rated      Vice President, Capital        Serves as a fixed-income
                             Securities Fund -- 9 years     International Research, Inc.   portfolio counselor for U.S.
                                                            Investment professional for    Government/AAA-Rated
                                                            19 years in total; 16 years    Securities Fund
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    GREGG E. IRELAND         Global Growth and Income       Senior Vice President,         Serves as an equity portfolio
                             Fund -- less than 1 year       Capital Research and           counselor for Global Growth
                             (since the fund's inception)   Management Company             and Income Fund
                                                            Investment professional for
                                                            33 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    CARL M. KAWAJA           Global Growth and Income       Senior Vice President,         Serves as an equity portfolio
                             Fund --                        Capital Research Company       counselor for New World Fund
                             less than 1 year (since the    Investment professional for    and Global Growth and Income
                             fund's inception)              18 years in total; 15 years    Fund
                             New World Fund -- 7 years      with Capital Research and
                             (since the fund's inception)   Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL T. KERR          Asset Allocation Fund -- 1     Vice President, Capital        Serves as an equity portfolio
                             year                           Research and Management        counselor for Asset
                             Growth Fund -- 1 year          Company                        Allocation Fund and Growth
                                                            Investment professional for    Fund
                                                            23 years in total; 21 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    SUNG LEE                 International Fund -- less     Executive Vice President and   Serves as a non-U.S. equity
                             than 1 year                    Director, Capital Research     portfolio counselor for
                                                            Company                        International Fund
                                                            Investment professional for
                                                            12 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    MICHAEL D. LOCKE         U.S. Government/AAA-Rated      Vice President, Capital        Serves as a fixed-income
                             Securities Fund -- 3 years     Research Company               portfolio counselor for U.S.
                             (plus 6 years of prior         Investment professional for    Government/AAA-Rated
                             experience as an investment    11 years in total; 10 years    Securities Fund
                             analyst for the fund)          with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    RONALD B. MORROW         Growth Fund -- 3 years (plus   Senior Vice President,         Serves as an equity portfolio
                             6 years of prior experience    Capital Research Company       counselor for Growth Fund
                             as an investment analyst for   Investment professional for
                             the fund)                      38 years in total; 9 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    JAMES R. MULALLY         Asset Allocation Fund -- less  Senior Vice President,         Serves as a fixed-income
                             than 1 year                    Capital International Limited  portfolio counselor for Asset
                                                            Investment professional for    Allocation Fund
                                                            30 years in total; 26 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------------------
    ROBERT G. O'DONNELL      Growth-Income Fund -- 16       Senior Vice President and      Serves as an equity portfolio
                             years (plus 1 year of prior    Director, Capital Research     counselor for Growth-Income
                             experience as an investment    and Management Company         Fund
                             analyst for the fund)          Investment professional for
                                                            34 years in total; 31 years
                                                            with Capital Research and
                                                            Management Company or
                                                            affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


                                                            PRIMARY TITLE WITH INVESTMENT
                                                               ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE  PORTFOLIO COUNSELOR EXPERIENCE   AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)        IN THE FUND(S)             DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
-------------------------------------------------------------------------------------------------------------------------

    C. ROSS SAPPENFIELD      Growth-Income Fund -- 7 years  Vice President, Capital        Serves as an equity portfolio
                             Blue Chip Income and Growth    Research and Management        counselor for Growth-Income
                             Fund -- 5 years (since the     Company                        Fund and Blue Chip Income and
                             fund's inception)              Investment professional for    Growth Fund
                                                            14 years, all with Capital
                                                            Research and Management
                                                            Company or affiliate
-------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 4 years  Senior Vice President and      Serves as an equity portfolio
                             (plus 4 years of prior         Director, Capital Research     counselor for Global Growth
                             experience as an investment    Company                        Fund and Global Growth and
                             analyst for the fund)          Investment professional for    Income Fund
                             Global Growth and Income       19 years in total; 16 years
                             Fund -- less than 1 year       with Capital Research and
                             (since the fund's inception)   Management Company or
                                                            affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts
(or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to any fund may be rejected. Frequent trading of fund's shares may lead to increased costs to that fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Series' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management
Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing in units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by contract owners whose units are held on the books of insurance company separate accounts that have not adopted procedures to implement this policy or to redemptions by other registered investment companies sponsored by insurance companies. American Funds Service
Company, the Series' transfer agent, will work with the insurance companies to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the insurance companies adopt these procedures, contract owners whose units are held on the books of such companies will be subject to this general purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfer of assets, rollovers, Roth IRA conversions and IRA
re-characterizations, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the portfolio securities of Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund and Global Growth and
Income Fund (collectively, the "International Funds"), the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the International Funds.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Global Discovery Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $10.79      $.14           $ 1.05          $ 1.19      $(.11)        $(.24)        $(.35)    $11.63    11.07%
12/31/04       9.94       .08              .98            1.06       (.09)         (.12)         (.21)     10.79    10.72
12/31/03       7.26       .05             2.67            2.72       (.04)           --          (.04)      9.94    37.41
12/31/02       9.30       .06            (2.05)          (1.99)      (.05)           --          (.05)      7.26   (21.41)
12/31/01/4/   10.00       .04             (.70)           (.66)      (.04)           --          (.04)      9.30    (6.65)
CLASS 2
12/31/05      10.76       .11             1.05            1.16       (.09)         (.24)         (.33)     11.59    10.80
12/31/04       9.92       .06              .97            1.03       (.07)         (.12)         (.19)     10.76    10.43
12/31/03       7.25       .02             2.67            2.69       (.02)           --          (.02)      9.92    37.11
12/31/02       9.30       .04            (2.05)          (2.01)      (.04)           --          (.04)      7.25   (21.67)
12/31/01/4/   10.00       .02             (.69)           (.67)      (.03)           --          (.03)      9.30    (6.71)

Global Growth Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $17.31      $.28           $ 2.19          $ 2.47      $(.15)       $   --        $ (.15)    $19.63    14.37%
12/31/04      15.30       .18             1.92            2.10       (.09)           --          (.09)     17.31    13.80
12/31/03      11.35       .12             3.91            4.03       (.08)           --          (.08)     15.30    35.63
12/31/02      13.42       .09            (2.02)          (1.93)      (.14)           --          (.14)     11.35   (14.46)
12/31/01      17.25       .18            (2.50)          (2.32)      (.15)        (1.36)        (1.51)     13.42   (13.99)
CLASS 2
12/31/05      17.23       .23             2.18            2.41       (.12)           --          (.12)     19.52    14.07
12/31/04      15.25       .14             1.91            2.05       (.07)           --          (.07)     17.23    13.49
12/31/03      11.32       .09             3.89            3.98       (.05)           --          (.05)     15.25    35.27
12/31/02      13.38       .06            (2.01)          (1.95)      (.11)           --          (.11)     11.32   (14.64)
12/31/01      17.21       .13            (2.49)          (2.36)      (.11)        (1.36)        (1.47)     13.38   (14.22)

Global Small Capitalization Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $17.14     $ .13           $ 4.23          $ 4.36      $(.21)        $  --         $(.21)    $21.29    25.66%
12/31/04      14.15       .02             2.97            2.99         --            --            --      17.14    21.13
12/31/03       9.27     --/5/             4.97            4.97       (.09)           --          (.09)     14.15    53.92
12/31/02      11.52     --/5/            (2.15)          (2.15)      (.10)           --          (.10)      9.27   (18.83)
12/31/01      14.28       .03            (1.81)          (1.78)      (.13)         (.85)         (.98)     11.52   (12.63)
CLASS 2
12/31/05      17.02       .09             4.19            4.28       (.18)           --          (.18)     21.12    25.35
12/31/04      14.08      (.01)            2.95            2.94         --            --            --      17.02    20.88
12/31/03       9.23      (.03)            4.95            4.92       (.07)           --          (.07)     14.08    53.53
12/31/02      11.48      (.02)           (2.15)          (2.17)      (.08)           --          (.08)      9.23   (19.05)
12/31/01      14.24     --/5/            (1.80)          (1.80)      (.11)         (.85)         (.96)     11.48   (12.85)

Growth Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $51.39      $.46          $  8.00         $  8.46      $(.49)      $    --       $  (.49)    $59.36    16.50%
12/31/04      45.74       .32             5.51            5.83       (.18)           --          (.18)     51.39    12.75
12/31/03      33.47       .16            12.26           12.42       (.15)           --          (.15)     45.74    37.15
12/31/02      44.30       .12           (10.87)         (10.75)      (.08)           --          (.08)     33.47   (24.27)
12/31/01      73.51       .18           (11.99)         (11.81)      (.41)       (16.99)       (17.40)     44.30   (17.93)
CLASS 2
12/31/05      51.10       .34             7.92            8.26       (.38)           --          (.38)     58.98    16.19
12/31/04      45.50       .23             5.45            5.68       (.08)           --          (.08)     51.10    12.50
12/31/03      33.29       .06            12.19           12.25       (.04)           --          (.04)     45.50    36.80
12/31/02      44.09       .03           (10.82)         (10.79)      (.01)           --          (.01)     33.29   (24.46)
12/31/01      73.28       .04           (11.94)         (11.90)      (.30)       (16.99)       (17.29)     44.09   (18.15)
CLASS 3
12/31/05      51.38       .37             7.98            8.35       (.39)           --          (.39)     59.34    16.28
12/31/04/6/   47.74       .24             3.50            3.74       (.10)           --          (.10)     51.38     7.85

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Global Discovery Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05          $22        .61%       .56%      1.27%
12/31/04           20        .61        .60        .81
12/31/03           17        .61        .61        .55
12/31/02           10        .61        .61        .69
12/31/01/4/        12        .31        .31        .42
CLASS 2
12/31/05           89        .86        .81       1.04
12/31/04           51        .86        .85        .60
12/31/03           24        .86        .86        .28
12/31/02            9        .86        .86        .48
12/31/01/4/         4        .42        .42        .21

Global Growth Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05       $  206        .62%       .57%      1.56%
12/31/04          202        .65        .64       1.15
12/31/03          188        .70        .70        .94
12/31/02          152        .71        .71        .73
12/31/01          215        .70        .70       1.24
CLASS 2
12/31/05        2,617        .87        .82       1.30
12/31/04        1,796        .90        .89        .92
12/31/03        1,082        .95        .95        .68
12/31/02          592        .96        .96        .48
12/31/01          600        .95        .95        .88

Global Small Capitalization Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05       $  231        .79%       .73%       .72%
12/31/04          193        .81        .80        .15
12/31/03          163        .83        .83       (.03)
12/31/02          108        .84        .84        .04
12/31/01          149        .83        .83        .21
CLASS 2
12/31/05        1,977       1.04        .97        .49
12/31/04        1,198       1.06       1.05       (.07)
12/31/03          665       1.08       1.08       (.28)
12/31/02          290       1.09       1.09       (.20)
12/31/01          274       1.08       1.08       (.05)

Growth Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05      $ 3,709        .35%       .32%       .87%
12/31/04        3,744        .36        .36        .68
12/31/03        3,877        .39        .39        .41
12/31/02        3,195        .40        .40        .30
12/31/01        5,207        .38        .38        .34
CLASS 2
12/31/05       18,343        .60        .57        .64
12/31/04       12,055        .61        .61        .50
12/31/03        7,107        .64        .64        .16
12/31/02        3,009        .65        .65        .07
12/31/01        2,937        .63        .63        .07
CLASS 3
12/31/05          499        .53        .50        .69
12/31/04/6/       516     .54/7/     .53/7/     .54/7/

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

International Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $15.82      $.32           $ 3.11          $ 3.43      $(.29)       $   --       $ (.29)     $18.96    21.75%
12/31/04      13.41       .22             2.41            2.63       (.22)           --         (.22)      15.82    19.66
12/31/03      10.07       .15             3.38            3.53       (.19)           --         (.19)      13.41    35.12
12/31/02      12.02       .15            (1.90)          (1.75)      (.20)           --         (.20)      10.07   (14.58)
12/31/01      20.59       .22            (3.79)          (3.57)      (.20)        (4.80)       (5.00)      12.02   (19.73)
CLASS 2
12/31/05      15.79       .28             3.11            3.39       (.26)           --         (.26)      18.92    21.50
12/31/04      13.39       .18             2.41            2.59       (.19)           --         (.19)      15.79    19.32
12/31/03      10.05       .12             3.37            3.49       (.15)           --         (.15)      13.39    34.85
12/31/02      11.97       .12            (1.89)          (1.77)      (.15)           --         (.15)      10.05   (14.84)
12/31/01      20.54       .15            (3.76)          (3.61)      (.16)        (4.80)       (4.96)      11.97   (19.89)
CLASS 3
12/31/05      15.82       .29             3.11            3.40       (.26)           --         (.26)      18.96    21.54
12/31/04/6/   13.76       .20             2.05            2.25       (.19)           --         (.19)      15.82    16.45

New World Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $13.96      $.33           $ 2.58          $ 2.91      $(.20)           --        $(.20)     $16.67    21.10%
12/31/04      11.99       .23             2.01            2.24       (.27)           --         (.27)      13.96    19.07
12/31/03       8.76       .21             3.21            3.42       (.19)           --         (.19)      11.99    39.56
12/31/02       9.44       .20             (.70)           (.50)      (.18)           --         (.18)       8.76    (5.45)
12/31/01       9.85       .24             (.63)           (.39)      (.02)           --         (.02)       9.44    (3.99)
CLASS 2
12/31/05      13.89       .29             2.56            2.85       (.18)           --         (.18)      16.56    20.74
12/31/04      11.94       .19             2.01            2.20       (.25)           --         (.25)      13.89    18.80
12/31/03       8.73       .19             3.19            3.38       (.17)           --         (.17)      11.94    39.18
12/31/02       9.41       .18             (.70)           (.52)      (.16)           --         (.16)       8.73    (5.66)
12/31/01       9.84       .21             (.62)           (.41)      (.02)           --         (.02)       9.41    (4.19)

Blue Chip Income and Growth Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $10.26      $.18            $ .59           $ .77      $(.12)           --        $(.12)     $10.91     7.57%
12/31/04       9.41       .15              .78             .93       (.08)           --         (.08)      10.26     9.94
12/31/03       7.17       .13             2.11            2.24         --            --           --        9.41    31.24
12/31/02       9.43       .16            (2.32)          (2.16)      (.10)           --         (.10)       7.17   (22.93)
12/31/01/4/   10.00       .09             (.61)           (.52)      (.05)           --         (.05)       9.43    (5.23)
CLASS 2
12/31/05      10.20       .15              .58             .73       (.10)           --         (.10)      10.83     7.24
12/31/04       9.36       .13              .78             .91       (.07)           --         (.07)      10.20     9.74
12/31/03       7.16       .11             2.09            2.20         --            --           --        9.36    30.73
12/31/02       9.41       .14            (2.30)          (2.16)      (.09)           --         (.09)       7.16   (23.07)
12/31/01/4/   10.00       .08             (.63)           (.55)      (.04)           --         (.04)       9.41    (5.38)

Growth-Income Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $36.81      $.62           $ 1.61          $ 2.23      $(.58)      $  (.15)      $ (.73)     $38.31     6.08%
12/31/04      33.61       .48             3.09            3.57       (.37)           --         (.37)      36.81    10.66
12/31/03      25.63       .42             7.96            8.38       (.40)           --         (.40)      33.61    32.76
12/31/02      31.70       .41            (6.16)          (5.75)      (.32)           --         (.32)      25.63   (18.15)
12/31/01      35.23       .51              .49            1.00       (.73)        (3.80)       (4.53)      31.70     2.78
CLASS 2
12/31/05      36.64       .53             1.60            2.13       (.50)         (.15)        (.65)      38.12     5.83
12/31/04      33.48       .41             3.06            3.47       (.31)           --         (.31)      36.64    10.37
12/31/03      25.52       .34             7.92            8.26       (.30)           --         (.30)      33.48    32.43
12/31/02      31.58       .35            (6.14)          (5.79)      (.27)           --         (.27)      25.52   (18.34)
12/31/01      35.13       .41              .52             .93       (.68)        (3.80)       (4.48)      31.58     2.56
CLASS 3
12/31/05      36.80       .56             1.61            2.17       (.51)         (.15)        (.66)      38.31     5.88
12/31/04/6/   34.64       .41             2.07            2.48       (.32)           --         (.32)      36.80     7.18

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

International Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05       $1,599        .57%       .52%      1.92%
12/31/04        1,495        .60        .59       1.54
12/31/03        1,431        .63        .63       1.40
12/31/02        1,236        .63        .63       1.35
12/31/01        1,772        .61        .61       1.41
CLASS 2
12/31/05        4,790        .82        .77       1.64
12/31/04        2,752        .84        .83       1.27
12/31/03        1,385        .88        .88       1.08
12/31/02          636        .88        .88       1.05
12/31/01          628        .86        .86       1.04
CLASS 3
12/31/05          116        .75        .70       1.74
12/31/04/6/       115     .77/7/     .77/7/    1.45/7/

New World Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05         $ 88        .92%       .85%      2.22%
12/31/04           63        .93        .92       1.81
12/31/03           47        .92        .92       2.15
12/31/02           35        .91        .91       2.14
12/31/01           37        .91        .91       2.54
CLASS 2
12/31/05          677       1.17       1.10       1.97
12/31/04          373       1.18       1.17       1.57
12/31/03          224       1.17       1.17       1.90
12/31/02          124       1.16       1.16       1.89
12/31/01          116       1.16       1.16       2.25

Blue Chip Income and Growth Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05       $  135        .45%       .41%      1.73%
12/31/04          129        .46        .46       1.60
12/31/03          107        .52        .50       1.67
12/31/02           54        .52        .52       1.89
12/31/01/4/        49        .25        .25        .93
CLASS 2
12/31/05        3,029        .70        .66       1.48
12/31/04        2,349        .71        .70       1.37
12/31/03        1,490        .76        .74       1.41
12/31/02          426        .77        .77       1.76
12/31/01/4/       111        .37        .37        .82

Growth-Income Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05      $ 3,825        .29%       .27%      1.68%
12/31/04        4,213        .31        .30       1.39
12/31/03        4,402        .34        .34       1.45
12/31/02        3,741        .35        .35       1.43
12/31/01        5,428        .35        .35       1.53
CLASS 2
12/31/05       17,608        .54        .52       1.44
12/31/04       13,105        .56        .55       1.19
12/31/03        7,824        .59        .59       1.18
12/31/02        3,632        .60        .60       1.22
12/31/01        3,187        .60        .60       1.25
CLASS 3
12/31/05          471        .47        .45       1.50
12/31/04/6/       537     .49/7/     .48/7/    1.24/7/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Asset Allocation Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $15.49      $.41           $ 1.05          $ 1.46       $(.39)      $  --        $ (.39)     $16.56     9.45%
12/31/04      14.58       .39              .84            1.23        (.32)         --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29            2.70        (.35)         --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)          (1.74)       (.33)         --          (.33)      12.23   (12.19)
12/31/01      15.71       .49             (.37)            .12        (.59)       (.94)        (1.53)      14.30      .77
CLASS 2
12/31/05      15.42       .37             1.04            1.41        (.36)         --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84            1.20        (.29)         --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27            2.64        (.31)         --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18   (12.38)
12/31/01      15.67       .45             (.36)            .09        (.57)       (.94)        (1.51)      14.25      .52
CLASS 3
12/31/05      15.49       .38             1.05            1.43        (.36)         --          (.36)      16.56     9.26
12/31/04/6/   14.85       .36              .58             .94        (.30)         --          (.30)      15.49     6.38

Bond Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $11.57      $.60            $(.40)          $ .20       $(.46)         --         $(.46)     $11.31     1.77%
12/31/04      11.34       .56              .10             .66        (.43)         --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78            1.35        (.42)         --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)            .43        (.46)         --          (.46)      10.41     4.26
12/31/01      10.18       .77              .08             .85        (.59)         --          (.59)      10.44     8.48
CLASS 2
12/31/05      11.48       .57             (.39)            .18        (.44)         --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09             .62        (.41)         --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78            1.31        (.40)         --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36     4.05
12/31/01      10.16       .73              .08             .81        (.57)         --          (.57)      10.40     8.15

High-Income Bond Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $12.89     $ .85           $ (.55)          $ .30      $ (.78)         --        $ (.78)     $12.41     2.46%
12/31/04      12.54       .84              .32            1.16        (.81)         --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12            3.02        (.92)         --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)           (.24)      (1.10)         --         (1.10)      10.44    (1.51)
12/31/01      12.25      1.17             (.23)            .94       (1.41)         --         (1.41)      11.78     8.02
CLASS 2
12/31/05      12.81       .81             (.55)            .26        (.75)         --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32            1.13        (.79)         --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12            2.98        (.90)         --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39    (1.83)
12/31/01      12.22      1.13             (.23)            .90       (1.38)         --         (1.38)      11.74     7.73
CLASS 3
12/31/05      12.87       .82             (.55)            .27        (.75)         --          (.75)      12.39     2.25
12/31/04/6/   12.79       .78              .11             .89        (.81)         --          (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $12.07      $.48            $(.16)          $ .32       $(.48)         --         $(.48)     $11.91     2.70%
12/31/04      12.24       .45             (.03)            .42        (.59)         --          (.59)      12.07     3.58
12/31/03      12.37       .46             (.15)            .31        (.44)         --          (.44)      12.24     2.51
12/31/02      11.87       .54              .55            1.09        (.59)         --          (.59)      12.37     9.45
12/31/01      11.73       .66              .17             .83        (.69)         --          (.69)      11.87     7.24
CLASS 2
12/31/05      12.00       .45             (.16)            .29        (.46)         --          (.46)      11.83     2.41
12/31/04      12.17       .41             (.03)            .38        (.55)         --          (.55)      12.00     3.30
12/31/03      12.31       .42             (.14)            .28        (.42)         --          (.42)      12.17     2.28
12/31/02      11.83       .50              .55            1.05        (.57)         --          (.57)      12.31     9.15
12/31/01      11.70       .62              .18             .80        (.67)         --          (.67)      11.83     7.02
CLASS 3
12/31/05      12.05       .46             (.16)            .30        (.46)         --          (.46)      11.89     2.50
12/31/04/6/   12.34       .41             (.11)            .30        (.59)         --          (.59)      12.05     2.58

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Asset Allocation Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05      $  879         .35%       .32%      2.57%
12/31/04         899         .38        .37       2.64
12/31/03         911         .42        .42       3.12
12/31/02         797         .45        .45       3.31
12/31/01       1,012         .45        .45       3.30
CLASS 2
12/31/05       5,120         .60        .57       2.31
12/31/04       3,797         .62        .62       2.42
12/31/03       2,314         .67        .67       2.81
12/31/02       1,056         .70        .70       3.11
12/31/01         730         .70        .70       3.03
CLASS 3
12/31/05          76         .53        .50       2.39
12/31/04/6/       81      .55/7/     .55/7/    2.50/7/

Bond Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05      $  182         .44%       .40%      5.30%
12/31/04         195         .45        .44       4.94
12/31/03         213         .47        .47       5.19
12/31/02         218         .49        .49       6.60
12/31/01         194         .49        .49       7.38
CLASS 2
12/31/05       2,312         .69        .65       5.06
12/31/04       1,759         .70        .69       4.68
12/31/03       1,280         .72        .72       4.88
12/31/02         697         .74        .74       6.34
12/31/01         349         .74        .74       7.06

High-Income Bond Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05        $309         .50%       .46%      6.76%
12/31/04         364         .50        .50       6.74
12/31/03         411         .51        .51       7.74
12/31/02         335         .52        .52       9.55
12/31/01         403         .51        .51       9.60
CLASS 2
12/31/05         590         .75        .71       6.55
12/31/04         444         .75        .74       6.48
12/31/03         319         .76        .76       7.41
12/31/02         183         .77        .77       9.28
12/31/01         156         .76        .76       9.37
CLASS 3
12/31/05          37         .68        .64       6.58
12/31/04/6/       46      .68/7/     .68/7/    6.57/7/

U.S. Government/AAA-Rated Securities Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05        $252         .47%       .43%      3.99%
12/31/04         286         .47        .46       3.68
12/31/03         373         .46        .46       3.71
12/31/02         517         .47        .47       4.45
12/31/01         386         .47        .47       5.58
CLASS 2
12/31/05         341         .72        .68       3.75
12/31/04         285         .72        .71       3.42
12/31/03         273         .71        .71       3.43
12/31/02         288         .72        .72       4.14
12/31/01         137         .72        .72       5.27
CLASS 3
12/31/05          39         .65        .61       3.81
12/31/04/6/       43      .65/7/     .65/7/    3.51/7/

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Cash Management Fund
----------- --------- ------------ ------------------ ----------- ---------- ------------- ------------- --------- ------
CLASS 1
12/31/05     $11.09      $.33          $ --/5/           $.33       $(.11)        --           $(.11)     $11.31    2.97%
12/31/04      11.07       .11            --/5/            .11        (.09)        --            (.09)      11.09     .96
12/31/03      11.17       .07            --/5/            .07        (.17)        --            (.17)      11.07     .67
12/31/02      11.41       .14            --/5/            .14        (.38)        --            (.38)      11.17    1.24
12/31/01      11.65       .41              .01            .42        (.66)        --            (.66)      11.41    3.66
CLASS 2
12/31/05      11.05       .30            --/5/            .30        (.09)        --            (.09)      11.26    2.68
12/31/04      11.03       .08            --/5/            .08        (.06)        --            (.06)      11.05     .70
12/31/03      11.12       .05            --/5/            .05        (.14)        --            (.14)      11.03     .47
12/31/02      11.37       .11            --/5/            .11        (.36)        --            (.36)      11.12    1.00
12/31/01      11.62       .34              .05            .39        (.64)        --            (.64)      11.37    3.43
CLASS 3
12/31/05      11.07       .30            --/5/            .30        (.08)        --            (.08)      11.29    2.74
12/31/04/6/   11.07       .09            --/5/            .09        (.09)        --            (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Cash Management Fund
----------- ----------- ---------- ---------- ----------
CLASS 1
12/31/05       $ 75          .33%       .30%      2.91%
12/31/04         78          .37        .36        .96
12/31/03        103          .47        .47        .68
12/31/02        203          .46        .46       1.25
12/31/01        218          .46        .46       3.52
CLASS 2
12/31/05        153          .58        .55       2.71
12/31/04        110          .61        .61        .76
12/31/03         99          .72        .72        .42
12/31/02        133          .71        .71       1.00
12/31/01        127          .71        .71       2.99
CLASS 3
12/31/05         16          .51        .48       2.70
12/31/04/6/      20       .54/7/     .54/7/     .80/7/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2005  2004  2003  2002  2001
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund/4/                        53%   28%   30%   25%    4%
    Global Growth Fund                              26    24    27    30    38
    Global Small Capitalization Fund                47    49    51    66    65
    Growth Fund                                     29    30    34    34    31
    International Fund                              40    37    40    30    40
    New World Fund                                  26    18    19    22    31
    Blue Chip Income and Growth Fund/4/             33    13    12     8    12
    Growth-Income Fund                              20    21    21    26    34
    Asset Allocation Fund                           23    20    20    25    32
    Bond Fund                                       46    34    20    29    59
    High-Income Bond Fund                           35    38    48    45    42
    U.S. Government/AAA-Rated Securities Fund       86    68    63    53    84
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Commenced operations July 5, 2001.

/5/Amount less than one cent.

/6/From January 16, 2004, when Class 3 shares were first issued.

/7/Annualized.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


[LOGO OF American Funds(R)]                The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via email request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

The Series does not maintain an Internet website; however, the current SAI and annual/semi-annual reports to shareholders are available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary of the Series at 333 South Hope Street, Los Angeles,
California 90071.

[GRAPHIC APPEARS HERE]
Printed on recycled Paper    Litho in USA     Invested Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds    Capital Research       Capital       Capital    Capital Bank
                   and Management     International   Guardian      and Trust


                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information
                              October 1, 2006

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated
October 1, 2006. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------

Certain investment limitations and guidelines . . . . . . . . . . .
Description of certain securities and investment techniques . . . .
Fundamental policies and investment restrictions. . . . . . . . . .
Management of the Series  . . . . . . . . . . . . . . . . . . . . .
Execution of portfolio transactions . . . . . . . . . . . . . . . .
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .
General information . . . . . . . . . . . . . . . . . . . . . . . .
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund invests primarily in stocks of companies in the services and information areas of the global economy.

     .    The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     .    The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Non-U.S. securities

     .    Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") and below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by
          S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 2

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization"
          companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodially reevaluated and adjusted this definition and may continue to do so in the future.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 3

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    The fund invests primarily in common stocks of larger, more established companies based in the United States.

     Equity securities

     .    The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality; and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

     Non-U.S. securities

     .    The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies that are listed or traded in the United
          States.

                   American Funds Insurance Series -- Page 4

GLOBAL GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Non-U.S. securities

     .    The fund may invest a majority of its assets outside the United
          States.  For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

                   American Funds Insurance Series -- Page 5

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     Equity securities

     .    The fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund may not purchase other equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities or received in exchange for debt securities.

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A or better by Moody's or
          S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa or better by
          Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund may invest up to 35% of its assets in debt securities rated
          Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

                   American Funds Insurance Series -- Page 6

GLOBAL BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).

     .    Normally, the fund will invest substantially in debt securities rated
          Baa or better by Moody's or BBB or better by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 25% of its assets in debt securities rated
          Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba or below by Moody's or BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Non-U.S. securities

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 7

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

     Non-U.S. securities

     .    The fund may invest up to 35% of its assets in U.S. dollar-denominated securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or
          Canadian entities.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's

                   American Funds Insurance Series -- Page 8

creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

                   American Funds Insurance Series -- Page 9

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Global Growth and Income Fund, Growth-Income Fund and Asset
Allocation Fund may invest in the stocks of smaller capitalization companies
(typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities.
However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S.
standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S.
investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund,
Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income  Bond Fund may invest in securities of issuers domiciled outside the
United States and which may be denominated in currencies other than the U.S.
dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values;
different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing

                   American Funds Insurance Series -- Page 10

outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are
U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are con-

                   American Funds Insurance Series -- Page 11

     sidered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the funds'
     response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.
     There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

                   American Funds Insurance Series -- Page 12

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS -- New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan.
     The underlying loans may be secured or unsecured, and will vary in term and legal structure.
CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Global
Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue Chip Income and Growth Fund and
Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and
Exchange Commission.

Bond Fund, Global Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.
Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity
Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the

                   American Funds Insurance Series -- Page 13

Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position

                   American Funds Insurance Series -- Page 14

(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.

Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund and
U.S. Government/AAA-Rated Securities Fund may also enter into "roll"
transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter;

                   American Funds Insurance Series -- Page 15

some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan
Mortgage Corporation (Freddie Mac), Federal National Mortgage Association
(Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

                   American Funds Insurance Series -- Page 16

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, Global Bond Fund,
High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal.
The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

                   American Funds Insurance Series -- Page 17

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

"Short-term bank obligations" can include certificates of deposit
(interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

                   American Funds Insurance Series -- Page 18

Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- New World Fund (as previously described),
Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

                   American Funds Insurance Series -- Page 19

REVERSE REPURCHASE AGREEMENTS -- Bond Fund, Global Bond Fund and U.S.
Government/ AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.

LOANS OF PORTFOLIO SECURITIES -- Asset Allocation Fund, Bond Fund, Global Bond
Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are
authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest.
The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Under certain market conditions, the investment policies of Asset Allocation
Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities
Fund may result in higher portfolio turnover than those of the other funds, although, other than Cash Management Fund, no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal
100% if each security in the fund's portfolio were replaced once per year. See
"Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                   American Funds Insurance Series -- Page 20

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The Series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.

INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL
SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE
CHIP INCOME AND GROWTH FUND, GLOBAL GROWTH AND INCOME FUND, GROWTH-INCOME FUND,
ASSET ALLOCATION FUND, BOND FUND, GLOBAL BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund,
Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).
5.   Purchase commodities or commodity contracts; except that Global Discovery
Fund, Global Small Capitalization Fund, International Fund, New World Fund,
Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund may
engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

                   American Funds Insurance Series -- Page 21

7.   Make loans to others except for (a) the purchase of debt securities; (b)
entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.  Invest in puts, calls, straddles, spreads or any combination thereof;
except as described above in Investment Restriction number 5.

12.  Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.  Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

Notwithstanding investment restriction number 7, Bond Fund and Global Bond Fund may  purchase loan assignments.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Global
Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth
Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund,
Growth-Income Fund, Global Growth and Income Fund, Asset Allocation Fund, Bond
Fund, Global Bond Fund and High-Income Bond Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                   American Funds Insurance Series -- Page 22

INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S.
government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4.   Invest in securities of other investment companies, except as permitted by the 1940 Act.

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933.

7.   Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9.   Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 23

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of U.S.
Government/AAA-Rated Securities Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5.   Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7.   Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9.   Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10.  Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

                   American Funds Insurance Series -- Page 24

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Cash
Management Fund may be changed without shareholder approval:

Notwithstanding investment restriction number 1 above, in order to comply with
Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the
Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.

Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 25

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

"NON-INTERESTED" TRUSTEES/1/

                                                                    NUMBER OF
 NAME, AGE AND                                                      BOARDS/3/
 POSITION WITH FUND               PRINCIPAL OCCUPATION(S)            ON WHICH      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/)           DURING PAST FIVE YEARS         TRUSTEE SERVES       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 69         Chairman of the Board, In-Q-Tel,            1         Anworth Mortgage Asset
 Chairman of the Board       Inc. (an independent technology                       Corporation; Office
 (Independent and            venture company funded principally                    Depot, Inc.
 Non-Executive) (1999)       by the Central Intelligence
                             Agency); former Chairman of the
                             Board, President and CEO,
                             Telecredit, Inc.
-----------------------------------------------------------------------------------------------------------
 H. Frederick Christie,      Private investor; former President         19         Ducommun Incorporated;
 72                          and CEO, The Mission Group                            IHOP Corporation;
 Trustee (1994)              (non-utility holding company,                         Southwest Water Company
                             subsidiary of Southern California
                             Edison Company)
-----------------------------------------------------------------------------------------------------------
 Joe E. Davis, 71            Private investor; former Chairman           1         Anworth Mortgage Asset
 Trustee (1991)              of the Board, Linear Corporation                      Corporation; Natural
                             (linear motor design and                              Alternatives, Inc.
                             production); former President and
                             CEO, National Health Enterprises,
                             Inc.
-----------------------------------------------------------------------------------------------------------
 Martin Fenton, 70           Chairman of the Board, Senior              16         None
 Trustee (1995)              Resource Group LLC (development
                             and management of senior living
                             communities)
-----------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 59       President and CEO, Fuller                  14         None
 Trustee (1999)              Consulting (financial management
                             consulting firm)
-----------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 51     Private investor; Chairman of the           5         None
 Trustee (1994)              Board and CEO, Ladera Management
                             Company (venture capital and
                             agriculture); former owner and
                             President, Energy Investment, Inc.

-----------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 66       Chairman of the Board and CEO,              6         None
 Trustee (1996)              Cairnwood, Inc. (venture capital
                             investment)
-----------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 26

"INTERESTED" TRUSTEES/5,6/

                              PRINCIPAL OCCUPATION(S)
                               DURING PAST FIVE YEARS         NUMBER OF
                                   AND POSITIONS              BOARDS/3/
 NAME,AGE AND              HELD WITH AFFILIATED ENTITIES       ON WHICH      OTHER DIRECTORSHIPS/4/
 POSITION WITH FUND         OR THE PRINCIPAL UNDERWRITER      TRUSTEE OR            HELD BY
 (YEAR FIRST ELECTED/2/)           OF THE SERIES            OFFICER SERVES     TRUSTEE OR OFFICER
----------------------------------------------------------------------------------------------------

 James K. Dunton, 68       Senior Vice President and              2          None
 Vice Chairman of the      Director, Capital Research and
 Board (1993)              Management Company
----------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 45      Senior Vice President, Capital         3          None
 President and Trustee     Research and Management
 (1998)                    Company
----------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND               PRINCIPAL OCCUPATION(S) DURING AST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                  OR THE PRINCIPAL UNDERWRITER OF THE SERIES
 ELECTED/2/)
-------------------------------------------------------------------------------

 Alan N. Berro, 45      Vice President, Capital Research and Management
 Senior Vice            Company; Senior Vice President, Capital Research
 President (1998)       Company*
-------------------------------------------------------------------------------
 Michael J. Downer,     Vice President and Secretary, Capital Research and
 51                     Management Company; Secretary and Director, American
 Senior Vice            Funds Distributors, Inc.*; Director, Capital Bank and
 President (1991)       Trust Company
-------------------------------------------------------------------------------
 Abner D. Goldstine,    Senior Vice President and Director, Capital Research
 76                     and Management Company
 Senior Vice
 President (1993)
-------------------------------------------------------------------------------
 John H. Smet, 49       Senior Vice President, Capital Research and Management
 Senior Vice            Company; Director, American Funds Distributors, Inc.*
 President (1994)
-------------------------------------------------------------------------------
 Claudia P.             Senior Vice President, Capital Research and Management
 Huntington, 53         Company; Director, The Capital Group Companies, Inc.*
 Vice President
 (1994)
-------------------------------------------------------------------------------
 Robert W. Lovelace,    Senior Vice President, Capital Research and Management
 43                     Company; Chairman of the Board, Capital Research
 Vice President         Company*; Director, The Capital Group Companies, Inc.*
 (1997)
-------------------------------------------------------------------------------
 Susan M. Tolson, 43    Senior Vice President, Capital Research Company*
 Vice President
 (1999)
-------------------------------------------------------------------------------
 Chad L. Norton, 45     Vice President - Fund Business Management Group,
 Secretary (1994)       Capital Research and Management Company
-------------------------------------------------------------------------------
 David A. Pritchett,    Vice President - Fund Business Management Group,
 39                     Capital Research and Management Company
 Treasurer (1999)
-------------------------------------------------------------------------------
 Steven I. Koszalka,    Assistant Vice President - Fund Business Management
 41                     Group, Capital Research and Management Company
 Assistant Secretary
 (2003)
-------------------------------------------------------------------------------
 Karl C. Grauman, 34    Vice President - Fund Business Management Group,
 Assistant Treasurer    Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Sheryl F. Johnson,     Vice President - Fund Business Management Group,
 37                     Capital Research and Management Company
 Assistant Treasurer
 (1997)
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 27

* Company affiliated with Capital Research and Management Company.
1 A "non-interested" trustee refers to a trustee who is not an "interested person" within the meaning of the 1940 Act.
2 Trustees and officers of the Series serve until their resignation, removal or retirement.
3 Fund managed by Capital Research and Management Company, including the
 American Funds and Endowments, whose shareholders are limited to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research and
 Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   American Funds Insurance Series -- Page 28

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------

 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.
TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The Series typically pays each non-interested trustee an annual fee of $31,000. If the aggregate annual fees paid to a non-interested trustee by all funds advised by the investment adviser is less than $50,000, that non-interested trustee would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the non-interested trustee serves as a trustee on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a trustee to oversee even one fund. A non-interested trustee who is chairman of the board (an "independent chair") also receives an additional annual fee of $25,000. The Series pays to its independent chair an attendance fee (as described below) for each meeting of a committee of the board of trustees attended as a non-voting ex-officio member.

In addition, the Series generally pays to non-interested trustees fees of (a)
$5,000 for each board of trustees meeting attended and (b) $3,000 for each meeting attended as a member of a committee of the board of trustees.

Non-interested trustees also receive attendance fees of (a) $2,500 for each director seminar or information session organized by the investment adviser, (b)
$1,500 for each joint audit

                   American Funds Insurance Series -- Page 29

committee meeting with all other audit committees of funds advised by the investment adviser and (c) $500 for each meeting of the board or committee chairs of other funds advised by the investment adviser. The fund and the other funds served by each non-interested trustee each pay an equal portion of these attendance fees.

The nominating committee of the board of trustees, a committee comprised exclusively of non-interested trustees, reviews trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the nominating committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the board's oversight obligations, as well as comparative industry data.

No pension or retirement benefits are accrued as part of Series expenses.
Non-interested trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the
Series. The Series also reimburses certain expenses of the non-interested trustees.

 Trustee compensation paid during the fiscal year ended December 31, 2005

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------

 Lee A. Ault III                 $88,500                       $ 88,500
-----------------------------------------------------------------------------------
 H. Frederick                     61,419                        319,920
 Christie/3/
-----------------------------------------------------------------------------------
 Joe E. Davis                     91,000                         91,000
-----------------------------------------------------------------------------------
 Martin Fenton/3/                 65,482                        262,670
-----------------------------------------------------------------------------------
 Leonard R. Fuller                51,320                        187,420
-----------------------------------------------------------------------------------
 Mary Myers                       57,900                        184,500
 Kauppila/3/
-----------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             51,750                        207,500
-----------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2005 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Fund managed by Capital Research and Management Company, including the
 American Funds and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2005 fiscal year for participating trustees is as follows: H. Frederick Christie
 ($315,534), Martin Fenton ($171,528), Mary Myers Kauppila ($747,730) and Kirk
 P. Pendleton ($548,774). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

                   American Funds Insurance Series -- Page 30

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and
Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series' amended and restated rule 18f-3 Plan.
Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an audit committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton and Leonard R.
Fuller, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series'
accounting and financial reporting policies and practices, their internal controls and the internal controls of the Series' principal service providers.
The committee acts as a liaison between the Series' independent registered public accounting firm and the full board of trustees. Five audit committee meetings were held during the 2005 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, H. Frederick
Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, Mary Myers Kauppila
and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment

                   American Funds Insurance Series -- Page 31

adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. Two contracts committee meetings were held during the 2005 fiscal year.

The Series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates non-interested trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Series, addressed to the Series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two nominating committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The Series and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds and Endowments.
Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the

                   American Funds Insurance Series -- Page 32

specific circumstances of each proposal. The voting process reflects the funds'
understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at www.americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling
American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                   American Funds Insurance Series -- Page 33

GLOBAL DISCOVERY

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Capital Research & Management Co.                  Class 1        54.71%
 135 S. State College Boulevard
 Brea, CA 92821-5823
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1        45.29
 P.O. Box 2340                                      Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------

GLOBAL GROWTH

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        98.66%
 P. O. Box 2340                                      Class 2        40.60
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        25.21
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                   Class 2        18.61
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 Travelers Life & Annuity Co.                        Class 2         9.82
 P.O. Box 990027
 Hartford, CT 06199-0027
----------------------------------------------------------------------------

GLOBAL SMALL CAPITALIZATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        98.07%
 P. O. Box 2340                                      Class 2        43.50
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        23.22
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                     Class 2        16.94
 1 Madison Avenue
 New York, NY 10010-3603
----------------------------------------------------------------------------
 New England Life Insurance Co.                      Class 2         6.89
 P.O. Box 295
 Des Moines, IA 50301-0295
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 34

GROWTH FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         97.84%
 P.O. Box 2340                                      Class 2         30.90
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         22.42
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2          8.57
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                Class 2          6.67
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 State Street Bank                                  Class 2          6.22
 801 Pennsylvania Avenue
 Kansas City, MO 64105-1307
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2          5.08
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

INTERNATIONAL FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         99.00%
 P. O. Box 2340                                     Class 2         40.92
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         21.12
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2         15.45
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                Class 2         13.91
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 35

NEW WORLD FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        98.28%
 P. O. Box 2340                                      Class 2        54.84
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        36.00
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         7.62
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

                  NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
-----------------------------------------------------------------------------

 Lincoln Life Insurance Company                       Class 1       100.00%
 P.O. Box 2340                                        Class 2        45.12
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
-----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                  Class 2        40.39
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 Hartford Life Insurance Co.                          Class 2         6.81
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 MIT                                                  Class 2         6.04
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
-----------------------------------------------------------------------------

GROWTH-INCOME FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        99.12%
 P.O. Box 2340                                      Class 2        35.46
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        23.95
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2         6.15
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         5.47
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 MIT                                                Class 2         5.26
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         5.08
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 36

ASSET ALLOCATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        99.02%
 P.O. Box 2340                                      Class 2        46.79
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        32.18
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         7.77
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         6.62
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        99.17%
 P. O. Box 2340                                      Class 2        35.00
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        41.72
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2        11.48
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 MIT                                                 Class 2         9.95
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 37

HIGH-INCOME BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         97.71%
 P.O. Box 2340                                      Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         97.39%
 P. O. Box 2340                                     Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

CASH MANAGEMENT FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         95.77%
 P.O. Box 2340                                      Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46802-3518
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva,
Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope
Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA
92821. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions.
These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of one of more funds in the Series and his or her management of other funds and accounts.

                   American Funds Insurance Series -- Page 38

Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also manage assets in other mutual funds advised by Capital
Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American Funds Insurance
Series portfolio counselors are measured include:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index, a subset of MSCI World Index Fund;

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- S&P/Citigroup Global/World ex US
     Indexes, S&P/Citigroup US Indexes, S&P/Citigroup Global/World Indexes,
     Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds
     Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

     International Fund -- MSCI All Country World Index, Lipper International
     Funds Index;

     New World Fund -- MSCI All Country (ex US) World Index, Lipper Global Funds
     Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond
     Index Global, MSCI Emerging Markets Index;

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth and Income Funds
     Index;

                   American Funds Insurance Series -- Page 39

     Global Growth and Income Fund -- MSCI All Country World Index and Lipper
     Global Funds Index;

     Growth-Income Fund -- S&P 500, Lipper Growth and Income Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth and Income Funds Index,
     Lehman Brothers Aggregate Bond Index, Credit Suisse First Boston High Yield
     Bond Index, Lipper High Current Yield Bond Funds Average;

     Bond Fund -- Lehman Brothers Aggregate Bond Index, Credit Suisse First
     Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average;
     Global Bond Fund -- Lehman Brothers Global Aggregate Bond Index, Citigroup
     World Government Bond Index, Lipper Global Income Funds Index;

     High-Income Bond Fund -- Credit Suisse First Boston High Yield Bond Index,
     Lipper High Current Yield Bond Funds Index; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor(s) own fund shares
(through an insurance contract) in the dollar range noted: Robert W. Lovelace,
Global Growth Fund, $10,001 - $50,000. At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the
Series' most recent fiscal year period, they did not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed below:

                              NUMBER             NUMBER
                             OF OTHER           OF OTHER           NUMBER
                            REGISTERED           POOLED           OF OTHER
                            INVESTMENT         INVESTMENT         ACCOUNTS
                         COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                               THAT               THAT           PORTFOLIO
                            PORTFOLIO          PORTFOLIO         COUNSELOR
                            COUNSELOR          COUNSELOR        MANAGES AND
                           MANAGES AND        MANAGES AND        ASSETS OF
      PORTFOLIO           ASSETS OF RICS     ASSETS OF PIVS    OTHER ACCOUNTS
      COUNSELOR           IN BILLIONS/1/     IN BILLIONS/2/    IN BILLIONS/3/
--------------------------------------------------------------------------------

 James K. Dunton            2       $ 93.5        None              None
--------------------------------------------------------------------------------
 Donald D. O'Neal           2       $207.7      1      $0.04        None
--------------------------------------------------------------------------------
 Alan N. Berro              3       $145.4       //None             None
--------------------------------------------------------------------------------
 Abner D. Goldstine         4       $ 95.7        None              None
--------------------------------------------------------------------------------
 John H. Smet               6       $145.1        None            3       $2.23
--------------------------------------------------------------------------------
 Claudia P.                 4       $ 46.2      1      $0.01        None
 Huntington
--------------------------------------------------------------------------------
 Robert W. Lovelace         3       $121.5      1      $0.30        None
--------------------------------------------------------------------------------
 Susan M. Tolson            3       $ 36.0      3      $0.84      2       $0.60
--------------------------------------------------------------------------------
 David C. Barclay           4       $101.8      5      $1.06     13       $2.98
--------------------------------------------------------------------------------
 Donnalisa Barnum           1       $128.3        None              None
--------------------------------------------------------------------------------
 Gordon Crawford            3       $151.8      1      $0.01        None
--------------------------------------------------------------------------------
 Mark H. Dalzell            2       $ 25.9      3      $0.43     19       $4.27
--------------------------------------------------------------------------------
 Mark E. Denning            6       $199.2      2      $0.05        None
--------------------------------------------------------------------------------
 J. Blair Frank             1       $ 15.6        None              None
--------------------------------------------------------------------------------
 Nick J. Grace                 None               None              None
--------------------------------------------------------------------------------
 Alwyn W. Heong             2       $ 77.1        None              None
--------------------------------------------------------------------------------
 Thomas H. Hogh             3       $ 10.5      1      $0.02     13       $2.48
--------------------------------------------------------------------------------
 Gregg E. Ireland           4       $306.3      1      $0.04        None
--------------------------------------------------------------------------------
 Carl M. Kawaja             4       $175.7      1      $0.30        None
--------------------------------------------------------------------------------
 Michael T. Kerr            2       $156.4        None              None
--------------------------------------------------------------------------------
 Michael D. Locke           1       $  2.4      6      $1.00     11       $4.65
--------------------------------------------------------------------------------
 Ronald B. Morrow           1       $ 28.1        None              None
--------------------------------------------------------------------------------
 James R. Mulally           2       $ 54.8      8      $1.19     27       $7.90
--------------------------------------------------------------------------------
 Robert G. O'Donnell        2       $ 52.1        None              None
--------------------------------------------------------------------------------
 C. Ross Sappenfield        2       $101.9        None              None
--------------------------------------------------------------------------------
 Steven T. Watson           3       $175.1        None              None
--------------------------------------------------------------------------------
 J. Dale Harvey             4       $188.5        None              None
--------------------------------------------------------------------------------
 Sung Lee                      None               None              None
--------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 40

 [This page is intentionally left blank for this filing.]

                   American Funds Insurance Series -- Page 41

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the fund or account and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until December 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

                   American Funds Insurance Series -- Page 42

Global Discovery Fund: 0.58% of the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets in excess of $2.0 billion;

Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion;

International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus
0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets in excess of $1.0 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding
$2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on all assets;

Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding
$10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets

                   American Funds Insurance Series -- Page 43

greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222%
on net assets in excess of $27.0 billion;

Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.250% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets in excess of $3.0 billion;

Global Bond Fund: 0.57% on all assets;

High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and

Cash Management Fund: 0.32% on all assets.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof.
For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with

                   American Funds Insurance Series -- Page 44

the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

The investment adviser's total fees for the fiscal years ended December 31,
2005, 2004 and 2003 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2005          2004           2003
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                $   489,000   $   316,000    $   158,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                    13,520,000     9,639,000      5,992,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND      12,798,000     8,294,000      4,277,000
-------------------------------------------------------------------------------
GROWTH FUND                           62,832,000    46,878,000     29,609,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    26,526,000    18,618,000     12,178,000
-------------------------------------------------------------------------------
NEW WORLD FUND                         4,781,000     2,826,000      1,653,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND      12,104,000     9,011,000      4,707,000
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    54,602,000    43,883,000     29,648,000
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                 18,137,000    14,313,000      9,628,000
-------------------------------------------------------------------------------
BOND FUND                              9,293,000     7,486,000      5,537,000
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  4,280,000     3,846,000      3,141,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              2,842,000     2,893,000      3,428,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                     777,000       808,000      1,207,000
-------------------------------------------------------------------------------

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all funds.

For the periods ended December 31, 2004 and 2005, management fees were reduced by the following as a result of this waiver:

                   American Funds Insurance Series -- Page 45

                                                        WAIVER REDUCTION
-----------------------------------------------------------------------------
                                                        2005         2004
-----------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND                               $   44,000    $  6,000
-----------------------------------------------------------------------------
 GLOBAL GROWTH FUND                                   1,201,000     179,000
-----------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND                     1,142,000     154,000
-----------------------------------------------------------------------------
 GROWTH FUND                                          5,598,000     846,000
-----------------------------------------------------------------------------
 INTERNATIONAL FUND                                   2,361,000     342,000
-----------------------------------------------------------------------------
 NEW WORLD FUND                                         429,000      53,000
-----------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND                     1,073,000     167,000
-----------------------------------------------------------------------------
 GROWTH-INCOME FUND                                   4,833,000     788,000
-----------------------------------------------------------------------------
 ASSET ALLOCATION FUND                                1,606,000     260,000
-----------------------------------------------------------------------------
 BOND FUND                                              823,000     135,000
-----------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                                  376,000      66,000
-----------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES FUND              250,000      47,000
-----------------------------------------------------------------------------
 CASH MANAGEMENT FUND                                    69,000      12,000
-----------------------------------------------------------------------------

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the Series is committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2005, the Series incurred distribution expenses for Class 2

                   American Funds Insurance Series -- Page 46

shares of $119,087,000 and Class 3 shares of $2,288,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $12,139,000 for Class 2 shares and $194,000 for Class 3 shares.

Class 3 distribution fees were reduced for Growth Fund, as necessary, to maintain the expense level in the class, stipulated by the terms of the exemptive order granted by the U.S. Securities and Exchange Commission relating to the substitution of Class 3 shares of Growth Fund for shares of Anchor
Pathway Fund Growth Series. As a result, for the year ended December 31, 2004, the distribution fee was reduced by $13,000 to $879,000.

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts.
These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces. The total payments made to all insurance companies during the 2005 calendar year will not exceed .0006% of the assets of the Series.

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica
     Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     Massachusetts Mutual Life Insurance Company
     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     Pacific Life Insurance Company
     Travelers Insurance Company

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. The investment adviser strives to obtain best execution on each fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The Series does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the Series'
portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the Series' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer.
Further, when the investment adviser places orders for the Series' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give

                   American Funds Insurance Series -- Page 47

consideration to investment research, statistical or other related services provided to the adviser in placing orders for the Series' portfolio transactions.

Portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions and explicit concessions paid on portfolio transactions for the fiscal years ended December 31, 2005, 2004, and 2003 were:

                                                                                 FISCAL YEAR ENDED
                                                                      ------------------------------------------
                                                                          2005          2004           2003
----------------------------------------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                                                 $   132,000   $    79,000    $    50,000
----------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND                                                      2,106,000     1,909,000      1,074,000
----------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND                                        7,430,000     4,672,000      3,399,000
GROWTH FUND                                                            17,310,000    13,718,000     12,922,000
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND                                                      6,821,000     5,149,000      3,359,000
----------------------------------------------------------------------------------------------------------------
NEW WORLD FUND                                                          1,193,000       496,000        264,000
----------------------------------------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND                                        1,881,000     1,215,000      1,199,000
----------------------------------------------------------------------------------------------------------------
GROWTH-INCOME FUND                                                     10,782,000    11,022,000      7,247,000
----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                                   4,634,000     3,419,000      2,876,000
----------------------------------------------------------------------------------------------------------------
BOND FUND                                                               2,112,000     1,585,000      2,791,000
----------------------------------------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                                                   1,475,000     1,362,000      2,395,000
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND                                 102,000        45,000         70,000
----------------------------------------------------------------------------------------------------------------

With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity by Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip
Income and Growth Fund, Asset Allocation Fund, Bond Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions. The increase in brokerage commissions paid for U.S.
Government/ AAA-Rated Securities Fund since 2004 is attributable to growth in the sale of the fund's shares

                   American Funds Insurance Series -- Page 48

since 2004, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series'
portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Banc of America Securities, LLC, Deutsche Bank AG, J.P.
Morgan Securities Inc., State Street Bank & Trust Company and Citigroup Global
Markets Inc. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund        Citigroup Inc.           equity      $  2,111,000
-------------------------------------------------------------------------------
Global Growth Fund          Citigroup Inc.            equity         7,280,000
-------------------------------------------------------------------------------
Growth Fund                 Citigroup Inc.            equity       124,965,000
-------------------------------------------------------------------------------
                            Bank of America Corp.      debt         99,614,000
-------------------------------------------------------------------------------
International               UBS AG                    equity        27,149,000
-------------------------------------------------------------------------------
New World Fund              Citigroup Inc.            equity         2,038,000
-------------------------------------------------------------------------------
Blue Chip Income and        J.P. Morgan Chase &       equity        83,349,000
Growth Fund                 Co.
-------------------------------------------------------------------------------
                            Bank of America Corp.     equity        49,611,000
-------------------------------------------------------------------------------
                            Citigroup Inc.            equity        44,890,000
-------------------------------------------------------------------------------
Growth-Income Fund          Citigroup Inc.            equity       277,834,000
-------------------------------------------------------------------------------
                            Bank of America Corp.     equity       167,524,000
-------------------------------------------------------------------------------
                                                       debt         99,752,000
-------------------------------------------------------------------------------
                            J.P. Morgan Chase &       equity       164,630,000
                            Co.
-------------------------------------------------------------------------------
                            State Street Corp.        equity        47,124,000
-------------------------------------------------------------------------------
Asset Allocation Fund       Bank of America Corp.     equity        51,059,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity        59,535,000
                            Co.
-------------------------------------------------------------------------------
                            Citigroup Inc.            equity        82,501,000
-------------------------------------------------------------------------------
                            State Street Corp.        equity        69,300,000
-------------------------------------------------------------------------------
Bond Fund                   Bank of America Corp.      debt          2,930,000
-------------------------------------------------------------------------------
                            J.P. Morgan Chase &        debt          8,299,000
                            Co.
-------------------------------------------------------------------------------
                            Citigroup Inc.             debt          5,854,000
-------------------------------------------------------------------------------
                            Deutsche Bank AG           debt          2,709,000
-------------------------------------------------------------------------------
Cash Management Fund        Bank of America Corp.      debt          7,965,000
-------------------------------------------------------------------------------
                            J.P. Morgan Chase &        debt          7,991,000
                            Co.
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 49

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series' chief compliance officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders.
Currently, this information is being provided to Lipper, Inc. Morningstar,
Standard & Poor's Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock
Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC
Dain Rauscher. Affiliates of the Series (including the Series' board members and officers, and certain personnel of the Series' investment adviser and its affiliates) and certain service providers (such as the Series' custodian, insurance companies and outside counsel) who require such information for legitimate business and fund oversight purposes may receive such information earlier.

Affiliated persons of the Series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the Series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                   American Funds Insurance Series -- Page 50

Subject to Board poligies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the Series' investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities
(for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on

                   American Funds Insurance Series -- Page 51

October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount"
generally means the sum of (a) amounts actually distributed by a fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, any fund may determine that it is in the interest of shareholders to distribute a lesser amount.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further

                   American Funds Insurance Series -- Page 52

     increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock.
     Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     In addition, some of the bonds may be purchased by the funds at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If a fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

                   American Funds Insurance Series -- Page 53

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the
Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' board. Subject to board oversight, the Series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series'

                   American Funds Insurance Series -- Page 54

investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S.
stock markets);

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, 225 Franklin
Street, Boston, MA 02105, as Custodian. Non-U.S. securities may be held by the
Custodian in non-U.S. banks or securities depositories or foreign branches of
U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 135 South State College Boulevard, Brea, CA
92821-5823. American Funds Service Company was paid a fee of $9,274

                   American Funds Insurance Series -- Page 55

for Class 1 shares, $40,296 for Class 2 shares and $1,658 for Class 3 shares for the 2005 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul,
Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the Series' "independent legal counsel" will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolios or summary investment portfolios, financial statements and other information. The
Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The
Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse

                   American Funds Insurance Series -- Page 56

such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its
By-Laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the American Funds Distributors, Inc.. The complaint alleges violations of certain NASD rules by the American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and American Funds Distributors, Inc.
filed a complaint against the Attorney General of the State of California in Los
Angeles County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
American Funds Distributors, Inc. that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and American Funds Distributors, Inc.'s complaint, the Attorney General of the
State of California filed a complaint against the American Funds Distributors,
Inc. and investment adviser. Filed in Los Angeles County Superior Court, the
Attorney General's complaint alleged violations of certain sections of the
California Corporations Code with respect to so-called "revenue sharing"
disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles Superior Court dismissed the
Attorney General's complaint. On February 7, 2006, the Attorney General filed a notice that he intends to appeal the Superior Court's decision to California's
Court of Appeal for the Second Appellate District.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc.
to perform their contracts with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and American Funds Distributors, Inc. are cooperating fully. In addition, a class action lawsuit has been filed in the
U.S. District Court, Central District of California, relating to these matters.
Although the suit was dismissed in its entirety, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com)
under "American Funds regulatory matters."

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries.
For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 57

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                   American Funds Insurance Series -- Page 58

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 59

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 60

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 61

[Logo - American Funds®]

American Funds Insurance Series

Global Discovery Fund
Investment portfolio

December 31, 2005

Common stocks — 86.25%	Shares	Market value (000)

SOFTWARE & SERVICES — 12.29%
Yahoo! Inc.[1]	64,200	$2,515
Microsoft Corp.	69,000	1,804
Affiliated Computer Services, Inc., Class A1	28,800	1,704
Google Inc., Class A1	4,000	1,660
NHN Corp.[1,2]	6,000	1,594
NAVTEQ Corp.[1]	26,000	1,141
Adobe Systems Inc.	24,000	887
Intuit Inc.[1]	16,000	853
Novell, Inc.[1]	90,000	795
Oracle Corp.[1]	61,000	745
		13,698

BANKS — 10.27%
Erste Bank der oesterreichischen Sparkassen AG2	25,000	1,387
UniCredito Italiano SpA[2]	150,000	1,029
Royal Bank of Scotland Group PLC[2]	31,523	950
Mitsui Trust Holdings, Inc.[2]	77,000	925
Banco Bradesco SA, preferred nominative	30,000	869
ABN AMRO Holding NV2	31,660	828
SinoPac Holdings[2]	1,710,000	827
Banco Bilbao Vizcaya Argentaria, SA2	45,600	814
BNP Paribas[2]	8,600	696
Siam City Bank PCL[2]	745,000	441
Siam City Bank PCL, nonvoting depositary receipt[2]	300,000	178
Mizuho Financial Group, Inc.[2]	75	595
Grupo Financiero Banorte, SA de CV	280,000	588
DEPFA BANK PLC[2]	27,000	399
Banco Santander Central Hispano, SA2	29,558	389
City National Corp.	4,200	304
Malayan Banking Bhd.[2]	76,500	225
		11,444

RETAILING — 8.26%
Lowe’s Companies, Inc.	28,500	1,900
Target Corp.	32,500	1,787
IAC/InterActiveCorp[1]	40,000	1,132
eBay Inc.[1]	25,000	1,081
Amazon.com, Inc.[1]	17,000	802
Takashimaya Co., Ltd.[2]	46,000	736
Industria de Diseno Textil, SA2	19,200	625
CarMax, Inc.[1]	22,000	609
Expedia, Inc.[1]	22,500	539
		9,211

HEALTH CARE EQUIPMENT & SERVICES — 7.23%
Medtronic, Inc.	22,000	1,267
Aetna Inc.	13,000	1,226
Caremark Rx, Inc.[1]	20,000	1,036
Psychiatric Solutions, Inc.[1]	15,000	881
Express Scripts, Inc.[1]	10,000	838
Kyphon Inc.[1]	18,000	735
Medco Health Solutions, Inc.[1]	13,000	725
Alfresa Holdings Corp.[2]	14,500	679
Zimmer Holdings, Inc.[1]	10,000	674
		8,061

MEDIA — 5.62%
Liberty Media Corp., Class A1	164,000	1,291
Alma Media Corp.[1]	120,000	1,090
Grupo Televisa, SA, ordinary participation certificates (ADR)	11,000	886
E.W. Scripps Co., Class A	15,000	720
Walt Disney Co.	30,000	719
Time Warner Inc.	41,000	715
Discovery Holding Co.[1]	35,000	530
Liberty Global, Inc., Class A1	13,720	309
		6,260

TELECOMMUNICATION SERVICES — 5.08%
Millicom International Cellular SA1	60,000	1,611
América Móvil SA de CV, Series L (ADR)	33,000	966
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	945
Koninklijke KPN N.V.[2]	80,000	801
Mobile Telesystems OJSC (ADR)	20,000	700
Vodafone Group PLC[2]	297,000	640
		5,663

TECHNOLOGY HARDWARE & EQUIPMENT — 4.38%
Cisco Systems, Inc.[1]	97,600	1,671
Nidec Corp.[2]	11,000	935
Symbol Technologies, Inc.	66,000	846
Nokia Corp., Class A2	44,000	805
Wintek Corp.[2]	383,000	622
		4,879

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.33%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	75,000	743
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	135,842	259
Maxim Integrated Products, Inc.	27,000	979
Novellus Systems, Inc.[1]	35,000	844
Siliconware Precision Industries Co., Ltd.[2]	540,000	758
Texas Instruments Inc.	23,000	738
Xilinx, Inc.	20,000	504
		4,825

UTILITIES — 4.22%
Xinao Gas Holdings Ltd.[2]	2,610,000	2,068
Veolia Environnement[2]	34,700	1,570
Hong Kong and China Gas Co. Ltd.[2]	500,000	1,066
		4,704

ENERGY — 3.99%
Schlumberger Ltd.	20,000	1,943
Baker Hughes Inc.	28,000	1,702
BJ Services Co.	22,000	807
		4,452

DIVERSIFIED FINANCIALS — 3.00%
Citigroup Inc.	43,500	2,111
Nasdaq Stock Market, Inc[1]	35,000	1,231
		3,342

CONSUMER SERVICES — 2.55%
Shangri-La Asia Ltd.[2]	526,000	879
Outback Steakhouse, Inc.	19,000	791
Greek Organization of Football Prognostics SA2	18,490	635
Carnival Corp., units	10,000	535
		2,840

FOOD & STAPLES RETAILING — 2.42%
Walgreen Co.	22,000	974
Costco Wholesale Corp.	16,000	791
Koninklijke Ahold NV1,2	81,000	607
Wal-Mart de México, SA de CV, Series V	59,300	330
		2,702

PHARMACEUTICALS & BIOTECHNOLOGY — 2.27%
Roche Holding AG2	9,000	1,351
QIAGEN NV1,2	100,242	1,178
		2,529

INSURANCE — 1.65%
American International Group, Inc.	22,875	1,561
W.R. Berkley Corp.	5,800	276
		1,837

TRANSPORTATION — 1.17%
Singapore Post Private Ltd.[2]	1,000,000	693
Qantas Airways Ltd.[2]	147,399	437
Ryanair Holdings PLC (ADR)[1]	3,100	174
		1,304

COMMERCIAL SERVICES & SUPPLIES — 1.15%
Rentokil Initial PLC[2]	250,000	702
United Stationers Inc.[1]	12,000	582
		1,284

CONSUMER DURABLES & APPAREL — 0.65%
Garmin Ltd.	11,000	730

MATERIALS — 0.63%
Nitto Denko Corp.[2]	9,000	702

REAL ESTATE — 0.24%
AEON Mall Co., Ltd.[2]	5,500	267

MISCELLANEOUS — 4.85%
Other common stocks in initial period of acquisition		5,406

Total common stocks (cost: $80,686,000)		96,140

	Principal amount	Market value
Convertible securities — 0.46%	(000)	(000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.46%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$500	$510

Total convertible securities (cost: $520,000)		510

Short-term securities — 12.08%

Atlantic Industries 4.20% due 1/9/2006[3]	2,000	1,998
Ranger Funding Co. LLC 4.32% due 1/30/2006[3]	1,700	1,694
General Electric Capital Corp. 4.20% due 1/3/2006	1,600	1,599
Pfizer Investment Capital PLC 4.23% due 1/11/2006[3]	1,600	1,598
Concentrate Manufacturing Co. of Ireland 4.16% due 1/18/2006[3]	1,400	1,397
Federal Farm Credit Banks 4.15% due 1/12/2006	1,300	1,298
Harley-Davidson Funding Corp. 4.21% due 1/25/2006[3]	1,200	1,197
Cloverleaf International Holdings, SA 4.26% due 2/2/2006[3]	1,100	1,096
Freddie Mac 4.08%-4.12% due 1/24/2006	1,000	997
Scripps (E.W.) Co. 4.26% due 2/1/2006[3]	600	598

Total short-term securities (cost: $13,471,000)		13,472

Total investment securities (cost: $94,677,000)		110,122
Other assets less liabilities		1,346

Net assets		$111,468

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 47 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $35,856,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $9,578,000, which represented 8.59% of the net assets of the fund.

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

December 31, 2005

Common stocks — 86.94%	Shares	Market value (000)

FINANCIALS — 13.51%
Société Générale[1]	419,400	$51,613
Macquarie Bank Ltd.[1]	650,291	32,503
Allianz AG1	192,000	29,029
HSBC Holdings PLC (United Kingdom)[1]	1,761,769	28,295
Mitsubishi UFJ Financial Group, Inc.[1]	2,023	27,426
Kookmin Bank[1]	325,060	24,501
Mizuho Financial Group, Inc.[1]	2,750	21,809
UniCredito Italiano SpA[1]	2,300,000	15,793
American International Group, Inc.	225,000	15,352
Shanghai Forte Land Co., Ltd., Class H1	43,980,000	15,040
Hypo Real Estate Holding AG1	285,000	14,813
Erste Bank der oesterreichischen Sparkassen AG1	238,800	13,250
Willis Group Holdings Ltd.	350,000	12,929
Westpac Banking Corp.[1]	690,449	11,530
Banco Santander Central Hispano, SA1	856,654	11,290
Mitsui Trust Holdings, Inc.[1]	894,000	10,746
ING Groep NV1	272,172	9,427
Citigroup Inc.	150,000	7,279
Marsh & McLennan Companies, Inc.	200,000	6,352
Bank of Nova Scotia	140,000	5,556
Westfield Group[1]	412,507	5,485
Mitsui Sumitomo Insurance Co., Ltd.[1]	350,000	4,279
Royal Bank of Canada	50,000	3,905
Capital One Financial Corp.	38,000	3,283
		381,485

INFORMATION TECHNOLOGY — 13.11%
Murata Manufacturing Co., Ltd.[1]	530,000	33,946
Samsung Electronics Co., Ltd.[1]	48,440	31,336
International Business Machines Corp.	380,000	31,236
Rohm Co., Ltd.[1]	271,800	29,491
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	11,389,551	21,723
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	689,249	6,830
Google Inc., Class A2	48,000	19,913
Chi Mei Optoelectronics Corp.[1]	13,443,318	19,903
Microsoft Corp.	722,000	18,880
ASML Holding NV (New York registered)[2]	771,800	15,498
ASML Holding NV1,2	125,000	2,499
AU Optronics Corp.[1]	11,935,500	17,756
Hon Hai Precision Industry Co., Ltd.[1]	2,682,425	14,737
Chartered Semiconductor Manufacturing Ltd[1,2]	18,250,000	14,225
Molex Inc.	520,000	13,494
Applied Materials, Inc.	700,000	2,558
Cisco Systems, Inc.[2]	721,500	12,352
Xilinx, Inc.	440,000	11,092
Altera Corp.[2]	550,000	10,192
Texas Instruments Inc.	250,000	8,018
Tokyo Electron Ltd.[1]	96,100	6,019
Mediatek Incorporation[1]	489,018	5,770
Venture Corp. Ltd.[1]	680,000	5,643
QUALCOMM Inc.	120,000	5,170
KLA-Tencor Corp.	37,921	1,871
		370,152

CONSUMER DISCRETIONARY — 10.55%
Toyota Motor Corp.[1]	685,000	35,522
News Corp. Inc., Class A	1,291,757	20,087
News Corp. Inc., Class B	427,507	7,101
Time Warner Inc.	1,442,000	25,148
Esprit Holdings Ltd.[1]	2,100,500	14,941
Target Corp.	270,000	14,842
Grupo Televisa, SA, ordinary participation certificates (ADR)	177,000	14,249
Honda Motor Co., Ltd.[1]	244,400	13,937
Michaels Stores, Inc.	390,000	13,794
Discovery Holding Co.[2]	902,500	13,673
Starbucks Corp.[2]	440,000	13,204
Lowe’s Companies, Inc.	190,000	12,665
Kesa Electricals PLC[1]	2,570,000	11,478
Mediaset SpA[1]	984,500	10,423
Kingfisher PLC[1]	2,349,422	9,576
Carnival Corp., units	173,000	9,250
Limited Brands, Inc.	370,000	8,270
Clear Channel Communications, Inc.	230,000	7,234
Cie. Financière Richemont AG, units, Class A1	152,893	6,644
Sony Corp.[1]	150,000	6,126
Greek Organization of Football Prognostics SA1	169,790	5,836
Suzuki Motor Corp.[1]	313,000	5,801
DSG International PLC[1]	1,691,929	4,759
eBay Inc.[2]	101,600	4,394
Viacom Inc., Class B, nonvoting	75,000	2,445
Reuters Group PLC[1]	320,000	2,366
Univision Communications Inc., Class A2	70,000	2,057
IAC/InterActiveCorp[2]	30,000	849
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	155,973	618
SET India Ltd.[1,2,3]	6,400	319
Liberty Media Corp., Class A2	25,000	197
		297,805

ENERGY — 8.52%
Reliance Industries Ltd.[1]	2,350,298	46,498
Husky Energy Inc.	575,000	29,180
Royal Dutch Shell PLC, Class B1	574,666	18,403
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,011
Canadian Natural Resources, Ltd.	456,000	22,604
Technip SA1	325,000	19,552
Schlumberger Ltd.	190,000	18,459
Norsk Hydro ASA[1]	175,000	18,067
ENI SpA[1]	550,000	15,234
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	168,000	11,973
Halliburton Co.	140,000	8,674
Imperial Oil Ltd.	85,976	8,563
Baker Hughes Inc.	125,000	7,598
Noble Corp.	95,000	6,701
		240,517

HEALTH CARE — 8.35%
AstraZeneca PLC (United Kingdom)[1]	443,960	21,577
AstraZeneca PLC (Sweden)[1]	268,005	13,094
AstraZeneca PLC (ADR)	73,000	3,548
Novo Nordisk A/S, Class B1	470,900	26,475
Fresenius Medical Care AG, preferred[1]	269,000	25,114
Roche Holding AG1	158,500	23,788
Shionogi & Co., Ltd.[1]	1,163,000	16,380
Rhön-Klinikum AG	427,824	16,267
UCB NV1	343,020	16,095
Smith & Nephew PLC[1]	1,603,600	14,773
Chugai Pharmaceutical Co., Ltd.[1]	596,100	12,799
Synthes, Inc.[1]	100,500	11,294
Pfizer Inc	450,000	10,494
Cardinal Health, Inc.	150,000	10,313
Sanofi-Aventis[1]	84,000	7,344
Forest Laboratories, Inc.[2]	94,800	3,856
Elan Corp., PLC (ADR)[2]	175,000	2,438
		235,649

TELECOMMUNICATION SERVICES — 7.94%
Koninklijke KPN NV1	4,875,830	48,843
Telekom Austria AG1	2,101,200	47,090
Vodafone Group PLC[1]	13,448,800	28,978
Vodafone Group PLC (ADR)	475,000	10,198
Telefónica, SA1	1,958,081	29,455
América Móvil SA de CV, Series L (ADR)	585,000	17,117
Qwest Communications International Inc.[2]	2,000,000	11,300
Deutsche Telekom AG1	525,000	8,739
Belgacom SA1	227,500	7,414
Swisscom AG1	22,200	7,001
France Télécom, SA1	185,000	4,593
Teléfonos de México, SA de CV, Class L (ADR)	140,000	3,455
		224,183

INDUSTRIALS — 7.43%
Tyco International Ltd.	1,565,000	45,166
General Electric Co.	784,455	27,495
SMC Corp.[1]	164,000	23,389
United Parcel Service, Inc., Class B	310,000	23,297
Mitsubishi Corp.[1]	860,000	19,018
Siemens AG1	188,000	16,083
Macquarie Infrastructure Group[1]	5,463,241	14,237
FANUC LTD[1]	151,600	12,858
Asahi Glass Co., Ltd.[1]	826,000	10,637
3M Co.	130,000	10,075
Air France[1]	350,000	7,489
		209,744

CONSUMER STAPLES — 7.07%
Seven & I Holdings Co., Ltd.[1,2]	982,000	42,100
Nestlé SA1	83,900	25,053
Koninklijke Ahold NV1,2	3,270,000	24,512
Avon Products, Inc.	470,800	13,441
PepsiCo, Inc.	197,000	11,639
Unilever NV1	160,000	10,942
Cía. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	9,360
Cía. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,439
METRO AG1	200,000	9,647
Altria Group, Inc.	125,000	9,340
Groupe Danone[1]	72,500	7,577
Anheuser-Busch Companies, Inc.	175,000	7,518
Heineken NV1	200,000	6,340
Woolworths Ltd.[1]	450,040	5,564
Wal-Mart de México, SA de CV, Series V (ADR)	100,000	5,550
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	5,513
Unilever PLC[1]	422,317	4,185
		199,720

MATERIALS — 3.52%
Nitto Denko Corp.[1]	396,400	30,933
Ivanhoe Mines Ltd.[2]	2,475,000	17,776
Placer Dome Inc.	750,000	17,173
Akzo Nobel NV1	258,000	11,949
Dow Chemical Co.	200,000	8,764
Holcim Ltd.[1]	100,000	6,809
Gold Fields Ltd.[1]	163,100	2,876
Weyerhaeuser Co.	25,000	1,659
L’Air Liquide[1]	7,700	1,479
		99,418

UTILITIES — 2.04%
Veolia Environnement[1]	562,771	25,458
Scottish Power PLC[1]	1,653,000	15,425
E.ON AG1	100,000	10,351
National Grid PLC[1]	666,938	6,520
		57,754

MISCELLANEOUS — 4.90%
Other common stocks in initial period of acquisition		138,355

Total common stocks (cost: $1,879,165,000)		2,454,782

	Principal amount
Short-term securities — 12.88%	(000)

Federal Home Loan Bank 4.05%-4.10% due 1/11-1/20/2006	$54,000	53,886
Freddie Mac 4.08%-4.255% due 1/24-2/27/2006	33,000	32,821
Calyon North America Inc. 4.19% due 1/23/2006	28,700	28,625
Atlantic Industries 4.22% due 1/13/2006[3]	24,100	24,063
Ranger Funding Co. LLC 4.19% due 1/6/2006[3]	19,200	19,187
GlaxoSmithKline Finance PLC 4.30% due 2/13/2006	19,000	18,901
Barton Capital Corp. 4.20% due 1/11/2006[3]	17,500	17,477
General Electric Capital Corp. 4.20% due 1/3/2006	17,400	17,392
Sheffield Receivables Corp. 4.14% due 1/9/2006[3]	16,200	16,183
HSBC USA Inc. 4.12% due 1/6/2006	15,800	15,790
IXIS Commercial Paper Corp. 4.26% due 2/2/2006[3]	15,000	14,944
KfW International Finance Inc. 4.23%-4.26% due 1/27-1/31/2006[3]	14,900	14,850
Preferred Receivables Funding Corp. 4.30% due 1/17/2006[3]	14,000	13,971
BNP Paribas Finance Inc. 4.30% due 2/2/2006	12,400	12,351
Concentrate Manufacturing Co. of Ireland 4.17% due 1/4/2006[3]	11,600	11,595
Amsterdam Funding Corp. 4.28% due 2/3/2006[3]	10,100	10,059
National Australia Funding (DE) Inc. 4.22% due 1/10/2006[3]	10,000	9,988
Old Line Funding, LLC 4.11% due 1/4/2006[3]	9,200	9,196
Fannie Mae 4.25% due 3/3/2006	8,000	7,941
Bank of Ireland 4.225% due 1/23/2006[3]	7,500	7,480
Mont Blanc Capital Corp. 4.32% due 1/23/2006[3]	7,035	7,016

Total short-term securities (cost: $363,705,000)		363,716

Total investment securities (cost: $2,242,870,000)		2,818,498
Other assets less liabilities		4,980

Net assets		$2,823,478

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 101 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $1,551,850,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $176,945,000, which represented 6.27% of the net assets of the fund.

ADR = American Depositary Receipts

Global Small Capitalization Fund
Investment portfolio

December 31, 2005

Common stocks — 91.80%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 22.14%
CNET Networks, Inc.[1]	3,175,000	$46,641
NHN Corp.[1,2]	142,035	37,744
Kingboard Chemical Holdings Ltd.[2]	10,816,000	29,253
Semtech Corp.[1]	1,450,000	26,477
Integrated Device Technology, Inc.[1]	1,423,942	18,768
Marchex, Inc., Class B1	750,000	16,867
Varian Semiconductor Equipment Associates, Inc.[1]	327,000	14,365
Cymer, Inc.[1]	400,000	14,204
iVillage Inc.[1]	1,750,000	14,035
Intersil Corp., Class A	550,443	13,695
Mentor Graphics Corp.[1]	1,155,000	11,943
ValueClick, Inc.[1]	600,000	10,866
Unimicron Technology Corp.[2]	6,596,000	9,314
Min Aik Technology Co., Ltd.[2,3]	5,586,000	9,111
Power Integrations, Inc.[1]	375,000	8,929
Jahwa Electronics Co., Ltd.[2,3]	1,039,000	8,835
O2Micro International Ltd. (ADR)[1]	840,000	8,551
PDF Solutions, Inc.[1]	500,000	8,125
Meetic[1,2]	200,000	7,802
InfoSpace.com, Inc.[1]	300,000	7,746
PMC-Sierra, Inc.[1]	1,000,000	7,710
NCsoft Corp.[1,2]	98,000	7,430
Chartered Semiconductor Manufacturing Ltd[1,2]	9,000,000	7,015
Wintek Corp.[2]	4,160,000	6,754
Fairchild Semiconductor International, Inc.[1]	391,000	6,612
Atheros Communications, Inc.[1]	500,000	6,500
aQuantive, Inc.[1]	250,000	6,310
Brooks Automation, Inc.[1]	500,000	6,265
Kakaku.com, Inc.[2]	1,200	5,883
Radiant Op-to Electronics Corp.	2,375,000	5,800
Faraday Technology Corp.[2]	3,269,223	5,786
Hittite Microwave Corp.[1]	250,000	5,785
GES International[2]	10,000,000	5,593
Billing Services Group Ltd.[1,2]	3,819,500	5,587
Kiryung Electronics Co., Ltd.[2]	890,000	4,996
Bankrate, Inc.[1]	163,429	4,824
TTM Technologies, Inc.[1]	484,000	4,550
SFA Engineering Corp.[2]	175,000	4,383
Koei Co., Ltd.[2]	146,770	4,065
Vanguard International Semiconductor Corp.[2]	4,729,350	3,602
Moser Baer India Ltd.[2]	820,000	3,596
Taiflex Scientific Co., Ltd.[2]	1,874,210	3,459
Unisteel Technology Ltd.[2]	3,052,000	3,359
King Yuan Electronics Co., Ltd.[2]	2,953,371	3,240
Phoenix PDE Co., Ltd.[2]	590,000	3,161
SPSS Inc.[1]	99,690	3,083
Knot, Inc.[1]	165,900	1,898
Knot, Inc.[1,4]	100,000	1,144
Novell, Inc.[1]	318,800	2,815
Advanced Analogic Technologies Inc.[1]	200,000	2,770
Siliconware Precision Industries Co., Ltd.[2]	1,906,000	2,677
Sanken Electric Co., Ltd.[2]	165,000	2,659
AAC Acoustic Technologies Holdings Inc.[1,2]	3,785,000	2,314
Venture Corp. Ltd.[2]	258,000	2,141
Rotork PLC[2]	167,340	1,924
DK UIL Co., Ltd.[2]	86,000	1,517
Hana Microelectronics PCL[2]	2,177,800	1,406
MatrixOne, Inc.[1]	250,000	1,247
Ichia Technologies, Inc.[2]	1,309,386	1,183
Interflex Co., Ltd.[2]	82,000	1,137
KEC Corp.[2]	450,700	986
Agile Software Corp.[1]	150,000	897
Career Technology (MFG.) Co., Ltd.[2]	757,606	846
Aspen Technology, Inc.[1]	70,000	549
Avid Technology, Inc.[1]	4,922	270
Infoteria Corp.[1,2,4]	128	43
		489,042

CONSUMER DISCRETIONARY — 18.62%
Schibsted ASA[2]	691,000	20,600
Kumho Industrial Co., Ltd.[2]	1,000,000	20,060
Orient-Express Hotels Ltd., Class A	534,000	16,832
Lions Gate Entertainment Corp., USD denominated[1]	1,100,000	8,448
Lions Gate Entertainment Corp.[1]	940,706	7,258
REX HOLDINGS CO., LTD.[2]	1,612	7,615
REX HOLDINGS CO., LTD., when-issued 2/2006[1,2]	1,612	7,615
Life Time Fitness, Inc.[1]	384,000	14,627
NutriSystem, Inc.[1]	400,000	14,408
Pantaloon Retail Ltd. (India)[2]	350,000	13,169
Laureate Education, Inc.[1]	240,000	12,602
Integrated Distribution Services Group Ltd.[2]	10,732,000	12,175
Fourlis[2]	860,000	11,640
KOMERI Co., Ltd.[2]	267,700	11,524
Cheil Industries Inc.[2]	390,000	10,815
GSI Commerce, Inc.[1]	700,000	10,563
Unibet Group PLC (SDR)[2]	480,000	9,726
Vail Resorts, Inc.[1]	281,400	9,295
Sonic Corp.[1]	292,500	8,629
Tractor Supply Co.[1]	162,714	8,614
CarMax, Inc.[1]	310,000	8,581
Pinnacle Entertainment, Inc.[1]	300,000	7,413
Aristocrat Leisure Ltd.[2]	817,194	7,350
Hürriyet Gazetecilik ve Matbaacilik AS2	1,618,972	6,370
Central European Media Enterprises Ltd., Class A1	110,000	6,369
Alma Media Corp.[1]	684,274	6,215
Bright Horizons Family Solutions, Inc.[1]	161,000	5,965
Anadolu Cam Sanayii AS2	1,300,000	5,826
Cyrela Brazil Realty SA, ordinary nominative	410,000	5,615
Largan Precision Co., Ltd.[2]	350,000	5,520
Photo-Me International PLC[2]	2,400,000	5,080
Fossil, Inc.[1]	230,000	4,947
Children’s Place Retail Stores, Inc.[1]	100,000	4,942
Denny’s Corp.[1]	1,200,000	4,836
Spark Networks PLC (GDR)[1,2]	396,420	2,951
Spark Networks PLC[1,2,4]	258,580	1,732
JUMBO SA2	430,700	4,670
Ameristar Casinos, Inc.	200,000	4,540
Applebee’s International, Inc.	200,000	4,518
Submarino SA, ordinary nominative[1]	246,000	4,369
Kuoni Reisen Holding AG, Class B1	10,250	4,239
Cedar Fair, L.P.	138,200	3,944
Korea Kumho Petrochemical Co., Ltd.[2]	200,000	3,854
Restaurant Group PLC[2]	1,450,000	3,787
Zale Corp.[1]	150,000	3,772
Cheil Communications Inc.[2]	16,100	3,515
BEC World PCL[2]	10,500,000	3,456
GOME Electrical Appliances Holding Ltd.[2]	5,068,000	3,429
Lifestyle International Holdings Ltd.[2]	2,200,000	3,062
Restoration Hardware, Inc.[1]	500,000	3,010
GEOX SpA[2]	257,000	2,820
CKE Restaurants, Inc.	200,000	2,702
SEEK Ltd.[2]	1,142,700	2,532
Blyth, Inc.	115,000	2,409
Hyatt Regency SA2	190,000	2,397
Bloomsbury Publishing PLC[2]	400,000	2,313
Next Media Ltd.[2]	4,534,000	2,160
OSIM International Ltd.[2]	2,075,000	1,984
Parkson Retail Group Ltd.[1]	920,500	1,662
Münchener Rückversicherungs-Gesellschaft AG1	46,000	1,593
YBM Sisa.com Inc.[2]	64,460	1,376
Gaming VC Holdings SA2	200,000	1,369
Phoenix Satellite Television Holdings Ltd.[2]	10,546,000	1,264
Sharper Image Corp.[1]	100,000	974
Cheng Shin Rubber (Xiamen) Ind., Ltd.[2]	921,555	815
Nien Hsing Textile Co., Ltd.[2]	1,059,000	724
Zhejiang Glass Co. Ltd., Class H2	2,788,600	675
Build-A-Bear Workshop, Inc.[1]	21,500	637
Sanctuary Group PLC	10,771,300	416
Salem Communications Corp., Class A1	16,800	294
		411,208

INDUSTRIALS — 14.26%
GS Engineering & Construction Co., Ltd.[2]	589,930	30,978
Korea Development Corp.[2,3]	600,000	22,741
Hyundai Mipo Dockyard Co., Ltd.[2]	294,000	17,763
Samsung Engineering Co., Ltd.[2]	597,550	16,801
ALL — América Latina Logística, units	392,000	16,735
Hudson Highland Group, Inc.[1]	865,000	15,016
Buhrmann NV2	1,002,000	14,718
Downer EDI Ltd.[2]	2,664,399	14,010
Corrections Corporation of America[1]	300,000	13,491
Koninklijke BAM Groep NV2	143,000	11,994
STX Shipbuilding Co., Ltd.[2]	565,138	10,179
Italian-Thai Development PCL[2]	45,750,000	9,188
International Container Terminal Services, Inc.[2]	47,285,000	8,287
Container Corp. of India Ltd.[2]	240,763	7,756
KCI Konecranes International Corp.	155,100	7,635
MSC Industrial Direct Co., Inc., Class A	175,000	7,038
LS Cable Ltd.[2]	176,010	6,047
Obrascon Huarte Lain Brasil SA, ordinary nominative[1]	522,000	5,677
Goodpack Ltd.[2]	4,940,000	5,050
Aboitiz Equity Ventures[2]	48,700,000	4,404
SembCorp Marine Ltd[2]	2,524,000	4,184
LS Industrial Systems Co., Ltd.[2]	150,000	4,120
Trakya Cam Sanayii AS2	1,020,000	3,971
United Stationers Inc.[1]	78,000	3,783
Royal Boskalis Westminster NV	53,500	3,559
Acuity Brands, Inc.	111,500	3,546
Aker American Shipping ASA[1,2]	285,000	3,449
Indian Rayon and Industries Ltd.[2]	225,000	3,332
Krones AG2	31,000	3,120
Tetra Tech, Inc.[1]	189,900	2,976
Ballast Nedam NV1,2	74,687	2,937
JetBlue Airways Corp.[1]	187,500	2,884
Hi-P International Ltd.[2]	2,607,000	2,647
Uponor Oyj[2]	120,000	2,554
Steelcase Inc., Class A	155,000	2,454
Moatech Co., Ltd.[2]	334,400	2,049
Lincoln Electric Holdings, Inc.	50,000	1,983
Singamas Container Holdings Ltd.[2]	3,900,000	1,971
Permasteelisa SpA[2]	120,000	1,794
Federal Signal Corp.	116,500	1,749
Geberit AG2	2,050	1,621
Singapore Post Private Ltd.[2]	2,200,000	1,525
SembCorp Logistics Ltd.[2]	1,484,544	1,516
Northgate PLC[2]	80,000	1,339
ZENON Environmental Inc.[1]	75,000	1,085
Ultraframe PLC[1]	2,285,000	1,011
Techem AG1	22,215	996
Hibiya Engineering, Ltd.[2]	104,000	943
Max India Ltd.[1]	21,100	282
		314,888

FINANCIALS — 7.80%
ORCO PROPERTY GROUP SA	315,800	23,231
National Bank of Pakistan	4,250,000	14,194
Kotak Mahindra Bank Ltd.[2]	2,450,000	12,138
Jeonbuk Bank[2]	1,219,368	11,783
Sumitomo Real Estate Sales Co., Ltd.[2]	155,000	9,859
Pusan Bank[2]	575,000	7,532
Interhyp AG1,2	80,000	7,181
National Finance PLC[2]	20,593,000	6,731
Aareal Bank AG1,2	168,586	6,394
First Regional Bancorp[1,4]	89,900	6,073
Daegu Bank, Ltd.[2]	400,000	6,041
UTI Bank Ltd.[2]	926,000	5,918
Wing Tai Holdings Ltd.[2]	6,500,000	5,736
Central Pattana PCL[2]	15,740,500	5,527
HDFC Bank Ltd.[2]	326,300	5,141
International Securities Exchange, Inc.[1]	176,440	4,856
United Mizrahi Bank Ltd.[1,2]	840,000	4,830
Capital Lease Funding, Inc.	410,000	4,317
Ticon Industrial Connection PCL	12,500,000	3,810
United Bankshares, Inc.	105,000	3,700
Allgreen Properties Ltd.[2]	4,250,000	3,324
CapitaCommercial Trust Management Ltd.[2]	3,317,000	2,953
Saxon Capital, Inc.	200,000	2,266
Ascendas Real Estate Investment Trust[2]	1,844,000	2,162
Siam City Bank PCL[2]	2,250,000	1,331
Siam City Bank PCL, nonvoting depositary receipt[2]	900,000	533
Golden Land Property Development PLC, nonvoting depositary receipt[1,2]	8,043,000	1,362
Golden Land Property Development PLC[1,2]	1,557,000	264
Nasdaq Stock Market, Inc[1]	44,928	1,581
Dongbu Insurance Co., Ltd.[2]	33,540	675
SinoPac Holdings[2]	769,000	372
Alabama National BanCorporation	5,500	356
		172,171

ENERGY — 7.54%
First Calgary Petroleums Ltd.[1]	1,635,000	11,981
First Calgary Petroleums Ltd., GBP denominated[1]	760,000	5,616
Quicksilver Resources Inc.[1]	380,550	15,987
OPTI Canada Inc.[1]	447,350	14,688
TODCO, Class A1	385,000	14,653
Oilexco Inc., GBP denominated[1,2,4]	1,900,000	5,762
Oilexco Inc., GBP denominated[1,2]	1,755,000	5,322
Oilexco Inc., CAD denominated[1,4]	725,000	2,201
Oilexco Inc., CAD denominated[1]	17,000	52
CARBO Ceramics Inc.	233,500	13,197
Southwestern Energy Co.[1]	308,000	11,070
Equator Exploration Ltd.[1]	2,000,000	9,109
Delta Petroleum Corp.[1]	360,000	7,837
Indago Petroleum Ltd.[1]	5,834,306	7,320
WorleyParsons Ltd.[2]	744,213	6,717
Hydril Co.[1]	100,000	6,260
Adulis Resources Inc.[1]	2,000,000	5,058
Regal Petroleum PLC[1]	2,463,000	4,931
Bankers Petroleum Ltd.[1,4]	3,000,000	3,638
Bankers Petroleum Ltd.[1]	566,000	686
White Nile Ltd.[1]	2,400,000	3,960
China Oilfield Services Ltd., Class H2	9,099,900	3,681
Caspian Energy Inc.[1]	1,000,000	1,720
FirstAfrica Oil PLC[1,2]	22,272,000	1,485
Banpu PCL[2]	459,500	1,469
Harvest Natural Resources, Inc.[1]	150,000	1,332
Offshore Hydrocarbon Mapping PLC[1,2]	630,000	832
		166,564

HEALTH CARE — 5.86%
Advanced Medical Optics, Inc.[1]	675,000	28,215
Kyphon Inc.[1]	400,000	16,332
Wright Medical Group, Inc.[1]	650,000	13,260
FoxHollow Technologies, Inc.[1]	400,000	11,916
Psychiatric Solutions, Inc.[1]	199,000	11,689
Greatbatch, Inc.[1]	405,200	10,539
Alfresa Holdings Corp.[2]	200,000	9,366
Tecan Group Ltd., Männedorf[2]	125,855	5,503
Ondine Biopharma Corp.[1,3,4]	1,660,000	2,285
Ondine Biopharma Corp. (GDR)[1,2,3,4]	490,000	674
Ondine Biopharma Corp.[1,3]	400,000	550
Toho Pharmaceutical Co., Ltd.[2]	220,000	2,767
Extendicare Inc., Class A	150,000	2,361
QIAGEN NV1,2	187,404	2,204
Theravance, Inc.[1]	90,000	2,027
CV Therapeutics, Inc.[1]	70,000	1,731
Idenix Pharmaceuticals, Inc.[1]	100,000	1,711
ZymoGenetics Inc.[1]	100,000	1,701
AtheroGenics, Inc.[1]	80,000	1,601
Human Genome Sciences, Inc.[1]	125,000	1,070
Alexion Pharmaceuticals, Inc.[1]	50,000	1,012
Lumenis Ltd.[1]	300,000	666
OSI Pharmaceuticals, Inc.[1]	7,365	207
		129,387

MATERIALS — 4.75%
Sino-Forest Corp., Class A1	3,245,000	13,788
Hanwha Chemical Corp.[2]	1,048,000	11,916
Kenmare Resources PLC[1]	15,317,759	10,267
UrAsia Energy Ltd.[1]	5,000,000	9,333
European Goldfields Ltd.[1,2]	4,341,100	8,514
Dongkuk Steel Mill Co., Ltd.[2]	517,998	8,185
Energem Resources Inc.[1]	4,065,000	6,853
Central African Mining & Exploration Co. PLC[1]	24,080,000	5,107
Adastra Minerals Inc.[1]	1,250,000	1,914
Adastra Minerals Inc.[1,4]	875,000	1,340
Adastra Minerals Inc., GBP denominated[1,4]	800,000	1,182
Sierra Leone Diamond Co. Ltd.[1,3]	5,805,000	4,390
Hanil Cement Co., Ltd.	57,200	4,099
Gemfields Resources PLC[1,4]	2,666,000	1,741
Gemfields Resources PLC[1]	2,000,000	1,306
Ballarat Goldfields NL1,4	10,250,000	2,933
AMR Technologies Inc.[1,4]	1,600,000	2,257
AMR Technologies Inc.[1]	400,000	564
Northern Orion Resources Inc.[1,4]	666,600	2,173
Oriel Resources PLC[1,2]	5,052,000	2,131
Uruguay Mineral Exploration Inc.[1]	400,000	1,651
M-real Oyj, Class B2	257,000	1,282
Aricom PLC[1,2]	4,000,000	1,177
Sungshin Cement Co., Ltd.[2]	38,150	764
Thistle Mining Inc., GBP denominated[1,2]	10,500	3
Thistle Mining Inc.[1,2]	18,300	—
		104,870

CONSUMER STAPLES — 2.34%
Cosan SA Indústria e Comércio, ordinary nominative[1]	400,000	11,664
Coca-Cola West Japan Co. Ltd.[2]	418,400	9,770
Herbalife Ltd.[1]	227,000	7,382
IAWS Group PLC	440,000	6,323
DELTA HOLDING SA2	519,000	6,148
CP Seven Eleven PCL	23,580,000	3,392
Cawachi Ltd.[2]	62,000	2,629
China Mengniu Dairy Co.[2]	2,987,000	2,547
Efes Breweries International NV (GDR)[1,2,4]	68,700	1,928
		51,783

TELECOMMUNICATION SERVICES — 2.17%
TIM Participações SA, preferred nominative (ADR)	955,020	$24,143
LG Telecom Ltd.[1,2]	1,685,422	11,059
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	3,153
Telemig Celular Participações SA, preferred nominative	1,617,616,000	3,143
Tele Centro Oeste Celular Participações SA, preferred nominative	260,357	2,984
Tele Centro Oeste Celular Participações SA, preferred nominative (ADR)	129,500	1,453
Tele Centro Oeste Celular Participações SA, ordinary nominative	5,228	56
Unwired Group Ltd.[1]	6,072,334	1,893
		47,884

UTILITIES — 1.55%
Xinao Gas Holdings Ltd.[2]	32,539,000	25,781
Reliance Energy Ltd.[2]	207,300	2,788
E1 Corp.	66,410	2,749
Tata Power Co. Ltd.[2]	178,953	1,736
Electricity Generating PCL	550,000	1,140
		34,194

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		105,412

Total common stocks (cost: $1,527,244,000)		2,027,403

Rights & warrants — 0.14%

CONSUMER DISCRETIONARY — 0.09%
Pantaloon Retail Ltd., rights, expire 2006[1,2]	70,000	1,863

MATERIALS — 0.04%
Northern Orion Resources Inc., warrants, expire 2008[1,4]	333,000	587
Kenmare Resources PLC, warrants, expire 2009[1]	525,000	205
AMR Technologies Inc., warrants, expire 2008[1,4]	800,000	158
Namibian Minerals Corp., warrants, expire 2006[1,2]	950,000	—
		950

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1]	666,000	232

Total rights & warrants (cost: $76,000)		3,045

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,2,4]	125,000	—

Total convertible securities (cost: $625,000)		—

	Principal amount	Market value
Short-term securities — 7.90%	(000)	(000)

Preferred Receivables Funding Corp. 4.30% due 1/17/2006[4]	$23,100	$23,053
Federal Home Loan Bank 4.05% due 1/11/2006	22,700	22,672
Freddie Mac 4.08%-4.255% due 1/24-2/27/2006	22,400	22,300
IXIS Commercial Paper Corp. 4.26%-4.30% due 2/2-2/10/2006[4]	20,000	19,914
Barton Capital Corp. 4.12% due 1/5/2006[4]	13,800	13,792
Mont Blanc Capital Corp. 4.27% due 1/6/2006[4]	12,900	12,891
Amsterdam Funding Corp. 4.28% due 2/3/2006[4]	11,500	11,453
General Electric Capital Corp. 4.20% due 1/3/2006	9,500	9,496
Fannie Mae 4.29% due 3/8/2006	8,800	8,730
Shell International Finance BV 4.28% due 2/10/2006	8,600	8,558
American Honda Finance Corp. 4.24% due 1/19/2006	7,800	7,783
KfW International Finance Inc. 4.23% due 1/27/2006[4]	7,200	7,177
Old Line Funding, LLC 4.11% due 1/4/2006[4]	6,600	6,597

Total short-term securities (cost: $174,412,000)		174,416

Total investment securities (cost: $1,702,357,000)		2,204,864
Other assets less liabilities		3,488

Net assets		$2,208,352

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 158 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $915,916,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Represents an affiliated company as defined under the Investment Company Act of 1940.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $132,728,000, which represented 6.01% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Growth Fund
Investment portfolio

December 31, 2005

Common stocks — 91.04%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.22%
Google Inc., Class A1	2,726,700	$1,131,199
Microsoft Corp.	19,015,000	497,242
Texas Instruments Inc.	7,626,000	244,566
Yahoo! Inc.[1]	5,726,500	224,364
Corning Inc.[1]	11,150,000	219,209
Taiwan Semiconductor Manufacturing Co. Ltd.	78,660,068	150,069
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,950,000	68,874
KLA-Tencor Corp.	3,705,000	182,768
Xilinx, Inc.	7,240,000	182,521
SOFTBANK CORP.	3,904,000	164,776
Maxim Integrated Products, Inc.	4,005,000	145,141
Cisco Systems, Inc.[1]	8,433,000	144,373
Analog Devices, Inc.	3,675,000	131,822
Linear Technology Corp.	2,895,000	104,423
Novell, Inc.[1]	9,500,000	83,885
Samsung Electronics Co., Ltd.	125,000	81,770
First Data Corp.	1,850,000	79,568
Altera Corp.[1]	3,750,000	69,488
Microchip Technology Inc.	2,150,000	69,122
AU Optronics Corp.	41,016,120	61,349
VeriSign, Inc.[1]	2,300,000	50,416
Iron Mountain Inc.[1]	1,100,000	46,442
Advanced Micro Devices, Inc.[1]	1,340,000	41,004
Dell Inc.[1]	1,270,000	38,087
Cadence Design Systems, Inc.[1]	2,096,300	35,469
International Business Machines Corp.	400,000	32,880
LG.Philips LCD Co., Ltd. (ADR) (Korea)[1]	1,400,000	30,044
Applied Materials, Inc.	1,605,000	28,794
Oracle Corp.[1]	2,350,000	28,693
Ceridian Corp.[1]	1,100,000	27,335
Hon Hai Precision Industry Co., Ltd.	3,919,135	21,534
Micron Technology, Inc.[1]	1,600,000	21,296
Sabre Holdings Corp., Class A	796,959	19,215
Mentor Graphics Corp.[1]	1,850,000	19,129
Automatic Data Processing, Inc.	400,000	18,356
Compuware Corp.[1]	2,025,000	18,164
Intuit Inc.[1]	225,176	12,002
Murata Manufacturing Co., Ltd.	180,000	11,533
Hirose Electric Co., Ltd.	75,000	9,999
Hewlett-Packard Co.	250,000	7,157
Sanmina-SCI Corp.[1]	1,430,000	6,092
		4,560,170

CONSUMER DISCRETIONARY — 16.66%
Lowe’s Companies, Inc.	6,885,000	$458,954
Target Corp.	7,890,000	433,713
Carnival Corp., units	5,585,000	298,630
Starbucks Corp.[1]	6,920,000	207,669
Expedia, Inc.[1]	8,546,630	204,777
Best Buy Co., Inc.	4,490,400	195,243
Harrah’s Entertainment, Inc.	2,642,000	188,348
IAC/InterActiveCorp[1]	6,397,630	181,117
News Corp. Inc.	10,980,000	170,739
Liberty Global, Inc., Class A1	4,232,500	95,231
Liberty Global, Inc., Class C1	3,389,720	71,862
Michaels Stores, Inc.	4,070,000	143,956
Kohl’s Corp.[1]	2,726,766	132,521
Liberty Media Corp., Class A1	14,670,000	115,453
Time Warner Inc.	6,607,725	115,239
Clear Channel Communications, Inc.	2,612,500	82,163
Applebee’s International, Inc.	3,107,000	70,187
eBay Inc.[1]	1,500,000	64,875
International Game Technology	1,881,000	57,897
Takashimaya Co., Ltd.	3,440,000	54,928
Gentex Corp.	2,700,000	52,650
Magna International Inc., Class A	725,000	52,185
Comcast Corp., Class A, special nonvoting stock[1]	1,240,000	31,856
Comcast Corp., Class A1	768,615	19,953
Harley-Davidson Motor Co.	852,800	43,911
Apollo Group, Inc., Class A1	695,000	42,020
Ross Stores, Inc.	1,400,000	40,460
Toyota Motor Corp.	765,000	39,680
Outback Steakhouse, Inc.	600,000	24,966
Limited Brands, Inc.	1,087,457	24,305
Discovery Holding Co.[1]	1,549,000	23,467
Gap, Inc.	1,064,600	18,780
		3,757,735

ENERGY — 14.99%
Schlumberger Ltd.	3,609,800	350,692
Burlington Resources Inc.	3,190,000	274,978
Halliburton Co.	3,880,000	240,405
EOG Resources, Inc.	3,265,000	239,553
Devon Energy Corp.	3,409,072	213,203
Transocean Inc.[1]	2,731,400	190,351
Diamond Offshore Drilling, Inc.	2,660,000	185,029
Canadian Natural Resources, Ltd.	3,625,700	179,726
Newfield Exploration Co.[1]	3,317,200	166,092
Suncor Energy Inc.	2,524,200	159,190
BJ Services Co.	4,134,000	151,594
Murphy Oil Corp.	2,698,800	145,708
Southwestern Energy Co.[1]	3,081,200	110,738
Petro-Canada	2,660,300	106,746
Quicksilver Resources Inc.[1]	1,974,150	82,934
Baker Hughes Inc.	1,250,000	75,975
OPTI Canada Inc.[1]	2,140,000	70,260
National Oilwell Varco Inc.[1]	844,700	52,963
Norsk Hydro ASA	490,000	50,298
Rosetta Resources Inc.[1,2,3,4]	2,980,000	48,276
Saipem SpA	2,755,000	45,161
Talisman Energy Inc.	800,000	42,304
FMC Technologies, Inc.[1]	850,000	36,482
ENSCO International Inc.	725,000	32,154
Denbury Resources Inc.[1]	1,400,000	31,892
Exxon Mobil Corp.	550,000	30,893
BG Group PLC	3,050,000	30,114
Caltex Australia Ltd.	1,484,030	21,099
Noble Corp.	225,000	15,871
		3,380,681

HEALTH CARE — 12.63%
Roche Holding AG	2,160,000	324,008
Sanofi-Aventis	3,533,900	309,286
WellPoint, Inc.[1]	2,655,000	211,843
AstraZeneca PLC (ADR) (United Kingdom)	2,715,000	131,949
AstraZeneca PLC (Sweden)	1,200,000	58,646
Express Scripts, Inc.[1]	1,928,000	161,566
Cardinal Health, Inc.	2,150,000	147,813
Medtronic, Inc.	2,500,000	143,925
Gilead Sciences, Inc.[1]	2,620,000	137,891
Schering-Plough Corp.	6,000,000	125,100
UnitedHealth Group Inc.	1,925,000	119,619
Forest Laboratories, Inc.[1]	2,710,000	110,243
Amgen Inc.[1]	1,300,000	102,518
Guidant Corp.	1,377,700	89,206
Medco Health Solutions, Inc.[1]	1,419,000	79,180
Shire PLC (ADR)	2,000,000	77,580
Sepracor Inc.[1]	1,500,000	77,400
Vertex Pharmaceuticals Inc.[1]	2,500,000	69,175
Endo Pharmaceuticals Holdings Inc.[1]	2,000,000	60,520
Eli Lilly and Co.	970,000	54,892
Aveta, Inc.[1,2,3,4]	3,918,000	52,893
American Pharmaceutical Partners, Inc.[1]	1,275,000	49,457
Kinetic Concepts, Inc.[1]	1,000,000	39,760
Biogen Idec Inc.[1]	835,000	37,851
McKesson Corp.	665,000	34,307
Martek Biosciences Corp.[1]	1,000,000	24,610
Allergan, Inc.	160,000	17,274
		2,848,512

CONSUMER STAPLES — 7.13%
Altria Group, Inc.	7,380,000	551,434
Walgreen Co.	5,000,000	221,300
Seven & I Holdings Co., Ltd.[1]	3,942,000	168,719
PepsiCo, Inc.	1,845,000	109,003
Anheuser-Busch Companies, Inc.	2,325,000	99,882
Whole Foods Market, Inc.	1,050,000	81,259
Coca-Cola Co.	1,945,000	78,403
Bunge Ltd.	1,300,000	73,593
Constellation Brands, Inc., Class A1	2,624,000	68,828
Performance Food Group Co.[1]	1,650,000	46,810
Avon Products, Inc.	1,526,000	43,567
Wm. Wrigley Jr. Co.	450,000	29,920
Procter & Gamble Co.	380,000	21,994
General Mills, Inc.	265,000	13,070
		1,607,782

FINANCIALS — 6.01%
Fannie Mae	4,120,000	201,097
Banco Bradesco SA, preferred nominative (ADR)	6,750,000	196,762
American International Group, Inc.	2,725,000	185,927
Freddie Mac	2,297,700	150,155
Citigroup Inc.	2,575,000	124,965
Mitsui Trust Holdings, Inc.	9,300,000	111,609
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,640,000	104,255
Promise Co., Ltd.	1,445,000	96,137
XL Capital Ltd., Class A	955,000	64,348
Golden West Financial Corp.	570,000	37,620
Bank of New York Co., Inc.	900,000	28,665
Wells Fargo & Co.	400,000	25,132
Mitsubishi UFJ Financial Group, Inc.	1,457	19,758
Marsh & McLennan Companies, Inc.	253,600	8,054
		1,354,484

INDUSTRIALS — 5.06%
Tyco International Ltd.	6,761,500	195,137
General Electric Co.	4,430,000	155,271
Monster Worldwide Inc.[1]	3,100,000	126,542
Southwest Airlines Co.	7,670,300	126,023
Boeing Co.	1,165,000	81,830
United Parcel Service, Inc., Class B	1,061,100	79,742
Lockheed Martin Corp.	1,150,000	73,175
Northrop Grumman Corp.	1,150,000	69,127
Illinois Tool Works Inc.	474,600	41,760
MSC Industrial Direct Co., Inc., Class A	1,000,000	40,220
Allied Waste Industries, Inc.[1]	4,079,900	35,658
3M Co.	395,000	30,612
Robert Half International Inc.	800,000	30,312
JetBlue Airways Corp.[1]	1,875,000	28,838
General Dynamics Corp.	150,000	17,107
Raytheon Co.	246,000	9,877
		1,141,231

TELECOMMUNICATION SERVICES — 2.33%
Qwest Communications International Inc.[1]	43,050,000	243,232
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	41,186
Telephone and Data Systems, Inc.	1,130,000	40,714
Vodafone Group PLC (ADR)	1,850,000	39,720
Vodafone Group PLC	12,250,000	26,421
Sprint Nextel Corp.	2,819,602	65,866
Bharti Tele-Ventures Ltd.[1]	7,499,800	57,620
United States Cellular Corp.[1]	204,900	10,122
		524,881

MATERIALS — 1.73%
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	75,562
Barrick Gold Corp.	2,700,000	75,249
Rio Tinto PLC	1,400,000	63,880
Monsanto Co.	700,000	54,271
CRH PLC	1,700,000	49,963
Newcrest Mining Ltd.	2,740,000	48,845
Valspar Corp.	932,200	22,998
		390,768

UTILITIES — 0.14%
Questar Corp.	400,000	30,280

MISCELLANEOUS — 4.14%
Other common stocks in initial period of acquisition		934,223

Total common stocks (cost: $15,067,157,000)		20,530,747

	Principal amount	Market value
Bonds & notes — 0.12%	(000)	(000)

CONSUMER DISCRETIONARY — 0.12%
General Motors Corp. 8.25% 2023	$7,180	$4,649
General Motors Corp. 8.375% 2033	31,973	21,262

Total bonds & notes (cost: $29,284,000)		25,911

Short-term securities — 9.45%

Clipper Receivables Co., LLC 4.06%-4.28% due 1/9-1/25/2006[4]	128,400	128,166
Bank of America Corp. 4.25%-4.28% due 2/2-2/3/2006	100,000	99,614
Ranger Funding Co. LLC 4.29% due 1/20/2006[4]	25,000	24,940
Federal Home Loan Bank 4.16%-4.25% due 2/1-3/8/2006	124,054	123,395
Variable Funding Capital Corp. 4.14%-4.38% due 1/13-3/13/2006[4]	123,000	122,375
Concentrate Manufacturing Co. of Ireland 4.14%-4.27% due 1/4-2/7/2006[4]	118,100	117,781
Atlantic Industries 4.15%-4.25% due 1/24-1/27/2006[4]	75,000	74,782
Coca-Cola Co. 4.02% due 1/6/2006	38,600	38,575
HSBC Finance Corp. 4.11%-4.32% due 1/10-2/13/2006	112,500	112,234
Freddie Mac 4.19%-4.255% due 1/30-2/27/2006	104,600	104,070
Wells Fargo Bank, N.A. 4.12%-4.32% due 1/5-2/14/2006	97,100	97,100
International Lease Finance Corp. 4.25%-4.28% due 1/24-2/7/2006	96,050	95,656
Edison Asset Securitization LLC 4.18%-4.35% due 1/17-2/22/2006[4]	82,300	81,878
General Electric Capital Corp. 4.20% due 1/3/2006	9,000	8,996
BellSouth Corp. 4.02%-4.24% due 1/5-1/26/2006[4]	85,000	84,829
Ciesco LLC 4.33% due 2/21/2006[4]	50,000	49,687
CAFCO, LLC 4.17%-4.36% due 1/6-3/1/2006[4]	34,300	34,218
Park Avenue Receivables Co., LLC 4.27%-4.30% due 1/27-2/8/2006[4]	52,300	52,085
Preferred Receivables Funding Corp. 4.23% due 1/4/2006[4]	31,000	30,985
IBM Capital Inc. 4.33% due 3/8-3/9/2006[4]	80,000	79,374
Pfizer Investment Capital PLC 4.13%-4.315% due 1/13-2/16/2006[4]	78,200	77,904
Fannie Mae 4.25%-4.31% due 3/2-3/15/2006	75,000	74,377
NetJets Inc. 4.15%-4.29% due 1/19-2/6/2006[4]	53,500	53,305
Triple-A One Funding Corp. 4.18%-4.30% due 1/10-1/18/2006[4]	51,184	51,116
Tennessee Valley Authority 4.05%-4.19% due 1/19-2/9/2006	51,000	50,806
Caterpillar Financial Services Corp. 4.22%-4.29% due 1/23-2/13/2006	50,000	49,763
Merck & Co. Inc. 4.26%-4.30% due 2/2-2/6/2006[4]	47,400	47,197
Medtronic Inc. 4.25% due 1/25/2006[4]	35,000	34,897
Anheuser-Busch Companies, Inc. 4.20%-4.31% due 2/1-3/15/2006[4]	32,000	31,783
Federal Farm Credit Banks 4.25% due 3/3/2006	27,800	27,596
Verizon Network Funding Corp. 4.26% due 1/17/2006	25,000	24,950
3M Co. 4.27% due 2/27/2006	25,000	24,828
Procter & Gamble Co. 4.24% due 2/21/2006[4]	21,700	21,566

Total short-term securities (cost: $2,130,741,000)		2,130,828

Total investment securities (cost: $17,227,182,000)		22,687,486
Other assets less liabilities		(136,623)

Net assets		$22,550,863

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Represents an affiliated company as defined under the Investment Company Act of 1940.
3 Valued under fair value procedures adopted by authority of the board of trustees.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,300,037,000, which represented 5.76% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

International Fund
Investment portfolio

December 31, 2005

Common stocks — 83.97%	Shares	Market value (000)

FINANCIALS — 21.47%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	$114,553
Mitsubishi UFJ Financial Group, Inc.[1]	7,342	99,535
Société Générale[1]	743,000	91,437
Kookmin Bank[1]	1,211,000	91,277
Hypo Real Estate Holding AG1	1,390,000	72,246
ICICI Bank Ltd.[1]	4,400,000	57,181
Macquarie Bank Ltd.[1]	1,143,898	57,175
ING Groep NV1	1,549,310	53,663
Allianz AG1	351,200	53,099
Swire Pacific Ltd., Class A1	5,720,000	51,342
ABN AMRO Holding NV1	1,572,234	41,103
UniCredito Italiano SpA[1]	5,600,000	38,501
Promise Co., Ltd.[1]	575,000	38,237
Banco Bilbao Vizcaya Argentaria, SA1	2,072,500	37,008
Sun Hung Kai Properties Ltd.[1]	3,730,000	36,316
Royal Bank of Scotland Group PLC[1]	1,156,278	34,854
Crédit Agricole SA1	1,100,000	34,661
Hongkong Land Holdings Ltd.[1]	10,500,000	32,973
Banco Santander Central Hispano, SA1	2,475,731	32,629
Takefuji Corp.[1]	465,000	31,527
St. George Bank Ltd.[1]	1,364,000	29,683
PartnerRe Holdings Ltd.	416,300	27,338
UBS AG1	285,000	27,149
Siam Commercial Bank PCL[1]	20,816,200	26,613
Shinhan Financial Group Co., Ltd.[1]	634,670	25,718
HSBC Holdings PLC (United Kingdom)[1]	767,460	12,326
HSBC Holdings PLC (Hong Kong)[1]	650,000	10,429
Mizuho Financial Group, Inc.[1]	2,770	21,968
Samsung Fire & Marine Insurance Co., Ltd.[1]	160,610	20,350
Bank of Nova Scotia	500,000	19,843
AXA[1]	550,000	17,762
Westpac Banking Corp.[1]	962,514	16,074
Mitsui Sumitomo Insurance Co., Ltd.[1]	1,280,000	15,650
Mitsui Trust Holdings, Inc.[1]	1,281,000	15,398
DnB NOR ASA[1]	1,050,000	11,200
		1,396,818

CONSUMER DISCRETIONARY — 10.29%
Grupo Televisa, SA, ordinary participation certificates (ADR)	867,000	69,794
Kingfisher PLC[1]	15,603,645	63,601
Yamada Denki Co., Ltd.[1]	425,000	52,993
Accor SA1	920,904	50,698
Swatch Group Ltd[1]	210,386	31,210
Swatch Group Ltd[1]	497,444	15,035
LG Electronics Inc.[1]	502,860	44,229
Mediaset SpA[1]	4,050,000	42,878
Rakuten, Inc.[1]	41,530	39,891
Sony Corp.[1]	950,000	38,800
Honda Motor Co., Ltd.[1]	604,500	34,472
Nikon Corp.[1]	1,856,000	29,139
News Corp. Inc. Class B	974,283	16,183
News Corp. Inc. Class A	687,292	10,687
Industria de Diseno Textil, SA1	703,077	22,903
Greek Organization of Football Prognostics SA1	646,160	22,210
DSG International PLC[1]	6,342,341	17,841
Cie. Financière Richemont AG, units, Class A1	325,000	14,123
Suzuki Motor Corp.[1]	700,000	12,973
Toyota Motor Corp.[1]	230,000	11,927
Kesa Electricals PLC[1]	2,070,000	9,245
Pearson PLC[1]	750,000	8,864
Publishing & Broadcasting Ltd.[1]	375,000	4,523
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	800,276	3,171
SET India Ltd.[1,2,3]	32,200	1,602
		668,992

INFORMATION TECHNOLOGY — 8.75%
SOFTBANK CORP.[1]	1,852,000	78,303
Samsung Electronics Co., Ltd.[1]	105,244	68,084
Rohm Co., Ltd.[1]	592,100	64,245
livedoor Co., Ltd.[1,2]	8,300,000	51,840
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	21,483,042	40,974
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	979,599	9,708
Murata Manufacturing Co., Ltd.[1]	605,000	38,750
Mediatek Incorporation[1]	3,004,000	35,445
Nippon Electric Glass Co., Ltd.[1]	1,580,000	34,429
Hirose Electric Co., Ltd.[1]	238,300	31,723
Hoya Corp.[1]	868,600	31,212
Tokyo Electron Ltd.[1]	435,000	27,243
Chi Mei Optoelectronics Corp.[1]	16,614,212	24,598
Hon Hai Precision Industry Co., Ltd.[1]	3,300,324	18,132
AU Optronics Corp.[1]	9,782,000	14,552
		569,238

TELECOMMUNICATION SERVICES — 8.24%
Telekom Austria AG1	6,094,899	136,594
Koninklijke KPN NV1	8,685,600	87,008
América Móvil SA de CV, Series L (ADR)	1,440,000	42,134
Telefónica, SA1	2,487,984	37,426
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	59,925,000	35,987
China Unicom Ltd.[1]	42,678,200	34,620
Vodafone Group PLC[1]	15,759,600	33,957
Tele Norte Leste Participações SA, preferred nominative	1,798,414	31,943
France Télécom, SA1	845,000	20,981
Chunghwa Telecom Co., Ltd. (ADR)	1,000,000	18,350
Belgacom SA1	510,000	16,620
KDDI Corp.[1]	2,130	12,282
Teléfonos de México, SA de CV, Class L (ADR)	460,000	11,353
China Netcom Group Corp. Ltd. (ADR) (China)	307,200	9,965
Deutsche Telekom AG1	280,000	4,661
Singapore Telecommunications Ltd.[1]	1,439,290	2,256
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		536,137

ENERGY — 8.14%
Canadian Natural Resources, Ltd.	1,540,000	76,338
Royal Dutch Shell PLC, Class B1	1,193,868	38,232
Royal Dutch Shell PLC, Class B (ADR)	275,839	17,800
Royal Dutch Shell PLC, Class A1	522,000	15,942
Reliance Industries Ltd.[1]	3,628,695	71,789
Oil & Natural Gas Corp. Ltd.[1]	2,213,000	57,782
Husky Energy Inc.	1,035,000	52,525
Petro-Canada	1,080,000	43,336
Norsk Hydro ASA[1]	410,000	42,329
Nexen Inc.	859,625	40,977
ENI SpA[1]	960,000	26,591
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	18,174
Repsol YPF, SA1	545,080	15,916
OAO NOVATEK (GDR)[1]	400,900	9,015
OAO NOVATEK (GDR)[1,3]	109,100	2,453
		529,199

HEALTH CARE — 5.79%
AstraZeneca PLC (United Kingdom)[1]	1,262,500	61,359
AstraZeneca PLC (Sweden)[1]	510,500	24,942
Roche Holding AG1	569,500	85,473
Novo Nordisk A/S, Class B1	1,439,000	80,903
UCB NV1	858,924	40,301
Fresenius Medical Care AG, preferred[1]	314,000	29,315
Sanofi-Aventis[1]	200,000	17,487
Shionogi & Co., Ltd.[1]	1,200,000	16,901
Ranbaxy Laboratories Ltd.[1]	1,176,000	9,501
Elan Corp., PLC (ADR)[2]	370,000	5,154
Coloplast A/S, Class B1	82,000	5,086
		376,422

CONSUMER STAPLES — 5.60%
Seven & I Holdings Co., Ltd.[1,2]	2,667,000	114,340
Nestlé SA1	147,820	44,139
Koninklijke Ahold NV1,2	5,205,000	39,016
Shinsegae Co., Ltd. (Korea)[1]	70,000	30,720
METRO AG1	574,000	27,688
Groupe Danone[1]	242,400	25,334
Wal-Mart de México, SA de CV, Series V	3,090,120	17,178
Orkla AS1	400,799	16,568
Woolworths Ltd.[1]	1,245,733	15,401
Heineken NV1	281,250	8,916
Unilever NV1	130,000	8,891
Uni-Charm Corp.[1]	195,000	8,754
Coca-Cola HBC SA	250,000	7,356
		364,301

MATERIALS — 5.51%
Bayer AG1	2,013,000	$84,087
Nitto Denko Corp.[1]	949,900	74,125
Placer Dome Inc.	2,070,000	47,397
Cemex, SA de CV, ordinary participation certificates, units (ADR)	468,581	27,801
Siam Cement PCL[1]	4,020,000	25,856
BHP Billiton PLC[1]	1,500,000	24,475
Cía. Vale do Rio Doce, ordinary nominative (ADR)	500,000	20,570
Holcim Ltd.[1]	285,714	19,454
Rio Tinto PLC[1]	337,500	15,416
L’Air Liquide[1]	72,000	13,830
Gold Fields Ltd.[1]	317,100	5,592
		358,603

INDUSTRIALS — 3.32%
Siemens AG1	575,000	49,192
Mitsubishi Corp.[1]	1,820,000	40,248
Bharat Heavy Electricals Ltd.[1]	1,100,000	33,924
Asahi Glass Co., Ltd.[1]	2,120,000	27,301
Capita Group PLC[1]	3,750,000	26,873
Qantas Airways Ltd.[1]	8,341,761	24,728
FANUC LTD[1]	162,000	13,740
		216,006

UTILITIES — 2.34%
Veolia Environnement[1]	1,380,900	62,466
E.ON AG1	215,000	22,254
Scottish Power PLC[1]	2,190,000	20,437
National Grid PLC[1]	1,842,857	18,017
Hong Kong and China Gas Co. Ltd.[1]	7,000,000	14,933
Gas Natural SDG, SA1	500,000	13,994
		152,101

MISCELLANEOUS — 4.52%
Other common stocks in initial period of acquisition		294,125

Total common stocks (cost: $3,808,283,000)		5,461,942

	Principal amount
Short-term securities — 15.81%	(000)

Thunder Bay Funding, LLC 4.20%-4.36% due 1/6-2/15/2006[3]	$48,136	47,993
Old Line Funding, LLC 4.14% due 1/5/2006[3]	17,100	17,090
Federal Home Loan Bank 4.10%-4.20% due 1/11-2/8/2006	56,400	56,244
Sheffield Receivables Corp. 4.14%-4.21% due 1/3-1/13/2006[3]	52,800	52,739
KfW International Finance Inc. 4.23%-4.35% due 1/27-2/27/2006[3]	50,400	50,182
Pfizer Investment Capital PLC 4.225% due 1/19/2006[3]	50,000	49,888
Concentrate Manufacturing Co. of Ireland 4.22%-4.26% due 1/12-2/1/2006[3]	50,000	49,858
GlaxoSmithKline Finance PLC 4.30% due 2/13/2006	50,000	49,741
IXIS Commercial Paper Corp. 4.31% due 2/10-2/23/2006[3]	50,000	49,725
Siemens Capital Co. LLC 4.20%-4.31% due 2/8-3/6/2006	46,500	46,228
Freddie Mac 4.21%-4.23% due 1/31-2/16/2006	46,000	45,790
American Honda Finance Corp. 4.09%-4.20% due 1/4-1/23/2006	41,500	41,445
Atlantic Industries 4.15%-4.24% due 1/17-2/6/2006[3]	39,750	39,637
Bank of Ireland 4.34% due 2/14/2006[3]	38,000	37,794
Swedish Export Credit Corp. 4.24%-4.25% due 1/12-1/20/2006	35,000	34,941
Park Avenue Receivables Co., LLC 4.29%-4.30% due 1/13/2006[3]	30,800	30,752
DaimlerChrysler Revolving Auto Conduit LLC II 4.30%-4.33% due 1/4-1/26/2006	29,500	29,460
Procter & Gamble Co. 4.18% due 1/3/2006[3]	25,000	24,991
Ranger Funding Co. LLC 4.23% due 1/5/2006[3]	25,000	24,985
Mont Blanc Capital Corp. 4.20% due 1/6/2006[3]	25,000	24,982
Caisse d’Amortissement de la Dette Sociale 4.19% due 1/30/2006	25,000	24,913
Toyota Motor Credit 4.29% due 2/6/2006	25,000	24,891
Electricité de France 4.20% due 1/18/2006	24,750	24,698
Canadian Imperial Holdings Inc. 4.35% due 2/28/2006	21,900	21,741
BMW U.S. Capital Corp. 4.22%-4.23% due 1/13-1/30/2006[3]	20,380	20,325
Barton Capital LLC 4.18% due 1/10/2006[3]	20,102	20,079
Nestle Capital Corp. 4.06% due 1/9/2006[3]	20,000	19,980
Stadshypotek Delaware Inc. 4.30% due 2/14/2006[3]	20,000	19,894
Amsterdam Funding Corp. 4.30% due 1/17/2006[3]	19,300	19,261
CBA (Delaware) Finance Inc. 4.28% due 2/7/2006	11,600	11,548
BNP Paribas Finance Inc. 4.30% due 2/8/2006	11,000	10,949
Dexia Delaware LLC 4.26% due 2/2/2006	5,650	5,628

Total short-term securities (cost: $1,028,341,000)		1,028,372

Total investment securities (cost: $4,836,624,000)		6,490,314
Other assets less liabilities		14,427

Net assets		$6,504,741

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 142 of the fund’s securities, including those in “Other securities” and “Miscellaneous” in the summary investment portfolio (with aggregate value of $4,658,539,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $607,381,000, which represented 9.34% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

December 31, 2005

Common stocks — 78.91%	Shares	Market value (000)

FINANCIALS — 15.38%
Housing Development Finance Corp. Ltd.[1]	435,100	$11,680
PT Bank Rakyat Indonesia[1]	29,171,150	8,973
China Construction Bank Corp., H shares[2]	23,938,100	8,336
Banco Itaú Holding Financeira SA, preferred nominative	328,000	7,903
Unibanco-União de Bancos Brasileiros SA, units (GDR)	111,000	7,056
Bank Muscat (SAOG) (GDR)[1,2]	285,500	6,920
EFG International[1,2]	240,000	6,388
HSBC Holdings PLC[1]	325,000	5,215
Piraeus Bank SA1	221,000	4,733
Bank Polska Kasa Opieki SA1	88,000	4,731
Banco Latinoamericano de Exportaciones, SA	235,000	4,300
ICICI Bank Ltd.[1]	282,174	3,667
ICICI Bank Ltd. (ADR)	8,000	230
Finansbank AS1,2	875,000	3,892
Grupo Financiero Banorte, SA de CV	1,800,000	3,778
National Savings and Commercial Bank Ltd.[1]	114,000	3,716
KASIKORNBANK PCL, nonvoting depositary receipt[1]	2,120,000	3,619
National Bank of Pakistan	1,050,000	3,507
Itaúsa — Investimentos Itaú SA, preferred nominative	988,790	3,132
Erste Bank der oesterreichischen Sparkassen AG1	55,600	3,085
Bank Hapoalim Ltd.[1]	650,000	3,014
American International Group, Inc.	33,000	2,252
Citigroup Inc.	42,000	2,038
Bank of the Philippine Islands[1]	1,844,616	1,894
Kookmin Bank[1]	23,000	1,734
Banco Santander Central Hispano, SA1	100,782	1,328
HDFC Bank Ltd.[1]	36,500	575
		117,696

CONSUMER STAPLES — 9.40%
Tesco PLC[1]	1,903,418	10,849
Nestlé SA1	31,500	9,406
Cía. de Bebidas das Américas — AmBev, preferred nominative (ADR)	180,000	6,849
Cía. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,439
Pyaterochka Holding NV (GDR)[1,2,3]	477,200	6,899
PepsiCo, Inc.	71,000	4,195
Fomento Económico Mexicano, SA de CV (ADR)	57,300	4,155
Avon Products, Inc.	126,800	3,620
Migros Türk TAS[1]	370,147	3,596
Wal-Mart de México, SA de CV, Series V (ADR)	44,000	2,442
Wal-Mart de México, SA de CV, Series V	200,000	1,112
Coca-Cola Co.	71,000	2,862
Anheuser-Busch Companies, Inc.	65,000	2,792
Unilever NV1	26,500	1,812
Coca-Cola HBC SA	60,000	1,765
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	480,000	1,718
Hindustan Lever Ltd.[1]	360,000	1,576
Groupe Danone[1]	14,982	1,566
Oriflame Cosmetics SA (SDR)[1]	50,000	1,442
Heineken NV1	31,250	990
Unilever PLC[1]	87,587	868
		71,953

CONSUMER DISCRETIONARY — 8.80%
Maruti Udyog Ltd.[1]	823,000	11,630
Toyota Motor Corp.[1]	211,100	10,947
Honda Motor Co., Ltd.[1]	119,000	6,786
Kuoni Reisen Holding AG, Class B2	14,000	5,790
Grupo Televisa, SA, ordinary participation certificates (ADR)	64,900	5,224
Merry Electronics Co., Ltd.[1]	1,460,000	4,281
Yue Yuen Industrial (Holdings) Ltd.[1]	1,495,000	4,171
Laureate Education, Inc.[2]	75,000	3,938
Makita Corp.[1]	160,000	3,931
Motor Industries Co. Ltd.	50,000	3,161
Central European Media Enterprises Ltd., Class A (USA — Incorporated in Bermuda)[2]	49,600	2,872
Li & Fung Ltd.[1]	806,000	1,556
LG Electronics Inc.[1]	14,700	1,293
Astro All Asia Networks PLC[1]	928,100	1,289
Koninklijke Philips Electronics NV1	16,000	497
		67,366

MATERIALS — 7.10%
Cía. Vale do Rio Doce, preferred nominative, Class A	179,500	6,434
Cía. Vale do Rio Doce, ordinary nominative (ADR)	36,900	1,518
Phelps Dodge Corp.	45,000	6,474
Cemex, SA de CV, ordinary participation certificates, units (ADR)	99,990	5,932
Votorantim Celulose e Papel SA, preferred nominative (ADR)	475,000	5,838
Associated Cement Companies Ltd.[1]	430,000	5,106
Hindalco Industries Ltd.[1]	1,350,000	4,309
Siam Cement PCL[1]	433,000	2,785
AngloGold Ashanti Ltd.[1]	49,500	2,450
BHP Billiton PLC[1]	142,664	2,328
Ivanhoe Mines Ltd.[2]	303,100	2,177
Holcim Ltd.[1]	31,500	2,145
Asian Paints Ltd.	160,000	2,059
Harmony Gold Mining Co. Ltd.[1,2]	140,000	1,867
Aracruz Celulose SA, Class B, preferred nominative (ADR)	43,300	1,733
Siam City Cement PCL[1]	80,000	655
Formosa Plastics Corp.[1]	340,843	526
		54,336

TELECOMMUNICATION SERVICES — 6.95%
América Móvil SA de CV, Series L (ADR)	310,000	9,071
Telekom Austria AG1	280,000	6,275
Partner Communications Co. Ltd.[1]	571,500	4,807
Partner Communications Co. Ltd. (ADR)	10,000	84
Telefónica, SA1	286,632	4,312
Pakistan Telecommunication Corp.	3,900,000	4,271
China Unicom Ltd.[1]	5,038,000	4,087
Maxis Communications Bhd.[1]	1,734,000	3,854
Brasil Telecom Participações SA, preferred nominative (ADR)	100,000	3,735
Tele Norte Leste Participações SA, preferred nominative	185,297	3,291
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	3,267
Magyar Telekom Telecommunications Co. Ltd. (ADR)	110,000	2,423
Teléfonos de México, SA de CV, Class L (ADR)	50,000	1,234
KT Corp. (ADR)	50,000	1,077
GLOBE TELECOM, Inc.[1]	76,534	1,062
Advanced Info Service PCL[1]	122,000	321
		53,171

INFORMATION TECHNOLOGY — 6.28%
NHN Corp.[1,2]	33,000	8,769
Samsung Electronics Co., Ltd.[1]	11,200	7,245
Mediatek Incorporation[1]	533,472	6,295
Hon Hai Precision Industry Co., Ltd.[1]	1,125,328	6,183
Acer Inc.[1]	2,200,000	5,540
Kingboard Chemical Holdings Ltd.[1]	1,690,000	4,571
Hoya Corp.[1]	114,400	4,111
Venture Corp. Ltd.[1]	221,000	1,834
QUALCOMM Inc.	42,000	1,809
NetEase.com, Inc. (ADR)[2]	30,000	1,685
		48,042

INDUSTRIALS — 6.24%
Bharat Heavy Electricals Ltd.[1]	300,000	9,252
ALL — América Latina Logística, units	185,000	7,898
Daelim Industrial Co., Ltd.[1]	102,000	7,265
Wienerberger AG1	181,500	7,237
Thai Airways International PCL[1]	4,315,300	4,627
AGCO Corp.[2]	260,000	4,308
Asahi Glass Co., Ltd.[1]	272,000	3,503
Hyundai Development Co.[1]	58,200	2,630
3M Co.	13,200	1,023
		47,743

ENERGY — 5.34%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	65,000	4,633
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	3,412
Oil & Natural Gas Corp. Ltd.[1]	222,800	5,817
FMC Technologies, Inc.[2]	116,600	5,004
MOL Magyar Olaj- és Gázipari Rt., Class A1	40,841	3,825
China Shenhua Energy Co. Ltd.[1,2]	2,950,000	3,251
Nexen Inc.	63,428	3,024
PetroChina Co. Ltd. ,Class H1	3,200,000	2,630
Reliance Industries Ltd.[1]	110,000	2,176
Harvest Natural Resources, Inc.[2]	242,000	2,149
Royal Dutch Shell PLC, Class B (ADR)	29,949	1,933
Noble Energy, Inc.	46,000	1,854
China Oilfield Services Ltd., Class H1	2,911,300	1,177
		40,885

UTILITIES — 5.30%
Perusahaan Gas Negara (Persero) Tbk.[1]	8,297,000	$5,814
NTPC Ltd.[1]	2,210,000	5,503
CPFL Energia SA (ADR)	144,000	5,018
Unified Energy System of Russia (GDR) (Russia)[1]	107,400	4,578
Gas Natural SDG, SA1	160,600	4,495
Cheung Kong Infrastructure Holdings Ltd.[1]	1,066,000	3,354
Reliance Energy Ltd.[1]	241,500	3,248
GAIL Ltd. (India)[1]	541,527	3,194
AES Corp.[2]	200,000	3,166
Veolia Environnement[1]	49,000	2,217
		40,587

HEALTH CARE — 3.59%
Novo Nordisk A/S, Class B1	140,160	7,880
KRKA, d.d., Novo mesto[1]	13,000	6,588
Gedeon Richter Ltd.[1]	20,400	3,661
Ranbaxy Laboratories Ltd.[1]	380,858	3,077
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	3,011
Dr. Reddy’s Laboratories Ltd.[1]	120,000	2,606
AstraZeneca PLC[1]	12,700	620
		27,443

MISCELLANEOUS — 4.53%
Other common stocks in initial period of acquisition		34,702

Total common stocks (cost: $430,346,000)		603,924

Rights & warrants — 0.04%

MATERIALS — 0.03%
Hindalco Industries Ltd., rights, expire 2006[2]	337,500	264

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[2]	169,000	59

Total rights & warrants (cost: $0)		323

	Principal amount
Bonds & notes — 10.12%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 9.37%
United Mexican States Government Global 9.875% 2010	$4,125	4,849
United Mexican States Government Global 11.375% 2016	1,408	2,073
United Mexican States Government Global 4.83% 2009[4]	1,250	1,269
United Mexican States Government Global 8.625% 2008	1,154	1,244
United Mexican States Government Global 6.375% 2013	1,000	1,065
United Mexican States Government, Series M20, 8.00% 2023	MXP11,599	1,030
United Mexican States Government, Series MI10, 8.00% 2013	MXP9,402	874
United Mexican States Government Global 10.375% 2009	$750	865
United Mexican States Government, Series MI10, 9.50% 2014	MXP2,000	203
Russian Federation 8.25% 2010	$7,200	7,682
Russian Federation 5.00%/7.50% 2030[3,5]	3,406	3,849
Russian Federation 5.00%/7.50% 2030[5]	750	847
Russian Federation 8.25% 2010[3]	566	604
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,064
Brazil (Federal Republic of) Global 8.00% 2018	2,434	2,632
Brazil (Federal Republic of) Global 9.25% 2010	2,200	2,467
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,795
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,123
Brazil (Federal Republic of) Global 14.50% 2009	550	707
Brazil (Federal Republic of) Global 5.25% 2009[4]	327	326
Brazilian Treasury Bill 0% 2007	R$1	257
Argentina (Republic of) 6.84% 2033[6,7]	ARS14,331	4,416
Argentina (Republic of) 0.72% 2038[7]	ARS11,138	1,560
Argentina (Republic of) 3.504% 2012[4]	$2,000	1,543
Argentina (Republic of) GDP-Linked 2035	ARS43,865	718
Argentina (Republic of) 2.192% 2014[7]	ARS1,096	327
Peru (Republic of) 9.125% 2012	$2,800	3,213
Peru (Republic of) 8.375% 2016	1,725	1,902
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[4]	882	835
Peru (Republic of) 7.35% 2025	500	495
Colombia (Republic of) Global 10.00% 2012	2,100	2,509
Colombia (Republic of) Global 10.75% 2013	1,360	1,693
Columbia (Republic of) 8.125% 2024	500	543
Columbia (Republic of) Global 8.25% 2014	400	446
Colombia (Republic of) Global 11.75% 2020	300	416
Panama (Republic of) Global 9.375% 2023	948	1,192
Panama (Republic of) Global 9.375% 2029	905	1,143
Panama (Republic of) Global 9.375% 2012	790	928
Panama (Republic of) Global 7.125% 2026	890	906
Panama (Republic of) Global 8.875% 2027	300	359
Panama (Republic of) Global 9.625% 2011	219	257
Turkey (Republic of) 11.875% 2030	1,225	1,890
Turkey (Republic of) 20.00% 2007	TRY1,775	1,443
Turkey (Republic of) 15.00% 2010	TRY680	552
Philippines (Republic of) 8.375% 2009	$1,665	1,786
Philippines (Republic of) Global 10.625% 2025	1,200	1,530
Venezuela (Republic of) 9.25% 2027	170	202
Venezuela (Republic of) Global 8.50% 2014	55	61
		71,690

INFORMATION TECHNOLOGY — 0.50%
Amkor Technology, Inc. 7.125% 2011	2,730	2,416
Amkor Technology, Inc. 10.50% 2009	1,495	1,383
		3,799

UTILITIES — 0.14%
Enersis SA 7.375% 2014	650	700
AES Gener SA 7.50% 2014	400	407
		1,107

INDUSTRIALS — 0.06%
TFM, SA de CV 9.375% 2012[3]	400	440

ENERGY — 0.05%
Pemex Project Funding Master Trust 8.00% 2011	200	225
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,8]	200	189
		414

Total bonds & notes (cost: $69,450,000)		77,450

	Principal amount	Market value
Short-term securities — 10.44%	(000)	(000)

Freddie Mac 4.08%-4.22% due 1/24-2/14/2006	$9,800	$9,755
Fannie Mae 4.29% due 3/8/2006	9,600	9,524
Barton Capital Corp. 4.12% due 1/5/2006[3]	9,000	8,995
Federal Home Loan Bank 4.05% due 1/11/2006	8,600	8,589
Amsterdam Funding Corp. 4.26% due 1/18/2006[3]	6,900	6,885
IXIS Commercial Paper Corp. 4.29% due 2/3/2006[3]	6,700	6,673
DaimlerChrysler Revolving Auto Conduit LLC II 4.23% due 1/4/2006	5,700	5,697
Thunder Bay Funding, LLC 4.18% due 1/9/2006[3]	5,630	5,624
Bank of Ireland 4.225% due 1/23/2006[3]	5,400	5,386
Citigroup Funding Inc. 4.36% due 2/22/2006	4,800	4,772
Shell International Finance BV 4.28% due 2/10/2006	4,500	4,478
General Electric Capital Corp. 4.20% due 1/3/2006	3,500	3,498

Total short-term securities (cost: $79,874,000)		79,876

Total investment securities (cost: $579,670,000)		761,573
Other assets less liabilities		3,778

Net assets		$765,351

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At December 31, 2005, 94 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $387,230,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $45,544,000, which represented 5.95% of the net assets of the fund.
4 Coupon rate may change periodically.
5 Step bond; coupon rate will increase at a later date.
6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7 Index-linked bond whose principal amount moves with a government retail price index.
8 Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Blue Chip Income and Growth Fund
Investment portfolio

December 31, 2005

Common stocks — 93.28%	Shares	Market value (000)

FINANCIALS — 19.61%
Fannie Mae	2,380,000	$116,168
American International Group, Inc.	1,300,000	88,699
J.P. Morgan Chase & Co.	2,100,000	83,349
Capital One Financial Corp.	700,000	60,480
Bank of America Corp.	1,075,000	49,611
Citigroup Inc.	925,000	44,890
Freddie Mac	675,000	44,111
MBNA Corp.	1,550,000	42,082
Washington Mutual, Inc.	750,000	32,625
HSBC Holdings PLC (ADR)	225,000	18,106
Jefferson-Pilot Corp.	250,000	14,232
Bank of New York Co., Inc.	440,000	14,014
Equity Office Properties Trust	400,000	12,132
		620,499

CONSUMER DISCRETIONARY — 14.99%
Lowe’s Companies, Inc.	1,370,000	91,324
Best Buy Co., Inc.	1,820,000	79,134
Target Corp.	1,270,000	69,812
General Motors Corp.	1,750,000	33,985
TJX Companies, Inc.	1,350,000	31,360
Leggett & Platt, Inc.	1,350,000	30,996
Carnival Corp., units	575,000	30,745
Clear Channel Communications, Inc.	925,000	29,091
Toyota Motor Corp. (ADR)	275,000	28,770
Mattel, Inc.	1,800,000	28,476
Harley-Davidson Motor Co.	400,000	20,596
		474,289

HEALTH CARE — 13.30%
Cardinal Health, Inc.	1,550,000	106,562
Aetna Inc.	800,000	75,448
AstraZeneca PLC (ADR)	950,000	46,170
Eli Lilly and Co.	775,000	43,857
Schering-Plough Corp.	1,600,000	33,360
Merck & Co., Inc.	1,000,000	31,810
Abbott Laboratories	800,000	31,544
HCA Inc.	600,000	30,300
Amgen Inc.[1]	100,000	7,886
Pfizer Inc	300,000	6,996
Bristol-Myers Squibb Co.	300,000	6,894
		420,827

INFORMATION TECHNOLOGY — 13.06%
Hewlett-Packard Co.	4,350,000	$124,540
Microsoft Corp.	3,050,000	79,758
International Business Machines Corp.	650,000	53,430
Cisco Systems, Inc.[1]	2,400,000	41,088
Applied Materials, Inc.	1,800,000	32,292
Oracle Corp.[1]	2,500,000	30,525
Intel Corp.	600,000	14,976
Automatic Data Processing, Inc.	250,000	11,473
First Data Corp.	250,000	10,753
Linear Technology Corp.	273,628	9,870
Analog Devices, Inc.	70,000	2,511
Maxim Integrated Products, Inc.	60,000	2,174
		413,390

INDUSTRIALS — 11.73%
Tyco International Ltd.	4,375,000	126,263
General Electric Co.	1,950,000	68,348
United Parcel Service, Inc., Class B	710,000	53,357
United Technologies Corp.	760,000	42,492
Norfolk Southern Corp.	592,800	26,575
Emerson Electric Co.	250,000	18,675
Southwest Airlines Co.	1,000,000	16,430
Waste Management, Inc.	500,000	15,175
Pitney Bowes Inc.	90,000	3,803
		371,118

TELECOMMUNICATION SERVICES — 5.56%
BellSouth Corp.	3,795,000	102,845
AT&T Inc.	2,025,000	49,592
Sprint Nextel Corp.	750,000	17,520
Verizon Communications Inc.	200,000	6,024
		175,981

CONSUMER STAPLES — 5.38%
Wal-Mart Stores, Inc.	1,300,000	60,840
Kraft Foods Inc., Class A	1,230,000	34,612
Walgreen Co.	480,000	21,245
Avon Products, Inc.	730,000	20,842
Kimberly-Clark Corp.	255,000	15,211
PepsiCo, Inc.	250,000	14,770
H.J. Heinz Co.	80,000	2,698
		170,218

ENERGY — 5.23%
Schlumberger Ltd.	820,000	79,663
Exxon Mobil Corp.	590,000	33,140
Royal Dutch Shell PLC, Class A (ADR)	500,000	30,745
ConocoPhillips	300,000	17,454
EOG Resources, Inc.	60,000	4,402
		165,404

MATERIALS — 2.13%
Alcoa Inc.	1,375,000	40,659
E.I. du Pont de Nemours and Co.	350,000	14,875
Air Products and Chemicals, Inc.	200,000	11,838
		67,372

UTILITIES — 0.94%
FPL Group, Inc.	400,000	16,624
Duke Energy Corp.	260,000	7,137
Xcel Energy Inc.	250,000	4,615
FirstEnergy Corp.	25,901	1,269
		29,645

MISCELLANEOUS — 1.35%
Other common stocks in initial period of acquisition		42,820

Total common stocks (cost: $2,604,390,000)		2,951,563

	Principal amount
Short-term securities — 7.30%	(000)

Atlantic Industries 4.21%-4.30% due 1/9-2/17/2006[2]	$39,300	39,167
Variable Funding Capital Corp. 4.10%-4.31% due 1/3-2/9/2006[2]	33,300	33,176
Park Avenue Receivables Co., LLC 4.29% due 1/10/2006[2]	29,400	29,365
Clipper Receivables Co., LLC 4.07%-4.32% due 1/4-1/27/2006[2]	17,657	17,628
Freddie Mac 4.22%-4.30% due 2/16-3/14/2006	16,200	16,104
Pfizer Investment Capital PLC 4.155% due 1/19/2006[2]	15,100	15,068
Cloverleaf International Holdings SA 4.26% due 2/2/2006[2]	14,100	14,045
Allstate Corp. 4.17% due 1/3/2006[2]	11,900	11,894
Gannett Co. 4.07% due 1/6/2006[2]	10,700	10,693
Ciesco LLC 4.37% due 2/22/2006[2]	8,000	7,948
Concentrate Manufacturing Co. of Ireland 4.16% due 1/18/2006[2]	7,900	7,884
Federal Home Loan Bank 4.10% due 1/20/2006	7,900	7,882
Procter & Gamble Co. 4.18% due 1/5/2006[2]	7,700	7,696
Ranger Funding Co. LLC 4.19% due 1/4/2006[2]	6,400	6,397
Kimberly-Clark Worldwide Inc. 4.20% due 1/13/2006[2]	5,800	5,791

Total short-term securities (cost: $230,733,000)		230,738

Total investment securities (cost: $2,835,123,000)		3,182,301
Other assets less liabilities		(18,271)

Net assets		$3,164,030

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $206,752,000 which represented 6.53% of the net assets of the fund.

ADR = American Depositary Receipts

Growth-Income Fund
Investment portfolio

December 31, 2005

Common stocks — 87.13%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 16.24%
Oracle Corp.[1]	30,989,000	$378,376
Cisco Systems, Inc.[1]	20,440,000	349,933
Microsoft Corp.	13,035,000	340,865
Hewlett-Packard Co.	10,500,000	300,615
International Business Machines Corp.	3,400,000	279,480
First Data Corp.	4,519,900	194,401
Flextronics International Ltd.[1]	16,000,000	167,040
Intel Corp.	5,520,000	137,779
Texas Instruments Inc.	4,250,000	136,297
Yahoo! Inc.[1]	3,300,000	129,294
Nokia Corp. (ADR)	6,200,000	113,460
Lexmark International, Inc., Class A1	2,400,000	107,592
ASML Holding NV1	5,000,000	99,938
Taiwan Semiconductor Manufacturing Co. Ltd.	49,468,519	94,377
Corning Inc.[1]	3,950,000	77,657
Automatic Data Processing, Inc.	1,455,000	66,770
Ceridian Corp.[1]	2,545,000	63,243
Advanced Micro Devices, Inc.[1]	2,000,000	61,200
Dell Inc.[1]	1,750,000	52,482
Applied Materials, Inc.	2,500,000	44,850
Analog Devices, Inc.	1,200,000	43,044
EMC Corp.[1]	2,800,000	38,136
Xilinx, Inc.	1,500,000	37,815
Jabil Circuit, Inc.[1]	1,000,000	37,090
KLA-Tencor Corp.	750,000	36,997
Intuit Inc.[1]	691,380	36,851
Micron Technology, Inc.[1]	2,750,000	36,602
Avnet, Inc.[1]	1,500,000	35,910
Sanmina-SCI Corp.[1]	5,500,000	23,430
Solectron Corp.[1]	6,250,000	22,875
Altera Corp.[1]	700,000	12,971
		3,557,370

FINANCIALS — 12.98%
American International Group, Inc.	6,000,000	409,380
Fannie Mae	7,450,000	363,635
Citigroup Inc.	5,725,000	277,834
Bank of New York Co., Inc.	5,675,000	180,749
Bank of America Corp.	3,630,000	167,524
J.P. Morgan Chase & Co.	4,147,900	164,630
Capital One Financial Corp.	1,900,000	164,160
Freddie Mac	2,065,000	134,948
St. Paul Travelers Companies, Inc.	3,000,000	134,010
MBNA Corp.	4,000,000	108,600
Washington Mutual, Inc.	2,440,550	106,164
HSBC Holdings PLC (ADR)	1,086,050	87,394
U.S. Bancorp	2,200,000	65,758
Genworth Financial, Inc., Class A	1,800,000	62,244
Manulife Financial Corp.	1,000,000	58,800
Wells Fargo & Co.	920,000	57,804
SunTrust Banks, Inc.	750,000	54,570
Marsh & McLennan Companies, Inc.	1,690,000	53,674
XL Capital Ltd., Class A	730,000	49,187
State Street Corp.	850,000	47,124
Jefferson-Pilot Corp.	660,000	37,574
Allstate Corp.	635,000	34,334
UnumProvident Corp.	1,000,000	22,750
		2,842,847

HEALTH CARE — 12.24%
Eli Lilly and Co.	3,735,000	211,364
WellPoint, Inc.[1]	2,600,000	207,454
Cardinal Health, Inc.	2,595,000	178,406
Medtronic, Inc.	3,050,000	175,588
Abbott Laboratories	4,090,000	161,269
AstraZeneca PLC (ADR)	2,710,150	131,713
AstraZeneca PLC (Sweden)	392,000	19,158
Biogen Idec Inc.[1]	3,216,250	145,793
McKesson Corp.	2,600,000	134,134
Merck & Co., Inc.	4,200,000	133,602
Bristol-Myers Squibb Co.	5,110,000	117,428
AmerisourceBergen Corp.	2,800,000	115,920
CIGNA Corp.	1,000,000	111,700
Sanofi-Aventis	1,165,000	101,961
Schering-Plough Corp.	4,094,800	85,377
Medco Health Solutions, Inc.[1]	1,400,000	78,120
Amgen Inc.[1]	900,000	70,974
Aetna Inc.	750,000	70,732
Smith & Nephew PLC	7,499,700	69,021
Pfizer Inc	2,950,000	68,794
Novo Nordisk A/S, Class B	1,190,000	66,901
Johnson & Johnson	1,000,000	60,100
Guidant Corp.	865,000	56,009
Forest Laboratories, Inc.[1]	1,234,800	50,232
St. Jude Medical, Inc.[1]	900,000	45,180
Applera Corp.	500,000	13,280
		2,680,210

CONSUMER DISCRETIONARY — 12.18%
Lowe’s Companies, Inc.	5,580,000	371,963
Target Corp.	5,300,000	291,341
News Corp. Inc.	10,530,000	163,741
Time Warner Inc.	9,300,000	162,192
Best Buy Co., Inc.	3,675,000	159,789
Magna International Inc., Class A	1,895,100	136,409
Walt Disney Co.	5,600,000	134,232
Garmin Ltd.	1,992,400	132,196
Harley-Davidson Motor Co.	1,850,000	95,256
Amazon.com, Inc.[1]	2,000,000	94,300
Carnival Corp., units	1,582,100	84,595
Home Depot, Inc.	1,850,000	74,888
Clear Channel Communications, Inc.	2,360,000	74,222
Toyota Motor Corp.	1,200,000	62,243
Gentex Corp.	3,000,000	58,500
Starbucks Corp.[1]	1,900,000	57,019
Gannett Co., Inc.	900,000	54,513
Dana Corp.	7,506,800	53,899
Ross Stores, Inc.	1,850,000	53,465
Kohl’s Corp.[1]	1,100,000	53,460
Gap, Inc.	2,604,300	45,940
VF Corp.	800,000	44,272
E.W. Scripps Co., Class A	900,000	43,218
Limited Brands, Inc.	1,725,000	38,554
NIKE, Inc., Class B	390,000	33,848
Mattel, Inc.	2,000,000	31,640
IAC/InterActiveCorp[1]	1,045,000	29,584
ServiceMaster Co.	2,020,000	24,139
Interpublic Group of Companies, Inc.[1]	800,000	7,720
		2,667,138

INDUSTRIALS — 10.57%
Tyco International Ltd.	13,820,300	398,854
General Electric Co.	9,950,000	348,747
United Technologies Corp.	4,100,000	229,231
United Parcel Service, Inc., Class B	2,021,300	151,901
Norfolk Southern Corp.	3,326,500	149,127
Lockheed Martin Corp.	2,100,000	133,623
Avery Dennison Corp.	2,300,000	127,121
Illinois Tool Works Inc.	1,290,300	113,533
General Dynamics Corp.	900,000	102,645
Allied Waste Industries, Inc.[1]	10,436,800	91,218
FANUC LTD	865,000	73,385
Pitney Bowes Inc.	1,552,200	65,580
Waste Management, Inc.	2,150,000	65,252
3M Co.	750,000	58,125
Emerson Electric Co.	700,000	52,290
Ingersoll-Rand Co. Ltd., Class A	1,290,000	52,077
Deere & Co.	500,000	34,055
IKON Office Solutions, Inc.	2,750,000	28,627
Southwest Airlines Co.	1,650,000	27,109
Union Pacific Corp.	150,000	12,076
		2,314,576

ENERGY — 6.96%
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	115,534
Royal Dutch Shell PLC, Class A (ADR)	1,750,000	107,608
Royal Dutch Shell PLC, Class B	139,816	4,465
Marathon Oil Corp.	3,335,000	203,335
Petro-Canada	4,420,000	177,355
Chevron Corp.	2,938,200	166,802
Schlumberger Ltd.	1,570,000	152,526
Devon Energy Corp.	2,312,085	144,598
Husky Energy Inc.	2,742,800	139,192
Exxon Mobil Corp.	2,050,000	115,149
Transocean Inc.[1]	700,000	48,783
Baker Hughes Inc.	800,000	48,624
ConocoPhillips	809,792	47,114
BJ Services Co.	800,000	29,336
Halliburton Co.	390,000	24,164
		1,524,585

CONSUMER STAPLES — 5.71%
Altria Group, Inc.	3,075,000	229,764
Avon Products, Inc.	6,718,400	191,810
Coca-Cola Co.	3,740,000	150,759
Wal-Mart Stores, Inc.	2,500,000	117,000
Sara Lee Corp.	4,400,000	83,160
PepsiCo, Inc.	1,220,000	72,078
Bunge Ltd.	1,200,000	67,932
Constellation Brands, Inc., Class A1	2,380,000	62,427
L’Oréal SA	820,000	60,904
Anheuser-Busch Companies, Inc.	1,335,000	57,352
General Mills, Inc.	1,100,000	54,252
Walgreen Co.	1,000,000	44,260
Unilever NV (New York registered)	500,000	34,325
Kimberly-Clark Corp.	280,000	16,702
H.J. Heinz Co.	275,000	9,273
		1,251,998

TELECOMMUNICATION SERVICES — 3.45%
BellSouth Corp.	6,600,000	178,860
AT&T Inc.	4,750,000	116,328
Qwest Communications International Inc.[1]	19,800,000	111,870
Sprint Nextel Corp.	4,650,000	108,624
Vodafone Group PLC	50,000,000	107,842
Koninklijke KPN NV	5,129,960	51,389
Verizon Communications Inc.	1,500,000	45,180
Telephone and Data Systems, Inc.	500,000	18,015
Telephone and Data Systems, Inc., Special Common Shares	500,000	17,305
		755,413

MATERIALS — 3.39%
Alcoa Inc.	4,800,000	141,936
Dow Chemical Co.	2,450,000	107,359
International Paper Co.	2,650,000	89,067
Air Products and Chemicals, Inc.	1,310,000	77,539
International Flavors & Fragrances Inc.	1,800,000	60,300
E.I. du Pont de Nemours and Co.	1,300,000	55,250
Sealed Air Corp.[1]	710,000	39,881
Rohm and Haas Co.	770,633	37,314
Weyerhaeuser Co.	525,000	34,829
Sonoco Products Co.	1,100,000	32,340
Bowater Inc.	945,000	29,030
Lyondell Chemical Co.	1,140,000	27,155
MeadWestvaco Corp.	258,200	7,237
Temple-Inland Inc.	100,000	4,485
		743,722

UTILITIES — 1.20%
Duke Energy Corp.	2,815,000	77,272
Exelon Corp.	1,185,000	62,971
Dominion Resources, Inc.	700,000	54,040
FirstEnergy Corp.	650,000	31,844
FPL Group, Inc.	600,000	24,936
American Electric Power Co., Inc.	345,900	12,829
		263,892

MISCELLANEOUS — 2.21%
Other common stocks in initial period of acquisition		483,502

Total common stocks (cost: $15,824,691,000)		19,085,253

Convertible securities — 0.69%

INFORMATION TECHNOLOGY — 0.42%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	90,123	91,925

MATERIALS — 0.27%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[2]	50	58,979

Total convertible securities (cost: $144,518,000)		150,904

Bonds & notes — 0.14%

CONSUMER DISCRETIONARY — 0.14%
General Motors Corp. 7.20% 2011	6,240	4,415
General Motors Corp. 8.375% 2033	38,000	25,270

Total bonds & notes (cost: $32,321,000)		29,685

Short-term securities — 12.39%

Freddie Mac 4.04%-4.26% due 1/10-2/27/2006	247,902	246,796
Variable Funding Capital Corp. 4.26%-4.38% due 1/19-3/13/2006[2]	176,100	175,094
Park Avenue Receivables Co., LLC 4.14%-4.30% due 1/3-2/8/2006[2]	131,900	131,663
Preferred Receivables Funding Corp. 4.24% due 1/24/2006[2]	41,100	40,984
Bank of America Corp. 4.16%-4.28% due 1/11-2/3/2006	100,000	99,752
Ranger Funding Co. LLC 4.23%-4.32% due 1/10-1/24/2006[2]	72,300	72,135
Federal Home Loan Bank 4.085%-4.25% due 1/18-3/8/2006	168,200	167,425
Wells Fargo Bank, N.A. 4.12%-4.31% due 1/5-2/10/2006	147,300	147,300
Concentrate Manufacturing Co. of Ireland 4.14%-4.24% due 1/4-1/23/2006[2]	140,250	139,990
Pfizer Investment Capital PLC 4.12%-4.13% due 1/9-1/13/2006[2]	134,800	134,623
CAFCO, LLC 4.17%-4.36% due 1/6-3/1/2006[2]	105,600	105,068
Ciesco LLC 4.33% due 2/21/2006[2]	25,000	24,844
HSBC Finance Corp. 4.11%-4.19% due 1/10-1/23/2006	130,000	129,768
Clipper Receivables Co., LLC 4.04%-4.30% due 1/9-2/10/2006[2]	128,900	128,594
Private Export Funding Corp. 4.05%-4.18% due 1/3-2/14/2006[2]	90,400	90,152
BellSouth Corp. 4.01%-4.10% due 1/5-1/12/2006[2]	81,200	81,116
Gannett Co. 4.22%-4.24% due 1/9-1/24/2006[2]	75,000	74,865
Merck & Co. Inc. 4.27%-4.33% due 1/24-2/13/2006[2]	69,800	69,497
Edison Asset Securitization LLC 4.18%-4.35% due 1/17-2/22/2006[2]	55,700	55,426
General Electric Capital Corp. 4.19% due 1/27/2006	5,200	5,184
Tennessee Valley Authority 4.05%-4.125% due 1/19-1/26/2006	55,200	55,059
IBM Capital Inc. 4.33% due 3/8-3/9/2006[2]	55,000	54,568
United Parcel Service Inc. 4.05% due 1/4/2006	50,000	49,977
Procter & Gamble Co. 4.24% due 1/20/2006[2]	50,000	49,882
NetJets Inc. 4.15%-4.23% due 1/19-1/31/2006[2]	50,000	49,847
Wal-Mart Stores Inc. 4.10% due 1/31/2006[2]	50,000	49,820
Fannie Mae 4.25% due 3/2/2006	50,000	49,638
Caterpillar Financial Services Corp. 4.22% due 1/23/2006	40,000	39,892
Atlantic Industries 4.24%-4.25% due 2/6-2/21/2006[2]	35,000	34,802
Anheuser-Busch Companies, Inc. 4.15% due 1/23/2006[2]	33,000	32,914
International Lease Finance Corp. 4.17% due 1/13/2006	27,477	27,436
Verizon Network Funding Corp. 4.26% due 1/17/2006	25,000	24,950
FCAR Owner Trust I 4.28% due 1/25/2006	25,000	24,926
Triple-A One Funding Corp. 4.28% due 1/10/2006[2]	15,395	15,377
Harley-Davidson Funding Corp. 4.24% due 1/19/2006[2]	15,000	14,966
Hershey Co. 4.10% due 1/24/2006[2]	12,200	12,165
Illinois Tool Works Inc. 4.24% due 1/6/2006	7,700	7,695

Total short-term securities (cost: $2,714,116,000)		2,714,190

Total investment securities (cost: $18,715,646,000)		21,980,032
Other assets less liabilities		(75,983)

Net assets		$21,904,049

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,697,371,000, which represented 7.75% of the net assets of the fund.

ADR = American Depositary Receipts

Asset Allocation Fund
Investment portfolio

December 31, 2005

Common stocks — 72.26%	Shares	Market value (000)

FINANCIALS — 11.93%
Fannie Mae	1,800,000	$87,858
Citigroup Inc.	1,700,000	82,501
Genworth Financial, Inc., Class A	2,382,500	82,387
State Street Corp.	1,250,000	69,300
J.P. Morgan Chase & Co.	1,500,000	59,535
Société Générale	465,000	57,140
Freddie Mac	800,000	52,280
Bank of America Corp.	1,106,360	51,059
Marshall & Ilsley Corp.	1,000,000	43,040
HSBC Holdings PLC (ADR)	500,000	40,235
Mellon Bank Corp.	1,102,600	37,764
AFLAC Inc.	700,000	32,494
Allstate Corp.	540,000	29,198
		724,791

ENERGY — 11.01%
Schlumberger Ltd.	1,529,900	148,630
Suncor Energy Inc.	1,955,846	123,346
Petro-Canada	2,200,000	88,276
Chevron Corp.	1,234,328	70,073
Marathon Oil Corp.	1,000,000	60,970
Rosetta Resources Inc.[1,2,3,4]	2,970,000	48,114
BJ Services Co.	1,122,000	41,144
Cameco Corp.	600,000	38,082
Royal Dutch Shell PLC, Class A (ADR)	600,000	36,894
Murphy Oil Corp.	200,000	10,798
CNX Gas Corp.[2,3,4]	125,000	2,625
		668,952

HEALTH CARE — 9.99%
Medtronic, Inc.	2,000,000	115,140
Guidant Corp.	1,068,100	69,159
Cardinal Health, Inc.	1,000,000	68,750
Eli Lilly and Co.	1,200,000	67,908
Bristol-Myers Squibb Co.	2,000,000	45,960
Roche Holding AG	300,000	45,001
AstraZeneca PLC (ADR)	700,000	34,020
AstraZeneca PLC (Sweden)	106,000	5,180
CIGNA Corp.	300,000	33,510
Sanofi-Aventis	360,000	31,507
Johnson & Johnson	500,000	30,050
Abbott Laboratories	750,000	29,572
Schering-Plough Corp.	800,000	16,680
Martek Biosciences Corp.[3]	600,000	14,766
		607,203

INFORMATION TECHNOLOGY — 8.60%
Microsoft Corp.	4,500,000	117,675
Hewlett-Packard Co.	1,800,000	51,534
Advanced Micro Devices, Inc.[3]	1,500,000	45,900
Applied Materials, Inc.	2,500,000	44,850
Automatic Data Processing, Inc.	850,000	39,006
Oracle Corp.[3]	3,000,000	36,630
Cisco Systems, Inc.[3]	2,000,000	34,240
Avnet, Inc.[3]	1,400,000	33,516
International Business Machines Corp.	375,000	30,825
Xilinx, Inc.	800,000	20,168
Micron Technology, Inc.[3]	1,500,000	19,965
Texas Instruments Inc.	600,000	19,242
CDW Corp.	300,000	17,271
Ceridian Corp.[3]	457,000	11,356
		522,178

CONSUMER DISCRETIONARY — 8.30%
Lowe’s Companies, Inc.	1,500,000	99,990
Target Corp.	1,150,000	63,216
Limited Brands, Inc.	2,205,327	49,289
Kohl’s Corp.[3]	911,400	44,294
Toyota Motor Corp.	800,000	41,495
Carnival Corp., units	760,000	40,637
E.W. Scripps Co., Class A	800,000	38,416
Jones Apparel Group, Inc.	1,250,000	38,400
Genuine Parts Co.	795,000	34,916
Best Buy Co., Inc.	705,350	30,669
Magna International Inc., Class A	320,000	23,034
		504,356

CONSUMER STAPLES — 7.30%
Altria Group, Inc.	1,900,000	141,968
Walgreen Co.	1,708,900	75,636
Unilever NV (New York registered)	950,000	65,218
Alberto-Culver Co.	800,000	36,600
PepsiCo, Inc.	600,000	35,448
Anheuser-Busch Companies, Inc.	750,000	32,220
General Mills, Inc.	600,000	29,592
C&C Group PLC	4,178,947	26,689
		443,371

MATERIALS — 5.56%
BHP Billiton Ltd.	4,775,000	79,692
Rio Tinto PLC	1,112,230	50,750
Sealed Air Corp.[3]	800,000	44,936
Dow Chemical Co.	825,000	36,152
Alcan Inc.	875,000	35,831
Alcoa Inc.	1,100,000	32,527
Weyerhaeuser Co.	480,000	31,843
Aventine Renewable Energy, Inc.[1,2,3,4]	2,000,000	26,000
		337,731

INDUSTRIALS — 4.98%
General Electric Co.	1,700,000	$59,585
Boeing Co.	800,000	56,192
Lockheed Martin Corp.	700,000	44,541
Mitsubishi Corp.	2,000,000	44,241
Raytheon Co.	1,040,000	41,756
Deere & Co.	500,000	34,055
Pitney Bowes Inc.	500,000	21,125
DigitalGlobe Inc.[2,3,4]	1,225,858	1,226
Delta Air Lines, Inc.[2,3]	48,101	36
		302,757

TELECOMMUNICATION SERVICES — 2.82%
BellSouth Corp.	2,190,000	59,349
Telephone and Data Systems, Inc.	575,000	20,717
Telephone and Data Systems, Inc., Special Common Shares	575,000	19,901
Verizon Communications Inc.	1,200,000	36,144
Sprint Nextel Corp.	1,500,000	35,040
COLT Telecom Group PLC (ADR)[3]	38,400	144
		171,295

UTILITIES — 0.23%
Duke Energy Corp.	500,000	13,725

MISCELLANEOUS — 1.54%
Other common stocks in initial period of acquisition		93,297

Total common stocks (cost: $3,588,558,000)		4,389,656

Preferred stocks — 0.13%

FINANCIALS — 0.13%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,5]	2,250,000	2,434
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,5]	250,000	277
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,5]	2,000,000	2,212
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	60,000	1,590
Fannie Mae, Series O, 7.00% preferred[2]	20,000	1,095
		7,608

Total preferred stocks (cost: $7,321,000)

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
American Tower Corp., warrants, expire 2008[2,3]	500	180
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	2,250	0

Total rights & warrants (cost: $117,000)		180

	Principal amount	Market value
Bonds & notes — 22.57%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 4.37%
Fannie Mae 7.00% 2009	$65	$66
Fannie Mae 4.89% 2012	10,000	9,903
Fannie Mae 6.00% 2013	896	916
Fannie Mae 4.00% 2015	8,795	8,478
Fannie Mae 6.00% 2016	486	497
Fannie Mae 5.50% 2017	3,594	3,620
Fannie Mae 5.00% 2018	8,812	8,744
Fannie Mae 6.50% 2032	287	296
Fannie Mae 7.00% 2032	743	775
Fannie Mae 5.50% 2033	7,287	7,236
Fannie Mae 6.50% 2033	4,217	4,336
Fannie Mae 5.50% 2035	5,000	4,952
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,265	1,308
Freddie Mac 6.50% 2016	1,442	1,480
Freddie Mac 5.00% 2018	3,127	3,105
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,360	1,421
Freddie Mac 4.79% 2035[5]	9,587	9,483
Freddie Mac 5.00% 2035	3,878	3,754
Freddie Mac 6.00% 2036	14,215	14,352
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[5]	9,480	9,488
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.184% 2034[5]	5,707	5,695
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.727% 2033[5]	984	969
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	11,185	11,174
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,945	4,852
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,403
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,828	2,826
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,869	1,907
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.69% 2034[5]	1,801	1,777
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	14,360	14,361
Government National Mortgage Assn. 8.50% 2021	125	135
Government National Mortgage Assn. 4.00% 2035[5]	5,901	5,777
Government National Mortgage Assn. 4.00% 2035[5]	1,782	1,741
Government National Mortgage Assn. 4.00% 2035[5]	1,659	1,620
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020	8,476	8,537
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.597% 2034[5]	4,247	4,172
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	2,389	2,383
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	1,163	1,139
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,879
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,272
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,065
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.264% 2034[5]	3,364	3,276
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 2034[5]	2,714	2,685
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,828
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	5,721	5,717
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,630
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,514	5,384
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	5,078
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[5]	5,000	5,058
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,675	4,781
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,718	4,714
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,043
SBA CMBS Trust, Series 2005-1B, 5.565% 2035[2]	4,000	3,997
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	3,800	3,704
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,963
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	1,660	1,651
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,538
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,611	2,689
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	2,117	2,073
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	1,908	2,065
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	1,864	1,848
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[2]	1,874	1,804
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,217	1,309
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,086
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,5]	695	705
		265,520

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 4.09%
U.S. Treasury 7.00% 2006	25,000	25,332
U.S. Treasury 2.625% 2008	5,000	4,803
U.S. Treasury 3.375% 2008	6,500	6,326
U.S. Treasury 3.625% 2009	5,000	4,879
U.S. Treasury 0.875% 2010[7]	5,257	4,998
U.S. Treasury 3.875% 2010	164,000	160,618
U.S. Treasury 5.75% 2010	5,000	5,292
U.S. Treasury 4.25% 2013	10,000	9,913
U.S. Treasury 7.25% 2016	2,000	2,457
U.S. Treasury 9.25% 2016	5,000	6,931
U.S. Treasury 8.875% 2017	10,000	13,905
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,960
		248,414

CONSUMER DISCRETIONARY — 3.57%
General Motors Acceptance Corp. 6.125% 2006	2,810	2,730
General Motors Acceptance Corp. 5.125% 2008	2,790	2,485
General Motors Acceptance Corp. 5.85% 2009	2,210	1,979
Residential Capital Corp. 6.375% 2010	1,000	1,017
General Motors Acceptance Corp. 6.875% 2011	5,000	4,565
General Motors Corp. 7.20% 2011	4,465	3,159
Ford Motor Credit Co. 7.875% 2010	8,500	7,656
Hertz Corp. 10.50% 2016[2]	875	906
Liberty Media Corp. 7.875% 2009	1,250	1,323
Liberty Media Corp. 5.70% 2013	1,500	1,405
Liberty Media Corp. 8.25% 2030	5,720	5,633
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,205
Comcast Corp. 5.85% 2015	2,000	2,030
DaimlerChrysler North America Holding Corp. 6.40% 2006	1,585	1,593
DaimlerChrysler North America Holding Corp. 7.20% 2009	2,000	2,117
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,095
DaimlerChrysler North America Holding Corp. 6.50% 2013	450	472
Clear Channel Communications, Inc. 6.625% 2008	3,000	3,075
Chancellor Media Corp. of Los Angeles 8.00% 2008	500	532
Clear Channel Communications, Inc. 7.65% 2010	365	391
Clear Channel Communications, Inc. 6.875% 2018	1,000	1,009
Centex Corp. 5.25% 2015	5,000	4,758
Toll Brothers, Inc. 4.95% 2014	5,000	4,641
Six Flags, Inc. 9.75% 2013	2,605	2,569
Six Flags, Inc. 9.625% 2014	1,900	1,857
Cox Communications, Inc. 7.875% 2009	4,000	4,301
AOL Time Warner Inc. 6.875% 2012	4,000	4,263
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013[2]	1,500	1,436
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	2,750	2,750
LBI Media, Inc. 10.125% 2012	3,900	4,158
Pulte Homes, Inc. 4.875% 2009	3,000	2,941
Pulte Homes, Inc. 7.875% 2011	1,000	1,100
Fisher Communications, Inc. 8.625% 2014	3,750	3,975
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,784
Quebecor Media Inc. 11.125% 2011	1,575	1,713
Sun Media Corp. 7.625% 2013	2,000	2,060
Viacom Inc. 7.70% 2010	2,000	2,161
Viacom Inc. 5.625% 2012	1,500	1,491
William Lyon Homes, Inc. 10.75% 2013	2,500	2,594
William Lyon Homes, Inc. 7.50% 2014	1,000	870
Telenet Communications NV 9.00% 2013	1,900	2,500
Telenet Group Holding NV 0%/11.50% 2014[2,8]	844	696
American Media Operations, Inc., Series B, 10.25% 2009	1,825	1,675
American Media Operations, Inc. 8.875% 2011	1,715	1,466
Emmis Operating Co. 6.875% 2012	2,000	1,998
Emmis Communications Corp. 10.366% 2012[5]	1,075	1,084
Carnival Corp. 6.15% 2008	3,000	3,074
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,030
Harrah’s Operating Co., Inc. 5.625% 2015	3,000	2,953
Stoneridge, Inc. 11.50% 2012	2,850	2,914
Sealy Mattress Co. 8.25% 2014	2,750	2,846
Carmike Cinemas, Inc. 7.50% 2014	3,000	2,824
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,728
Young Broadcasting Inc. 10.00% 2011	2,867	2,699
Dollarama Group LP 8.875% 2012[2]	2,650	2,610
Warner Music Group 7.375% 2014	2,500	2,494
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,472
Cinemark USA, Inc. 9.00% 2013	2,325	2,470
May Department Stores Co. 4.80% 2009	2,500	2,467
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,438
Cablevision Systems Corp., Series B, 8.00% 2012	2,500	2,350
Payless ShoeSource, Inc. 8.25% 2013	2,225	2,336
Vidéotron Ltée 6.875% 2014	1,225	1,246
Vidéotron Ltée 6.375% 2015[2]	1,000	999
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	2,250	2,208
Lighthouse International Co. SA 8.00% 2014	1,725	2,170
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,145
Seneca Gaming Corp. 7.25% 2012	2,100	2,124
Gaylord Entertainment Co. 8.00% 2013	2,000	2,105
NTL Cable PLC 8.75% 2014	2,000	2,100
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,064
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	814
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,240
Radio One, Inc., Series B, 8.875% 2011	1,935	2,051
Grupo Posadas, SA de CV 8.75% 2011[2]	2,000	2,050
Buffets, Inc. 11.25% 2010	2,000	2,050
Hyatt Equities, LLC 6.875% 2007[2]	2,000	2,041
AMC Entertainment Inc. 9.50% 2011	1,080	1,068
AMC Entertainment Inc. 9.875% 2012	500	493
AMC Entertainment Inc. 8.00% 2014	500	455
MGM MIRAGE 6.00% 2009	1,575	1,573
MGM MIRAGE 6.625% 2015	425	426
Univision Communications Inc. 2.875% 2006	2,000	1,968
Bombardier Recreational Products Inc. 8.375% 2013	1,950	1,962
Ryland Group, Inc. 5.375% 2012	2,000	1,924
Neiman Marcus Group, Inc. 9.00% 2015[2,9]	1,860	1,911
Dillard’s, Inc. 6.30% 2008	1,799	1,813
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,794
Cooper-Standard Automotive Inc. 7.00% 2012	1,530	1,415
Cooper-Standard Automotive Inc. 8.375% 2014	350	268
WDAC Subsidiary Corp. 8.375% 2014[2]	1,675	1,631
Aztar Corp. 7.875% 2014	1,500	1,579
WCI Communities, Inc. 9.125% 2012	1,500	1,500
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,294
Kabel Deutschland GmbH 10.625% 2014[2]	1,200	1,269
Iesy Repository GmbH 10.125% 2015	1,000	1,233
Tenneco Automotive Inc. 8.625% 2014	1,240	1,178
News America Inc. 5.30% 2014	1,165	1,158
Jostens IH Corp. 7.625% 2012	1,140	1,151
Boyd Gaming Corp. 7.75% 2012	1,000	1,053
Blockbuster Inc. 9.50% 2012[2]	1,165	1,031
Loews Cineplex Entertainment Corp. 9.00% 2014	950	964
Gannett Co., Inc. 6.375% 2012	670	696
Delphi Corp. 6.50% 2013[10]	985	500
Toys “R” Us, Inc. 7.875% 2013	512	410
PETCO Animal Supplies, Inc. 10.75% 2011	250	272
Visteon Corp. 7.00% 2014	330	257
		216,576

FINANCIALS — 2.22%
Prudential Financial, Inc. 4.104% 2006	2,000	1,987
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	3,000	2,959
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	3,000	3,812
HBOS PLC, Series B, 5.92% (undated)[2,5]	6,500	6,572
Post Apartment Homes, LP 7.70% 2010	5,000	5,528
CIT Group Inc. 6.875% 2009	5,000	5,308
Capital One Financial Corp. 7.125% 2008	2,000	2,095
Capital One Financial Corp. 5.50% 2015	3,000	2,988
International Lease Finance Corp. 4.35% 2008	1,500	1,473
International Lease Finance Corp. 4.50% 2008	2,000	1,978
International Lease Finance Corp. 5.00% 2012	1,500	1,478
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,884
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,981
ACE INA Holdings Inc. 5.875% 2014	2,000	2,072
ACE Capital Trust II 9.70% 2030	2,000	2,791
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,5]	4,780	4,771
Household Finance Corp. 7.875% 2007	4,500	4,646
Liberty Mutual Group Inc. 6.50% 2035[2]	4,650	4,551
SLM Corp., Series A, 4.00% 2010	2,500	2,406
SLM Corp., Series A, 4.50% 2010	2,000	1,960
CNA Financial Corp. 5.85% 2014	1,000	1,009
CNA Financial Corp. 7.25% 2023	2,800	3,092
iStar Financial, Inc. 6.05% 2015	4,000	4,041
Allstate Financial Global Funding LLC 4.25% 2008[2]	2,000	1,967
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	2,000	1,973
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[2]	2,000	2,001
Transamerica Corp. 9.375% 2008	1,600	1,732
Lazard Group LLC 7.125% 2015	3,380	3,555
ING Security Life Institutional Funding 2.70% 2007[2]	2,000	1,944
ING Groep NV 5.775% (undated)	1,500	1,523
Westfield Capital Corp. Ltd. and WT Finance Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	3,500	3,392
HVB Funding Trust I 8.741% 2031[2]	900	1,195
HVB Funding Trust III 9.00% 2031[2]	1,600	2,165
EOP Operating LP 7.75% 2007	1,000	1,048
EOP Operating LP 4.65% 2010	1,000	970
EOP Operating LP 7.25% 2018	1,000	1,118
United Dominion Realty Trust, Inc. 6.50% 2009	3,000	3,130
Mangrove Bay Pass Through Trust 6.102% 2033[2,5]	3,100	3,087
Washington Mutual, Inc. 7.50% 2006	1,500	1,523
Washington Mutual, Inc. 4.20% 2010	1,500	1,454
E*TRADE Financial Corp. 7.875% 2015	2,560	2,656
Fairfax Financial Holdings Ltd. 7.75% 2012	2,800	2,627
FelCor Lodging LP 9.00% 2011[5]	2,072	2,279
LaBranche & Co Inc. 11.00% 2012	2,000	2,230
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,090
Genworth Financial, Inc. 4.75% 2009	2,065	2,048
Plum Creek Timberlands, LP 5.875% 2015	2,000	2,030
Willis North America Inc. 5.625% 2015	2,000	2,003
Principal Life Global Funding I 4.40% 2010[2]	2,000	1,947
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,325
Host Marriott, LP, Series I, 9.50% 2007	350	364
Assurant, Inc. 5.625% 2014	1,500	1,522
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	1,500	1,501
Hospitality Properties Trust 6.75% 2013	1,000	1,067
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (undated)[2,5]	1,000	1,063
Federal Realty Investment Trust 6.125% 2007	1,000	1,016
ERP Operating LP 4.75% 2009	1,000	989
		134,916

ASSET-BACKED OBLIGATIONS[6]— 1.66%
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	10,000	9,960
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.50% 2013[5]	9,000	8,983
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 2035[5]	8,390	8,399
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	8,000	7,905
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,160
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,754
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	6,860	6,732
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.129% 2033[5]	5,000	5,043
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.999% 2035[5]	5,000	5,039
Structured Asset Securities Corp., Series 2004-S2, Class A-3, 4.849% 2034[5]	5,000	5,005
Providian Master Note Trust, Series 2005-A1A, Class A, 4.429% 2012[2,5]	5,000	5,004
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	4,000	3,971
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	998	977
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.67% 2019[2,5]	4,167	4,167
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	2,610	2,578
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	779	761
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	3,010
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,940	2,888
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 4.979% 2024[5]	2,500	2,503
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	2,500	2,473
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[2]	2,197	2,170
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	1,847	1,878
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.779% 2034[5]	1,459	1,470
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,000	965
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[2]	812	805
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	657	656
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	348	351
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,10]	5,000	200
		100,807

INDUSTRIALS — 1.40%
Allied Waste North America, Inc. 8.50% 2008	875	923
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,590
Allied Waste North America, Inc., Series B, 5.75% 2011	750	714
Allied Waste North America, Inc., Series B, 6.125% 2014	750	711
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,802
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,6]	5,262	5,517
TFM, SA de CV 10.25% 2007	475	503
TFM, SA de CV 9.375% 2012[2]	2,500	2,750
TFM, SA de CV 12.50% 2012	435	498
Tyco International Group SA 6.125% 2008	2,000	2,043
Tyco International Group SA 6.375% 2011	1,500	1,560
Continental Airlines, Inc., Series 1996-2, Class C, 10.22% 2016[6]	1,391	1,032
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	1,720	1,499
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,157	1,025
THL Buildco, Inc. 8.50% 2014	3,230	3,133
Bombardier Inc. 6.30% 2014[2]	3,500	3,080
Cendant Corp. 6.875% 2006	1,000	1,010
Cendant Corp. 6.25% 2008	2,000	2,037
Raytheon Co. 4.85% 2011	3,000	2,973
Jacuzzi Brands, Inc. 9.625% 2010	2,750	2,936
Caterpillar Financial Services Corp. 4.30% 2010	3,000	2,923
DynCorp International and DIV Capital Corp. 9.50% 2013	2,770	2,895
Goodman Global Holdings 7.875% 2012[2]	2,960	2,768
K&F Industries, Inc. 7.75% 2014	2,550	2,588
Terex Corp., Class B, 10.375% 2011	2,350	2,503
Argo-Tech Corp. 9.25% 2011	2,285	2,354
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,292
Williams Scotsman, Inc. 8.50% 2015	2,200	2,288
Ahern Rentals, Inc. 9.25% 2013[2]	2,075	2,194
Hutchison Whampoa International Ltd. 7.00% 2011[2]	2,000	2,155
Waste Management, Inc. 6.875% 2009	2,000	2,110
General Electric Capital Corp., Series A, 5.00% 2007	2,000	2,004
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[6,10]	1,037	658
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,10]	2,500	1,344
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[6]	1,814	1,828
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,713
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,609
NMHG Holding Co. 10.00% 2009	1,500	1,605
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[6]	1,495	1,503
DRS Technologies, Inc. 6.875% 2013	1,350	1,298
Accuride Corp. 8.50% 2015	1,250	1,237
UCAR Finance Inc. 10.25% 2012	1,100	1,167
General Dynamics Corp. 4.50% 2010	1,000	985
ACIH, Inc. 0%/11.50% 2012[2,8]	1,060	753
Ashtead Group PLC 8.625% 2015[2]	550	582
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,11]	1,000	547
		85,239

TELECOMMUNICATION SERVICES — 1.22%
American Tower Corp. 7.125% 2012	7,840	8,114
American Tower Corp. 7.50% 2012	250	263
SBC Communications Inc. 4.125% 2009	2,250	2,175
SBC Communications Inc. 6.25% 2011	2,500	2,617
AT&T Corp. 9.05% 2011[5]	686	760
SBC Communications Inc. 5.10% 2014	1,125	1,101
SBC Communications Inc. 6.15% 2034	1,125	1,134
Nextel Communications, Inc. 6.875% 2013	3,250	3,393
Nextel Communications, Inc. 7.375% 2015	3,270	3,454
Qwest Capital Funding, Inc. 7.75% 2006	1,260	1,279
U S WEST Capital Funding, Inc. 6.375% 2008	720	718
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,595
U S WEST Capital Funding, Inc. 6.875% 2028	275	252
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,322
Koninklijke KPN NV 8.00% 2010	4,000	4,397
Triton PCS, Inc. 8.50% 2013	4,550	4,254
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	4,014
Telecom Italia Capital SA 5.25% 2015	4,000	3,892
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,611
Centennial Communications Corp. 10.25% 2013[2,5]	1,000	1,008
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	1,225	1,250
American Cellular Corp., Series B, 10.00% 2011	2,250	2,453
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,384
France Télécom 7.75% 2011[5]	3,000	3,354
BellSouth Corp. 4.20% 2009	3,000	2,917
PCCW-HKT Capital Ltd. 8.00% 2011[2,5]	2,550	2,824
SBA Communications Corp. 8.50% 2012	2,221	2,476
Millicom International Cellular SA 10.00% 2013	2,010	2,085
Intelsat, Ltd. 8.25% 2013[2]	2,030	2,060
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,355
Rural Cellular Corp. 10.046% 2012[2,5]	1,300	1,316
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	1,150	1,130
MetroPCS, Inc. 10.75% 2007[5]	1,000	1,050
		74,007

MATERIALS — 1.15%
UPM-Kymmene Corp. 5.625% 2014[2]	5,000	4,984
JSG Funding PLC 9.625% 2012	1,565	1,573
JSG Holdings PLC 11.50% 2015[9]	2,938	3,131
Weyerhaeuser Co. 5.95% 2008	1,599	1,632
Weyerhaeuser Co. 6.75% 2012	2,390	2,540
ICI Wilmington, Inc. 5.625% 2013	4,000	3,988
Norske Skogindustrier ASA 7.625% 2011[2]	1,400	1,501
Norske Skogindustrier ASA 6.125% 2015[2]	100	97
Norske Skogindustrier ASA 7.125% 2033[2]	2,200	2,123
International Paper Co. 4.00% 2010	1,635	1,545
International Paper Co. 5.85% 2012	1,990	2,022
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,110	1,071
Stone Container Corp. 8.375% 2012	500	486
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,341
Building Materials Corp. of America, Series B, 8.00% 2007	250	254
Building Materials Corp. of America 8.00% 2008	420	427
Building Materials Corp. of America 7.75% 2014	2,275	2,207
Owens-Illinois, Inc. 7.35% 2008	750	763
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,098
Abitibi-Consolidated Inc. 8.55% 2010	679	691
Abitibi-Consolidated Co. of Canada 6.00% 2013	2,500	2,131
Plastipak Holdings, Inc. 8.50% 2015[2]	2,750	2,791
Equistar Chemicals, LP 10.125% 2008	2,100	2,289
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	375	414
Rhodia 10.25% 2010	2,400	2,640
Nalco Co. 7.75% 2011	1,190	1,229
Nalco Co. 8.875% 2013	1,000	1,053
Earle M. Jorgensen Co. 9.75% 2012	2,100	2,258
Oregon Steel Mills, Inc. 10.00% 2009	2,000	2,150
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,255	2,114
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	1,850	2,049
Associated Materials Inc. 9.75% 2012	1,020	989
AMH Holdings, Inc. 0%/11.25% 2014[8]	1,860	921
Graphic Packaging International, Inc. 9.50% 2013	1,980	1,901
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,900
Ispat Inland ULC 9.75% 2014	1,300	1,479
Longview Fibre Co. 10.00% 2009	1,250	1,319
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[6]	1,560	1,218
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,166
Domtar Inc. 7.875% 2011	1,200	1,110
Temple-Inland Inc. 7.875% 2012	815	891
Huntsman LLC 11.50% 2012	759	863
Neenah Paper, Inc. 7.375% 2014	775	703
		70,052

UTILITIES — 0.83%
Edison Mission Energy 10.00% 2008	2,250	2,475
Edison Mission Energy 7.73% 2009	6,750	7,003
Edison Mission Energy 9.875% 2011	1,000	1,171
AES Corp. 9.50% 2009	2,800	3,038
AES Corp. 9.375% 2010	112	123
AES Corp. 8.75% 2013[2]	2,200	2,406
Dynegy Holdings Inc. 10.125% 2013[2]	4,600	5,221
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,855
PSEG Power LLC 7.75% 2011	2,500	2,771
Duke Capital Corp. 7.50% 2009	4,000	4,299
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	3,089	3,437
Exelon Corp. 4.45% 2010	1,500	1,452
Exelon Generation Co., LLC 6.95% 2011	1,680	1,813
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,147
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,205
Sierra Pacific Resources 8.625% 2014	550	598
Israel Electric Corp. Ltd. 7.70% 2018[2]	1,750	1,981
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[2]	1,500	1,631
Cilcorp Inc. 9.375% 2029	1,185	1,582
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	1,500	1,545
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,441
Electricidad de Caracas Finance BV 10.25% 2014[2]	1,280	1,366
Constellation Energy Group, Inc. 6.125% 2009	1,000	1,033
		50,593

CONSUMER STAPLES — 0.53%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,717
Rite Aid Corp. 6.125% 2008[2]	2,125	2,008
Rite Aid Corp. 6.875% 2013	2,500	2,100
H.J. Heinz Co. 6.428% 2020[2]	3,680	3,783
Vitamin Shoppe Industries, Inc. 11.84% 2012[2,5]	3,130	3,193
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,184
Pathmark Stores, Inc. 8.75% 2012	2,975	2,793
Gold Kist Inc. 10.25% 2014	1,804	2,020
Playtex Products, Inc. 8.00% 2011	1,500	1,605
Playtex Products, Inc. 9.375% 2011	250	263
CVS Corp. 6.117% 2013[2,6]	1,770	1,839
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,627
Spectrum Brands, Inc. 7.375% 2015	1,820	1,529
Elizabeth Arden, Inc. 7.75% 2014	1,455	1,477
		32,138

HEALTH CARE — 0.52%
Tenet Healthcare Corp. 6.375% 2011	2,350	2,156
Tenet Healthcare Corp. 7.375% 2013	2,440	2,263
Tenet Healthcare Corp. 9.25% 2015[2]	1,550	1,546
Quintiles Transnational Corp. 10.00% 2013	3,525	3,948
HealthSouth Corp. 8.375% 2011	1,810	1,851
HealthSouth Corp. 7.625% 2012	1,550	1,581
Cardinal Health, Inc. 5.85% 2017	3,000	3,058
Concentra Operating Corp. 9.50% 2010	2,750	2,860
Aetna Inc. 7.375% 2006	2,650	2,661
Warner Chilcott Corp. 8.75% 2015[2]	2,840	2,627
Accellent Inc. 10.50% 2013[2]	2,540	2,616
Humana Inc. 7.25% 2006	2,500	2,524
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[2]	2,040	2,188
		31,879

ENERGY — 0.46%
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	5,000	5,031
Northwest Pipeline Corp. 8.125% 2010	1,850	1,970
Williams Companies, Inc. 8.75% 2032	1,660	1,934
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,425	3,202
Newfield Exploration Co. 8.375% 2012	1,175	1,263
Newfield Exploration Co. 6.625% 2014	1,225	1,253
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[6]	1,870	2,512
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[2]	2,060	2,122
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,6]	1,680	1,588
Petrozuata Finance, Inc., Series B, 8.22% 2017[6]	350	331
Encore Acquisition Co. 6.00% 2015	2,000	1,850
Pogo Producing Co. 6.875% 2017[2]	1,750	1,715
Premcor Refining Group Inc. 7.50% 2015	1,500	1,600
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,460
Coastal Corp. 6.375% 2009	150	148
El Paso Energy Corp. 7.375% 2012	150	151
		28,130

INFORMATION TECHNOLOGY — 0.37%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	5,105	5,254
Electronic Data Systems Corp. 7.45% 2029	900	960
SunGard Data Systems Inc. 9.125% 2013[2]	3,140	3,266
Amkor Technology, Inc. 9.25% 2008	2,350	2,291
Amkor Technology, Inc. 10.50% 2009	950	879
Celestica Inc. 7.875% 2011	1,905	1,929
Celestica Inc. 7.625% 2013	1,145	1,135
Iron Mountain Inc. 7.75% 2015	1,590	1,610
Iron Mountain Inc. 6.625% 2016	980	916
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	2,085	2,059
Sanmina-SCI Corp. 10.375% 2010	1,500	1,665
Motorola, Inc. 8.00% 2011	405	465
		22,429

MUNICIPALS — 0.13%
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025[6]	2,867	2,859
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
Asset-backed Bonds, Series 2003-A1, 6.25% 2033	2,000	2,180
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
Asset-backed Bonds, Series 2002, 5.75% 2032	1,870	1,943
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	975	1,053
		8,035

NON-U.S. GOVERNMENT BONDS & NOTES — 0.05%
Brazil (Federal Republic of) Global 10.25% 2013	2,250	2,711

Total bonds & notes (cost: $1,376,652,000)		1,371,446

Short-term securities — 5.02%

Variable Funding Capital Corp. 4.05%-4.32% due 1/3-2/15/2006[2]	58,400	58,290
NetJets Inc. 4.24% due 1/25/2006[2]	24,700	24,627
Gannett Co. 4.22% due 1/6/2006[2]	20,000	19,986
Harvard University 4.20% due 1/20/2006	20,000	19,953
Anheuser-Busch Companies, Inc. 4.22%-4.26% due 1/31-2/9/2006[2]	19,250	19,170
Wells Fargo Bank NA 4.31% due 2/9/2006[12]	18,500	18,500
Park Avenue Receivables LLC 4.25% due 1/9/2006[2]	18,100	18,081
Cloverleaf International Holdings 4.25%-4.30% due 1/9-2/6/2006[2]	16,300	16,261
Atlantic Industries 4.22% due 1/10/2006[2]	16,000	15,981
BellSouth Corp. 4.06% due 1/9/2006[2]	15,000	14,985
Triple-A One Funding Corp. 4.28% due 1/10/2006[2]	15,000	14,982
Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006[2]	12,800	12,755
Ranger Funding Co. LLC 4.19% due 1/4/2006[2]	12,700	12,694
Pfizer Investment Capital PLC 4.16% due 1/18/2006[2]	11,800	11,775
HSBC Finance Corp. 4.21% due 1/13/2006	10,300	10,284
Tennessee Valley Authority 4.19% due 2/9/2006[12]	9,500	9,458
General Electric Capital Corp. 4.20% due 1/3/2006	5,700	5,697
Edison Asset Securitization LLC 4.18% due 1/17/2006[2]	1,800	1,797

Total short-term securities (cost: $305,274,000)		305,276

Total investment securities (cost: $5,277,922,000)		6,074,166
Other assets less liabilities		1,012

Net assets		$6,075,178

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $525,710,000, which represented 8.65% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4Valued under fair value procedures adopted by authority of the board of trustees.
5Coupon rate may change periodically.
6Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
7Index-linked bond whose principal amount moves with a government retail price index.
8Step bond; coupon rate will increase at a later date.
9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Company not making scheduled interest payments; bankruptcy proceedings pending.
11Company did not make principal payment upon scheduled maturity date; reorganization pending.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Bond Fund
Investment portfolio

December 31, 2005

Bonds & notes — 80.70%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 13.78%
Residential Capital Corp. 5.67% 2008[1]	$2,700	$2,706
General Motors Acceptance Corp. 5.85% 2009	4,500	4,029
Residential Capital Corp. 6.375% 2010	3,500	3,560
General Motors Acceptance Corp. 7.75% 2010	2,055	1,921
General Motors Acceptance Corp. 6.875% 2011	2,205	2,013
General Motors Corp. 7.20% 2011	2,290	1,620
General Motors Acceptance Corp. 7.25% 2011	10,325	9,500
General Motors Acceptance Corp. 6.875% 2012	1,000	902
General Motors Acceptance Corp. 7.00% 2012	3,700	3,360
General Motors Corp. 7.125% 2013	3,500	2,328
General Motors Corp. 7.25% 2013	€1,000	792
General Motors Acceptance Corp. 6.61% 2014[1]	$5,000	4,509
General Motors Corp. 7.70% 2016	2,000	1,305
General Motors Corp. 8.375% 2033	1,000	665
Ford Motor Credit Co. 7.375% 2009	14,625	12,981
Ford Motor Credit Co. 5.72% 2010[1]	3,670	3,199
Ford Motor Credit Co. 7.875% 2010	9,750	8,782
Ford Motor Credit Co. 7.375% 2011	1,500	1,316
Hertz Corp. 8.875% 2014[2]	2,000	2,047
Hertz Corp. 10.50% 2016[2]	400	414
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,750	3,969
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,443
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,924
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,500	2,738
Clear Channel Communications, Inc. 4.625% 2008	875	863
Clear Channel Communications, Inc. 6.625% 2008	750	769
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,521
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,546
Clear Channel Communications, Inc. 5.50% 2014	5,425	5,200
J.C. Penney Co., Inc. 8.00% 2010	5,585	6,145
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,936
J.C. Penney Co., Inc. 7.65% 2016	2,000	2,284
J.C. Penney Co., Inc. 7.95% 2017	1,000	1,167
J.C. Penney Co., Inc. 7.125% 2023	210	235
Comcast Cable Communications, Inc. 8.375% 2007	750	782
Tele-Communications, Inc. 9.80% 2012	2,000	2,416
Comcast Corp. 5.85% 2015	5,825	5,911
Comcast Corp. 6.50% 2015	1,750	1,853
MGM MIRAGE 6.00% 2009	4,750	4,744
MGM MIRAGE 6.75% 2012	4,000	4,075
MGM MIRAGE 5.875% 2014	1,700	1,632
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,503
Harrah’s Operating Co., Inc. 8.00% 2011	1,000	1,106
Harrah’s Operating Co., Inc. 5.625% 2015	4,250	4,183
Cox Communications, Inc. 5.039% 2007[1]	1,750	1,764
Cox Communications, Inc. 7.875% 2009	1,500	1,613
Cox Communications, Inc. 4.625% 2010	1,750	1,696
Cox Communications, Inc. 5.45% 2014	3,500	3,421
Liberty Media Corp. 7.75% 2009	1,750	1,846
Liberty Media Corp. 7.875% 2009	2,200	2,329
Liberty Media Corp. 5.70% 2013	3,000	2,810
Liberty Media Corp. 8.25% 2030	575	566
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,210
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	2,046
Royal Caribbean Cruises Ltd. 8.75% 2011	3,675	4,171
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011[3]	1,225	655
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[3]	425	278
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	4,000	4,000
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,322
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,309
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,800
AOL Time Warner Inc. 6.125% 2006	2,250	2,257
AOL Time Warner Inc. 6.875% 2012	2,000	2,132
AOL Time Warner Inc. 7.625% 2031	2,250	2,513
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,700	5,572
Radio One, Inc., Series B, 8.875% 2011	4,600	4,876
Radio One, Inc. 6.375% 2013	650	635
D.R. Horton, Inc. 8.00% 2009	2,700	2,891
D.R. Horton, Inc. 7.875% 2011	1,400	1,532
Schuler Homes, Inc. 10.50% 2011	250	270
D.R. Horton, Inc. 6.875% 2013	600	629
Delphi Automotive Systems Corp. 6.55% 2006[4]	500	255
Delphi Automotive Systems Corp. 6.50% 2009[4]	7,500	3,825
Delphi Corp. 6.50% 2013[4]	480	244
Delphi Automotive Systems Corp. 7.125% 2029[4]	1,750	897
Vidéotron Ltée 6.875% 2014	4,125	4,197
Vidéotron Ltée 6.375% 2015[2]	1,000	999
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011	1,650	1,669
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,400	1,120
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,250	1,000
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,281
Visteon Corp. 8.25% 2010	4,100	3,506
Visteon Corp. 7.00% 2014	2,000	1,555
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,798
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	1,575	1,744
Toll Brothers, Inc. 6.875% 2012	1,500	1,578
Toll Brothers, Inc. 4.95% 2014	580	538
Toll Brothers Finance Corp. 5.15% 2015[2]	2,600	2,414
NTL Cable PLC 8.75% 2014	1,825	1,916
NTL Cable PLC 8.75% 2014	€1,000	1,257
NTL Cable PLC 9.75% 2014	£700	1,242
Hilton Hotels Corp. 7.625% 2008	$695	726
Hilton Hotels Corp. 7.20% 2009	825	867
Hilton Hotels Corp. 8.25% 2011	2,522	2,767
Cinemark USA, Inc. 9.00% 2013	4,000	4,250
K. Hovnanian Enterprises, Inc. 10.50% 2007	1,000	1,085
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,075
Grupo Posadas, SA de CV 8.75% 2011[2]	4,000	4,100
MDC Holdings, Inc. 5.50% 2013	3,885	3,769
Toys “R” Us, Inc. 7.875% 2013	4,490	3,592
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,229
Univision Communications Inc. 3.875% 2008	2,000	1,924
Univision Communications Inc. 7.85% 2011	1,125	1,239
News America Inc. 4.75% 2010	2,000	1,972
News America Inc. 6.75% 2038	1,000	1,061
Pulte Homes, Inc. 8.125% 2011	1,395	1,538
Pulte Homes, Inc. 5.20% 2015	660	622
Pulte Homes, Inc. 7.875% 2032	750	841
Kabel Deutschland GmbH 10.625% 2014[2]	2,625	2,776
CSC Holdings, Inc., Series B, 8.125% 2009	750	761
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,000
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	940
Telenet Communications NV 9.00% 2013	€1,000	1,316
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$1,635	1,349
EchoStar DBS Corp. 9.125% 2009	2,475	2,596
American Media Operations, Inc. 8.875% 2011	3,030	2,591
Young Broadcasting Inc. 10.00% 2011	2,716	2,556
American Honda Finance Corp. 5.125% 2010[2]	2,500	2,510
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,457
Dana Corp. 5.85% 2015	3,250	2,324
Ryland Group, Inc. 5.375% 2012	2,400	2,309
TRW Automotive Acquisition Corp. 9.375% 2013	2,075	2,257
Staples, Inc. 7.375% 2012	2,000	2,232
Dillard’s, Inc. 6.30% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,505
Tribune Co. 4.875% 2010	2,250	2,196
Centex Corp. 4.75% 2008	1,500	1,485
Centex Corp. 5.25% 2015	650	619
Seminole Tribe of Florida 5.798% 2013[2]	2,000	1,993
Reader’s Digest Association, Inc. 6.50% 2011	2,000	1,965
Six Flags, Inc. 8.875% 2010	1,000	980
Six Flags, Inc. 9.625% 2014	1,000	978
Neiman Marcus Group, Inc. 9.00% 2015[2,5]	1,900	1,952
KB Home 6.25% 2015	2,000	1,946
Tenneco Automotive Inc. 8.625% 2014	2,000	1,900
Standard Pacific Corp. 5.125% 2009	2,000	1,887
Blockbuster Inc. 9.75% 2012[2]	2,000	1,770
Hyatt Equities, LLC 6.875% 2007[2]	1,500	1,531
AMC Entertainment Inc. 8.00% 2014	1,675	1,524
Thomson Corp. 5.50% 2035	1,500	1,453
Adelphia Communications Corp. 10.25% 2006[4]	1,000	560
Adelphia Communications Corp. 10.25% 2011[4]	1,450	877
CanWest Media Inc., Series B, 8.00% 2012	1,358	1,393
Cooper-Standard Automotive Inc. 8.375% 2014	1,750	1,339
LBI Media, Inc. 10.125% 2012	1,250	1,333
William Lyon Homes, Inc. 7.625% 2012	1,500	1,331
Carnival Corp. 3.75% 2007	500	489
Carnival Corp. 6.15% 2008	750	768
Viacom Inc. 5.625% 2007	1,200	1,207
YUM! Brands, Inc. 7.70% 2012	1,000	1,106
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,044
Cox Radio, Inc. 6.625% 2006	1,000	1,002
Gray Communications Systems, Inc. 9.25% 2011	875	938
Boyd Gaming Corp. 7.75% 2012	750	789
British Sky Broadcasting Group PLC 8.20% 2009	375	410
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	189	198
		343,876

FINANCIALS — 11.08%
International Lease Finance Corp. 3.75% 2007	665	653
AIG SunAmerica Global Financing XII 5.30% 2007[2]	4,000	4,022
AIG SunAmerica Global Financing VII 5.85% 2008[2]	1,000	1,022
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,918
International Lease Finance Corp. 5.00% 2010	1,035	1,030
American International Group 5.05% 2015[2]	3,250	3,196
ILFC E-Capital Trust II 6.25% 2065[1,2]	4,875	4,958
J.P. Morgan Chase & Co. 6.75% 2011	2,000	2,144
J.P. Morgan Chase & Co. 5.75% 2013	750	775
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,905
J.P. Morgan Chase & Co. 4.891% 2015	2,500	2,475
Chase Capital II, Global Floating Rate Capital Securities, Series B, 4.75% 2027[1]	5,000	4,737
HBOS PLC 5.375% (undated)[1,2]	2,750	2,749
HBOS PLC, Series B, 5.92% (undated)[1,2]	9,200	9,302
Bank of Scotland 7.00% (undated)[1,2]	480	495
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	12,005	11,982
CIT Group Inc. 3.65% 2007	3,585	3,506
CIT Group Inc. 5.75% 2007	1,500	1,521
CIT Group Inc. 7.375% 2007	1,500	1,544
CIT Group Inc. 6.875% 2009	2,500	2,654
CIT Group Inc. 7.75% 2012	750	852
Washington Mutual, Inc. 5.625% 2007	750	754
Washington Mutual, Inc. 4.375% 2008	750	741
Washington Mutual, Inc. 4.00% 2009	500	485
Washington Mutual, Inc. 4.45% 2010[1]	5,600	5,612
Washington Mutual Bank, FA 6.875% 2011	1,250	1,352
Providian Financial Corp., Series A, 9.525% 2027[2]	750	813
Abbey National PLC 6.70% (undated)[1]	5,600	5,796
Abbey National PLC 7.35% (undated)[1]	3,000	3,054
Household Finance Corp. 4.125% 2009	2,000	1,933
HSBC Finance Corp. 4.625% 2010	1,500	1,471
Household Finance Corp. 6.375% 2011	1,000	1,058
HSBC Finance Capital Trust IX 5.911% 2035[1]	4,000	4,042
Lazard Group LLC 7.125% 2015	6,840	7,195
Bayerische Landesbank, Series F, 2.50% 2006	1,500	1,493
Bayerische Landesbank Girozentrale, Series 103, 1.40% 2013	¥640,000	5,497
iStar Financial, Inc. 7.00% 2008	$950	981
iStar Financial, Inc. 8.75% 2008	309	334
iStar Financial, Inc. 5.375% 2010	3,500	3,472
iStar Financial, Inc. 6.00% 2010	750	762
iStar Financial, Inc., Series B, 5.125% 2011	1,000	975
Resona Bank, Ltd., 4.125% (undated)[1]	€970	1,140
Resona Bank, Ltd. 5.85% (undated)[1,2]	$4,250	4,240
HVB Funding Trust I 8.741% 2031[2]	1,900	2,523
HVB Funding Trust III 9.00% 2031[2]	2,500	3,382
Citigroup Inc. 4.25% 2009	3,000	2,937
Citigroup Inc. 4.125% 2010	3,000	2,917
Capital One Bank 6.875% 2006	1,500	1,502
Capital One Financial Corp. 4.738% 2007	3,000	2,991
Capital One Financial Corp. 8.75% 2007	800	831
Capital One Capital I 5.80% 2027[1,2]	250	252
Host Marriott, LP, Series M, 7.00% 2012	2,550	2,627
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,568
Host Marriott, LP, Series O, 6.375% 2015	1,350	1,353
CNA Financial Corp. 6.75% 2006	230	233
CNA Financial Corp. 6.60% 2008	1,736	1,797
CNA Financial Corp. 5.85% 2014	3,125	3,153
Nationwide Life Insurance Co. 5.35% 2007[2]	1,000	1,003
North Front Pass Through Trust 5.81% 2024[1,2]	3,125	3,133
Nationwide Mutual Insurance Co. 7.875% 2033[2]	750	911
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,863
Liberty Mutual Group Inc. 6.50% 2035[2]	4,845	4,742
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,671
New York Life Global Funding 3.875% 2009[2]	2,250	2,186
New York Life Global Funding 4.625% 2010[2]	2,500	2,476
Rouse Co. 3.625% 2009	1,140	1,066
Rouse Co. 7.20% 2012	3,360	3,530
Downey Financial Corp. 6.50% 2014	4,500	4,522
XL Capital Ltd. 5.25% 2014	1,180	1,154
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	750	747
Twin Reefs Asset Trust (XLFA), Series B, 5.36% (undated)[1,2,7]	2,500	2,503
Development Bank of Singapore Ltd. 7.875% 2009[2]	4,000	4,361
PRICOA Global Funding I 4.20% 2010[2]	2,750	2,672
Prudential Holdings, LLC, Series C, 8.695% 2023[2,7]	1,250	1,588
USA Education, Inc. 5.625% 2007	3,250	3,270
SLM Corp., Series A, 4.50% 2010	1,000	980
Met Life Global Funding I 2.60% 2008[2]	4,450	4,199
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,410
Countrywide Home Loans, Inc., Series L, 4.00% 2011	1,700	1,601
E*TRADE Financial Corp. 7.375% 2013[2]	1,900	1,933
E*TRADE Financial Corp. 7.875% 2015	1,650	1,712
Simon Property Group, LP 4.875% 2010	1,000	988
Simon Property Group, Inc. 5.375% 2011[2]	2,500	2,509
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	3,000	3,123
U.S. Bancorp 4.40% 2008	3,000	2,972
Kimco Realty Corp. 6.00% 2012	500	523
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,414
Bank of America Corp. 4.375% 2010	3,000	2,930
Kazkommerts International BV 7.00% 2009[2]	500	516
Kazkommerts International BV 7.875% 2014[2]	800	844
Kazkommerts International BV 8.00% 2015[2]	1,250	1,329
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	492
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,043
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	975
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[2]	1,800	1,754
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	750	751
LaBranche & Co Inc. 9.50% 2009	2,185	2,316
EOP Operating LP 8.10% 2010	500	553
EOP Operating LP 6.75% 2012	750	797
EOP Operating LP 4.75% 2014	1,000	947
ProLogis Trust 7.05% 2006	250	252
ProLogis Trust 5.50% 2013	2,000	2,021
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,249
BNP Paribas 5.186% noncumulative (undated)[1,2]	2,200	2,138
Plum Creek Timberlands, LP 5.875% 2015	2,000	2,030
Allstate Financial Global Funding LLC 5.25% 2007[2]	750	752
Allstate Financial Global Funding LLC 4.25% 2008[2]	1,250	1,229
Developers Diversified Realty Corp. 3.875% 2009	1,000	961
Developers Diversified Realty Corp. 4.625% 2010	1,000	970
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	2,000	1,921
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,750	1,826
Zions Bancorporation 5.50% 2015	740	747
Zions Bancorporation 6.00% 2015	1,000	1,047
Hospitality Properties Trust 6.75% 2013	1,500	1,600
MBNA Corp., Series F, 6.125% 2013	1,500	1,593
Banco Santander-Chile 5.375% 2014[2]	1,500	1,501
City National Corp. 5.125% 2013	1,500	1,493
Barclays Bank PLC 8.55% (undated)[1,2]	1,250	1,444
First Industrial, LP 6.875% 2012	1,250	1,333
ReliaStar Financial Corp. 8.00% 2006	250	256
ING Security Life Institutional Funding 2.70% 2007[2]	1,000	972
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,035
Assurant, Inc. 5.625% 2014	1,000	1,014
Chohung Bank 4.50% 2014[1]	1,030	994
Hartford Financial Services Group, Inc. 2.375% 2006	1,000	990
ERP Operating LP 4.75% 2009	1,000	989
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	500	532
Advanta Capital Trust I, Series B, 8.99% 2026	500	508
TuranAlem Finance BV 8.50% 2015[2]	375	405
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	389
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	273
National Westminster Bank PLC 7.75% (undated)[1]	250	261
		276,440

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 10.33%
U.S. Treasury 2.50% 2006	41,305	41,005
U.S. Treasury 7.00% 2006	4,000	4,053
U.S. Treasury 3.25% 2007	7,000	6,874
U.S. Treasury 3.625% 2009	74,500	72,696
U.S. Treasury 3.875% 2009	7,500	7,383
U.S. Treasury 6.00% 2009	12,035	12,687
U.S. Treasury 5.00% 2011	2,000	2,060
U.S. Treasury 10.375% 2012	1,000	1,104
U.S. Treasury 4.25% 2013	5,000	4,956
U.S. Treasury 2.00% 2014[8]	5,750	6,167
U.S. Treasury 6.875% 2025	24,600	31,699
U.S. Treasury 5.25% 2028	11,650	12,708
Federal Home Loan Bank 2.375% 2006	1,890	1,880
Federal Home Loan Bank 2.50% 2006	4,945	4,917
Federal Home Loan Bank 2.875% 2006	15,500	15,398
Federal Home Loan Bank 3.70% 2007	3,250	3,195
Federal Home Loan Bank 5.823% 2009	5,500	5,669
Freddie Mac 5.25% 2006	4,750	4,751
Freddie Mac 4.125% 2010	7,500	7,312
Fannie Mae 1.75% 2008	¥640,000	5,601
Republic of Egypt; United States Agency for International Development 4.45% 2015	$5,000	4,909
Small Business Administration, Series 2001-20J, 5.76% 2021[7]	571	589
		257,613

MORTGAGE-BACKED OBLIGATIONS[7]— 8.32%
Fannie Mae, Series 2000-T5B, 7.30% 2010	6,500	7,118
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,163
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,126
Fannie Mae 6.00% 2013	107	109
Fannie Mae 6.00% 2016	141	145
Fannie Mae 6.00% 2016	95	97
Fannie Mae 6.00% 2017	683	698
Fannie Mae 10.00% 2018	17	19
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[1]	210	235
Fannie Mae 7.00% 2026	77	81
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	265	277
Fannie Mae 6.50% 2031	23	24
Fannie Mae 7.50% 2031	42	44
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[1]	136	153
Fannie Mae 6.00% 2034	7,033	7,105
Fannie Mae 6.00% 2034	4,727	4,772
Fannie Mae 6.00% 2034	4,128	4,168
Fannie Mae 6.00% 2034	1,169	1,180
Fannie Mae 5.00% 2035	3,371	3,266
Fannie Mae 5.50% 2035	1,792	1,777
Fannie Mae 6.00% 2035	2,191	2,212
Fannie Mae 5.50% 2035	4,880	4,832
Fannie Mae 6.00% 2035	510	515
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	190	196
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	172	180
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	265	277
Freddie Mac 4.00% 2015	2,628	2,514
Freddie Mac 5.00% 2035	6,250	6,050
Freddie Mac 5.00% 2035	6,238	6,039
Freddie Mac 5.50% 2035	3,122	3,093
Freddie Mac 5.50% 2035	3,117	3,089
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,238	2,255
Freddie Mac 6.00% 2036	510	515
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[1]	2,995	2,983
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,917	2,925
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,925	2,901
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,863	2,864
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,310	2,312
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	4,534	4,548
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,519	4,520
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035	46	45
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,180
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	2,136	2,090
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	7,026
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,201	1,237
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	3,000	2,938
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	6,300	6,140
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,648
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,171	2,118
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	794
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,957
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,529
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,956
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,508
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,448
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,200
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[1]	939	931
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 2034[1]	1,086	1,074
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	3,000	2,928
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[2]	1,750	1,749
SBA CMBS Trust, Series 2005-1D, 6.219% 2035[2]	3,000	2,997
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,964
Nykredit 4.00% 2035	DKr24,175	3,721
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	551	549
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 2045[1]	2,938	2,938
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.058% 2035[1]	3,438	3,464
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	720	744
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	911	937
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,639	1,762
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,355	3,352
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	3,047
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,449	1,552
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 2034[1]	1,419	1,387
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	2,503	2,709
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,632
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 2030[1]	1,250	1,287
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030[1]	1,000	1,048
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.70% 2034[1]	2,187	2,168
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.17% 2045[1]	1,958	1,978
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,936	1,936
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	471	484
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,320
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,293
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,000	1,056
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029[2]	86	86
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	870	896
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	921	911
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	896	910
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	813
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	721	722
Government National Mortgage Assn. 5.50% 2017	557	565
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	550
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	521
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	344	347
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[1,2]	123	124
		207,643

TELECOMMUNICATION SERVICES — 6.38%
Sprint Capital Corp. 4.78% 2006[3]	1,500	1,499
Nextel Communications, Inc. 6.875% 2013	6,410	6,693
Nextel Communications, Inc. 7.375% 2015	26,790	28,294
Sprint Capital Corp. 6.875% 2028	1,250	1,370
SBC Communications Inc. 4.542% 2008[1]	1,625	1,629
SBC Communications Inc. 4.125% 2009	2,500	2,416
AT&T Corp. 9.05% 2011[1]	6,580	7,292
SBC Communications Inc. 5.10% 2014	2,700	2,642
SBC Communications Inc. 6.15% 2034	1,625	1,638
American Tower Corp. 7.25% 2011	1,825	1,907
American Tower Corp. 7.125% 2012	5,250	5,434
American Tower Corp. 7.50% 2012	4,500	4,725
Qwest Capital Funding, Inc. 7.75% 2006	625	634
U S WEST Capital Funding, Inc. 6.375% 2008	100	100
Qwest Capital Funding, Inc. 7.90% 2010	3,820	3,973
Qwest Capital Funding, Inc. 7.25% 2011	3,200	3,256
Qwest Corp. 8.875% 2012	1,250	1,416
U S WEST Capital Funding, Inc. 6.875% 2028	2,300	2,110
France Télécom 7.75% 2011[1]	10,250	11,461
Rogers Wireless Inc. 7.25% 2012	3,825	4,040
Rogers Wireless Inc. 7.50% 2015	1,975	2,143
Rogers Cantel Inc. 9.75% 2016	500	606
American Cellular Corp., Series B, 10.00% 2011	4,750	5,178
Dobson Cellular Systems, Inc. 9.875% 2012	500	554
Dobson Communications Corp. 8.875% 2013	688	690
Telecom Italia Capital SA, Series B, 5.25% 2013	2,750	2,703
Telecom Italia Capital SA 4.95% 2014	2,500	2,392
Telecom Italia Capital SA 5.25% 2015	1,000	973
Cingular Wireless LLC 5.625% 2006	1,000	1,007
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,123
AT&T Wireless Services, Inc. 8.125% 2012	2,500	2,892
Cincinnati Bell Inc. 7.25% 2013	5,250	5,486
Intelsat, Ltd. 8.695% 2012[1,2]	3,325	3,396
Intelsat, Ltd. 8.25% 2013[2]	1,775	1,802
Hawaiian Telcom Communications, Inc. 0% 2013[1,2]	50	49
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	2,670	2,623
Hawaiian Telcom Communications, Inc. 9.9475% 2013[1,2]	990	960
Hawaiian Telcom Communications, Inc. 12.50% 2015[2]	1,125	1,057
MetroPCS, Inc. 10.75% 2007[1]	900	945
MetroPCS, Inc. 8.25% 2011[1]	3,000	3,086
Centennial Cellular Corp. 10.75% 2008	324	332
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,092
Centennial Communications Corp. 10.25% 2013[1,2]	500	504
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	2,000	2,040
Triton PCS, Inc. 9.375% 2011	1,000	735
Triton PCS, Inc. 8.50% 2013	3,250	3,039
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,101
BellSouth Corp. 5.20% 2016	3,000	2,951
NTELOS Inc. 9.39% 2012[1]	2,500	2,525
Deutsche Telekom International Finance BV 8.75% 2030[1]	1,250	1,595
ALLTEL Corp. 4.656% 2007	1,600	1,593
Verizon Global Funding Corp. 7.75% 2030	1,230	1,466
SBA Communications Corp. 8.50% 2012	1,183	1,319
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	1,000	1,107
TELUS Corp. 8.00% 2011	750	842
Koninklijke KPN NV 8.00% 2010	750	824
Singapore Telecommunications Ltd. 6.375% 2011[2]	750	800
		159,059

INDUSTRIALS — 5.64%
Allied Waste North America, Inc. 8.50% 2008	4,750	5,011
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,590
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,239
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	952
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,895
Allied Waste North America, Inc. 7.25% 2015	2,000	2,030
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[7]	1,000	984
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[7]	3,570	3,604
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	2,874	2,811
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	1,004	1,000
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	1,235	1,233
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	744	726
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	2,409	2,463
TFM, SA de CV 10.25% 2007	3,335	3,535
TFM, SA de CV 9.375% 2012[2]	4,400	4,840
TFM, SA de CV 12.50% 2012	2,730	3,126
Cendant Corp. 6.25% 2008	4,200	4,278
Cendant Corp. 7.375% 2013	5,405	6,047
Bombardier Capital Inc., Series A, 6.125% 2006[2]	3,165	3,181
Bombardier Inc. 6.30% 2014[2]	5,900	5,192
Kansas City Southern Railway Co. 9.50% 2008	4,950	5,383
Kansas City Southern Railway Co. 7.50% 2009	2,650	2,749
Hutchison Whampoa International Ltd. 7.00% 2011[2]	1,000	1,078
Hutchison Whampoa International Ltd. 6.50% 2013[2]	5,750	6,099
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[2]	500	569
Terex Corp. 9.25% 2011	1,250	1,341
Terex Corp. 7.375% 2014	6,000	5,970
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[7]	997	1,002
BNSF Funding Trust I 6.613% 2055[1]	4,900	5,120
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,503	2,582
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	3,115	3,286
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,258
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,055
General Electric Co. 5.00% 2013	2,750	2,753
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,7]	386	218
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	233	233
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012[4,7]	1,674	1,667
United Air Lines, Inc, Series 2001-1, Class A-1, 6.071% 2014[7]	852	835
United Air Lines, Inc, Series 2001-1, Class A-3, 6.602% 2015[7]	1,910	1,887
American Standard Inc. 8.25% 2009	1,700	1,851
American Standard Inc. 7.625% 2010	2,300	2,474
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,484
Deere & Co. 8.95% 2019	2,250	2,502
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,7]	1,012	1,061
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,7]	2,052	2,185
THL Buildco, Inc. 8.50% 2014	3,225	3,128
Tyco International Group SA 6.125% 2008	2,375	2,426
Waste Management, Inc. 7.00% 2006	1,000	1,014
Waste Management, Inc. 7.375% 2010	650	708
WMX Technologies, Inc. 7.10% 2026	500	571
Northwest Airlines, Inc. 9.875% 2007[4]	1,000	395
Northwest Airlines, Inc. 7.875% 2008[4]	1,000	392
Northwest Airlines, Inc. 10.00% 2009[4]	2,750	1,052
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020[7]	390	395
H-Lines Finance Holding Corp. 0%/11% 2013[3]	2,600	2,165
Builders FirstSource, Inc. 8.59% 2012[1]	2,000	2,045
Raytheon Co. — RC Trust I 7.00% trust preferred 2006	2,000	2,023
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[7]	493	529
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[7]	1,495	1,439
DynCorp International and DIV Capital Corp. 9.50% 2013	1,500	1,568
Williams Scotsman, Inc. 8.50% 2015	1,500	1,560
Delta Air Lines, Inc. 8.00% 2007[2,4]	1,500	338
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010[7]	1,000	826
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[7]	372	302
K&F Industries, Inc. 7.75% 2014	1,400	1,421
Standard Aero Holdings, Inc. 8.25% 2014	1,575	1,299
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[7]	1,000	1,006
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,7]	612	616
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,4]	250	—
		140,597

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.56%
United Kingdom 7.50% 2006	£3,595	$6,364
United Kingdom 4.75% 2010	1,060	1,865
United Kingdom 4.75% 2015	3,115	5,630
United Kingdom 4.25% 2032	3,390	6,071
German Government 4.50% 2006	€6,400	7,655
German Government 5.25% 2008	5,650	6,984
German Government 5.25% 2011	1,750	2,275
German Government 4.25% 2014	495	628
United Mexican States Government Global 4.625% 2008	$2,735	2,704
United Mexican States Government Global 8.625% 2008	2,500	2,695
United Mexican States Government Global 10.375% 2009	500	577
United Mexican States Government Global 9.875% 2010	1,000	1,175
United Mexican States Government Eurobonds 5.375% 2013	€1,115	1,433
United Mexican States Government Eurobonds 4.25% 2015	820	976
United Mexican States Government Global 11.375% 2016	$1,750	2,577
United Mexican States Government Global 7.50% 2033	1,080	1,281
French Government O.A.T. Eurobond 4.00% 2009	€2,750	3,358
French Government O.A.T. Eurobond 4.75% 2035	6,210	8,850
Spanish Government 4.25% 2007	9,930	12,021
Polish Government 5.75% 2010	PLZ27,635	8,766
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,750	8,741
Korean Government 4.00% 2010	KRW7,540,000	7,138
Korean Government 4.25% 2014	1,390,000	1,253
Russian Federation 8.25% 2010	$3,500	3,734
Russian Federation 8.25% 2010[2]	2,000	2,134
KfW International Finance Inc. 1.75% 2010	¥625,000	5,536
Israel Government 7.50% 2014	ILS18,565	4,371
Panama (Republic of) Global 9.375% 2023	$2,145	2,697
Panama (Republic of) Global 7.125% 2026	390	397
Panama (Republic of) Global 9.375% 2029	1,000	1,263
Thai Government 4.125% 2009	THB99,100	2,328
Thai Government 5.00% 2014	68,105	1,616
Queensland Treasury Corp. 6.00% 2015	A$4,430	3,408
Brazil (Federal Republic of) Global 14.50% 2009	$1,500	1,928
Brazil (Federal Republic of) Global 10.25% 2013	375	452
Brazil (Federal Republic of) Global 11.00% 2040	500	645
Canadian Government 4.25% 2026[8]	C$1,000	1,589
Argentina (Republic of) 3.504% 2012[1]	$2,000	1,543
Bulgaria (Republic of) 8.25% 2015	1,020	1,234
Dominican Republic 9.04% 2018[2,5]	1,045	1,105
El Salvador (Republic of) 7.65% 2035	790	818
El Salvador (Republic of) 7.65% 2035[2]	70	72
State of Qatar 9.75% 2030	500	765
		138,652

MATERIALS — 4.36%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,433
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,798
Abitibi-Consolidated Co. of Canada 7.991% 2011[1]	3,500	3,386
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,500	8,181
JSG Funding PLC 9.625% 2012	575	578
JSG Funding PLC 7.75% 2015	€3,000	3,176
JSG Funding PLC 7.75% 2015	$2,000	1,670
JSG Holdings PLC 11.50% 2015[5]	€3,234	3,447
Rhodia SA 8.00% 2010	2,300	2,870
Rhodia 10.25% 2010	$2,500	2,750
Rhodia SA 9.25% 2011	€2,500	3,164
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$9,025	$8,461
Owens-Brockway Glass Container Inc. 8.875% 2009	2,500	2,622
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,430
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,471
Stone Container Corp. 9.25% 2008	$650	670
Stone Container Corp. 9.75% 2011	950	964
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,930
Stone Container Corp. 8.375% 2012	250	243
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,590
Norske Skogindustrier ASA 7.625% 2011[2]	4,000	4,288
Norske Skogindustrier ASA 6.125% 2015[2]	1,500	1,452
Lyondell Chemical Co. 9.50% 2008	1,355	1,428
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	793
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,500	1,658
Weyerhaeuser Co. 5.95% 2008	533	544
Weyerhaeuser Co. 6.75% 2012	2,000	2,125
Weyerhaeuser Co. 7.375% 2032	1,000	1,115
Graphic Packaging International, Inc. 8.50% 2011	2,975	2,997
Graphic Packaging International, Inc. 9.50% 2013	500	480
Georgia-Pacific Corp. 7.50% 2006	1,000	1,011
Georgia-Pacific Corp. 8.125% 2011	1,000	1,006
Georgia-Pacific Corp. 8.875% 2031	500	504
Sino-Forest Corp. 9.125% 2011[2]	2,315	2,494
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	339
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,710
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	431
United States Steel Corp. 9.75% 2010	2,103	2,298
Neenah Paper, Inc. 7.375% 2014	2,325	2,110
Plastipak Holdings, Inc. 8.50% 2015[2]	2,000	2,030
Airgas, Inc. 6.25% 2014	2,000	1,975
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,960
Building Materials Corp. of America 7.75% 2014	2,000	1,940
Steel Dynamics, Inc. 9.50% 2009	1,750	1,851
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,841
Crompton Corp. 10.198% 2010[1]	$1,600	1,768
Domtar Inc. 7.125% 2015	2,000	1,715
Associated Materials Inc. 9.75% 2012	1,750	1,697
International Paper Co. 5.85% 2012	1,500	1,524
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[3]	1,044	765
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	726
Teck Cominco Ltd. 6.125% 2035	1,500	1,488
Corporación Nacional del Cobre de Chile 5.625% 2035[2]	1,250	1,250
Oregon Steel Mills, Inc. 10.00% 2009	1,000	1,075
Temple-Inland Inc. 6.375% 2016	935	955
Allegheny Technologies, Inc. 8.375% 2011	500	545
		108,722

UTILITIES — 3.43%
AES Corp. 9.50% 2009	695	754
AES Corp. 9.375% 2010	4,019	4,411
AES Corp. 8.75% 2013[2]	6,350	6,945
AES Corp. 9.00% 2015[2]	350	385
AES Red Oak, LLC, Series A, 8.54% 2019[7]	915	1,012
AES Ironwood, LLC 8.857% 2025[7]	1,168	1,297
AES Red Oak, LLC, Series B, 9.20% 2029[7]	2,500	2,825
Edison Mission Energy 10.00% 2008	3,000	3,300
Mission Energy Holding Co. 13.50% 2008	1,525	1,777
Edison Mission Energy 7.73% 2009	1,500	1,556
Edison Mission Energy 9.875% 2011	3,438	4,027
Midwest Generation, LLC, Series B, 8.56% 2016[7]	1,798	1,956
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,595
Dynegy Holdings Inc. 9.875% 2010[2]	3,225	3,551
Dynegy Holdings Inc. 10.125% 2013[2]	4,750	5,391
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[2]	5,875	6,389
Southern Power Co., Series B, 6.25% 2012	6,000	6,321
American Electric Power Co., Inc., Series A, 6.125% 2006	921	925
American Electric Power Co., Inc. 4.709% 2007[1,3]	5,000	4,971
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,761
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,497
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,087	3,415
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	150
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,456
Exelon Generation Co., LLC 6.95% 2011	1,300	1,403
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,633
Cilcorp Inc. 8.70% 2009	1,000	1,112
Union Electric Co. 5.25% 2012	1,495	1,506
Duke Capital Corp. 6.25% 2013	1,000	1,043
Duke Capital Corp. 5.50% 2014	1,000	998
SP PowerAssets Ltd. 3.80% 2008[2]	2,000	1,943
Scottish Power PLC 5.375% 2015	1,230	1,233
Israel Electric Corp. Ltd. 7.70% 2018[2]	1,000	1,132
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,045
Oncor Electric Delivery Co. 6.375% 2012	800	845
		85,560

ENERGY — 3.11%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,7]	5,133	4,959
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	71	68
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	675	782
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,7]	360	417
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,7]	7,500	7,457
Premcor Refining Group Inc. 9.25% 2010	3,750	4,065
Premcor Refining Group Inc. 6.125% 2011	2,000	2,069
Premcor Refining Group Inc. 6.75% 2011	2,700	2,863
Premcor Refining Group Inc. 9.50% 2013	650	725
Premcor Refining Group Inc. 6.75% 2014	2,000	2,103
Premcor Refining Group Inc. 7.50% 2015	275	293
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,7]	6,250	6,387
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	3,000	3,066
Coastal Corp. 6.375% 2009	150	148
El Paso Energy Corp. 7.75% 2010[2]	1,500	1,537
El Paso Energy Corp. 7.375% 2012	100	101
El Paso Natural Gas Co. 7.50% 2026	175	182
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,982
Southern Natural Gas Co. 7.35% 2031	1,000	1,031
Southern Natural Gas Co. 8.00% 2032	1,325	1,460
Williams Companies, Inc. 6.375% 2010[2]	1,000	1,004
Williams Companies, Inc. 7.125% 2011	500	522
Williams Companies, Inc. 8.125% 2012	4,030	4,413
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,7]	4,683	4,582
Newfield Exploration Co. 8.375% 2012	3,250	3,494
Newfield Exploration Co. 6.625% 2014	1,000	1,022
Petroleum Export Ltd., Class A-3, 5.265% 2011[2,7]	4,150	4,115
Devon Energy Corp. 7.95% 2032	2,750	3,558
Overseas Shipholding Group, Inc. 8.25% 2013	525	558
Overseas Shipholding Group, Inc. 7.50% 2024	1,925	1,915
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,7]	2,500	2,362
Encore Acquisition Co. 6.00% 2015	2,500	2,312
Teekay Shipping Corp. 8.875% 2011	1,900	2,157
Pogo Producing Co. 6.875% 2017[2]	2,000	1,960
Gulfstream Natural Gas System LLC 6.19% 2025[2]	1,220	1,252
Reliance Industries Ltd., Series B, 10.25% 2097	500	609
		77,530

INFORMATION TECHNOLOGY — 2.46%
Electronic Data Systems Corp. 6.334% 2006	2,000	2,017
Electronic Data Systems Corp. 7.125% 2009	3,500	3,722
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	10,025	10,318
Electronic Data Systems Corp. 7.45% 2029	1,250	1,333
Celestica Inc. 7.875% 2011	5,650	5,721
Celestica Inc. 7.625% 2013	3,450	3,420
Sanmina-SCI Corp. 10.375% 2010	3,750	4,163
Sanmina-SCI Corp. 6.75% 2013	4,000	3,825
Nortel Networks Ltd. 6.125% 2006	5,975	6,005
Xerox Corp. 7.125% 2010	5,000	5,231
Motorola, Inc. 7.625% 2010	239	266
Motorola, Inc. 8.00% 2011	2,000	2,296
Motorola, Inc. 7.50% 2025	500	603
Motorola, Inc. 5.22% 2097	1,000	830
SunGard Data Systems Inc. 9.125% 2013[2]	3,000	3,120
Freescale Semiconductor, Inc. 6.875% 2011	2,400	2,532
Jabil Circuit, Inc. 5.875% 2010	2,000	2,033
Amkor Technology, Inc. 10.50% 2009	275	254
Amkor Technology, Inc. 7.125% 2011	1,600	1,416
Amkor Technology, Inc. 7.75% 2013	75	66
Viasystems, Inc. 10.50% 2011	1,500	1,451
Solectron Corp., Series B, 7.375% 2006	625	631
Exodus Communications, Inc. 11.625% 2010[4,6]	377	—
		61,253

ASSET-BACKED OBLIGATIONS[7]— 2.31%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	3,000	2,941
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[2]	3,250	3,154
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	5,000	4,980
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,188
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,696
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	1,784	1,814
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	3,300	3,410
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2015[2]	3,000	3,000
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	3,000	2,981
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,935
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,688
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[1]	2,500	2,504
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 2035[1]	2,500	2,503
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,225
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	2,000	2,000
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 2033[1]	1,889	1,892
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[4]	1,686	1,661
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	1,500	1,465
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,500	1,447
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	1,401	1,389
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009[2]	1,250	1,246
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.069% 2010[1,2]	750	755
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	662	692
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	495	494
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	493	492
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	499	488
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	424	423
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	238	237
		57,700

CONSUMER STAPLES — 1.75%
Ahold Finance U.S.A., Inc. 6.25% 2009	2,105	2,137
Ahold Finance U.S.A., Inc. 8.25% 2010	6,005	6,523
Ahold Finance U.S.A., Inc. 6.50% 2017	£61	106
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	$233	249
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	2,825	3,152
Delhaize America, Inc. 8.125% 2011	6,400	7,008
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	792
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,475	5,957
Spectrum Brands, Inc. 7.375% 2015	7,375	6,195
Stater Bros. Holdings Inc. 7.991% 2010[1]	2,550	2,563
Stater Bros. Holdings Inc. 8.125% 2012	1,000	995
CVS Corp. 6.117% 2013[2,7]	1,328	1,380
CVS Corp. 5.298% 2027[2,7]	1,798	1,760
Rite Aid Corp. 6.875% 2013	2,125	1,785
Gold Kist Inc. 10.25% 2014	1,371	1,535
Duane Reade Inc. 8.991% 2010[1]	1,000	935
Tesco PLC 5.50% 2033	£330	629
		43,701

HEALTH CARE — 1.64%
Columbia/HCA Healthcare Corp. 7.00% 2007	$2,500	2,563
HCA Inc. 5.50% 2009	6,150	6,105
Concentra Operating Corp. 9.50% 2010	4,000	4,160
Concentra Operating Corp. 9.125% 2012	3,250	3,364
Tenet Healthcare Corp. 6.375% 2011	1,000	917
Tenet Healthcare Corp. 9.875% 2014	1,600	1,628
Tenet Healthcare Corp. 9.25% 2015[2]	750	748
Wyeth 5.50% 2016[2]	3,000	3,041
Mylan Laboratories Inc. 5.75% 2010[2]	3,000	3,019
Amgen Inc. 4.00% 2009	2,500	2,426
Triad Hospitals, Inc. 7.00% 2012	2,250	2,309
Universal Hospital Services, Inc., Series B, 10.125% 2011	2,000	2,080
Humana Inc. 7.25% 2006	1,500	1,514
Aetna Inc. 7.375% 2006	1,400	1,406
Quintiles Transnational Corp. 10.00% 2013	1,250	1,400
Cardinal Health, Inc. 5.85% 2017	1,235	1,259
UnitedHealth Group Inc. 5.20% 2007	1,000	1,000
Health Net, Inc. 9.875% 2011[1]	815	952
Warner Chilcott Corp. 8.75% 2015[2]	1,000	925
		40,816

MUNICIPALS — 0.55%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	$3,030	$3,201
State of Virginia, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	3,000	3,059
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
Asset-backed Bonds, Series 2003-A1, 6.25% 2033	1,500	1,635
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding
Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,610
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,566	1,561
State of California, Deptartment of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	1,500	1,498
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
Asset-backed Bonds, Series 2003, 6.125% 2024	750	819
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	459	457
		13,840

Total bonds & notes (cost: $2,020,388,000)		2,013,002

Convertible securities — 0.36%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.19%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009	$648,000	626
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€3,061,000	3,675
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	375
		4,676

INFORMATION TECHNOLOGY — 0.09%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$1,500,000	1,449
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$1,000,000	962
		2,411

TELECOMMUNICATION SERVICES — 0.08%
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	1,993

Total convertible securities (cost: $7,165,000)		9,080

Preferred stocks — 3.02%	Shares

FINANCIALS — 3.02%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	6,430,000	7,115
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	6,075,000	6,571
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	10,090,000	9,795
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,030,000	9,407
Principal Financial Group, Inc. Series A, 5.563% preferred	88,300	9,034
Fannie Mae, Series O, 7.00% preferred[2]	125,000	6,844
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	4,650,000	5,143
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	4,250,000	4,837
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	3,750,000	4,109
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	2,500,000	2,709
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	1,175,000	1,231
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	850,000	985
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	65,000	1,771
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	1,500,000	1,428
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,116
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	965,000	1,026
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	750,000	831
First Republic Capital Corp., Series A, 10.50% preferred[2]	750	799
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	20,000	530
		75,281

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[9]	5,000	2

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,9]	55	—

Total preferred stocks (cost: $73,291,000)		75,283

Common stocks — 0.13%

UTILITIES — 0.08%
Drax Group PLC[9]	231,144	1,966

TELECOMMUNICATION SERVICES — 0.03%
Sprint Nextel Corp.	33,726	788
XO Communications, Inc.[9]	848	1
		789

INDUSTRIALS — 0.01%
DigitalGlobe Inc.[2,6,9]	306,464	307
Delta Air Lines, Inc.[2,9]	60,887	46
		353

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[9]	32,500	79

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,9]	16,114	8

Total common stocks (cost: $3,134,000)		3,195

Rights & warrants — 0.04%

TELECOMMUNICATION SERVICES — 0.04%
American Tower Corp., warrants, expire 2008[2,9]	3,000	1,083
XO Communications, Inc., Series B, warrants, expire 2010[9]	1,273	1
XO Communications, Inc., Series A, warrants, expire 2010[9]	1,698	—
XO Communications, Inc., Series C, warrants, expire 2010[9]	1,273	—
GT Group Telecom Inc., warrants, expire 2010[2,6,9]	1,000	—

Total rights & warrants (cost: $54,000)		1,084

	Principal amount	Market value
Short-term securities — 14.43%	(000)	(000)

Pfizer Investment Capital PLC 4.19%-4.30% due 1/25-2/16/2006[2,10]	$49,400	$49,198
CAFCO, LLC 4.34% due 2/21/2006[2,10]	18,500	18,384
Ciesco LLC 4.37% due 3/1/2006[2,10]	17,000	16,881
Cloverleaf International Holdings SA 4.27%-4.30% due 1/17-2/13/2006[2,10]	34,200	34,108
Variable Funding Capital Corp. 4.29%-4.31% due 2/9/2006[2]	30,500	30,356
Atlantic Industries 4.20%-4.22% due 1/9/2006[2]	29,000	28,969
Ranger Funding Co. LLC 4.30%-4.32% due 1/17-1/30/2006[2]	25,000	24,934
Freddie Mac 4.08%-4.12% due 1/24/2006	20,800	20,742
Park Avenue Receivables Co., LLC 4.30% due 1/13/2006[2]	18,000	17,972
Procter & Gamble Co. 4.18%-4.21% due 1/4-1/5/2006[2]	17,565	17,556
Kimberly-Clark Worldwide Inc. 4.20% due 1/13/2006[2]	15,900	15,876
Estée Lauder Companies Inc. 4.25% due 1/30/2006[2]	15,000	14,947
Clipper Receivables Co., LLC 4.23%-4.32% due 1/18-1/27/2006[2]	14,600	14,564
FCAR Owner Trust I 4.23% due 1/10/2006	13,700	13,684
BellSouth Corp. 4.24%-4.26% due 1/24-2/7/2006[2]	13,200	13,159
Anheuser-Busch Companies, Inc. 4.29% due 2/23/2006[2,10]	13,200	13,115
General Electric Capital Corp. 4.20% due 1/3/2006	11,000	10,995
Federal Farm Credit Banks 4.15% due 1/12/2006	4,400	4,394

Total short-term securities (cost: $359,828,000)		359,834

Total investment securities (cost: $2,463,860,000)		2,461,478
Other assets less liabilities		32,991

Net assets		$2,494,469

1Coupon rate may change periodically.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $678,798,000, which represented 27.21% of the net assets of the fund.
3Step bond; coupon rate will increase at a later date.
4Company not making scheduled interest payments; bankruptcy proceedings pending.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
8Index-linked bond whose principal amount moves with a government retail price index.
9Security did not produce income during the last 12 months.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

High Income Bond Fund
Investment portfolio

December 31, 2005

Bonds & notes — 77.60%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 23.20%
General Motors Acceptance Corp. 6.125% 2006	$1,840	$1,788
General Motors Acceptance Corp. 5.85% 2009	1,000	895
General Motors Acceptance Corp. 7.75% 2010	820	766
General Motors Acceptance Corp. 6.875% 2011	7,565	6,907
General Motors Corp. 7.20% 2011	3,790	2,681
General Motors Acceptance Corp. 7.25% 2011	2,980	2,742
General Motors Acceptance Corp. 6.875% 2012	300	271
General Motors Acceptance Corp. 7.00% 2012	1,450	1,317
General Motors Corp. 7.125% 2013	2,170	1,443
General Motors Corp. 7.25% 2013	€400	317
General Motors Acceptance Corp. 6.61% 2014[1]	$1,650	1,488
General Motors Corp. 8.25% 2023	250	162
General Motors Corp. 8.375% 2033	700	465
J.C. Penney Co., Inc. 8.00% 2010	750	825
J.C. Penney Co., Inc. 9.00% 2012	1,871	2,211
J.C. Penney Co., Inc. 7.65% 2016	3,250	3,711
J.C. Penney Co., Inc. 7.625% 2097	1,000	1,037
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	167
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[2]	1,050	688
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	1,000	458
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	1,875	1,875
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,808	1,731
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013[3]	1,500	1,436
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	1,250	1,250
Emmis Operating Co. 6.875% 2012	4,250	4,245
Emmis Communications Corp. 10.366% 2012[1]	2,150	2,169
Cinemark USA, Inc. 9.00% 2013	4,545	4,829
Cinemark, Inc. 0%/9.75% 2014[2]	2,000	1,490
Young Broadcasting Inc. 10.00% 2011	6,392	6,016
American Media Operations, Inc., Series B, 10.25% 2009	2,815	2,583
American Media Operations, Inc. 8.875% 2011	3,480	2,975
Telenet Communications NV 9.00% 2013	€2,850	3,750
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$2,142	1,767
CanWest Media Inc., Series B, 8.00% 2012	5,266	5,404
Ford Motor Credit Co. 7.375% 2009	750	666
Ford Motor Credit Co. 7.875% 2010	2,125	1,914
Hertz Corp. 10.50% 2016[3]	2,300	2,381
Mirage Resorts, Inc. 6.75% 2007	550	560
Mirage Resorts, Inc. 6.75% 2008	500	509
MGM MIRAGE 6.00% 2009	2,375	2,372
MGM MIRAGE 6.75% 2012	1,050	1,070
MGM MIRAGE 6.625% 2015	275	276
Quebecor Media Inc. 11.125% 2011	2,270	2,469
Sun Media Corp. 7.625% 2013	2,000	2,060
Radio One, Inc., Series B, 8.875% 2011	4,000	4,240
Six Flags, Inc. 8.875% 2010	125	123
Six Flags, Inc. 9.75% 2013	2,530	2,495
Six Flags, Inc. 9.625% 2014	1,475	1,442
Carmike Cinemas, Inc. 7.50% 2014	4,275	4,024
Liberty Media Corp. 7.875% 2009	1,900	2,012
Liberty Media Corp. 5.70% 2013	1,500	1,405
Liberty Media Corp. 8.25% 2030	350	345
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	543
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	200
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	200
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,639
Grupo Posadas, SA de CV 8.75% 2011[3]	3,450	3,536
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,505	3,426
Royal Caribbean Cruises Ltd. 7.00% 2007	725	746
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,500
Royal Caribbean Cruises Ltd. 8.75% 2011	275	312
Royal Caribbean Cruises Ltd. 6.875% 2013	750	798
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,646
Tenneco Automotive Inc. 8.625% 2014	1,710	1,624
K. Hovnanian Enterprises, Inc. 10.50% 2007	625	678
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,250	1,192
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,399
Vidéotron Ltée 6.875% 2014	1,995	2,030
Vidéotron Ltée 6.375% 2015[3]	1,220	1,218
Stoneridge, Inc. 11.50% 2012	3,150	3,221
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,604
Mohegan Tribal Gaming Authority 7.125% 2014	575	592
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,922
Sealy Mattress Co. 8.25% 2014	2,800	2,898
RH Donnelley Inc. 10.875% 2012[3]	2,500	2,831
Kabel Deutschland GmbH 10.625% 2014[3]	2,655	2,808
Reader’s Digest Association, Inc. 6.50% 2011	2,800	2,751
Dollarama Group LP 8.875% 2012[3]	2,750	2,709
Iesy Repository GmbH 10.125% 2015	€500	616
Iesy Repository GmbH 10.375% 2015[3]	$2,000	2,090
Delphi Automotive Systems Corp. 6.55% 2006[4]	250	128
Delphi Automotive Systems Corp. 6.50% 2009[4]	3,500	1,785
Delphi Corp. 6.50% 2013[4]	555	282
Delphi Automotive Systems Corp. 7.125% 2029[4]	750	384
NTL Cable PLC 8.75% 2014	1,350	1,418
NTL Cable PLC 8.75% 2014	€500	628
NTL Cable PLC 9.75% 2014	£300	532
Visteon Corp. 8.25% 2010	$3,000	2,565
William Lyon Homes, Inc. 10.75% 2013	1,750	1,816
William Lyon Homes, Inc. 7.50% 2014	750	652
Cooper-Standard Automotive Inc. 7.00% 2012	1,650	1,526
Cooper-Standard Automotive Inc. 8.375% 2014	1,150	880
Technical Olympic USA, Inc. 9.00% 2010	900	915
Technical Olympic USA, Inc. 10.375% 2012	1,500	1,483
Cablevision Systems Corp., Series B, 8.00% 2012	2,240	2,106
Boyd Gaming Corp. 7.75% 2012	1,000	1,052
Boyd Gaming Corp. 8.75% 2012	500	539
Boyd Gaming Corp. 6.75% 2014	500	499
Neiman Marcus Group, Inc. 9.00% 2015[3,5]	2,020	2,076
Gaylord Entertainment Co. 8.00% 2013	1,445	1,521
Gaylord Entertainment Co. 6.75% 2014	500	492
Warner Music Group 7.375% 2014	2,000	1,995
Fisher Communications, Inc. 8.625% 2014	1,860	1,972
Clear Channel Communications, Inc. 5.75% 2013	695	682
Clear Channel Communications, Inc. 5.50% 2014	1,305	1,251
AMC Entertainment Inc. 9.50% 2011	767	758
AMC Entertainment Inc. 9.875% 2012	375	369
AMC Entertainment Inc. 8.00% 2014	850	774
Riddell Bell Holdings Inc. 8.375% 2012	2,000	1,865
D.R. Horton, Inc. 8.00% 2009	875	937
D.R. Horton, Inc. 7.875% 2011	300	328
Schuler Homes, Inc. 10.50% 2011	250	270
D.R. Horton, Inc. 6.875% 2013	75	79
Blockbuster Inc. 9.75% 2012[3]	1,745	1,544
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	1,500	1,472
PETCO Animal Supplies, Inc. 10.75% 2011	1,300	1,414
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,575	1,414
WDAC Subsidiary Corp. 8.375% 2014[3]	1,450	1,412
EchoStar DBS Corp. 5.75% 2008	600	591
EchoStar DBS Corp. 9.125% 2009	781	819
Toys “R” Us, Inc. 7.875% 2013	1,539	1,231
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,121	1,211
Buffets, Inc. 11.25% 2010	1,150	1,179
Adelphia Communications Corp. 10.25% 2011[4]	450	272
Century Communications Corp. 0% 2003[4]	1,000	850
Dillard’s, Inc. 6.30% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	350	376
LBI Media, Inc. 10.125% 2012	1,000	1,066
Aztar Corp. 7.875% 2014	1,000	1,052
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,044
Standard Pacific Corp. 5.125% 2009	1,000	944
KB Home 6.25% 2015	950	924
Hilton Hotels Corp. 7.625% 2008	265	277
Hilton Hotels Corp. 7.20% 2009	610	641
TRW Automotive Acquisition Corp. 9.375% 2013	807	878
Lighthouse International Co. SA 8.00% 2014	€675	849
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	$750	831
Jostens IH Corp. 7.625% 2012	810	818
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	758	794
Payless ShoeSource, Inc. 8.25% 2013	750	788
Loews Cineplex Entertainment Corp. 9.00% 2014	750	761
Bombardier Recreational Products Inc. 8.375% 2013	700	704
Harrah’s Operating Co., Inc. 7.125% 2007	250	256
Harrah’s Operating Co., Inc. 5.625% 2015	400	394
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]	2,389	621
YUM! Brands, Inc. 7.70% 2012	500	553
Warnaco, Inc. 8.875% 2013	500	541
Dana Corp. 5.85% 2015	700	501
Ryland Group, Inc. 5.375% 2008	500	500
WCI Communities, Inc. 9.125% 2012	500	500
Key Plastics Holdings, Inc., Series B, 10.25% 2007[4,6]	4,000	—
		217,237

MATERIALS — 10.15%
JSG Funding PLC 9.625% 2012	$1,526	$1,534
JSG Funding PLC 7.75% 2015	1,000	835
JSG Funding PLC 7.75% 2015	€ 750	794
JSG Holdings PLC 11.50% 2015[5]	5,186	5,528
Abitibi-Consolidated Co. of Canada 5.25% 2008	$700	668
Abitibi-Consolidated Finance LP 7.875% 2009	767	763
Abitibi-Consolidated Inc. 8.55% 2010	1,529	1,556
Abitibi-Consolidated Co. of Canada 7.991% 2011[1]	1,000	967
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,025	874
Abitibi-Consolidated Co. of Canada 8.375% 2015	4,000	3,850
Owens-Illinois, Inc. 8.10% 2007	500	514
Owens-Brockway Glass Container Inc. 8.875% 2009	445	467
Owens-Illinois, Inc. 7.50% 2010	1,275	1,300
Owens-Brockway Glass Container Inc. 7.75% 2011	2,425	2,543
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,647
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	441
Millennium America Inc. 9.25% 2008	$1,275	1,382
Lyondell Chemical Co. 9.50% 2008	589	621
Equistar Chemicals, LP 10.125% 2008	525	572
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	200	221
Lyondell Chemical Co. 10.50% 2013	2,000	2,282
Millennium America Inc. 7.625% 2026	700	672
Rhodia SA 8.00% 2010	€700	873
Rhodia 10.25% 2010	$2,650	2,915
Rhodia 8.875% 2011	1,510	1,555
Rhodia SA 9.25% 2011	€300	380
Stone Container Corp. 9.25% 2008	$1,000	1,030
Stone Container Corp. 9.75% 2011	425	431
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	225	217
Stone Container Corp. 8.375% 2012	630	613
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,925	2,706
Plastipak Holdings, Inc. 8.50% 2015[3]	4,585	4,654
Nalco Co. 7.75% 2011	3,740	3,861
Nalco Co. 8.875% 2013	500	526
Associated Materials Inc. 9.75% 2012	3,160	3,065
AMH Holdings, Inc. 0%/11.25% 2014[2]	1,650	817
Graphic Packaging International, Inc. 8.50% 2011	2,500	2,519
Graphic Packaging International, Inc. 9.50% 2013	1,270	1,219
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,850	3,609
Earle M. Jorgensen Co. 9.75% 2012	3,150	3,386
Building Materials Corp. of America 8.00% 2008	200	203
Building Materials Corp. of America 7.75% 2014	3,100	3,007
Domtar Inc. 7.875% 2011	775	717
Domtar Inc. 7.125% 2015	2,550	2,187
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	2,500	2,769
Longview Fibre Co. 10.00% 2009	2,250	2,374
Oregon Steel Mills, Inc. 10.00% 2009	2,200	2,365
United States Steel Corp. 9.75% 2010	2,103	2,298
Rockwood Specialties Group, Inc. 7.50% 2014	1,400	1,402
Rockwood Specialties Group, Inc. 7.625% 2014	€700	859
Ainsworth Lumber Co. Ltd. 7.25% 2012	$500	452
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,025	1,747
Neenah Paper, Inc. 7.375% 2014	1,950	1,770
Sino-Forest Corp. 9.125% 2011[3]	1,305	1,406
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	980
Crompton Corp. 10.198% 2010[1]	800	884
Allegheny Technologies, Inc. 8.375% 2011	750	817
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[2]	500	366
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	436
NOVA Chemicals Corp. 7.561% 2013[1,3]	750	770
Georgia-Pacific Corp. 7.50% 2006	250	253
Georgia-Pacific Corp. 8.125% 2011	500	503
Airgas, Inc. 6.25% 2014	750	741
Steel Dynamics, Inc. 9.50% 2009	500	529
Huntsman LLC 11.50% 2012	379	431
Ispat Inland ULC 9.75% 2014	327	372
		95,045

TELECOMMUNICATION SERVICES — 8.63%
Qwest Capital Funding, Inc. 7.75% 2006	260	264
U S WEST Capital Funding, Inc. 6.375% 2008	730	728
Qwest Capital Funding, Inc. 7.00% 2009	2,500	2,538
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,726
Qwest Capital Funding, Inc. 7.25% 2011	3,100	3,154
Qwest Communications International Inc. 7.50% 2014[3]	1,500	1,549
U S WEST Capital Funding, Inc. 6.875% 2028	1,325	1,216
Qwest Capital Funding, Inc. 7.75% 2031	370	357
American Tower Corp. 7.25% 2011	675	705
American Tower Corp. 7.125% 2012	8,115	8,399
American Tower Corp. 7.50% 2012	1,925	2,021
American Cellular Corp., Series B, 10.00% 2011	2,425	2,643
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,375
Dobson Communications Corp. 8.875% 2013	712	714
Nextel Communications, Inc. 6.875% 2013	505	527
Nextel Communications, Inc. 7.375% 2015	6,750	7,129
Centennial Cellular Corp. 10.75% 2008	704	722
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,852
Centennial Communications Corp. 10.25% 2013[1,3]	2,450	2,468
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	1,800	1,836
Triton PCS, Inc. 9.375% 2011	800	588
Triton PCS, Inc. 8.50% 2013	5,625	5,259
Intelsat, Ltd. 8.695% 2012[1,3]	1,550	1,583
Intelsat, Ltd. 8.25% 2013[3]	2,115	2,147
Intelsat, Ltd. 8.625% 2015[3]	1,685	1,710
SBC Communications Inc. 4.125% 2009	2,500	2,416
AT&T Corp. 9.05% 2011[1]	1,444	1,600
Rogers Wireless Inc. 7.25% 2012	600	634
Rogers Wireless Inc. 7.50% 2015	2,175	2,360
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	1,825	1,793
Hawaiian Telecom Communications, Inc. 9.9475% 2013[1,3]	550	534
Hawaiian Telecom Communications, Inc. 9.9475% 2013[1,3]	30	29
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	425	400
Cincinnati Bell Inc. 7.25% 2013	2,625	2,743
SBA Communications Corp. 8.50% 2012	2,275	2,537
MetroPCS, Inc. 10.75% 2007[1]	725	761
MetroPCS, Inc. 8.25% 2011[1]	1,300	1,337
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,330	1,396
Millicom International Cellular SA 10.00% 2013	1,320	1,369
France Télécom 7.75% 2011[1]	1,000	1,118
Nextel Partners, Inc. 8.125% 2011	1,000	1,074
NTELOS Inc. 9.39% 2012[1]	1,000	1,010
Rural Cellular Corp. 10.046% 2012[1,3]	850	861
Cell C Ltd. 8.625% 2012	€490	622
AirGate PCS, Inc. 9.375% 2009[3]	$27	28
		80,832

INDUSTRIALS — 8.03%
Allied Waste North America, Inc. 8.50% 2008	$1,875	$1,978
Allied Waste North America, Inc., Series B, 8.875% 2008	1,125	1,192
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	995
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,429
Allied Waste North America, Inc., Series B, 6.125% 2014	1,500	1,421
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,030
Allied Waste North America, Inc. 7.25% 2015	100	101
NTK Holdings Inc. 0%/10.75% 2014[2]	5,250	3,307
THL Buildco, Inc. 8.50% 2014	2,835	2,750
TFM, SA de CV 10.25% 2007	365	387
TFM, SA de CV 9.375% 2012[3]	3,150	3,465
TFM, SA de CV 12.50% 2012	820	939
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	617	617
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	2,009	1,959
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	1,398	1,430
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	756	670
Terex Corp. 9.25% 2011	1,500	1,609
Terex Corp., Class B, 10.375% 2011	1,260	1,342
Terex Corp. 7.375% 2014	1,500	1,492
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,125
DynCorp International and DIV Capital Corp. 9.50% 2013	3,795	3,966
Bombardier Capital Inc., Series A, 6.125% 2006[3]	1,790	1,799
Bombardier Inc. 6.75% 2012[3]	900	837
Bombardier Inc. 6.30% 2014[3]	600	528
United Rentals (North America), Inc., Series B, 6.50% 2012	2,600	2,545
United Rentals (North America), Inc. 7.75% 2013	500	490
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	117	116
United Air Lines, Inc, Series 2001-1, Class A-1, 6.071% 2014[7]	426	417
United Air Lines, Inc, Series 2001-1, Class A-3, 6.602% 2015[7]	2,388	2,359
K&F Industries, Inc. 7.75% 2014	2,640	2,680
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011	1,855	1,753
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	540	570
Goodman Global Holdings 7.491% 2012[1,3]	500	497
Goodman Global Holdings 7.875% 2012[3]	1,830	1,711
American Standard Inc. 8.25% 2009	1,500	1,633
American Standard Inc. 7.625% 2010	500	538
DRS Technologies, Inc. 6.875% 2013	2,175	2,091
Standard Aero Holdings, Inc. 8.25% 2014	2,405	1,984
Jacuzzi Brands, Inc. 9.625% 2010	1,750	1,868
Ashtead Group PLC 8.625% 2015[3]	1,675	1,771
Kansas City Southern Railway Co. 9.50% 2008	685	745
Kansas City Southern Railway Co. 7.50% 2009	865	897
Williams Scotsman, Inc. 8.50% 2015	1,425	1,482
Builders FirstSource, Inc. 8.59% 2012[1]	1,225	1,253
Northwest Airlines, Inc. 8.875% 2006[4]	500	193
Northwest Airlines, Inc. 9.875% 2007[4]	1,000	395
Northwest Airlines, Inc. 7.875% 2008[4]	665	261
Northwest Airlines, Inc. 10.00% 2009[4]	1,000	383
FTI Consulting, Inc. 7.625% 2013[3]	1,000	1,035
ACIH, Inc. 0%/11.50% 2012[2,3]	1,225	870
Accuride Corp. 8.50% 2015	825	817
UCAR Finance Inc. 10.25% 2012	730	775
Ahern Rentals, Inc. 9.25% 2013[3]	675	714
Argo-Tech Corp. 9.25% 2011	410	422
AGCO Corp. 6.875% 2014	€250	306
Delta Air Lines, Inc. 8.00% 2007[3,4]	$1,250	281
		75,220

UTILITIES — 5.12%
Edison Mission Energy 10.00% 2008	$1,750	$1,925
Mission Energy Holding Co. 13.50% 2008	2,100	2,446
Edison Mission Energy 7.73% 2009	6,325	6,562
Edison Mission Energy 9.875% 2011	3,600	4,216
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,434
AES Corp. 9.50% 2009	1,646	1,786
AES Corp. 9.375% 2010	747	820
AES Corp. 8.75% 2013[3]	7,100	7,766
AES Gener SA 7.50% 2014	750	763
AES Red Oak, LLC, Series A, 8.54% 2019[7]	458	506
Dynegy Holdings Inc. 9.875% 2010[3]	2,000	2,202
Dynegy Holdings Inc. 10.125% 2013[3]	3,525	4,001
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	167
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,388	2,642
Sierra Pacific Resources 8.625% 2014	875	951
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	274
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[3]	2,925	3,181
PSEG Energy Holdings Inc. 8.625% 2008	2,880	3,009
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,7]	1,519	1,490
Electricidad de Caracas Finance BV 10.25% 2014[3]	735	785
		47,926

INFORMATION TECHNOLOGY — 4.92%
Sanmina-SCI Corp. 10.375% 2010	5,750	6,382
Sanmina-SCI Corp. 6.75% 2013	2,000	1,912
SunGard Data Systems Inc. 9.125% 2013[3]	4,250	4,420
SunGard Data Systems Inc. 10.25% 2015[3]	1,000	1,005
Celestica Inc. 7.875% 2011	3,100	3,139
Celestica Inc. 7.625% 2013	2,250	2,230
Xerox Corp. 7.125% 2010	3,565	3,730
Xerox Corp. 7.625% 2013	1,000	1,060
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	4,470	4,601
Amkor Technology, Inc. 9.25% 2008	2,275	2,218
Amkor Technology, Inc. 10.50% 2009	465	430
Amkor Technology, Inc. 7.125% 2011	1,100	973
Amkor Technology, Inc. 7.75% 2013	380	333
Nortel Networks Ltd. 6.125% 2006	2,975	2,990
Lucent Technologies Inc. 7.25% 2006	2,000	2,025
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	1,725	1,703
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 7.741% 2011[1]	250	255
Freescale Semiconductor, Inc. 6.875% 2011	1,700	1,794
Motorola, Inc. 7.625% 2010	80	89
Motorola, Inc. 8.00% 2011	625	718
Motorola, Inc. 7.50% 2025	200	241
Motorola, Inc. 5.22% 2097	650	540
Iron Mountain Inc. 7.75% 2015	1,060	1,073
Viasystems, Inc. 10.50% 2011	1,000	968
Jabil Circuit, Inc. 5.875% 2010	875	890
Flextronics International Ltd. 6.50% 2013	200	204
Solectron Corp., Series B, 7.375% 2006	125	126
		46,049

HEALTH CARE — 4.56%
Select Medical Corp. 7.625% 2015	650	629
Select Medical Holdings Corp. 9.933% 2015[1,3]	7,000	7,070
Quintiles Transnational Corp. 10.00% 2013	5,625	6,300
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[2]	1,300	969
Warner Chilcott Corp. 8.75% 2015[3]	6,130	5,670
Concentra Operating Corp. 9.50% 2010	4,125	4,290
Concentra Operating Corp. 9.125% 2012	250	259
Tenet Healthcare Corp. 6.375% 2011	2,975	2,730
Tenet Healthcare Corp. 7.375% 2013	525	487
Tenet Healthcare Corp. 9.875% 2014	800	814
Tenet Healthcare Corp. 9.25% 2015[3]	350	349
Accellent Inc. 10.50% 2013[3]	2,650	2,729
HealthSouth Corp. 8.375% 2011	1,090	1,115
HealthSouth Corp. 7.625% 2012	1,100	1,122
Columbia/HCA Healthcare Corp. 7.00% 2007	750	769
HCA Inc. 5.50% 2009	500	496
HCA Inc. 6.25% 2013	550	553
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[3]	1,410	1,512
Omnicare, Inc. 6.875% 2015	1,300	1,326
Mylan Laboratories Inc. 5.75% 2010[3]	1,150	1,157
Triad Hospitals, Inc. 7.00% 2012	925	949
Universal Hospital Services, Inc., Series B, 10.125% 2011	800	832
Team Finance LLC and Health Finance Corp. 11.25% 2013[3]	510	523
		42,650

CONSUMER STAPLES — 4.03%
Rite Aid Corp. 6.125% 2008[3]	750	709
Rite Aid Corp. 9.50% 2011	1,000	1,060
Rite Aid Corp. 6.875% 2013	3,375	2,835
Rite Aid Corp. 9.25% 2013	375	353
Rite Aid Corp. 7.50% 2015	300	285
Ahold Finance U.S.A., Inc. 6.25% 2009	1,050	1,066
Ahold Finance U.S.A., Inc. 8.25% 2010	2,690	2,922
Ahold Finance U.S.A., Inc. 6.50% 2017	£12	21
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	$116	125
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	675	753
Stater Bros. Holdings Inc. 7.991% 2010[1]	1,100	1,105
Stater Bros. Holdings Inc. 8.125% 2012	2,850	2,836
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	124
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,300	3,036
Spectrum Brands, Inc. 7.375% 2015	3,740	3,142
Vitamin Shoppe Industries, Inc. 11.84% 2012[1,3]	2,450	2,499
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	1,605	1,621
Petro Stopping Centers, LP 9.00% 2012[3]	630	636
Gold Kist Inc. 10.25% 2014	1,982	2,220
Pathmark Stores, Inc. 8.75% 2012	2,050	1,924
Playtex Products, Inc. 9.375% 2011	1,800	1,894
Duane Reade Inc. 8.991% 2010[1]	2,000	1,870
Delhaize America, Inc. 8.125% 2011	1,480	1,621
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,125	1,221
Elizabeth Arden, Inc. 7.75% 2014	965	979
Constellation Brands, Inc. 8.125% 2012	375	392
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 5.24% 2017[3,7,8]	414	315
Dole Food Co., Inc. 8.875% 2011	178	183
		37,747

ENERGY — 3.70%
Premcor Refining Group Inc. 9.25% 2010	1,200	1,301
Premcor Refining Group Inc. 6.125% 2011	1,500	1,552
Premcor Refining Group Inc. 6.75% 2011	1,650	1,750
Premcor Refining Group Inc. 9.50% 2013	675	753
Premcor Refining Group Inc. 6.75% 2014	1,000	1,052
Premcor Refining Group Inc. 7.50% 2015	350	373
WILLIAMS COS 6.375% 10-01-10[3]	1,000	1,004
Northwest Pipeline Corp. 8.125% 2010	1,375	1,464
Williams Companies, Inc. 8.125% 2012	950	1,040
Williams Companies, Inc. 7.875% 2021	250	272
Williams Companies, Inc. 8.75% 2032	1,100	1,282
Coastal Corp. 6.375% 2009	1,725	1,699
El Paso Energy Corp. 7.75% 2010[3]	1,100	1,127
El Paso Energy Corp. 7.375% 2012	150	151
El Paso Corp. 7.875% 2012	500	517
El Paso Natural Gas Co. 7.50% 2026	50	52
Southern Natural Gas Co. 7.35% 2031	700	722
Southern Natural Gas Co. 8.00% 2032	125	138
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,7]	2,955	2,792
Petrozuata Finance, Inc., Series B, 8.22% 2017[7]	350	331
Newfield Exploration Co., Series B, 7.45% 2007	250	257
Newfield Exploration Co. 7.625% 2011	500	537
Newfield Exploration Co. 8.375% 2012	250	269
Newfield Exploration Co. 6.625% 2014	1,325	1,355
Encore Acquisition Co. 6.00% 2015	2,350	2,174
Pogo Producing Co. 6.875% 2017[3]	2,100	2,058
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,875	1,753
Teekay Shipping Corp. 8.875% 2011	1,500	1,703
Massey Energy Co. 6.875% 2013[3]	1,500	1,521
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[3]	1,350	1,390
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	941	1,021
Overseas Shipholding Group, Inc. 8.25% 2013	650	691
Overseas Shipholding Group, Inc. 7.50% 2024	100	100
Peabody Energy Corp. 5.875% 2016	500	489
		34,690

FINANCIALS — 3.37%
E*TRADE Financial Corp. 7.375% 2013[3]	225	229
E*TRADE Financial Corp. 7.875% 2015	4,085	4,238
Host Marriott, LP, Series G, 9.25% 2007	75	79
Host Marriott, LP, Series I, 9.50% 2007	100	104
Host Marriott, LP, Series M, 7.00% 2012	1,970	2,029
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,176
Host Marriott, LP, Series O, 6.375% 2015	475	476
Providian Financial Corp., Series A, 9.525% 2027[3]	3,500	3,794
Lazard Group LLC 7.125% 2015	2,320	2,440
TuranAlem Finance BV 7.875% 2010	1,500	1,582
TuranAlem Finance BV 8.50% 2015	500	540
TuranAlem Finance BV 8.50% 2015[3]	260	281
UnumProvident Finance Co. PLC 6.85% 2015[3]	2,300	2,400
HSBC Finance Corp. 5.00% 2015	2,265	2,207
iStar Financial, Inc., Series B, 4.875% 2009	500	492
iStar Financial, Inc., Series B, 5.70% 2014	1,500	1,486
Downey Financial Corp. 6.50% 2014	1,250	1,256
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,3]	1,250	1,248
Rouse Co. 3.625% 2009	615	575
Rouse Co. 7.20% 2012	195	205
Rouse Co. 5.375% 2013	390	371
Fairfax Financial Holdings Ltd. 7.75% 2012	1,225	1,149
LaBranche & Co Inc. 9.50% 2009	985	1,044
Kazkommerts International BV 8.50% 2013	500	547
Sovereign Capital Trust I 9.00% 2027	500	539
Capital One Financial Corp. 8.75% 2007	500	520
Chevy Chase Bank, FSB 6.875% 2013	500	517
		31,524

NON US GOVERNMENT BONDS & NOTES — 1.46%
Brazil (Federal Republic of) Global 14.50% 2009	750	964
Brazil (Federal Republic of) Global 10.25% 2013	1,750	2,109
Brazil (Federal Republic of) Global 7.875% 2015	250	267
Brazil (Federal Republic of) Global 11.00% 2040	550	710
Argentina (Republic of) 3.504% 2012[1]	1,625	1,253
Argentina (Republic of) 6.84% 2033[5,9]	ARS2,492	768
Argentina (Republic of) GDP-Linked 2035	5,935	97
United Mexican States Government Global 8.625% 2008	$500	539
United Mexican States Government Global 11.375% 2016	1,015	1,495
Panama (Republic of) Global 9.375% 2023	1,042	1,310
Panama (Republic of) Global 7.125% 2026	310	315
Panama (Republic of) Global 9.375% 2029	250	316
Russian Federation 8.25% 2010	1,000	1,067
Russian Federation 8.25% 2010[3]	750	800
Dominican Republic 9.04% 2018[3,5]	653	691
Colombia (Republic of) Global 10.75% 2013	500	622
Turkey (Republic of) 12.375% 2009	250	303
		13,626

ASSET-BACKED OBLIGATIONS — 0.28%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3,7]	2,750	2,653

MUNICIPALS — 0.15%
State of Winsconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027[10]	1,315	1,389

Total bonds & notes (cost: $730,231,000)		726,588

Convertible securities — 2.99%	Shares or principal amount

CONSUMER DISCRETIONARY — 1.46%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€5,230,000	6,278
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,5,6]	300	2,927
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$4,385,000	2,613
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	80,000	1,850
		13,668

INFORMATION TECHNOLOGY — 0.58%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$3,600,000	3,478
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$2,000,000	1,925
		5,403

INDUSTRIALS — 0.40%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	40,000	3,790

TELECOMMUNICATION SERVICES — 0.29%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,740

UTILITIES — 0.20%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,914

		Market value
Convertible securities	Shares	(000)

MISCELLANEOUS — 0.06%
Other convertible securities in initial period of acquisition		$519

Total convertible securities (cost: $23,000,000)		28,034

Preferred stocks — 2.88%

FINANCIALS — 2.88%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	5,500,000	6,086
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	2,000,000	2,163
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	6,114,000	6,761
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	160,000	4,360
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	2,000,000	2,192
First Republic Capital Corp., Series A, 10.50% preferred[3]	2,000	2,130
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,3]	2,000	2,126
Fannie Mae, Series O, 7.00% preferred[3]	20,000	1,095
		26,913

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[11]	10,000	5

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,11]	250	—

Total preferred stocks (cost: $23,329,000)		26,918

Common stocks — 1.58%

TELECOMMUNICATION SERVICES — 0.51%
Sprint Nextel Corp.	127,382	2,976
Dobson Communications Corp., Class A11	237,211	1,779
XO Communications, Inc.[11]	487	1
		4,756

INDUSTRIALS — 0.40%
DigitalGlobe Inc.[6,11]	3,677,578	3,678
Delta Air Lines, Inc.[11]	93,360	70
		3,748

UTILITIES — 0.35%
Drax Group PLC[11]	386,481	3,288

CONSUMER DISCRETIONARY — 0.15%
Clear Channel Communications, Inc.	25,506	802
Radio One, Inc., Class D, nonvoting[11]	34,000	352
Radio One, Inc., Class A11	17,000	175
ACME Communications, Inc.[11]	13,100	46
		1,375

FINANCIALS — 0.13%
Beverly Hills Bancorp Inc.	114,900	1,191

INFORMATION TECHNOLOGY — 0.04%
ZiLOG, Inc.[11]	153,000	373

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,11]	80,522	40

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		42

Total common stocks (cost: $13,159,000)		14,813

Rights & warrants — 0.01%

TELECOMMUNICATION SERVICES — 0.01%
American Tower Corp., warrants, expire 2008[3,11]	250	91
XO Communications, Inc., Series A, warrants, expire 2010[11]	975	0
XO Communications, Inc., Series B, warrants, expire 2010[11]	731	0
XO Communications, Inc., Series C, warrants, expire 2010[11]	731	0
KMC Telecom Holdings, Inc., warrants, expire 2008[3,6,11]	9,500	—
GT Group Telecom Inc., warrants, expire 2010[3,6,11]	4,000	—

Total rights & warrants (cost: $461,000)		91

Short-term securities — 12.90%	Principal amount (000)

Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006[3]	$14,300	14,249
Variable Funding Capital Corp. 4.24%-4.25% due 1/9-1/12/2006[3]	12,900	12,884
CAFCO, LLC 4.17% due 1/6/2006[3]	11,400	11,392
Cloverleaf International Holdings SA 4.25% due 1/9/2006[3]	10,400	10,389
General Electric Capital Corp. 4.20% due 1/3/2006	9,400	9,396
Federal Home Loan Bank 4.09% due 1/17/2006	8,622	8,605
Ranger Funding Co. LLC 4.23% due 1/5/2006[3]	8,600	8,595
Clipper Receivables Co., LLC 4.28% due 1/17/2006[3]	8,500	8,483
Hershey Co. 4.22% due 1/26/2006[3]	7,600	7,577
BellSouth Corp. 4.23% due 1/11/2006[3]	7,200	7,191
Pfizer Investment Capital PLC 4.33% due 2/22/2006[3,10]	7,000	6,958
Park Avenue Receivables Co., LLC 4.30% due 1/17/2006[3]	6,300	6,287
Illinois Tool Works Inc. 4.24% due 1/6/2006	5,400	5,396
International Lease Finance Corp. 4.34% due 2/21/2006[10]	3,400	3,379

Total short-term securities (cost: $120,779,000)		120,781

Total investment securities (cost: $910,959,000)		917,225
Other assets less liabilities		19,069

Net assets		$936,294

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $260,900,000, which represented 27.87% of the net assets of the fund.
4Company not making scheduled interest payments; bankruptcy proceedings pending.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
8Scheduled interest payments not made; reorganization pending.
9Index-linked bond whose principal amount moves with a government retail price index.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
11Security did not produce income during the last 12 months.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

December 31, 2005

Bonds & notes — 95.47%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 42.17%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	$616	$633
Fannie Mae, Series 2000-T5B, 7.30% 2010	2,000	2,190
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	3,500	3,427
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,538	1,533
Fannie Mae 6.00% 2013	321	328
Fannie Mae 12.00% 2015	104	118
Fannie Mae 6.00% 2016	413	422
Fannie Mae 6.00% 2016	170	173
Fannie Mae 5.00% 2017	6,090	6,043
Fannie Mae 5.50% 2017	3,557	3,583
Fannie Mae 6.00% 2017	302	309
Fannie Mae 6.00% 2017	256	262
Fannie Mae 6.00% 2017	209	213
Fannie Mae 9.00% 2018	39	43
Fannie Mae 10.00% 2018	172	193
Fannie Mae, Series 2001-4, Class GB, 10.335% 2018[2]	565	629
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[2]	228	256
Fannie Mae, Series 2001-4, Class NA, 11.87% 2025[2]	658	743
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	9,488	9,832
Fannie Mae 7.00% 2026	180	190
Fannie Mae 8.50% 2027	125	135
Fannie Mae 8.50% 2027	119	129
Fannie Mae 7.00% 2028	180	188
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	992	1,039
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	665	698
Fannie Mae 7.50% 2029	68	71
Fannie Mae 7.50% 2029	57	60
Fannie Mae 6.50% 2031	230	237
Fannie Mae 6.50% 2031	160	165
Fannie Mae 6.50% 2031	150	154
Fannie Mae 6.50% 2031	138	142
Fannie Mae 6.50% 2031	113	116
Fannie Mae 6.50% 2031	102	105
Fannie Mae 6.50% 2031	67	69
Fannie Mae 7.00% 2031	145	151
Fannie Mae 7.50% 2031	373	391
Fannie Mae 7.50% 2031	106	111
Fannie Mae 7.50% 2031	57	59
Fannie Mae 7.50% 2031	19	20
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[2]	454	509
Fannie Mae 6.50% 2032	689	708
Fannie Mae 6.50% 2032	606	623
Fannie Mae 6.50% 2032	576	592
Fannie Mae 7.00% 2032	619	645
Fannie Mae 7.00% 2032	84	88
Fannie Mae 4.181% 2033[2]	3,339	3,303
Fannie Mae 5.50% 2034	2,754	2,731
Fannie Mae 6.00% 2034	18,420	18,596
Fannie Mae 6.00% 2034	2,301	2,325
Fannie Mae 6.00% 2034	1,493	1,507
Fannie Mae 4.487% 2035[2]	2,376	2,342
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,935	1,879
Fannie Mae 5.00% 2035	6,671	6,463
Fannie Mae 5.50% 2035	16,127	15,993
Fannie Mae 5.50% 2035	4,410	4,368
Fannie Mae 5.50% 2035	2,500	2,476
Fannie Mae 6.00% 2035	4,625	4,669
Fannie Mae 6.00% 2035	2,623	2,649
Fannie Mae 5.50% 2036	1,952	1,933
Fannie Mae 6.00% 2036	5,600	5,650
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	738	774
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	727	752
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	690	718
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	133	138
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]	36	36
Freddie Mac 7.00% 2008	89	91
Freddie Mac 8.25% 2008	103	105
Freddie Mac 8.25% 2008	16	17
Freddie Mac 8.25% 2009	29	29
Freddie Mac 8.00% 2012	39	40
Freddie Mac 6.00% 2014	122	124
Freddie Mac 4.00% 2015	876	838
Freddie Mac 7.00% 2015	114	117
Freddie Mac 8.00% 2017	161	170
Freddie Mac 8.50% 2018	18	18
Freddie Mac 11.00% 2018	78	87
Freddie Mac, Series 1567, Class A, 4.775% 2023[2]	510	483
Freddie Mac 8.50% 2027	52	56
Freddie Mac 9.00% 2030	366	400
Freddie Mac 4.051% 2033[2]	324	320
Freddie Mac 4.608% 2035[2]	3,493	3,442
Freddie Mac 4.648% 2035[2]	9,470	9,337
Freddie Mac 5.00% 2035	4,494	4,351
Freddie Mac 5.00% 2035	3,992	3,865
Freddie Mac 5.00% 2035	3,973	3,846
Freddie Mac 5.00% 2035	2,000	1,936
Freddie Mac 5.00% 2035	1,987	1,924
Freddie Mac 5.50% 2035	999	990
Freddie Mac 5.50% 2035	998	989
Freddie Mac, Series 3061, Class PN, 5.50% 2035	746	752
Freddie Mac 6.00% 2036	10,478	10,579
Government National Mortgage Assn. 9.50% 2009	270	283
Government National Mortgage Assn. 6.00% 2014	659	678
Government National Mortgage Assn. 6.00% 2016	396	407
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	935	906
Government National Mortgage Assn. 5.50% 2017	423	428
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	492	493
Government National Mortgage Assn. 9.50% 2020	213	233
Government National Mortgage Assn. 8.50% 2021	149	160
Government National Mortgage Assn. 8.50% 2022	129	140
Government National Mortgage Assn. 8.50% 2022	23	25
Government National Mortgage Assn. 8.50% 2022	15	16
Government National Mortgage Assn. 8.50% 2023	194	209
Government National Mortgage Assn. 6.00% 2028	1,377	1,417
Government National Mortgage Assn. 4.00% 2035[2]	2,453	2,389
Government National Mortgage Assn. 4.00% 2035[2]	1,446	1,412
Government National Mortgage Assn. 5.00% 2035	7,870	7,766
Government National Mortgage Assn. 5.00% 2035	1,992	1,957
Government National Mortgage Assn. 5.50% 2035	10,764	10,805
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[2]	2,995	2,983
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	975	967
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	954	955
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,360	1,364
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,639	5,808
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,900	3,062
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	879	860
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045	1,000	1,007
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	872	854
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	956	953
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.456% 2033[2]	1,143	1,123
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	664	653
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 2045[2]	989	989
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,167	1,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,357	1,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	985
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	3,118	3,226
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	693	726
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	421	426
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,216
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	399	404
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	909	921
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	394	387
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,692
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.321% 2033[2]	302	302
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	290	296
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,060
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	709	707
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	1,000	1,004
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,3]	722	732
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 2027[2,3]	1,126	1,147
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.86% 2028[2,3]	600	619
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	400	396
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	1,047	1,071
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,321
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.079% 2033[2]	291	286
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,952
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	977
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,236
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,959
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,877
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,250	1,289
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	521
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.208% 2040[2,3]	1,786	1,726
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,693	1,658
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.471% 2033[2]	696	684
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[2]	949	950
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,552
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	867	880
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	550
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	1,376	1,386
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.07% 2035[2]	1,228	1,237
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,237
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	1,097	1,114
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	932	931
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	902	908
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[3]	841	842.
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 2034[2]	710	693
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	701	692
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[3]	600	600
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.639% 2035[2]	493	493
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	397	405
		266,549

U.S. TREASURY BONDS & NOTES — 29.62%
U.S. Treasury 3.625% 2008[4]	1,849	1,900
U.S. Treasury 3.625% 2009	24,000	23,419
U.S. Treasury 5.50% 2009	9,250	9,570
U.S. Treasury 4.00% 2010	18,000	17,745
U.S. Treasury 5.75% 2010	29,300	31,012
U.S. Treasury 4.25% 2013	10,000	9,912
U.S. Treasury 2.00% 2014[4,5]	4,042	4,022
U.S. Treasury 4.25% 2014	18,000	17,806
U.S. Treasury 7.50% 2016	1,500	1,885
U.S. Treasury 9.25% 2016	3,750	5,198
U.S. Treasury 8.875% 2017	3,690	5,131
U.S. Treasury 8.125% 2019	3,500	4,750
U.S. Treasury 8.875% 2019	13,095	18,630
U.S. Treasury Principal Strip 0% 2019	8,635	4,733
U.S. Treasury 7.875% 2021[5]	2,000	2,707
U.S. Treasury 6.875% 2025	12,075	15,560
U.S. Treasury 5.25% 2029[5]	10,700	11,678
U.S. Treasury 5.375% 2031	1,364	1,533
		187,191

FEDERAL AGENCY BONDS & NOTES — 11.51%
Freddie Mac 3.35% 2007	2,000	1,948
Freddie Mac 6.625% 2009	11,325	12,045
Freddie Mac 4.125% 2010	10,000	9,749
Freddie Mac 5.00% 2014	8,000	8,122
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	1,122	1,143
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	856	884
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	2,514	2,648
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	2,014	1,990
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,918	1,927
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	3,210	3,188
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	2,508	2,500
Fannie Mae 6.00% 2008	7,000	7,204
Fannie Mae 6.625% 2009	750	798
Federal Home Loan Bank 3.70% 2007	1,000	983
Federal Home Loan Bank 3.75% 2007	5,410	5,323
Federal Home Loan Bank 3.75% 2008	500	487
Republic of Egypt; United States Agency for International Development, 4.45% 2015	3,250	3,191
State of Israel; United States Agency for International Development, Class 1-A, 5.50% 2023	2,000	2,160
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,660	2,736
KfW 3.25% 2007	2,000	1,956
Federal Agricultural Mortgage Corp. 4.25% 2008	1,750	1,727
		72,709

ASSET-BACKED OBLIGATIONS[1]— 11.11%
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009	750	743
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	2,000	1,949
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,964
PG Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	5,034
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	2,004	1,990
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	3,000	2,923
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	4,820	4,759
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	4,020
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 2033[2]	3,022	3,028
World Omni Auto Receivables Trust, Series 2002-A, Class A-4, 4.05% 2009	2,960	2,960
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,581
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	750	743
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[3]	1,000	992
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	734
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,456	2,430
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[3]	2,250	2,251
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,250	2,173
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	2,000	1,981
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010	1,835	1,867
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,793
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	750	745
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[3]	1,000	989
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	993
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	728
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	357	349
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	191	189
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	166	165
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	909	899
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	1,550	1,600
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,550
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	1,500	1,504
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,482
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[3]	1,214	1,269
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,073	1,064
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 4.669% 2034[2]	1,000	1,002
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[2]	1,000	1,002
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	978
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	1,000	975
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	555	559
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	400	399
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	875	855
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	831	825
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	810	808
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009	467	467
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	433	432
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	340	337
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	154	153
		70,233

INDUSTRIALS — 0.74%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	$2,484	$2,645
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,378	1,386
General Electric Capital Corp., Series A, 6.75% 2032	550	648
		4,679

UTILITIES — 0.24%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,549

ENERGY — 0.08%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	500	495

Total bonds & notes (cost: $601,526,000)		603,405

Short-term securities — 6.36%

Hershey Co. 4.26% due 1/10/2006[3]	10,500	10,488
General Electric Capital Corp. 4.20% due 1/3/2006	8,900	8,896
Park Avenue Receivables Co., LLC 4.30% due 1/17/2006[3]	7,700	7,684
Concentrate Manufacturing Co. of Ireland 4.24% due 1/30/2006[3]	7,000	6,975
CAFCO, LLC 4.17% due 1/6/2006[3]	6,200	6,196

Total short-term securities (cost: $40,239,000)		40,239

Total investment securities (cost: $641,765,000)		643,644
Other assets less liabilities		(11,585)

Net assets		$632,059

1 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $70,307,000, which represented 11.12% of the net assets of the fund.
4 Index-linked bond whose principal amount moves with a government retail price index.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash Management Fund
Investment portfolio

December 31, 2005

Short-term securities — 99.17%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 78.75%
KfW International Finance Inc. 4.23% due 1/27/2006[1]	$8,500	$8,473
Nestlé Capital Corp. 4.09% due 1/9/2006[1]	8,100	8,092
J.P. Morgan Chase & Co. 4.15% due 1/10/2006	8,000	7,991
Concentrate Manufacturing Co. of Ireland 4.24% due 1/27/2006[1]	8,000	7,975
Bank of America Corp. 4.295% due 2/6/2006	8,000	7,965
BMW U.S. Capital Corp. 4.23% due 1/30/2006[1]	7,700	7,673
CAFCO, LLC 4.32% due 2/14/2006[1]	7,050	7,012
HSBC Finance Corp. 4.14% due 1/6/2006	7,000	6,995
Pfizer Investment Capital PLC 4.135% due 1/13/2006[1]	7,000	6,990
BellSouth Corp. 4.18% due 1/18/2006[1]	7,000	6,985
Amsterdam Funding Corp. 4.26% due 1/20/2006[1]	7,000	6,983
NetJets Inc. 4.20% due 1/26/2006[1]	6,700	6,680
Gannett Co. 4.09% due 1/12/2006[1]	6,400	6,391
Old Line Funding, LLC 4.25% due 1/5/2006[1]	6,300	6,296
Barton Capital Corp. 4.24% due 1/17/2006[1]	6,300	6,287
Hershey Co. 4.21% due 1/25/2006[1]	6,300	6,282
ChevronTexaco Funding Corp. 4.28% due 2/16/2006	6,300	6,266
Caterpillar Financial Services Corp. 4.22% due 1/3/2006	6,000	5,998
Medtronic Inc. 4.26% due 1/19/2006[1]	6,000	5,987
Barclays U.S. Funding Corp. 4.335% due 2/21/2006	6,000	5,963
FCAR Owner Trust I 4.28% due 1/17/2006	5,800	5,788
DaimlerChrysler Revolving Auto Conduit LLC II 4.33% due 1/26/2006	5,800	5,782
ANZ (Delaware) Inc. 4.16% due 1/19/2006	5,400	5,389
Clipper Receivables Co., LLC 4.17% due 1/12/2006[1]	5,000	4,993
Electricité de France 4.25% due 1/23/2006	5,000	4,986
Triple-A One Funding Corp. 4.28% due 1/10/2006[1]	4,985	4,979
Anheuser-Busch Companies, Inc. 4.17% due 1/30/2006[1]	4,800	4,783
Variable Funding Capital Corp. 4.12% due 1/4/2006[1]	4,400	4,398
Toyota Credit de Puerto Rico Corp. 4.33% due 2/13/2006	4,000	3,979
CBA (Delaware) Finance Inc. 4.28% due 1/9/2006	3,500	3,496
Danske Corp. 4.16% due 1/19/2006[1]	3,000	2,994
Procter & Gamble Co. 4.18% due 1/3/2006[1]	1,000	1,000
		191,851

FEDERAL AGENCY DISCOUNT NOTES — 17.55%
Freddie Mac 4.01%-4.07% due 1/11-1/24/2006	11,600	11,569
Federal Home Loan Bank 4.05% due 1/11/2006	9,200	9,189
Federal Farm Credit Banks 4.03%-4.21% due 1/26-2/15/2006	9,200	9,167
Tennessee Valley Authority 4.125% due 1/26/2006	6,700	6,680
Fannie Mae 4.23% due 3/1/2006	6,200	6,156
		42,761

CERTIFICATES OF DEPOSIT — 2.87%
Wells Fargo Bank, N.A. 4.40% due 3/6/2006	$7,000	$6,999

Total investment securities (cost: $241,608,000)		241,611
Other assets less liabilities		2,008

Net assets		$243,619

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $121,253,000, which represented 49.77% of the net assets of the fund.

MFGEFP-995-0206-S4519

Financial statements

Statements of assets and liabilities at December 31, 2005
								(dollars and shares in thousands, except per-share amounts)
	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities at market	$ 10,122	$2,818,498	$ 2,204,864	$22,687,486	$ 6,490,314	$ 761,573	$3,182,301	$21,980,032	$6,074,166	$2,461,478	$ 917,225	$ 643,644	$ 241,611
Cash denominated in non-U.S. currencies	23	1,882	5,191	4,269	6,171	1,154	-	4,216	-	-	-	-	-
Cash	119	117	132	4,531	268	223	219	3,999	2,968	4,433	6,030	152	153
Receivables for:
Sales of investments	332	-	3,984	2,847	18,504	154	5,538	13,059	114	57	436	290	-
Sales of fund's shares	783	3,474	1,882	18,986	7,015	2,359	2,154	22,210	3,569	6,579	393	1,008	1,980
Open forward currency contracts	-	-	-	-	-	-	-	-	57	120	37	-	-
Closed forward currency contracts	-	-	-	-	-	-	-	-	-	38	-	-	-
Dividends and interest	184	4,493	5,658	19,358	9,567	3,216	3,468	29,511	23,460	32,485	16,385	5,905	2
	111,563	2,828,464	2,221,711	22,737,477	6,531,839	768,679	3,193,680	22,053,027	6,104,334	2,505,190	940,506	650,999	243,746
Liabilities:
Payables for:
Purchases of investments	17	-	7,609	153,539	10,255	1,338	26,246	132,834	24,987	6,791	2,998	18,140	-
Repurchases of fund's shares	9	2,547	2,417	20,086	11,437	226	1,700	7,051	1,327	2,056	407	450	6
Open forward currency contracts	-	-	-	-	-	-	-	-	31	353	27	-	-
Closed forward currency contracts	-	-	-	-	-	-	-	-	-	177	-	-	-
Investment advisory services	48	1,210	1,212	5,639	2,459	469	1,039	4,577	1,524	793	345	220	60
Distribution services	18	547	411	3,956	1,001	140	644	3,800	1,093	482	129	77	35
Deferred trustees' compensation	1	33	17	552	250	5	16	642	147	28	63	52	26
Other fees and expenses	2	649	1,693	2,842	1,696	1,150	5	74	47	41	243	1	-*
	95	4,986	13,359	186,614	27,098	3,328	29,650	148,978	29,156	10,721	4,212	18,940	127
Net assets at December 31, 2005 (total: $70,413,951)	$ 111,468	$2,823,478	$ 2,208,352	$22,550,863	$ 6,504,741	$ 765,351	$3,164,030	$21,904,049	$6,075,178	$2,494,469	$ 936,294	$ 632,059	$ 243,619

Investment securities at cost	$ 94,677	$2,242,870	$ 1,702,357	$17,227,182	$ 4,836,624	$ 579,670	$2,835,123	$18,715,646	$5,277,922	$2,463,860	$ 910,959	$ 641,765	$ 241,608
Cash denominated in non-U.S. currencies at cost	$ 23	$ 1,875	$ 5,247	$ 4,339	$ 6,162	$ 1,157	$ -	$ 4,018	$ -	$ -	$ -	$ -	$ -

Net assets consist of:
Capital paid in on shares of beneficial interest	$ 95,535	$2,287,656	$ 1,579,387	$16,919,841	$ 4,776,113	$ 570,594	$2,594,721	$18,023,649	$5,174,811	$2,388,633	$1,006,670	$ 612,338	$ 236,941
Undistributed (distributions in excess of) net investment income	(92)	28,842	(11,977)	27,278	12,424	6,321	40,657	62,875	22,702	113,002	59,984	24,675	6,679
Undistributed (accumulated) net realized gain (loss)	581	(68,056)	139,956	146,289	64,087	7,634	181,474	552,905	81,397	(4,504)	(136,617)	(6,833)	(4)
Net unrealized appreciation (depreciation)	15,444	575,036	500,986	5,457,455	1,652,117	180,802	347,178	3,264,620	796,268	(2,662)	6,257	1,879	3
Net assets at December 31, 2005	$ 111,468	$2,823,478	$ 2,208,352	$22,550,863	$ 6,504,741	$ 765,351	$3,164,030	$21,904,049	$6,075,178	$2,494,469	$ 936,294	$ 632,059	$ 243,619

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
Net assets (total: $11,513,582)	$ 22,683	$ 206,222	$ 231,369	$ 3,708,940	$ 1,598,891	$ 88,356	$ 134,747	$ 3,824,673	$ 879,472	$ 182,595	$ 309,083	$ 251,841	$ 74,710
Shares outstanding	1,950	10,505	10,867	62,482	84,319	5,302	12,347	99,829	53,103	16,138	24,906	21,153	6,607
Net asset value per share	$ 11.63	$ 19.63	$ 21.29	$ 59.36	$ 18.96	$ 16.67	$ 10.91	$ 38.31	$ 16.56	$ 11.31	$ 12.41	$ 11.91	$ 11.31
Class 2:
Net assets (total: $57,645,823)	$ 88,785	$2,617,256	$ 1,976,983	$18,342,584	$ 4,790,243	$ 676,995	$3,029,283	$17,607,754	$5,119,734	$2,311,874	$ 589,834	$ 341,357	$ 153,141
Shares outstanding	7,659	134,053	93,613	310,987	253,223	40,882	279,595	461,954	310,864	206,085	47,880	28,858	13,595
Net asset value per share	$ 11.59	$ 19.52	$ 21.12	$ 58.98	$ 18.92	$ 16.56	$ 10.83	$ 38.12	$ 16.47	$ 11.22	$ 12.32	$ 11.83	$ 11.26
Class 3:
Net assets (total: $1,254,546)	-	-	-	$ 499,339	$ 115,607	-	-	$ 471,622	$ 75,972	-	$ 37,377	$ 38,861	$ 15,768
Shares outstanding	-	-	-	8,415	6,099	-	-	12,312	4,589	-	3,016	3,269	1,396
Net asset value per share	-	-	-	$ 59.34	$ 18.96	-	-	$ 38.31	$ 16.56	-	$ 12.39	$ 11.89	$ 11.29

* Amount less than one thousand
See Notes to Financial Statements

Statements of operations
for the year ended December 31, 2005												(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment income:
Income (net of non-U.S. withholding tax):
Dividends	$ 986	$ 39,142	$ 19,924	$ 165,031	$ 100,305	$ 10,047	$ 52,775	$ 288,405	$ 69,022	$ 1,254	$ 1,514	$ -	$ -
Interest	571	10,083	5,292	61,690	23,775	7,415	6,512	94,520	85,742	122,820	62,068	27,443	7,864
	1,557	49,225	25,216	226,721	124,080	17,462	59,287	382,925	154,764	124,074	63,582	27,443	7,864
Fees and expenses:
Investment advisory services	489	13,520	12,798	62,832	26,526	4,781	12,104	54,602	18,137	9,293	4,280	2,842	777
Distribution services - Class 2	159	5,310	3,785	36,848	8,845	1,242	6,617	37,894	11,026	4,957	1,265	781	358
Distribution services - Class 3	-	-	-	883	200	-	-	887	138	-	73	73	34
Transfer agent services	*	2	1	16	4	1	2	17	5	2	1	1	-*
Reports to shareholders	2	47	35	387	106	11	58	413	113	46	19	14	5
Registration statement and prospectus	2	68	48	541	146	15	82	587	159	65	28	20	7
Postage, stationery and supplies	1	12	9	98	27	3	15	106	29	12	5	4	2
Trustees' compensation	1	21	15	199	64	5	23	216	56	20	13	10	4
Auditing and legal	3	21	16	154	44	7	22	152	44	17	7	5	2
Custodian	14	673	638	1,138	2,125	396	28	611	166	50	18	6	2
State and local taxes	1	22	16	175	49	5	27	191	52	21	9	6	2
Other	4	22	39	55	37	24	6	48	13	6	3	1	1
Total fees and expenses before waiver	676	19,718	17,400	103,326	38,173	6,490	18,984	95,724	29,938	14,489	5,721	3,763	1,194
Less waiver of fees and expenses:
Investment advisory services	44	1,201	1,142	5,598	2,361	429	1,073	4,833	1,606	823	376	250	69
Total fees and expenses after waiver	632	18,517	16,258	97,728	35,812	6,061	17,911	90,891	28,332	13,666	5,345	3,513	1,125
Net investment income	925	30,708	8,958	128,993	88,268	11,401	41,376	292,034	126,432	110,408	58,237	23,930	6,739

Net realized gain (loss) and change in unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments	2,694	84,379	206,981	638,731	342,852	25,632	188,414	563,372	132,149	204	10,539	2,137	(1)
Non-U.S. currency transactions	(11)	(1,197)	(897)	(1,227)	(5,826)	(120)	-	(744)	971	1,974	982	-	-
	2,683	83,182	206,084	637,504	337,026	25,512	188,414	562,628	133,120	2,178	11,521	2,137	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	6,934	222,275	195,219	2,278,598	672,364	78,567	(18,550)	364,015	233,997	(77,507)	(49,300)	(10,709)	1
Non-U.S. currency translations	(1)	(91)	40	(127)	(188)	(5)	-	51	419	(156)	33	-	-
	6,933	222,184	195,259	2,278,471	672,176	78,562	(18,550)	364,066	234,416	(77,663)	(49,267)	(10,709)	1
Net realized gain (loss) and
change in unrealized appreciation (depreciation)
on investments and non-U.S. currency	9,616	305,366	401,343	2,915,975	1,009,202	104,074	169,864	926,694	367,536	(75,485)	(37,746)	(8,572)	-
Net increase in net assets resulting
from operations	$ 10,541	$ 336,074	$ 410,301	$ 3,044,968	$ 1,097,470	$ 115,475	$ 211,240	$ 1,218,728	$ 493,968	$ 34,923	$ 20,491	$ 15,358	$ 6,739

* Amount less than one thousand.
See Notes to Financial Statements

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004 [1]	2005	2004 [1]	2005	2004
Operations:
Net investment income (loss)	$ 925	$ 367	$ 30,708	$ 14,870	$ 8,958	$ (383)	$ 128,993	$ 74,228	$ 88,268	$ 47,904	$ 11,401	$ 5,339
Net realized gain (loss) on investments and
non-U.S. currency transactions	2,683	1,691	83,182	65,945	206,084	89,240	637,504	506,670	337,026	163,417	25,512	9,841
Net change in unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	6,933	3,917	222,184	140,092	195,259	128,397	2,278,471	1,117,457	672,176	447,785	78,562	47,476
Net increase in net assets
resulting from operations	10,541	5,975	336,074	220,907	410,301	217,254	3,044,968	1,698,355	1,097,470	659,106	115,475	62,656

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(212)	(169)	(1,641)	(1,100)	(2,301)	-	(31,560)	(13,057)	(24,409)	(20,443)	(975)	(1,080)
Class 2	(650)	(325)	(14,177)	(6,020)	(14,454)	-	(112,734)	(18,656)	(61,960)	(31,065)	(5,908)	(5,498)
Class 3	-	-	-	-	-	-	(3,387)	(1,084)	(1,577)	(1,422)	-	-
Total dividends from net investment income and non-U.S. currency gains	(862)	(494)	(15,818)	(7,120)	(16,755)	-	(147,681)	(32,797)	(87,946)	(52,930)	(6,883)	(6,578)
Distributions from net realized gain
on investments:
Short-term net realized gains:
Class 1	(9)	-	-	-	-	-	-	-	-	-	-	-
Class 2	(36)	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	(444)	(213)	-	-	-	-	-	-	-	-	-	-
Class 2	(1,687)	(534)	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on
investments	(2,176)	(747)	-	-	-	-	-	-	-	-	-	-
Total dividends and distributions paid
to shareholders	(3,038)	(1,241)	(15,818)	(7,120)	(16,755)	-	(147,681)	(32,797)	(87,946)	(52,930)	(6,883)	(6,578)

Capital share transactions:
Class 1:
Proceeds from shares sold	3,046	2,890	4,184	9,526	16,402	21,865	5,159	9,561	4,402	5,537	21,021	12,444
Proceeds from reinvestment of dividends and distributions	665	382	1,641	1,100	2,301	-	31,560	13,057	24,409	20,443	975	1,080
Cost of shares repurchased	(2,810)	(1,939)	(26,337)	(20,383)	(26,425)	(24,748)	(588,755)	(583,736)	(195,519)	(197,236)	(9,673)	(6,406)
Net increase (decrease) from Class 1 transactions	901	1,333	(20,512)	(9,757)	(7,722)	(2,883)	(552,036)	(561,118)	(166,708)	(171,256)	12,323	7,118
Class 2:
Proceeds from shares sold	32,398	26,637	541,733	550,954	464,270	387,529	4,085,834	3,801,954	1,320,757	1,150,647	221,690	114,408
Proceeds from reinvestment of dividends and distributions	2,373	859	14,177	6,020	14,454	-	112,734	18,656	61,960	31,065	5,908	5,498
Cost of shares repurchased	(2,945)	(3,046)	(30,170)	(32,810)	(47,394)	(38,590)	(220,641)	(75,764)	(63,602)	(170,505)	(19,028)	(18,482)
Net increase from Class 2 transactions	31,826	24,450	525,740	524,164	431,330	348,939	3,977,927	3,744,846	1,319,115	1,011,207	208,570	101,424
Class 3:
Proceeds from shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	-	-	-	-	575,620	-	116,357	-	-
Proceeds from shares sold	-	-	-	-	-	-	16,188	3,544	3,267	2,123	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	3,387	1,084	1,577	1,422	-	-
Cost of shares repurchased	-	-	-	-	-	-	(106,454)	(98,913)	(24,295)	(20,057)	-	-
Net increase (decrease) from Class 3 transactions	-	-	-	-	-	-	(86,879)	481,335	(19,451)	99,845	-	-
Net increase (decrease) in net assets resulting from
capital share transactions	32,727	25,783	505,228	514,407	423,608	346,056	3,339,012	3,665,063	1,132,956	939,796	220,893	108,542

Total increase (decrease) in net assets	40,230	30,517	825,484	728,194	817,154	563,310	6,236,299	5,330,621	2,142,480	1,545,972	329,485	164,620

Net assets:
Beginning of year	71,238	40,721	1,997,994	1,269,800	1,391,198	827,888	16,314,564	10,983,943	4,362,261	2,816,289	435,866	271,246
End of year	$ 111,468	$ 71,238	$ 2,823,478	$ 1,997,994	$ 2,208,352	$1,391,198	$22,550,863	$16,314,564	$ 6,504,741	$4,362,261	$ 765,351	$ 435,866
Undistributed (distributions in excess of)
net investment income	$ (92)	$ (144)	$ 28,842	$ 15,202	$ (11,977)	$ (3,232)	$ 27,278	$ 47,193	$ 12,424	$(10,942)	$ 6,321	$ 1,706

Shares of beneficial interest:
Class 1:
Shares sold	283	282	233	598	884	1,431	94	199	261	387	1,409	982
Shares issued on reinvestment of dividends and distributions	58	36	95	71	129	-	549	263	1,338	1,350	68	92
Shares repurchased	(259)	(193)	(1,486)	(1,301)	(1,431)	(1,691)	(11,005)	(12,383)	(11,794)	(13,974)	(655)	(528)
Net increase (decrease) in shares outstanding	82	125	(1,158)	(632)	(418)	(260)	(10,362)	(11,921)	(10,195)	(12,237)	822	546
Class 2:
Shares sold	2,979	2,612	30,710	34,955	25,005	25,786	77,199	80,969	79,263	81,030	14,879	9,138
Shares issued on reinvestment of dividends and distributions	207	82	824	388	816	-	1,976	377	3,390	2,045	412	472
Shares repurchased	(276)	(303)	(1,695)	(2,075)	(2,568)	(2,611)	(4,104)	(1,607)	(3,679)	(12,228)	(1,288)	(1,503)
Net increase in shares outstanding	2,910	2,391	29,839	33,268	23,253	23,175	75,071	79,739	78,974	70,847	14,003	8,107
Class 3:
Shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	-	-	-	-	12,057	-	8,456	-	-
Shares sold	-	-	-	-	-	-	320	76	196	149	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	60	22	87	94	-	-
Shares repurchased	-	-	-	-	-	-	(2,009)	(2,111)	(1,460)	(1,423)	-	-
Net increase (decrease) in shares outstanding	-	-	-	-	-	-	(1,629)	10,044	(1,177)	7,276	-	-

[1] Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements

	Blue Chip										U.S.
	Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund		Bond Fund		High-Income Bond Fund		Government/ AAA-Rated Securities Fund		Cash Management Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004 [1]	2005	2004 [1]	2005	2004	2005	2004 [1]	2005	2004 [1]	2005	2004 [1]
Operations:
Net investment income (loss)	$ 41,376	$ 27,507	$ 292,034	$ 186,530	$ 126,432	$ 97,683	$ 110,408	$ 80,694	$ 58,237	$ 51,809	$ 23,930	$ 22,503	$ 6,739	$ 1,953
Net realized gain (loss) on investments and
non-U.S. currency transactions	188,414	19,054	562,628	383,835	133,120	17,381	2,178	19,887	11,521	12,348	2,137	3,990	(1)	(3)
Net change in unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	(18,550)	155,177	364,066	997,766	234,416	226,839	(77,663)	(1,492)	(49,267)	8,105	(10,709)	(5,548)	1	2
Net increase in net assets
resulting from operations	211,240	201,738	1,218,728	1,568,131	493,968	341,903	34,923	99,089	20,491	72,262	15,358	20,945	6,739	1,952

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(1,538)	(977)	(58,162)	(43,215)	(20,656)	(18,685)	(7,502)	(7,553)	(20,075)	(23,273)	(10,544)	(14,819)	(737)	(768)
Class 2	(26,306)	(12,827)	(221,139)	(104,432)	(106,102)	(68,412)	(73,453)	(53,373)	(29,252)	(21,421)	(11,720)	(11,905)	(1,087)	(570)
Class 3	-	-	(6,306)	(4,782)	(1,653)	(1,577)	-	-	(2,392)	(2,917)	(1,507)	(2,274)	(129)	(190)
Total dividends from net investment income and non-U.S. currency gains	(27,844)	(13,804)	(285,607)	(152,429)	(128,411)	(88,674)	(80,955)	(60,926)	(51,719)	(47,611)	(23,771)	(28,998)	(1,953)	(1,528)
Distributions from net realized gain
on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	(15,967)	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	(62,034)	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	(2,000)	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on
investments	-	-	(80,001)	-	-	-	-	-	-	-	-	-	-	-
Total dividends and distributions paid
to shareholders	(27,844)	(13,804)	(365,608)	(152,429)	(128,411)	(88,674)	(80,955)	(60,926)	(51,719)	(47,611)	(23,771)	(28,998)	(1,953)	(1,528)

Capital share transactions:
Class 1:
Proceeds from shares sold	12,123	24,460	2,448	3,137	6,110	10,429	10,970	9,044	12,164	12,842	5,194	2,490	49,253	57,505
Proceeds from reinvestment of dividends and distributions	1,538	977	74,129	43,215	20,656	18,685	7,502	7,553	20,075	23,273	10,544	14,819	737	768
Cost of shares repurchased	(16,350)	(13,392)	(614,621)	(614,736)	(104,648)	(95,275)	(26,416)	(38,673)	(74,615)	(93,887)	(46,452)	(100,403)	(54,892)	(83,096)
Net increase (decrease) from Class 1 transactions	(2,689)	12,045	(538,044)	(568,384)	(77,882)	(66,161)	(7,944)	(22,076)	(42,376)	(57,772)	(30,714)	(83,094)	(4,902)	(24,823)
Class 2:
Proceeds from shares sold	528,383	789,557	3,676,296	4,221,830	970,962	1,242,379	561,561	415,623	157,889	126,788	70,062	47,097	136,997	110,357
Proceeds from reinvestment of dividends and distributions	26,306	12,827	283,173	104,432	106,102	68,412	73,453	53,373	29,252	21,421	11,720	11,905	1,087	570
Cost of shares repurchased	(49,060)	(121,644)	(141,546)	(50,113)	(56,161)	(23,986)	(40,314)	(24,576)	(24,514)	(36,610)	(20,644)	(44,362)	(98,299)	(100,067)
Net increase from Class 2 transactions	505,629	680,740	3,817,923	4,276,149	1,020,903	1,286,805	594,700	444,420	162,627	111,599	61,138	14,640	39,785	10,860
Class 3:
Proceeds from shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	601,476	-	84,937	-	-	-	54,221	-	54,895	-	22,897
Proceeds from shares sold	-	-	12,416	115	2,351	3,524	-	-	4,903	1,955	4,576	1,463	18,484	17,363
Proceeds from reinvestment of dividends and distributions	-	-	8,306	4,782	1,653	1,577	-	-	2,392	2,917	1,507	2,274	129	190
Cost of shares repurchased	-	-	(105,080)	(100,218)	(14,040)	(12,361)	-	-	(14,020)	(13,684)	(9,755)	(14,458)	(23,149)	(20,507)
Net increase (decrease) from Class 3 transactions	-	-	(84,358)	506,155	(10,036)	77,677	-	-	(6,725)	45,409	(3,672)	44,174	(4,536)	19,943
Net increase (decrease) in net assets resulting from
capital share transactions	502,940	692,785	3,195,521	4,213,920	932,985	1,298,321	586,756	422,344	113,526	99,236	26,752	(24,280)	30,347	5,980

Total increase (decrease) in net assets	686,336	880,719	4,048,641	5,629,622	1,298,542	1,551,550	540,724	460,507	82,298	123,887	18,339	(32,333)	35,133	6,404

Net assets:
Beginning of year	2,477,694	1,596,975	17,855,408	12,225,786	4,776,636	3,225,086	1,953,745	1,493,238	853,996	730,109	613,720	646,053	208,486	202,082
End of year	$3,164,030	$2,477,694	$21,904,049	$17,855,408	$ 6,075,178	$4,776,636	$2,494,469	$1,953,745	$ 936,294	$ 853,996	$ 632,059	$ 613,720	$ 243,619	$ 208,486
Undistributed (distributions in excess of)
net investment income	$ 40,657	$ 27,125	$ 62,875	$ 57,192	$ 22,702	$ 22,137	$ 113,002	$ 79,896	$ 59,984	$ 50,335	$ 24,675	$ 23,605	$ 6,679	$ 1,893

Shares of beneficial interest:
Class 1:
Shares sold	1,181	2,543	67	90	385	701	962	796	969	1,027	435	205	4,414	5,197
Shares issued on reinvestment of dividends and distributions	148	102	1,958	1,200	1,258	1,227	670	692	1,660	1,972	891	1,273	66	70
Shares repurchased	(1,577)	(1,407)	(16,647)	(17,801)	(6,585)	(6,401)	(2,323)	(3,415)	(5,955)	(7,511)	(3,873)	(8,242)	(4,905)	(7,510)
Net increase (decrease) in shares outstanding	(248)	1,238	(14,622)	(16,511)	(4,942)	(4,473)	(691)	(1,927)	(3,326)	(4,512)	(2,547)	(6,764)	(425)	(2,243)
Class 2:
Shares sold	51,501	82,712	100,592	122,538	61,664	83,962	49,855	36,788	12,715	10,215	5,882	3,918	12,309	10,009
Shares issued on reinvestment of dividends and distributions	2,549	1,352	7,515	2,911	6,492	4,512	6,611	4,924	2,431	1,824	996	1,028	98	52
Shares repurchased	(4,760)	(12,887)	(3,852)	(1,459)	(3,564)	(1,630)	(3,572)	(2,184)	(1,965)	(2,949)	(1,739)	(3,670)	(8,815)	(9,072)
Net increase in shares outstanding	49,290	71,177	104,255	123,990	64,592	86,844	52,894	39,528	13,181	9,090	5,139	1,276	3,592	989
Class 3:
Shares issued in connection with substitution of
Anchor Pathway Fund	-	-	-	17,364	-	5,720	-	-	-	4,239	-	4,449	-	2,068
Shares sold	-	-	350	3	148	237	-	-	392	159	381	120	1,658	1,570
Shares issued on reinvestment of dividends and distributions	-	-	220	133	101	103	-	-	197	247	127	196	12	17
Shares repurchased	-	-	(2,863)	(2,895)	(887)	(833)	-	-	(1,121)	(1,097)	(812)	(1,192)	(2,074)	(1,855)
Net increase (decrease) in shares outstanding	-	-	(2,293)	14,605	(638)	5,227	-	-	(532)	3,548	(304)	3,573	(404)	1,800

[1] Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
High-Income Bond Fund
High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund
A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2, and 3). Class 3 shares were issued in conjunction with the substitution of Anchor Pathway Fund. Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net change in unrealized appreciation or depreciation on investments. The realized gain or loss and change in unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and net capital losses.  The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table on the following page, five funds in the series had capital loss carryforwards available at December 31, 2005. These amounts will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

Additional tax basis disclosures as of December 31, 2005, are as follows:

												(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Undistributed net investment income and non-U.S. currency gains	$ 5	$ 29,555	$ 12,745	$ 31,502	$ 16,372	$ 15,463	$ 40,673	$ 63,517	$ 22,899	$ 113,791	$ 61,307	$ 24,726	$ 6,705
Loss deferrals related to non-U.S. currency that were realized during the period
November 1, 2005, through December 31, 2005	-	(544)	(122)	(701)	(1,179)	(93)	-	-	-	(331)	-	-	-
Undistributed short-term capital gains	341	-	5,819	-	-	-	14,642	23,932	-	-	-	-	-
Undistributed long-term capital gains	239	-	134,137	151,590	69,272	7,634	168,898	540,973	85,106	-	-	-	-
Short-term and long-term capital loss deferrals	-	(66,686)	-	-	-	-	-	-	(497)	(4,504)	(136,617)	(6,833)	(4)
Gross unrealized appreciation on investment securities	16,150	601,236	571,418	5,802,324	1,714,812	181,470	437,965	3,819,571	928,083	45,698	36,363	6,442	5
Gross unrealized depreciation on investment securities	(802)	(27,114)	(93,494)	(350,293)	(68,826)	(8,611)	(92,853)	(567,185)	(135,051)	(48,567)	(31,109)	(4,563)	(2)
Net unrealized appreciation (depreciation) on investment securities	15,348	574,122	477,924	5,452,031	1,645,986	172,859	345,112	3,252,386	793,032	(2,869)	5,254	1,879	3
Cost of portfolio securities	94,774	2,244,376	1,726,940	17,235,455	4,844,328	588,714	2,837,189	18,727,646	5,281,134	2,464,347	911,971	641,765	241,608
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain	(11)	(1,250)	(948)	(1,227)	23,044	97	-	(744)	2,544	3,653	3,131	911	-
Reclassification to undistributed net realized gains
from capital paid in on shares of beneficial interest	-	-	4	-	-	-	-	-	-	-	-	-	-

Capital loss carryforward expires in:
2006	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 1,293	$ -
2007	-	-	-	-	-	-	-	-	-	-	-	737	-
2008	-	-	-	-	-	-	-	-	-	-	-	4,040	-
2009	-	-	-	-	-	-	-	-	-	-	50,200	-	-
2010	-	10,546	-	-	-	-	-	-	-	-	50,900	-	-*
2011	-	56,140	-	-	-	-	-	-	-	3,029	35,517	-	-
2012	-	-	-	-	-	-	-	-	-	-	-	-	3
2013	-	-	-	-	-	-	-	-	-	588	-	-	1
	$ -	$ 66,686	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 3,617	$ 136,617	$ 6,070	$ 4

*Amount less than one thousand.

4. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company ("AFS"), the series’ transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement effective April 1, 2005, that provided for reduced annual rates for Growth-Income Fund and Asset Allocation Fund. Additionally, CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended December 31, 2005, total aggregate investment advisory services fees waived by CRMC were $19,805,000. As a result, the aggregate fees shown on the accompanying financial statements of $222,981,000 were reduced to $203,176,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2005,	For the year ended December 31,2005,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Discovery	.580%	.440%	.5	1.0	.58%	.53%
Global Growth	.690	.480	.6	3.0	.58	.53
Global Small Capitalization	.800	.670	.6	2.0	.74	.68
Growth	.500	.285	.6	27.0	.33	.30
International	.690	.430	.5	21.0	.52	.47
New World	.850	.710	.5	1.0	.84	.76
Blue Chip Income and Growth	.500	.370	.6	4.0	.44	.40
Growth-Income	.500	.225	.6	21.0	.28	.25
Asset Allocation	.500	.250	.6	8.0	.34	.31
Bond	.480	.360	.6	3.0	.43	.39
High-Income Bond	.500	.420	.6	2.0	.49	.44
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.46	.42
Cash Management	.320		all		.32	.29

Transfer agent services - The aggregate fee of $52,000 was incurred during the year ended December 31, 2005, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000, shown on the accompanying financial statements, includes $476,000 in current fees (either paid in cash or deferred) and a net increase of $171,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series for providing certain shareholder services. During the year ended December 31,2005, distribution expenses under the plans for the series aggregated $119,087,000 for Class 2 and $2,288,000 for Class 3. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

6. Investment transactions

As of December 31, 2005, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

				(dollars in thousands)

		Contract amount		U.S. valuation

Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	Unrealized appreciation (depreciation )

Asset Allocation	Euro, expiring 1/17-3/31/2006	€ 6,710	$7,982	$7,956	$26
Bond	Euro, expiring 2/8-3/28/2006	€ 30,934	36,526	36,728	(202)
	Yen, expiring 3/6-3/27/2006	¥ 1,452,157	12,388	12,412	(24)
	Pound, expiring 2/23/2006	£ 2,861	4,910	4,917	(7)
High-Income Bond	Euro, expiring 1/17-3/31/2006	€ 8,638	10,267	10,257	10

The following table presents additional information for the year ended December 31, 2005:

												(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	High-Income Bond Fund	U.S.Government/ AAA-Rated Securities Fund	Cash Management Fund

Purchases of investment securities (1)	$ 66,790	$ 973	$1,075,951	$7,772,366	$ 2,474,255	$324,936	$1,334,414	$6,467,797	$2,249,036	$1,302,173	$353,875	$ 575,433	$2,385,535
Sales of investment securities (1)	35,977	521	733,952	5,041,644	1,769,505	133,468	846,709	3,324,255	1,100,405	859,242	268,777	512,814	2,359,509
Non-U.S taxes withheld on dividend income	56	3,545	2,151	5,011	10,974	982	464	4,918	1,449	-	-	-	-
Non-U.S taxes withheld on interest income	-	1	13	-	1	5	-	-	- (2)	28	1	-	-
Non-U.S taxes paid on realized gains	-	56	79	-	2,632	76	-	-	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2005	-	584	1,582	2,705	1,501	1,097	-	-	-	-	-	-	-

(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Amount less than one thousand.

Financial Highlights	(1)
			Income (loss) from investment operations (2)					Dividends and distributions

Period ended		Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)	Ratio of net income (loss) to average net assets

Global Discovery Fund (4)
Class 1
12/31/05		$10.79	$.14		$ 1.05		$ 1.19	$ (.11)	$ (.24)	$ (.35)	$11.63	11.07%	$ 22.61%			.56%	1.27%
12/31/04		9.94	.08		.98		1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61			.60	.81
12/31/03		7.26	.05		2.67		2.72	(.04)	-	(.04)	9.94	37.41	17.61			.61	.55
12/31/02		9.30	.06		(2.05)		(1.99)	(.05)	-	(.05)	7.26	(21.41)	10.61			.61	.69
12/31/01		10.00	.04		(.70)		(.66)	(.04)	-	(.04)	9.30	(6.65)	12.31			.31	.42
Class 2
12/31/05		10.76	.11		1.05		1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86			.81	1.04
12/31/04		9.92	.06		.97		1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86			.85	.60
12/31/03		7.25	.02		2.67		2.69	(.02)	-	(.02)	9.92	37.11	24.86			.86	.28
12/31/02		9.30	.04		(2.05)		(2.01)	(.04)	-	(.04)	7.25	(21.67)	9.86			.86	.48
12/31/01		10.00	.02		(.69)		(.67)	(.03)	-	(.03)	9.30	(6.71)	4.42			.42	.21
Global Growth Fund
Class 1
12/31/05		$17.31	$.28		$ 2.19		$ 2.47	$ (.15)	$ -	$ (.15)	$19.63	14.37%	$ 206.62%			.57%	1.56%
12/31/04		15.30	.18		1.92		2.10	(.09)	-	(.09)	17.31	13.80	202.65			.64	1.15
12/31/03		11.35	.12		3.91		4.03	(.08)	-	(.08)	15.30	35.63	188.70			.70	.94
12/31/02		13.42	.09		(2.02)		(1.93)	(.14)	-	(.14)	11.35	(14.46)	152.71			.71	.73
12/31/01		17.25	.18		(2.50)		(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)	215.70			.70	1.24
Class 2
12/31/05		17.23	.23		2.18		2.41	(.12)	-	(.12)	19.52	14.07	2,617.87			.82	1.30
12/31/04		15.25	.14		1.91		2.05	(.07)	-	(.07)	17.23	13.49	1,796.90			.89	.92
12/31/03		11.32	.09		3.89		3.98	(.05)	-	(.05)	15.25	35.27	1,082.95			.95	.68
12/31/02		13.38	.06		(2.01)		(1.95)	(.11)	-	(.11)	11.32	(14.64)	592.96			.96	.48
12/31/01		17.21	.13		(2.49)		(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)	600.95			.95	.88
Global Small Capitalization Fund
Class 1
12/31/05		$17.14	$.13		$ 4.23		$ 4.36	$ (.21)	$ -	$ (.21)	$21.29	25.66%	$ 231.79%			.73%	.72%
12/31/04		14.15	.02		2.97		2.99	-	-	-	17.14	21.13	193.81			.80	.15
12/31/03		9.27	-	(5)	4.97		4.97	(.09)	-	(.09)	14.15	53.92	163.83			.83	(.03)
12/31/02		11.52	-	(5)	(2.15)		(2.15)	(.10)	-	(.10)	9.27	(18.83)	108.84			.84	.04
12/31/01		14.28	.03		(1.81)		(1.78)	(.13)	(.85)	(.98)	11.52	(12.63)	149.83			.83	.21
Class 2
12/31/05		17.02	.09		4.19		4.28	(.18)	-	(.18)	21.12	25.35	1,977	1.04		.97	.49
12/31/04		14.08	(.01)		2.95		2.94	-	-	-	17.02	20.88	1,198	1.06		1.05	(.07)
12/31/03		9.23	(.03)		4.95		4.92	(.07)	-	(.07)	14.08	53.53	665	1.08		1.08	(.28)
12/31/02		11.48	(.02)		(2.15)		(2.17)	(.08)	-	(.08)	9.23	(19.05)	290	1.09		1.09	(.20)
12/31/01		14.24	-	(5)	(1.80)		(1.80)	(.11)	(.85)	(.96)	11.48	(12.85)	274	1.08		1.08	(.05)
Growth Fund
Class 1
12/31/05		$51.39	$.46		$ 8.00		$ 8.46	$ (.49)	$ -	$ (.49)	$59.36	16.50%	$ 3,709.35%			.32%	.87%
12/31/04		45.74	.32		5.51		5.83	(.18)	-	(.18)	51.39	12.75	3,744.36			.36	.68
12/31/03		33.47	.16		12.26		12.42	(.15)	-	(.15)	45.74	37.15	3,877.39			.39	.41
12/31/02		44.30	.12		(10.87)		(10.75)	(.08)	-	(.08)	33.47	(24.27)	3,195.40			.40	.30
12/31/01		73.51	.18		(11.99)		(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)	5,207.38			.38	.34
Class 2
12/31/05		51.10	.34		7.92		8.26	(.38)	-	(.38)	58.98	16.19	18,343.60			.57	.64
12/31/04		45.50	.23		5.45		5.68	(.08)	-	(.08)	51.10	12.50	12,055.61			.61	.50
12/31/03		33.29	.06		12.19		12.25	(.04)	-	(.04)	45.50	36.80	7,107.64			.64	.16
12/31/02		44.09	.03		(10.82)		(10.79)	(.01)	-	(.01)	33.29	(24.46)	3,009.65			.65	.07
12/31/01		73.28	.04		(11.94)		(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)	2,937.63			.63	.07
Class 3
12/31/05		51.38	.37		7.98		8.35	(.39)	-	(.39)	59.34	16.28	499.53			.50	.69
12/31/04 (6)		47.74	.24		3.50		3.74	(.10)	-	(.10)	51.38	7.85	516.54		(7)	.53 (7)	.54 (7)
International Fund
Class 1
12/31/05		$15.82	$.32		$ 3.11		$ 3.43	$ (.29)	$ -	$ (.29)	$18.96	21.75%	$ 1,599.57%			.52%	1.92%
12/31/04		13.41	.22		2.41		2.63	(.22)	-	(.22)	15.82	19.66	1,495.60			.59	1.54
12/31/03		10.07	.15		3.38		3.53	(.19)	-	(.19)	13.41	35.12	1,431.63			.63	1.40
12/31/02		12.02	.15		(1.90)		(1.75)	(.20)	-	(.20)	10.07	(14.58)	1,236.63			.63	1.35
12/31/01		20.59	.22		(3.79)		(3.57)	(.20)	(4.80)	(5.00)	12.02	(19.73)	1,772.61			.61	1.41
Class 2
12/31/05		15.79	.28		3.11		3.39	(.26)	-	(.26)	18.92	21.50	4,790.82			.77	1.64
12/31/04		13.39	.18		2.41		2.59	(.19)	-	(.19)	15.79	19.32	2,752.84			.83	1.27
12/31/03		10.05	.12		3.37		3.49	(.15)	-	(.15)	13.39	34.85	1,385.88			.88	1.08
12/31/02		11.97	.12		(1.89)		(1.77)	(.15)	-	(.15)	10.05	(14.84)	636.88			.88	1.05
12/31/01		20.54	.15		(3.76)		(3.61)	(.16)	(4.80)	(4.96)	11.97	(19.89)	628.86			.86	1.04
Class 3
12/31/05		15.82	.29		3.11		3.40	(.26)	-	(.26)	18.96	21.54	116.75			.70	1.74
12/31/04 (6)		13.76	.20		2.05		2.25	(.19)	-	(.19)	15.82	16.45	115.77		(7)	.77 (7)	1.45 (7)
New World Fund
Class 1
12/31/05		$13.96	$.33		$ 2.58		$ 2.91	$ (.20)	-	$ (.20)	$16.67	21.10%	$ 88.92%			.85%	2.22%
12/31/04		11.99	.23		2.01		2.24	(.27)	-	(.27)	13.96	19.07	63.93			.92	1.81
12/31/03		8.76	.21		3.21		3.42	(.19)	-	(.19)	11.99	39.56	47.92			.92	2.15
12/31/02		9.44	.20		(.70)		(.50)	(.18)	-	(.18)	8.76	(5.45)	35.91			.91	2.14
12/31/01		9.85	.24		(.63)		(.39)	(.02)	-	(.02)	9.44	(3.99)	37.91			.91	2.54
Class 2
12/31/05		13.89	.29		2.56		2.85	(.18)	-	(.18)	16.56	20.74	677	1.17		1.10	1.97
12/31/04		11.94	.19		2.01		2.20	(.25)	-	(.25)	13.89	18.80	373	1.18		1.17	1.57
12/31/03		8.73	.19		3.19		3.38	(.17)	-	(.17)	11.94	39.18	224	1.17		1.17	1.90
12/31/02		9.41	.18		(.70)		(.52)	(.16)	-	(.16)	8.73	(5.66)	124	1.16		1.16	1.89
12/31/01		9.84	.21		(.62)		(.41)	(.02)	-	(.02)	9.41	(4.19)	116	1.16		1.16	2.25
Blue Chip Income and Growth Fund (4)
Class 1
12/31/05		$10.26	$.18		$ .59		$ .77	$ (.12)	-	$ (.12)	$10.91	7.57%	$ 135.45%			.41%	1.73%
12/31/04		9.41	.15		.78		.93	(.08)	-	(.08)	10.26	9.94	129.46			.46	1.60
12/31/03		7.17	.13		2.11		2.24	-	-	-	9.41	31.24	107.52			.50	1.67
12/31/02		9.43	.16		(2.32)		(2.16)	(.10)	-	(.10)	7.17	(22.93)	54.52			.52	1.89
12/31/01		10.00	.09		(.61)		(.52)	(.05)	-	(.05)	9.43	(5.23)	49.25			.25	.93
Class 2
12/31/05		10.20	.15		.58		.73	(.10)	-	(.10)	10.83	7.24	3,029.70			.66	1.48
12/31/04		9.36	.13		.78		.91	(.07)	-	(.07)	10.20	9.74	2,349.71			.70	1.37
12/31/03		7.16	.11		2.09		2.20	-	-	-	9.36	30.73	1,490.76			.74	1.41
12/31/02		9.41	.14		(2.30)		(2.16)	(.09)	-	(.09)	7.16	(23.07)	426.77			.77	1.76
12/31/01		10.00	.08		(.63)		(.55)	(.04)	-	(.04)	9.41	(5.38)	111.37			.37	.82
Growth-Income Fund
Class 1
12/31/05		$36.81	$.62		$ 1.61		$ 2.23	$ (.58)	$ (.15)	$ (.73)	$38.31	6.08%	$ 3,825.29%			.27%	1.68%
12/31/04		33.61	.48		3.09		3.57	(.37)	-	(.37)	36.81	10.66	4,213.31			.30	1.39
12/31/03		25.63	.42		7.96		8.38	(.40)	-	(.40)	33.61	32.76	4,402.34			.34	1.45
12/31/02		31.70	.41		(6.16)		(5.75)	(.32)	-	(.32)	25.63	(18.15)	3,741.35			.35	1.43
12/31/01		35.23	.51		.49		1.00	(.73)	(3.80)	(4.53)	31.70	2.78	5,428.35			.35	1.53
Class 2
12/31/05		36.64	.53		1.60		2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54			.52	1.44
12/31/04		33.48	.41		3.06		3.47	(.31)	-	(.31)	36.64	10.37	13,105.56			.55	1.19
12/31/03		25.52	.34		7.92		8.26	(.30)	-	(.30)	33.48	32.43	7,824.59			.59	1.18
12/31/02		31.58	.35		(6.14)		(5.79)	(.27)	-	(.27)	25.52	(18.34)	3,632.60			.60	1.22
12/31/01		35.13	.41		.52		.93	(.68)	(3.80)	(4.48)	31.58	2.56	3,187.60			.60	1.25
Class 3
12/31/05		36.80	.56		1.61		2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47			.45	1.50
12/31/04 (6)		34.64	.41		2.07		2.48	(.32)	-	(.32)	36.80	7.18	537.49		(7)	.48 (7)	1.24 (7)
Asset Allocation Fund
Class 1
12/31/05		$15.49	$.41		$ 1.05		$ 1.46	$ (.39)	$ -	$ (.39)	$16.56	9.45%	$ 879.35%			.32%	2.57%
12/31/04		14.58	.39		.84		1.23	(.32)	-	(.32)	15.49	8.50	899.38			.37	2.64
12/31/03		12.23	.41		2.29		2.70	(.35)	-	(.35)	14.58	22.14	911.42			.42	3.12
12/31/02		14.30	.45		(2.19)		(1.74)	(.33)	-	(.33)	12.23	(12.19)	797.45			.45	3.31
12/31/01		15.71	.49		(.37)		.12	(.59)	(.94)	(1.53)	14.30	.77	1,012.45			.45	3.30
Class 2
12/31/05		15.42	.37		1.04		1.41	(.36)	-	(.36)	16.47	9.14	5,120.60			.57	2.31
12/31/04		14.51	.36		.84		1.20	(.29)	-	(.29)	15.42	8.34	3,797.62			.62	2.42
12/31/03		12.18	.37		2.27		2.64	(.31)	-	(.31)	14.51	21.74	2,314.67			.67	2.81
12/31/02		14.25	.42		(2.18)		(1.76)	(.31)	-	(.31)	12.18	(12.38)	1,056.70			.70	3.11
12/31/01		15.67	.45		(.36)		.09	(.57)	(.94)	(1.51)	14.25	.52	730.70			.70	3.03
Class 3
12/31/05		15.49	.38		1.05		1.43	(.36)	-	(.36)	16.56	9.26	76.53			.50	2.39
12/31/04 (6)		14.85	.36		.58		.94	(.30)	-	(.30)	15.49	6.38	81.55		(7)	.55 (7)	2.50 (7)
Bond Fund
Class 1
12/31/05		$11.57	$.60		$ (.40)		$ .20	$ (.46)	-	$ (.46)	$11.31	1.77%	$ 182.44%			.40%	5.30%
12/31/04		11.34	.56		.10		.66	(.43)	-	(.43)	11.57	6.04	195.45			.44	4.94
12/31/03		10.41	.57		.78		1.35	(.42)	-	(.42)	11.34	13.07	213.47			.47	5.19
12/31/02		10.44	.67		(.24)		.43	(.46)	-	(.46)	10.41	4.26	218.49			.49	6.60
12/31/01		10.18	.77		.08		.85	(.59)	-	(.59)	10.44	8.48	194.49			.49	7.38
Class 2
12/31/05		11.48	.57		(.39)		.18	(.44)	-	(.44)	11.22	1.59	2,312.69			.65	5.06
12/31/04		11.27	.53		.09		.62	(.41)	-	(.41)	11.48	5.72	1,759.70			.69	4.68
12/31/03		10.36	.53		.78		1.31	(.40)	-	(.40)	11.27	12.80	1,280.72			.72	4.88
12/31/02		10.40	.64		(.24)		.40	(.44)	-	(.44)	10.36	4.05	697.74			.74	6.34
12/31/01		10.16	.73		.08		.81	(.57)	-	(.57)	10.40	8.15	349.74			.74	7.06
High-Income Bond Fund
Class 1
12/31/05		$12.89	$.85		$ (.55)		$ .30	$ (.78)	-	$ (.78)	$12.41	2.46%	$ 309.50%			.46%	6.76%
12/31/04		12.54	.84		.32		1.16	(.81)	-	(.81)	12.89	9.83	364.50			.50	6.74
12/31/03		10.44	.90		2.12		3.02	(.92)	-	(.92)	12.54	29.79	411.51			.51	7.74
12/31/02		11.78	1.01		(1.25)		(.24)	(1.10)	-	(1.10)	10.44	(1.51)	335.52			.52	9.55
12/31/01		12.25	1.17		(.23)		.94	(1.41)	-	(1.41)	11.78	8.02	403.51			.51	9.60
Class 2
12/31/05		12.81	.81		(.55)		.26	(.75)	-	(.75)	12.32	2.20	590.75			.71	6.55
12/31/04		12.47	.81		.32		1.13	(.79)	-	(.79)	12.81	9.59	444.75			.74	6.48
12/31/03		10.39	.86		2.12		2.98	(.90)	-	(.90)	12.47	29.51	319.76			.76	7.41
12/31/02		11.74	.97		(1.25)		(.28)	(1.07)	-	(1.07)	10.39	(1.83)	183.77			.77	9.28
12/31/01		12.22	1.13		(.23)		.90	(1.38)	-	(1.38)	11.74	7.73	156.76			.76	9.37
Class 3
12/31/05		12.87	.82		(.55)		.27	(.75)	-	(.75)	12.39	2.25	37.68			.64	6.58
12/31/04 (6)		12.79	.78		.11		.89	(.81)	-	(.81)	12.87	7.52	46.68		(7)	.68 (7)	6.57 (7)
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/05		$12.07	$.48		$ (.16)		$ .32	$ (.48)	-	$ (.48)	$11.91	2.70%	$ 252.47%			.43%	3.99%
12/31/04		12.24	.45		(.03)		.42	(.59)	-	(.59)	12.07	3.58	286.47			.46	3.68
12/31/03		12.37	.46		(.15)		.31	(.44)	-	(.44)	12.24	2.51	373.46			.46	3.71
12/31/02		11.87	.54		.55		1.09	(.59)	-	(.59)	12.37	9.45	517.47			.47	4.45
12/31/01		11.73	.66		.17		.83	(.69)	-	(.69)	11.87	7.24	386.47			.47	5.58
Class 2
12/31/05		12.00	.45		(.16)		.29	(.46)	-	(.46)	11.83	2.41	341.72			.68	3.75
12/31/04		12.17	.41		(.03)		.38	(.55)	-	(.55)	12.00	3.30	285.72			.71	3.42
12/31/03		12.31	.42		(.14)		.28	(.42)	-	(.42)	12.17	2.28	273.71			.71	3.43
12/31/02		11.83	.50		.55		1.05	(.57)	-	(.57)	12.31	9.15	288.72			.72	4.14
12/31/01		11.70	.62		.18		.80	(.67)	-	(.67)	11.83	7.02	137.72			.72	5.27
Class 3
12/31/05		12.05	.46		(.16)		.30	(.46)	-	(.46)	11.89	2.50	39.65			.61	3.81
12/31/04 (6)		12.34	.41		(.11)		.30	(.59)	-	(.59)	12.05	2.58	43.65		(7)	.65 (7)	3.51 (7)
Cash Management Fund
Class 1
12/31/05		$11.09	$.33		$ -	(5)	$ .33	$ (.11)	-	$ (.11)	$11.31	2.97%	$ 75.33%			.30%	2.91%
12/31/04		11.07	.11		-	(5)	.11	(.09)	-	(.09)	11.09	.96	78.37			.36	.96
12/31/03		11.17	.07		-	(5)	.07	(.17)	-	(.17)	11.07	.67	103.47			.47	.68
12/31/02		11.41	.14		-	(5)	.14	(.38)	-	(.38)	11.17	1.24	203.46			.46	1.25
12/31/01		11.65	.41		.01		.42	(.66)	-	(.66)	11.41	3.66	218.46			.46	3.52
Class 2
12/31/05		11.05	.30		-	(5)	.30	(.09)	-	(.09)	11.26	2.68	153.58			.55	2.71
12/31/04		11.03	.08		-	(5)	.08	(.06)	-	(.06)	11.05	.70	110.61			.61	.76
12/31/03		11.12	.05		-	(5)	.05	(.14)	-	(.14)	11.03	.47	99.72			.72	.42
12/31/02		11.37	.11		-	(5)	.11	(.36)	-	(.36)	11.12	1.00	133.71			.71	1.00
12/31/01		11.62	.34		.05		.39	(.64)	-	(.64)	11.37	3.43	127.71			.71	2.99
Class 3
12/31/05		11.07	.30		-	(5)	.30	(.08)	-	(.08)	11.29	2.74	16.51			.48	2.70
12/31/04 (6)		11.07	.09		-	(5)	.09	(.09)	-	(.09)	11.07	.78	20.54		(7)	.54 (7)	.80 (7)

Portfolio turnover rate for all classes of shares
		Year Ended December 31
		2005	2004		2003		2002	2001
Global Discovery Fund (4)		53%	28%		30%		25%	4%
Global Growth Fund		26	24		27		30	38
Global Small Capitalization Fund		47	49		51		66	65
Growth Fund		29	30		34		34	31
International Fund		40	37		40		30	40
New World Fund		26	18		19		22	31
Blue Chip Income and Growth Fund (4)		33	13		12		8	12
Growth-Income Fund		20	21		21		26	34
Asset Allocation Fund		23	20		20		25	32
Bond Fund		46	34		20		29	59
High-Income Bond Fund		35	38		48		45	42
U.S. Government/AAA-Rated Securities Fund		86	68		63		53	84
Cash Management Fund		-	-		-		-	-

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4) Commenced operations July 5, 2001.
(5) Amount less than one cent.
(6) From January 16, 2004, when Class 3 shares were first issued.
(7) Annualized.

See Notes to Financial Statements

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for the Cash Management Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2006

American Funds Insurance Series

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)
Declaration of Trust and Amendment to Declaration of Trust - previously filed (see P/E Amendment No. 24 filed 1/15/97); Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No. 31 filed 2/15/01, No. 33 filed 4/30/02, and No. 40 filed 4/28/06)

(b)	By-Laws - previously filed (see P/E Amendment No. 40 filed 4/28/06)

(c)	Instruments Defining Rights of Security Holders - none

(d)	Amended Investment Advisory and Service Agreements - [TO BE PROVIDED BY AMENDMENT]

(e)	Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 31 filed 1/15/01; No 27 filed 1/15/99; No. 25 filed 1/30/98; and No. 24 filed1/15/97)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(g)
Form of Global Custody Agreement - previously filed (see P/E Amendment No. 33 filed 4/30/02 and No. 24 filed 1/15/97); form of State Street Bank and Trust Company Supplementary Agreement - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(h)	Amended Shareholder Services Agreement as of 4/1/03 and Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(i)	Legal Opinion - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(j)	Consent of Independent Registered Public Accounting Firm - [TO BE PROVIDED BY AMENDMENT]

(k)	Omitted Financial Statements - none

(l)	Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 26 filed 3/30/98); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(n)	Form of Multiple Class Plan - previously filed (see P/E Amendment No. 24 filed 1/15/97)

(o)	Reserved

(p)
Code of Ethics for Registrant dated December 2004 - previously filed (see P/E Amendment No. 38 filed 4/29/05); Code of Ethics for Capital Group Companies dated July 2005 - previously filed (see P/E Amendment No. 40 filed 4/28/06)

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the nal adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None.

Item 27. Principal Underwriters

Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.

Records covering portfolio transactions are also maintained and kept by the custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

Item 29. Management Services

None.

Item 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 13th day of July, 2006.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on July 13, 2006, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ James K. Dunton	Vice Chairman
James K. Dunton
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ David A. Pritchett	Treasurer
David A. Pritchett
(3)	Trustees:
	Lee A. Ault III*	Chairman and Trustee
	H. Frederick Christie*	Trustee
	Joe E. Davis*	Trustee
	/s/ James K. Dunton	Chairman
James K. Dunton
	Martin Fenton*	Trustee
	Leonard R. Fuller*	Trustee
	Mary Myers Kauppila*	Trustee
	/s/ Donald D. O’Neal	President
Donald D. O’Neal
	Kirk P. Pendleton*	Trustee

*By  /s/ Chad L. Norton
Chad L. Norton, pursuant to a power of attorney filed herewith

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment company:

- American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Camden, ME , this 5th day of  July , 2006.
(City, State)

/s/ Lee A. Ault, III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Jeffrey P. Regal Susi M. Silverman Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA , this 1st day of  July , 2006.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Joe E. Davis, the undersigned Board member of the following registered investment company:

- American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Series and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Series on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Encino, CA , this 1st day of   July , 2006.
(City, State)

/s/ Joe E. Davis
Joe E. Davis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sharon G. Moseley David A. Pritchett Susi M. Silverman Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solano Beach, CA , this 5th day of   July , 2006.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series - U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sharon G. Moseley David A. Pritchett Susi M. Silverman Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA , this 1st day of  July , 2006.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Karl C. Grauman Sheryl F. Johnson David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA , this 1st day of   July , 2006.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	R. Marcia Gould Karl C. Grauman David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA , this 6th day of   July , 2006.
(City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member